UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03290

Name of Fund:  BlackRock Variable Series Funds, Inc.

BlackRock Basic Value V.I. Fund

BlackRock Capital Appreciation V.I. Fund

BlackRock Equity Dividend V.I. Fund

BlackRock Global Allocation V.I. Fund

BlackRock Global Opportunities V.I. Fund

BlackRock Government Money Market V.I. Fund

BlackRock High Yield V.I. Fund

BlackRock International V.I. Fund

BlackRock iShares Alternative Strategies V.I. Fund

BlackRock iShares Dynamic Allocation V.I Fund

BlackRock iShares Dynamic Fixed Income V.I. Fund

BlackRock iShares Equity Appreciation V.I. Fund

BlackRock Large Cap Core V.I. Fund

BlackRock Large Cap Growth V.I. Fund

BlackRock Large Cap Value V.I. Fund

BlackRock Managed Volatility V.I. Fund

BlackRock S&P 500 Index V.I. Fund

BlackRock Total Return V.I. Fund

BlackRock U.S. Government Bond V.I. Fund

BlackRock Value Opportunities V.I. Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Variable

Series Funds, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2016

Date of reporting period: 09/30/2016

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock Basic Value V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.4%
B/E Aerospace, Inc.	25,260	$1,304,932
Boeing Co.	27,280	3,593,867
Huntington Ingalls Industries, Inc.	11,250	1,725,975
Northrop Grumman Corp.	1,940	415,063
Raytheon Co.	3,020	411,113

		7,450,950
Airlines — 0.6%
American Airlines Group, Inc.	85,330	3,123,931
Auto Components — 1.2%
Lear Corp.	48,300	5,854,926
Magna International, Inc. (a)	13,310	571,665

		6,426,591
Automobiles — 0.2%
Thor Industries, Inc.	12,799	1,084,075
Banks — 12.8%
Bank of America Corp.	524,630	8,210,459
Citigroup, Inc.	547,170	25,842,839
JPMorgan Chase & Co.	384,136	25,579,616
KeyCorp	268,500	3,267,645
Regions Financial Corp.	367,240	3,624,659

		66,525,218
Biotechnology — 2.5%
Gilead Sciences, Inc.	164,410	13,008,119
Capital Markets — 2.1%
Ameriprise Financial, Inc.	11,720	1,169,304
Morgan Stanley	119,560	3,833,094
Nasdaq, Inc.	89,480	6,043,479

		11,045,877
Chemicals — 0.6%
Akzo Nobel NV — ADR	92,935	2,099,402
Ashland Global Holdings, Inc.	6,420	744,399

		2,843,801
Communications Equipment — 5.9%
Cisco Systems, Inc.	821,920	26,071,302
Nokia OYJ — ADR (a)	473,030	2,738,844
Telefonaktiebolaget LM Ericsson — ADR (a)	210,471	1,517,496

		30,327,642
Construction & Engineering — 0.4%
AECOM (b)	64,900	1,929,477
Consumer Finance — 7.5%
Capital One Financial Corp.	205,360	14,751,009
Discover Financial Services	346,120	19,573,086
SLM Corp. (b)	638,137	4,766,883

		39,090,978

Common Stocks	Shares	Value
Containers & Packaging — 0.8%
Avery Dennison Corp.	12,210	$949,816
Bemis Co., Inc.	31,680	1,615,997
Crown Holdings, Inc. (b)	19,290	1,101,266
Graphic Packaging Holding Co.	40,880	571,911
Sealed Air Corp.	2,270	104,011

		4,343,001
Diversified Telecommunication Services — 2.6%
Verizon Communications, Inc.	263,460	13,694,651
Electric Utilities — 2.9%
Exelon Corp.	447,340	14,891,949
Energy Equipment & Services — 0.9%
Superior Energy Services, Inc.	267,152	4,782,021
Equity Real Estate Investment Trusts (REITs) — 0.3%
Brixmor Property Group, Inc.	56,130	1,559,853
Food & Staples Retailing — 2.5%
CVS Health Corp.	10,190	906,808
Kroger Co.	256,882	7,624,258
Walgreens Boots Alliance, Inc.	57,160	4,608,239

		13,139,305
Food Products — 0.3%
Mondelez International, Inc., Class A	39,790	1,746,781
Health Care Equipment & Supplies — 5.7%
Baxter International, Inc.	278,840	13,272,784
Medtronic PLC	68,818	5,945,875
Zimmer Biomet Holdings, Inc.	78,820	10,248,176

		29,466,835
Hotels, Restaurants & Leisure — 0.1%
Darden Restaurants, Inc.	4,240	259,997
Household Durables — 1.2%
Newell Brands, Inc.	102,310	5,387,645
Tupperware Brands Corp.	9,800	640,626

		6,028,271
Independent Power and Renewable Electricity Producers — 4.0%
AES Corp.	1,201,010	15,432,979
Dynegy, Inc. (a)(b)	434,920	5,388,659

		20,821,638
Industrial Conglomerates — 0.3%
Honeywell International, Inc.	13,170	1,535,490
Insurance — 3.8%
Genworth Financial, Inc., Class A (a)(b)	381,450	1,891,992
Hartford Financial Services Group, Inc.	118,851	5,089,200
Lincoln National Corp.	81,537	3,830,608

Portfolio Abbreviation

ADR	American Depositary Receipts

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	BlackRock Basic Value V.I. Fund

Common Stocks	Shares	Value
Insurance (continued)
Prudential Financial, Inc.	67,430	$5,505,659
XL Group Ltd.	97,590	3,281,952

		19,599,411
IT Services — 0.4%
Fidelity National Information Services, Inc.	7,130	549,224
First Data Corp., Class A (a)(b)	55,730	733,407
Total System Services, Inc.	19,390	914,239

		2,196,870
Media — 3.1%
Comcast Corp., Class A	90,020	5,971,927
Interpublic Group of Cos., Inc.	119,200	2,664,120
Omnicom Group, Inc. (a)	22,230	1,889,550
Scripps Networks Interactive, Inc., Class A (a)	84,940	5,392,841

		15,918,438
Metals & Mining — 0.5%
Reliance Steel & Aluminum Co.	36,630	2,638,459
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
Starwood Property Trust, Inc.	205,670	4,631,688
Multiline Retail — 0.4%
Dollar General Corp.	28,330	1,982,817
Oil, Gas & Consumable Fuels — 14.3%
Apache Corp.	354,030	22,611,896
Devon Energy Corp.	386,940	17,067,923
Gulfport Energy Corp. (b)	295,800	8,356,350
Marathon Oil Corp.	862,102	13,629,833
Marathon Petroleum Corp.	99,480	4,037,893
Parsley Energy, Inc., Class A (b)	95,010	3,183,785
Suncor Energy, Inc.	18,980	527,264
Valero Energy Corp.	85,450	4,528,850

		73,943,794
Personal Products — 0.2%
Unilever NV — NY Shares (a)	19,700	908,170
Pharmaceuticals — 6.2%
Merck & Co., Inc.	190,440	11,885,360
Pfizer, Inc.	602,730	20,414,465

		32,299,825
Professional Services — 2.5%
Dun & Bradstreet Corp.	3,831	523,391
Nielsen Holdings PLC	235,570	12,619,485

		13,142,876
Road & Rail — 0.1%
CSX Corp.	9,140	278,770
Norfolk Southern Corp.	570	55,324

		334,094
Semiconductors & Semiconductor Equipment — 5.6%
Lam Research Corp.	620	58,720
QUALCOMM, Inc.	401,780	27,521,930
Teradyne, Inc.	68,860	1,485,999

		29,066,649
Software — 0.1%
Oracle Corp.	12,690	498,463
Specialty Retail — 0.3%
GNC Holdings, Inc., Class A	87,100	1,778,582
Technology Hardware, Storage & Peripherals — 1.3%
Apple Inc.	57,940	6,550,117
Thrifts & Mortgage Finance — 0.7%
New York Community Bancorp, Inc. (a)	265,200	3,773,796

Common Stocks	Shares	Value
Trading Companies & Distributors — 0.0%
Air Lease Corp.	1,850	$52,873
Wireless Telecommunication Services — 1.6%
Telephone & Data Systems, Inc.	276,124	7,505,050
United States Cellular Corp. (b)	26,583	966,026

		8,471,076
Total Common Stocks — 98.8%		512,914,449

Preferred Stocks
Food Products — 0.5%
Tyson Foods, Inc., 4.75% (c)	31,289	2,561,318
Total Preferred Stocks — 0.5%		2,561,318
Total Long-Term Investments (Cost — $462,745,974) — 99.3%		515,475,767

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.20% (d)(e)	3,840,505	3,840,505
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.51% (d)(e)(f)	$22,839	22,838,760
Total Short-Term Securities (Cost — $26,679,265) — 5.2%		26,679,265
Total Investments (Cost — $489,425,239*) — 104.5%		542,155,032
Liabilities in Excess of Other Assets — (4.5)%		(23,127,378)

Net Assets — 100.0%		$519,027,654

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Basic Value V.I. Fund

Notes to Schedule of Investments

*	As of September 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$487,896,827

Gross unrealized appreciation	$71,643,659
Gross unrealized depreciation	(17,385,454)

Net unrealized appreciation	$54,258,205

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	Convertible security.

(d)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2015	Net Activity	Shares/Beneficial Interest Held at September 30, 2016	Value at September 30, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	2,943,348	(2,943,348)	—	—	$ 8,065
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	3,840,505	3,840,505	$ 3,840,505	$ 2,101
BlackRock Liquidity Series, LLC Money Market Series	27,873,304	$(5,034,544)	22,838,760	22,838,760	63,995	[1]
Total				$26,679,265	$74,161

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	Current yield as of period end.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$515,475,767	—	—	$515,475,767
Short-Term Securities	3,840,505	$22,838,760	—	26,679,265

Total	$519,316,272	$22,838,760	—	$542,155,032

[1]	See above Schedule of Investments for values in each industry.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	3

Schedule of Investments (concluded)	BlackRock Basic Value V.I. Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows.

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$121,802	—	—	$121,802
Liabilities:
Collateral on securities loaned at value	—	$(22,838,760)	—	(22,838,760)

Total	$121,802	$(22,838,760)	—	$(22,716,958)

During the period ended September 30, 2016, there were no transfers between levels.

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock Capital Appreciation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 0.9%
TransDigm Group, Inc.	11,661	$3,371,428
Beverages — 5.0%
Anheuser-Busch InBev SA/NV — ADR	71,820	9,437,866
Constellation Brands, Inc., Class A	55,161	9,183,755

		18,621,621
Biotechnology — 8.0%
Alexion Pharmaceuticals, Inc. (a)	98,597	12,082,076
Biogen, Inc. (a)	12,059	3,774,829
Regeneron Pharmaceuticals, Inc. (a)	24,879	10,001,856
Vertex Pharmaceuticals, Inc. (a)	42,670	3,721,251

		29,580,012
Chemicals — 2.1%
Ecolab, Inc.	24,536	2,986,522
Sherwin-Williams Co.	17,711	4,899,925

		7,886,447
Diversified Financial Services — 2.2%
Berkshire Hathaway, Inc., Class B (a)	56,090	8,103,322
Diversified Telecommunication Services — 1.5%
SBA Communications Corp., Class A (a)	48,870	5,481,259
Electrical Equipment — 1.2%
Acuity Brands, Inc. (b)	16,392	4,337,323
Equity Real Estate Investment Trusts (REITs) — 0.9%
Crown Castle International Corp.	34,142	3,216,518
Food & Staples Retailing — 1.0%
Costco Wholesale Corp.	23,758	3,623,333
Food Products — 0.5%
Mead Johnson Nutrition Co.	24,944	1,970,825
Health Care Equipment & Supplies — 3.4%
Becton Dickinson and Co.	36,437	6,548,822
Boston Scientific Corp. (a)	206,779	4,921,340
Intuitive Surgical, Inc. (a)	1,620	1,174,225

		12,644,387
Health Care Providers & Services — 4.1%
UnitedHealth Group, Inc.	109,170	15,283,800
Hotels, Restaurants & Leisure — 2.4%
Chipotle Mexican Grill, Inc. (a)(b)	8,950	3,790,325
Domino’s Pizza, Inc.	20,760	3,152,406
Starbucks Corp.	35,022	1,896,091

		8,838,822
Industrial Conglomerates — 1.1%
Roper Technologies, Inc.	22,249	4,059,775

Common Stocks	Shares	Value
Internet & Catalog Retail — 5.7%
Netflix, Inc. (a)	94,501	$9,313,074
Priceline Group, Inc. (a)	6,370	9,373,391
TripAdvisor, Inc. (a)(b)	41,233	2,605,101

		21,291,566
Internet & Direct Marketing Retail — 7.3%
Amazon.com, Inc. (a)	32,388	27,118,796
Internet Software & Services — 16.1%
Alphabet, Inc., Class A (a)	35,486	28,532,873
Facebook, Inc., Class A (a)	152,672	19,583,237
Tencent Holdings Ltd.	409,300	11,379,373

		59,495,483
IT Services — 10.3%
Fiserv, Inc. (a)	26,919	2,677,633
FleetCor Technologies, Inc. (a)	50,141	8,710,996
Global Payments, Inc.	75,853	5,822,476
Vantiv, Inc., Class A (a)	58,239	3,277,109
Visa, Inc., Class A	211,339	17,477,735

		37,965,949
Life Sciences Tools & Services — 2.3%
Illumina, Inc. (a)	46,432	8,434,837
Media — 0.8%
Liberty Global PLC, Class A (a)	85,123	2,909,504
Oil, Gas & Consumable Fuels — 3.9%
Concho Resources, Inc. (a)	43,176	5,930,224
EOG Resources, Inc.	37,288	3,606,123
Pioneer Natural Resources Co.	26,574	4,933,463

		14,469,810
Pharmaceuticals — 1.1%
AstraZeneca PLC - ADR (b)	126,927	4,170,821
Road & Rail — 1.5%
Norfolk Southern Corp.	58,123	5,641,418
Semiconductors & Semiconductor Equipment — 2.4%
ASML Holding NV (b)	36,407	3,989,479
Broadcom Ltd.	27,855	4,805,545

		8,795,024
Software — 6.8%
Activision Blizzard, Inc.	197,685	8,757,446
Microsoft Corp.	199,478	11,489,933
salesforce.com, Inc. (a)	69,360	4,947,449

		25,194,828
Specialty Retail — 2.3%
Home Depot, Inc.	66,912	8,610,236
Technology Hardware, Storage & Peripherals — 0.9%
Apple Inc.	30,746	3,475,835
Textiles, Apparel & Luxury Goods — 1.7%
NIKE, Inc., Class B	120,765	6,358,277
Total Common Stocks — 97.4%		360,951,256

Portfolio Abbreviation
ADR	American Depositary Receipts

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	BlackRock Capital Appreciation V.I. Fund

Preferred Stock	Shares	Value
Software — 1.2%
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $2,858,021) (a)(c)	466,235	$4,280,037
Total Long-Term Investments (Cost — $298,959,388) — 98.6%		365,231,293

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.20% (d)(e)	5,960,781	$5,960,781

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.51% (d)(e)(f)	$11,932	11,932,154
Total Short-Term Securities (Cost — $17,892,935) — 4.8%		17,892,935
Total Investments (Cost — $316,852,323*) — 103.4%		383,124,228
Liabilities in Excess of Other Assets — (3.4)%		(12,683,380)

Net Assets — 100.0%		$370,440,848

Notes to Schedule of Investments

*	As of September 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$317,871,062

Gross unrealized appreciation	$67,079,386
Gross unrealized depreciation	(1,826,219)

Net unrealized appreciation	$65,253,167

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $4,280,037 and an original cost of $2,858,021 which was 1.2% of its net assets.

(d)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2015	Net Activity	Shares/Beneficial Interest Held at September 30, 2016	Value at September 30, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	3,359,763	(3,359,763)	—	—	$ 9,886
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	5,960,781	5,960,781	$ 5,960,781	382
BlackRock Liquidity Series, LLC, Money Market Series	$8,602,385	$ 3,329,769	$11,932,154	11,932,154	14,418	[1]
Total				$17,892,935	$24,686

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	Current yield as of period end.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Capital Appreciation V.I. Fund

the BlackRock Global Valuation Methodolgies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$3,371,428	—	—	$3,371,428
Beverages	18,621,621	—	—	18,621,621
Biotechnology	29,580,012	—	—	29,580,012
Chemicals	7,886,447	—	—	7,886,447
Diversified Financial Services	8,103,322	—	—	8,103,322
Diversified Telecommunication Services	5,481,259	—	—	5,481,259
Electrical Equipment	4,337,323	—	—	4,337,323
Equity Real Estate Investment Trusts (REITs)	3,216,518	—	—	3,216,518
Food & Staples Retailing	3,623,333	—	—	3,623,333
Food Products	1,970,825	—	—	1,970,825
Health Care Equipment & Supplies.	12,644,387	—	—	12,644,387
Health Care Providers & Services	15,283,800	—	—	15,283,800
Hotels, Restaurants & Leisure	8,838,822	—	—	8,838,822
Industrial Conglomerates	4,059,775	—	—	4,059,775
Internet & Catalog Retail	21,291,566	—	—	21,291,566
Internet & Direct Marketing Retail	27,118,796	—	—	27,118,796
Internet Software & Services.	48,116,110	$11,379,373	—	59,495,483
IT Services	37,965,949	—	—	37,965,949
Life Sciences Tools & Services	8,434,837	—	—	8,434,837
Media	2,909,504	—	—	2,909,504
Oil, Gas & Consumable Fuels	14,469,810	—	—	14,469,810
Pharmaceuticals	4,170,821	—	—	4,170,821
Road & Rail	5,641,418	—	—	5,641,418
Semiconductors & Semiconductor Equipment	8,795,024	—	—	8,795,024
Software	25,194,828	—	—	25,194,828
Specialty Retail	8,610,236	—	—	8,610,236
Technology Hardware, Storage & Peripherals	3,475,835	—	—	3,475,835
Textiles, Apparel & Luxury Goods	6,358,277	—	—	6,358,277
Preferred Stock:
Software	—	—	$4,280,037	4,280,037
Short-Term Securities	5,960,781	11,932,154	—	17,892,935

Total	$355,532,664	$23,311,527	$4,280,037	$383,124,228

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, collateral on securities loaned at value of $11,932,154 is categorized as Level 2 within the disclosure hierarchy.

During the period ended September 30, 2016, there were no transfers between Levels.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	3

Schedule of Investments (concluded)	BlackRock Capital Appreciation V.I. Fund

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Stocks
Assets:
Opening Balance, as of December 31, 2015	$5,305,754
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)1,	(1,025,717)
Purchases	—
Sales	—

Closing Balance, as of September 30, 2016	$4,280,037

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2016[1]	$(1,025,717)

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation methodologies used and unobservable inputs utilized by the Global Valuation Committee to determine the value of certain of the Fund’s Level 3 investments as of period end.

	Value	Valuation Methodologies	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Preferred Stocks	$4,280,037	Market Approach	Revenue Multiple[1]	11.50x
			Revenue Growth Rate[1]	84.00%

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock Equity Dividend V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 4.3%
Lockheed Martin Corp.	10,600	$2,541,032
Northrop Grumman Corp.	14,304	3,060,341
Raytheon Co.	26,530	3,611,529

		9,212,902
Air Freight & Logistics — 1.0%
United Parcel Service, Inc., Class B	20,070	2,194,855
Banks — 14.4%
Bank of America Corp.	420,420	6,579,573
Citigroup, Inc.	101,940	4,814,626
JPMorgan Chase & Co.	104,090	6,931,353
KeyCorp	53,940	656,450
SunTrust Banks, Inc.	86,917	3,806,965
U.S. Bancorp	67,470	2,893,788
Wells Fargo & Co.	122,715	5,433,820

		31,116,575
Beverages — 2.0%
Coca-Cola Co.	59,635	2,523,753
Diageo PLC	64,660	1,852,084

		4,375,837
Capital Markets — 4.0%
CME Group, Inc.	19,530	2,041,276
Goldman Sachs Group, Inc.	10,820	1,744,941
Invesco Ltd.	53,998	1,688,517
Morgan Stanley	99,890	3,202,473

		8,677,207
Chemicals — 2.9%
Dow Chemical Co.	50,315	2,607,826
E.I. du Pont de Nemours & Co.	44,415	2,974,473
Praxair, Inc.	5,575	673,627

		6,255,926
Communications Equipment — 0.8%
Motorola Solutions, Inc.	23,840	1,818,515
Consumer Finance — 0.3%
American Express Co.	9,506	608,764
Containers & Packaging — 0.5%
International Paper Co.	23,280	1,116,974
Diversified Telecommunication Services — 1.8%
BCE, Inc.	13,655	630,588
Verizon Communications, Inc.	62,990	3,274,220

		3,904,808
Electric Utilities — 2.0%
Exelon Corp.	43,860	1,460,099
NextEra Energy, Inc.	23,115	2,827,427

		4,287,526
Electrical Equipment — 0.3%
Rockwell Automation, Inc.	4,975	608,642
Energy Equipment & Services — 0.5%
Schlumberger Ltd.	12,365	972,384
Equity Real Estate Investment Trusts (REITs) — 0.4%
Weyerhaeuser Co.	28,890	922,747

Common Stocks	Shares	Value
Food & Staples Retailing — 1.3%
Kroger Co.	95,560	$2,836,221
Food Products — 0.5%
Mondelez International, Inc., Class A	26,560	1,165,984
Health Care Equipment & Supplies — 0.7%
Becton Dickinson and Co.	8,770	1,576,232
Health Care Providers & Services — 5.2%
Aetna, Inc.	27,183	3,138,277
Anthem, Inc.	23,811	2,983,756
Quest Diagnostics, Inc.	29,575	2,502,932
UnitedHealth Group, Inc.	19,282	2,699,480

		11,324,445
Household Products — 1.1%
Procter & Gamble Co.	27,615	2,478,446
Industrial Conglomerates — 5.0%
3M Co.	5,385	948,999
General Electric Co.	219,715	6,507,958
Honeywell International, Inc.	28,010	3,265,686

		10,722,643
Insurance — 5.7%
Allstate Corp.	15,370	1,063,297
American International Group, Inc.	50,810	3,015,065
Marsh & McLennan Cos., Inc.	16,510	1,110,298
MetLife, Inc.	53,780	2,389,445
Prudential Financial, Inc.	32,840	2,681,386
Travelers Cos., Inc.	17,958	2,057,089

		12,316,580
Media — 2.3%
Comcast Corp., Class A	60,025	3,982,060
Publicis Groupe SA	13,010	984,443

		4,966,503
Multiline Retail — 1.5%
Dollar General Corp.	45,290	3,169,847
Multi-Utilities — 2.7%
CMS Energy Corp.	32,030	1,345,580
Dominion Resources, Inc.	30,870	2,292,715
DTE Energy Co.	4,240	397,161
Public Service Enterprise Group, Inc.	43,070	1,803,341

		5,838,797
Oil, Gas & Consumable Fuels — 11.4%
Anadarko Petroleum Corp.	10,650	674,784
Chevron Corp.	31,463	3,238,172
ConocoPhillips	24,080	1,046,758
Exxon Mobil Corp.	46,135	4,026,663
Hess Corp.	33,270	1,783,937
Marathon Oil Corp.	44,290	700,225
Marathon Petroleum Corp.	36,780	1,492,900
Occidental Petroleum Corp.	59,580	4,344,574
Pioneer Natural Resources Co.	3,210	595,937
Spectra Energy Corp.	25,186	1,076,702
Suncor Energy, Inc.	84,020	2,334,076
TOTAL SA — ADR (a)	69,818	3,330,314

		24,645,042

Portfolio Abbreviations

ADR	American Depositary Receipts
GDR	Global Depositary Receipts

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	BlackRock Equity Dividend V.I. Fund

Common Stocks	Shares	Value
Personal Products — 0.8%
Unilever NV — NY Shares (a)	38,645	$1,781,534
Pharmaceuticals — 8.7%
AstraZeneca PLC	45,976	2,977,016
Johnson & Johnson	30,325	3,582,292
Merck & Co., Inc.	76,200	4,755,642
Pfizer, Inc.	219,960	7,450,045

		18,764,995
Professional Services — 0.9%
Experian PLC	37,500	749,170
Nielsen Holdings PLC	21,400	1,146,398

		1,895,568
Road & Rail — 0.6%
Union Pacific Corp.	13,695	1,335,673
Semiconductors & Semiconductor Equipment — 2.6%
Intel Corp.	60,900	2,298,975
NVIDIA Corp. (a)	7,410	507,732
QUALCOMM, Inc.	42,220	2,892,070

		5,698,777
Software — 3.9%
Microsoft Corp.	82,235	4,736,736
Oracle Corp.	93,740	3,682,107

		8,418,843
Specialty Retail — 2.2%
Gap, Inc. (a)	61,340	1,364,201
Home Depot, Inc.	26,465	3,405,516

		4,769,717
Technology Hardware, Storage & Peripherals — 1.9%
Lenovo Group Ltd.	1,528,000	1,019,858
Samsung Electronics Co. Ltd. — GDR	4,240	3,059,760

		4,079,618

Common Stocks	Shares	Value
Tobacco — 1.4%
Altria Group, Inc.	15,675	$991,130
Philip Morris International, Inc.	11,465	1,114,627
Reynolds American, Inc.	21,034	991,753

		3,097,510
Water Utilities — 0.2%
American Water Works Co., Inc.	7,175	536,977
Wireless Telecommunication Services — 0.5%
SK Telecom Co. Ltd — ADR	48,620	1,098,812
Total Long-Term Investments (Cost — $193,711,176) — 96.3%		208,592,426

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.20% (b)(d)	7,503,194	7,503,194
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.51% (b)(c)(d)	$ 6,939	6,939,420
Total Short-Term Securities (Cost — $14,442,614) — 6.7%		14,442,614
Total Investments (Cost — $208,153,790*) — 103.0%		223,035,040
Liabilities in Excess of Other Assets — (3.0)%		(6,440,950)

Net Assets — 100.0%		$216,594,090

Notes to Schedule of Investments

*	As of September 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$208,208,362

Gross unrealized appreciation	$17,658,597
Gross unrealized depreciation	(2,831,919)

Net unrealized appreciation	$14,826,678

(a)	Security, or a portion of security, is on loan.

(b)	Current yield as of period end.

(c)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

(d)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2015	Net Activity	Shares/Beneficial Interest Held at September 30, 2016	Value at September 30, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	5,156,067	(5,156,067)	—	—	$16,161
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	7,503,194	7,503,194	$ 7,503,194	2,434
BlackRock Liquidity Series, LLC, Money Market Series	$2,303,512	$ 4,635,908	$6,939,420	6,939,420	24,720	[1]
				$14,442,614	$43,315

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Equity Dividend V.I. Fund

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodolgies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$9,212,902	—	—	$9,212,902
Air Freight & Logistics	2,194,855	—	—	2,194,855
Banks	31,116,575	—	—	31,116,575
Beverages	2,523,753	$1,852,084	—	4,375,837
Capital Markets	8,677,207	—	—	8,677,207
Chemicals	6,255,926	—	—	6,255,926
Communications Equipment	1,818,515	—	—	1,818,515
Consumer Finance	608,764	—	—	608,764
Containers & Packaging	1,116,974	—	—	1,116,974
Diversified Telecommunication Services	3,904,808	—	—	3,904,808
Electric Utilities	4,287,526	—	—	4,287,526
Electrical Equipment	608,642	—	—	608,642
Energy Equipment & Services	972,384	—	—	972,384
Equity Real Estate Investment Trusts (REITs)	922,747	—	—	922,747
Food & Staples Retailing	2,836,221	—	—	2,836,221
Food Products	1,165,984	—	—	1,165,984
Health Care Equipment & Supplies	1,576,232	—	—	1,576,232
Health Care Providers & Services	11,324,445	—	—	11,324,445
Household Products	2,478,446	—	—	2,478,446
Industrial Conglomerates	10,722,643	—	—	10,722,643
Insurance	12,316,580	—	—	12,316,580
Media	3,982,060	984,443	—	4,966,503
Multiline Retail	3,169,847	—	—	3,169,847
Multi-Utilities	5,838,797	—	—	5,838,797
Oil, Gas & Consumable Fuels	24,645,042	—	—	24,645,042
Personal Products	1,781,534	—	—	1,781,534
Pharmaceuticals	15,787,979	2,977,016	—	18,764,995
Professional Services	1,146,398	749,170	—	1,895,568
Road & Rail	1,335,673	—	—	1,335,673
Semiconductors & Semiconductor Equipment	5,698,777	—	—	5,698,777
Software	8,418,843	—	—	8,418,843
Specialty Retail	4,769,717	—	—	4,769,717
Technology Hardware, Storage & Peripherals	3,059,760	1,019,858	—	4,079,618

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	3

Schedule of Investments (concluded)	BlackRock Equity Dividend V.I. Fund

	Level 1	Level 2	Level 3	Total
Tobacco	$3,097,510	—	—	$3,097,510
Water Utilities	536,977	—	—	536,977
Wireless Telecommunication Services	1,098,812	—	—	1,098,812
Short-Term Securities	7,503,194	$6,939,420	—	14,442,614

Total	$208,513,049	$14,521,991	—	$223,035,040

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$74,657	—	—	$74,657
Liabilities:
Collateral on securities loaned at value	—	$(6,939,420)	—	(6,939,420)

Total	$74,657	$(6,939,420)	—	$(6,864,763)

During the period ended September 30, 2016, there were no transfers between levels.

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016

Consolidated Schedule of Investments September 30, 2016 (Unaudited)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 0.2%
Westpac Banking Corp.	922,868	$20,997,274
Austria — 0.0%
Erste Group Bank AG	74,233	2,198,177
Raiffeisen Bank International AG (a)(b)	152,800	2,325,804

		4,523,981
Belgium — 0.3%
Anheuser-Busch InBev SA (b)	155,885	20,500,205
KBC Group NV (a)	36,193	2,112,809
Umicore SA (b)	145,459	9,133,280

		31,746,294
Canada — 0.9%
Brookfield Asset Management, Inc., Class A (b)	450,442	15,845,953
Cameco Corp. (b)	829,742	7,102,592
Cenovus Energy, Inc. (b)	531,216	7,624,374
Encana Corp.	2,732,750	28,611,893
Fairfax Financial Holdings Ltd.	15,855	9,290,031
Platinum Group Metals Ltd. (a)(b)	2,024,705	5,557,333
Toronto-Dominion Bank	444,289	19,722,849

		93,755,025
China — 0.4%
Alibaba Group Holding Ltd. — ADR (a)(b)	360,294	38,115,502
Haitian International Holdings Ltd.	2,895,800	5,724,267

		43,839,769
Czech Republic — 0.0%
CEZ AS	29,297	523,384
Denmark — 0.1%
Novo Nordisk A/S, Class B	143,589	5,984,605
Egypt — 0.0%
Integrated Diagnostics Holdings PLC (c)	222,487	752,006
Finland — 0.2%
Nokia OYJ	3,689,462	21,385,546
France — 2.8%
Accor SA (b)	342,151	13,576,382
Aeroports de Paris (b)	33,798	3,353,668
Airbus Group SE	634,133	38,461,111
Arkema SA	71,194	6,591,339
AXA SA	730,683	15,535,993
BNP Paribas SA	375,682	19,322,772
Compagnie de Saint-Gobain	298,003	12,894,661
Credit Agricole SA	228,385	2,252,780
Danone SA	202,555	15,040,360
Dassault Aviation SA	14,137	15,690,380
Engie SA	382,263	5,926,908
LVMH Moet Hennessy Louis Vuitton SE	75,302	12,839,882
Natixis SA	491,981	2,295,537
Publicis Groupe SA	218,985	16,570,194

Common Stocks	Shares	Value
France (continued)
Safran SA	514,775	$37,023,905
Sanofi	535,033	40,743,475
Société Générale SA	60,626	2,097,323
TOTAL SA	252,432	12,005,875
TOTAL SA — ADR (b)	26,400	1,259,280
Ubisoft Entertainment SA (a)	142,627	5,389,044
Unibail-Rodamco SE	47,317	12,758,286
Vinci SA	174,637	13,373,486

		305,002,641
Germany — 0.9%
Allianz SE, Registered Shares	57,494	8,544,240
BASF SE	161,620	13,838,832
Commerzbank AG (a)	309,726	2,001,135
Deutsche Telekom AG, Registered Shares	1,451,295	24,382,631
Evonik Industries AG	265,229	8,979,200
HUGO BOSS AG	99,148	5,488,409
Siemens AG, Registered Shares	109,509	12,841,126
Volkswagen AG	4,512	653,354
Vonovia SE	400,300	15,175,120

		91,904,047
Hong Kong — 0.6%
AIA Group Ltd.	2,018,000	13,570,534
Beijing Enterprises Holdings Ltd.	1,041,042	5,312,708
Brilliance China Automotive Holdings Ltd. (b)	4,148,000	4,680,089
Chaoda Modern Agriculture Holdings Ltd. (a)(b)	19,748,798	521,529
Cheung Kong Infrastructure Holdings Ltd.	169,000	1,457,613
CLP Holdings Ltd.	160,000	1,657,130
Haier Electronics Group Co. Ltd.	1,682,000	2,797,839
Hang Lung Properties Ltd.	325,000	737,210
Jardine Matheson Holdings Ltd.	14,500	878,845
Link REIT	229,000	1,690,500
Sino Land Co. Ltd.	332,000	591,733
Sun Hung Kai Properties Ltd.	1,899,083	28,871,299
Swire Pacific Ltd., Class A	80,500	871,835
Wharf Holdings Ltd.	249,000	1,826,807
		65,465,671
India — 0.5%
Coal India Ltd.	2,081,644	10,086,553
Infosys Ltd.	693,437	10,784,497
Maruti Suzuki India Ltd.	99,931	8,236,740
Reliance Industries Ltd.	1,774,374	28,959,371

		58,067,161
Indonesia — 0.1%
Siloam International Hospitals Tbk PT (a)	8,335,408	6,578,400
Ireland — 0.3%
CRH PLC (b)	398,569	13,194,207

Portfolio Abbreviations

ADR	American Depositary Receipts	EURIBOR	Euro Interbank Offered Rate	OTC	Over-the-Counter
AED	Emirati Dirham	FTSE	Financial Times Stock Exchange	PLN	Polish Zloty
AUD	Australian Dollar	GBP	British Pound	REIT	Real Estate Investment Trust
BRL	Brazilian Real	HKD	Hong Kong Dollar	RON	Romanian Leu
CAD	Canadian Dollar	HUF	Hungarian Forint	S&P	Standard & Poor’s
CNH	Chinese Yuan Offshore	JPY	Japanese Yen	SGD	Singapore Dollar
CVA	Certification Van Aandelon	LIBOR	London Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
	(Dutch Certificate)	MXN	Mexican Peso	TBA	To-Be-Announced
ETF	Exchange-Traded Fund	NOK	Norwegian Krone	TWD	Taiwan Dollar
EUR	Euro	NZD	New Zealand Dollar	USD	U.S. Dollar

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	1

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Common Stocks	Shares	Value
Ireland (continued)
Shire PLC	344,214	$22,257,857

		35,452,064
Israel — 0.2%
Teva Pharmaceutical Industries Ltd. — ADR	582,865	26,817,619
Italy — 0.6%
Ei Towers SpA (a)	366,215	19,288,250
Enel SpA	1,897,429	8,456,358
Luxottica Group SpA	114,764	5,481,518
Mediobanca SpA	288,848	1,879,940
RAI Way SpA (c)	1,833,258	7,421,119
Snam SpA	369,806	2,050,535
Telecom Italia SpA (a)	23,531,055	19,552,089
Telecom Italia SpA, Non-Convertible Savings Shares	895,768	608,090
UniCredit SpA	846,234	1,972,509

		66,710,408
Japan — 9.9%
Aisin Seiki Co. Ltd.	260,739	11,945,415
Ajinomoto Co., Inc.	727,200	16,213,969
Alfresa Holdings Corp.	121,100	2,564,215
Alpine Electronics, Inc.	84,400	1,116,520
Asahi Group Holdings Ltd.	374,000	13,623,794
Asahi Kasei Corp.	1,600,100	12,751,457
Astellas Pharma, Inc.	662,865	10,353,327
Autobacs Seven Co. Ltd. (b)	75,800	1,087,010
Bridgestone Corp.	460,132	16,953,004
Canon Marketing Japan, Inc.	102,600	1,909,621
Chiyoda Corp.	319,000	2,626,650
Chubu Electric Power Co., Inc.	475,000	6,911,475
COMSYS Holdings Corp.	123,300	2,190,830
Daikin Industries Ltd.	140,900	13,148,205
Daiwa Securities Group, Inc.	1,902,000	10,708,846
Denso Corp.	596,220	23,791,886
East Japan Railway Co.	440,051	39,720,788
Exedy Corp.	51,200	1,301,689
Fuji Heavy Industries Ltd.	960,964	36,054,884
FUJIFILM Holdings Corp.	78,100	2,893,050
Fukuoka Financial Group, Inc.	1,459,000	6,064,104
Futaba Industrial Co. Ltd.	358,821	1,785,717
GS Yuasa Corp.	1,132,000	4,665,377
Hino Motors Ltd.	214,000	2,286,416
Hirose Electric Co. Ltd.	20,900	2,747,981
Hitachi Chemical Co. Ltd.	436,200	10,022,529
Honda Motor Co. Ltd.	481,183	13,887,086
Hoya Corp.	660,274	26,561,395
Inpex Corp. (b)	1,957,039	17,794,322
Isuzu Motors Ltd.	1,000,300	11,774,604
Japan Airlines Co. Ltd.	1,153,100	33,895,921
Japan Tobacco, Inc.	151,000	6,181,219
JGC Corp.	476,202	8,289,979
JSR Corp.	153,100	2,406,347
Kamigumi Co. Ltd.	224,000	1,954,168
KDDI Corp.	841,600	26,074,462
Keyence Corp.	14,100	10,330,924
Kinden Corp.	285,300	3,289,091
Koito Manufacturing Co. Ltd.	141,700	6,896,491
Komatsu Ltd.	693,200	15,901,463
Kubota Corp.	826,796	12,513,983
Kuraray Co. Ltd.	91,470	1,356,958
Kurita Water Industries Ltd.	86,700	2,060,109
Kyocera Corp.	235,500	11,316,546
Kyushu Electric Power Co., Inc.	206,900	1,942,013
Mabuchi Motor Co. Ltd.	62,900	3,490,371
Maeda Road Construction Co. Ltd.	81,000	1,448,135

Common Stocks	Shares	Value
Japan (continued)
Makita Corp.	82,100	$5,849,610
Medipal Holdings Corp.	138,800	2,405,979
Mitsubishi Electric Corp.	2,121,000	27,184,241
Mitsubishi Estate Co. Ltd.	2,092,000	39,259,671
Mitsubishi UFJ Financial Group, Inc.	3,481,200	17,636,060
MS&AD Insurance Group Holdings, Inc. (b)	654,114	18,230,951
Murata Manufacturing Co. Ltd.	166,628	21,750,468
Nabtesco Corp.	207,500	5,878,604
NEC Corp.	4,304,000	11,101,031
Nintendo Co. Ltd.	80,100	21,446,990
Nippo Corp.	114,000	2,167,791
Nippon Telegraph & Telephone Corp.	350,860	16,046,929
Nippon Television Holdings, Inc.	146,300	2,483,623
Nitori Holdings Co. Ltd.	50,900	6,101,524
Nitto Denko Corp.	229,100	14,879,082
NTT DOCOMO, Inc.	276,000	7,011,232
Okumura Corp.	1,117,751	6,360,930
Omron Corp. (b)	102,600	3,693,079
Otsuka Holdings Co. Ltd.	84,500	3,851,736
Rinnai Corp. (b)	75,123	6,993,491
Rohm Co. Ltd.	288,553	15,209,759
Sanrio Co. Ltd. (b)	276,300	5,068,996
Sawai Pharmaceutical Co. Ltd.	41,600	2,964,682
Secom Co. Ltd.	45,000	3,360,344
Sega Sammy Holdings, Inc.	536,900	7,658,851
Seino Holdings Co. Ltd.	158,400	1,665,842
Sekisui Chemical Co. Ltd.	15,800	227,239
Seven & i Holdings Co. Ltd.	349,200	16,508,533
Shimamura Co. Ltd.	30,200	3,676,589
Shin-Etsu Chemical Co. Ltd.	566,234	39,507,760
SHO-BOND Holdings Co. Ltd.	27,600	1,286,727
SKY Perfect JSAT Holdings, Inc.	239,700	1,178,389
SMC Corp.	26,800	7,738,038
Sompo Holdings, Inc.	580,500	17,204,520
Sony Financial Holdings, Inc.	722,500	9,950,067
Stanley Electric Co. Ltd.	138,500	3,744,735
Sumco Corp. (b)	822,500	6,767,707
Sumitomo Electric Industries Ltd.	699,048	9,882,242
Sumitomo Mitsui Financial Group, Inc.	669,347	22,610,281
Suzuken Co. Ltd.	61,400	2,027,460
Suzuki Motor Corp.	990,489	33,176,462
Toda Corp. (b)	1,173,896	6,189,585
Toho Co. Ltd.	92,800	3,082,573
Tokio Marine Holdings, Inc. (b)	650,923	24,962,885
Tokyo Gas Co. Ltd. (b)	4,673,070	20,790,580
Toray Industries, Inc.	1,061,000	10,333,607
Toyota Industries Corp.	644,577	29,919,083
Toyota Motor Corp.	112,700	6,537,326
Trend Micro, Inc.	114,900	4,008,305
TV Asahi Holdings Corp.	87,100	1,606,404
Ube Industries Ltd.	4,079,346	7,801,696
West Japan Railway Co.	186,600	11,575,588
Yamada Denki Co. Ltd.	2,158,000	10,703,852
Yamaha Corp.	153,900	4,981,951
Yamato Kogyo Co. Ltd.	64,400	1,906,039
Zenkoku Hosho Co. Ltd.	63,000	2,613,671

		1,073,565,736
Mexico — 0.1%
Fibra Uno Administracion SA de CV	5,971,152	10,916,971
Telesites SAB de CV (a)(b)	8,390,304	4,738,268

		15,655,239
Netherlands — 1.5%
ABN AMRO Group NV (c)	104,880	2,168,528
Akzo Nobel NV	618,201	41,815,285

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Common Stocks	Shares	Value
Netherlands (continued)
ING Groep NV	1,947,107	$24,038,358
Koninklijke Philips NV	717,879	21,241,842
Randstad Holding NV	226,453	10,297,429
Royal Dutch Shell PLC, Class A — ADR (b)	770,977	38,602,818
Unilever NV CVA	410,872	18,930,303

		157,094,563
Poland — 0.0%
Polski Koncern Naftowy ORLEN SA (b)	67,911	1,154,974
Portugal — 0.1%
NOS SGPS SA (b)	1,016,872	6,919,536
Singapore — 0.6%
CapitaLand Ltd.	11,093,950	26,190,248
ComfortDelGro Corp. Ltd.	437,800	905,583
Global Logistic Properties Ltd.	17,735,900	24,464,045
Keppel Corp. Ltd.	2,405,300	9,573,143
Singapore Telecommunications Ltd.	539,200	1,577,102

		62,710,121
South Korea — 0.3%
Coway Co. Ltd.	17,954	1,559,579
Hyundai Motor Co.	106,305	13,137,346
KT&G Corp.	15,167	1,727,209
SK Hynix, Inc.	292,362	10,732,594
SK Telecom Co. Ltd.	8,139	1,668,826

		28,825,554
Spain — 0.3%
Banco Bilbao Vizcaya Argentaria SA	348,663	2,109,619
Banco Santander SA	479,165	2,125,752
Cellnex Telecom SAU (c)	1,138,578	20,604,650
Gas Natural SDG SA (b)	378,015	7,771,298

		32,611,319
Sweden — 0.5%
SKF AB, Class B (b)	2,021,456	34,909,234
Svenska Handelsbanken AB, Class A (b)	1,359,403	18,686,443

		53,595,677
Switzerland — 1.1%
Cie Financiere Richemont SA, Registered Shares	179,500	10,947,271
Nestle SA, Registered Shares	695,463	54,916,595
Novartis AG, Registered Shares	230,866	18,220,020
Roche Holding AG	65,004	16,153,404
UBS Group AG, Registered Shares	1,198,360	16,370,148
Zurich Insurance Group AG	6,689	1,725,054

		118,332,492
Taiwan — 0.2%
Cheng Shin Rubber Industry Co. Ltd.	2,187,323	4,614,304
Chunghwa Telecom Co. Ltd.	448,000	1,579,980
Far EasTone Telecommunications Co. Ltd.	402,000	950,502
Formosa Chemicals & Fibre Corp.	292,000	787,913
Formosa Plastics Corp.	347,000	864,126
Fubon Financial Holding Co. Ltd.	1,019,000	1,514,137
Hon Hai Precision Industry Co. Ltd.	651,200	1,647,968
Nan Ya Plastics Corp.	371,000	736,853
Taiwan Mobile Co. Ltd.	272,000	977,979
Taiwan Semiconductor Manufacturing Co. Ltd.	1,899,000	11,162,595
Yulon Motor Co. Ltd.	1,274,000	1,124,059

		25,960,416
Thailand — 0.1%
Advanced Info Service PCL	324,800	1,499,798
Intouch Holdings PCL	621,800	969,490
PTT Global Chemical PCL	512,900	869,636

Common Stocks	Shares	Value
Thailand (continued)
Siam Cement PCL	110,700	$1,652,977
Thai Oil PCL	354,500	700,815

		5,692,716
United Arab Emirates — 0.1%
NMC Health PLC	830,190	14,741,816
United Kingdom — 2.7%
Aggreko PLC (b)	317,816	3,918,179
AstraZeneca PLC	467,907	30,297,692
BAE Systems PLC	4,237,635	28,787,248
Berkeley Group Holdings PLC	276,830	9,249,875
BP PLC — ADR (b)	760,640	26,744,102
Burberry Group PLC	227,981	4,068,136
Coca-Cola European Partners PLC	21,523	858,768
Delta Topco Ltd. (Acquired 5/02/12, cost $8,295,346) (a)(d)	13,440,990	134
Diageo PLC — ADR (b)	115,374	13,387,999
GlaxoSmithKline PLC	803,439	17,111,991
HSBC Holdings PLC	6,952,822	52,262,476
Liberty Global PLC LiLAC, Class A (a)(b)	25,386	700,400
Liberty Global PLC, Class A (a)	243,899	8,336,468
Meggitt PLC	1,143,196	6,672,464
National Grid PLC	117,596	1,660,780
Pearson PLC	1,103,127	10,783,731
Prudential PLC	457,445	8,108,929
Smiths Group PLC	647,785	12,296,442
Spire Healthcare Group PLC (c)	2,773,527	14,197,175
Vodafone Group PLC	9,757,726	27,984,288
Vodafone Group PLC — ADR (b)	598,953	17,459,480

		294,886,757
United States — 28.5%
3M Co.	14,317	2,523,085
AbbVie, Inc.	27,551	1,737,641
Accenture PLC, Class A	27,392	3,346,481
Activision Blizzard, Inc.	264,931	11,736,443
Adobe Systems, Inc. (a)	152,700	16,574,058
Aetna, Inc.	341,976	39,481,129
Air Products & Chemicals, Inc.	58,250	8,757,305
Alexion Pharmaceuticals, Inc. (a)(e)	81,817	10,025,855
Alliance Data Systems Corp. (a)	7,208	1,546,332
Allstate Corp.	343,896	23,790,725
Alphabet, Inc., Class A (a)	7,999	6,431,676
Alphabet, Inc., Class C (a)	144,425	112,260,108
Altria Group, Inc. (f)	320,001	20,233,663
Amazon.com, Inc. (a)	55,863	46,774,648
Amdocs Ltd.	43,872	2,537,995
American International Group, Inc.	231,858	13,758,454
American Tower Corp.	34,245	3,880,986
American Water Works Co., Inc.	29,130	2,180,089
Amgen, Inc.	227,032	37,871,208
Anadarko Petroleum Corp.	1,012,213	64,133,816
Anthem, Inc.	252,738	31,670,599
Apple Inc. (e)	1,646,879	186,179,671
AT&T Inc.	25,161	1,021,788
Axalta Coating Systems Ltd. (a)	1,128,116	31,891,839
Axis Capital Holdings Ltd.	31,625	1,718,186
Bank of America Corp.	3,567,888	55,837,447
Baxter International, Inc.	231,061	10,998,504
Bed Bath & Beyond, Inc. (b)	240,536	10,369,507
Berkshire Hathaway, Inc., Class A (a)	157	33,946,540
Berkshire Hathaway, Inc., Class B (a)	257,716	37,232,230
Biogen, Inc. (a)(f)	19,725	6,174,517
Boeing Co.	11,958	1,575,347
Bristol-Myers Squibb Co.	367,792	19,831,345
Brookdale Senior Living, Inc. (a)	895,102	15,619,530

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	3

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Common Stocks	Shares	Value
United States (continued)
Calpine Corp. (a)	153,303	$1,937,750
Capital One Financial Corp.	30,176	2,167,542
Cardinal Health, Inc.	31,529	2,449,803
Catalent, Inc. (a)(b)	435,210	11,245,826
Celgene Corp. (a)	60,472	6,321,138
Centene Corp. (a)	205,164	13,737,781
Charles Schwab Corp.	504,401	15,923,940
Charter Communications, Inc., Class A (a)	60,383	16,301,599
Chevron Corp.	8,743	899,830
Chipotle Mexican Grill, Inc. (a)	51,031	21,611,629
Chubb Ltd.	204,285	25,668,410
Cintas Corp. (e)	28,224	3,178,022
Cisco Systems, Inc.	612,558	19,430,340
Citigroup, Inc.	628,460	29,682,166
CME Group, Inc. (b)	182,744	19,100,403
Coca-Cola Co.	306,240	12,960,077
Cognizant Technology Solutions Corp., Class A (a)	151,327	7,219,811
Comcast Corp., Class A	724,323	48,051,588
CommScope Holding Co, Inc. (a)	877,063	26,408,367
Computer Sciences Corp.	40,133	2,095,344
Constellation Brands, Inc., Class A	18,991	3,161,812
Crown Castle International Corp.	39,081	3,681,821
Crown Holdings, Inc. (a)	30,146	1,721,035
CVS Health Corp.	198,834	17,694,238
DaVita, Inc. (a)	209,873	13,866,309
Delta Air Lines, Inc.	565,690	22,265,558
Discover Financial Services	291,365	16,476,691
DISH Network Corp., Class A (a)	283,617	15,536,539
Dominion Resources, Inc.	96,877	7,195,055
Dr. Pepper Snapple Group, Inc.	16,317	1,489,905
E.I. du Pont de Nemours & Co.	530,844	35,550,623
Edgewell Personal Care Co. (a)	459,635	36,550,175
Electronic Arts, Inc. (a)	195,456	16,691,942
Eli Lilly & Co.	367,457	29,492,099
EQT Corp.	207,058	15,036,552
Expedia, Inc.	129,950	15,167,764
Exxon Mobil Corp.	185,747	16,211,998
Facebook, Inc., Class A (a)	703,114	90,188,433
Fifth Third Bancorp	39,735	812,978
Fitbit, Inc., Class A (a)(b)	506,618	7,518,211
Ford Motor Co. (b)	1,283,051	15,486,426
Fortune Brands Home & Security, Inc.	184,986	10,747,687
General Dynamics Corp.	19,910	3,089,236
General Electric Co. (e)	1,453,431	43,050,626
Gilead Sciences, Inc.	626,429	49,563,062
Global Payments, Inc.	207,968	15,963,624
Goldman Sachs Group, Inc.	141,096	22,754,552
Goodyear Tire & Rubber Co.	42,682	1,378,629
H&R Block, Inc. (b)	204,774	4,740,518
Hartford Financial Services Group, Inc.	108,447	4,643,701
HCA Holdings, Inc. (a)	13,516	1,022,215
HD Supply Holdings, Inc. (a)	248,416	7,944,344
Helmerich & Payne, Inc. (b)	25,837	1,738,830
Hexcel Corp. (b)	90,030	3,988,329
Home Depot, Inc.	125,207	16,111,637
HTG Molecular Diagnostics, Inc. (a)	48,184	111,787
Illinois Tool Works, Inc.	12,172	1,458,692
Intel Corp. (b)	312,622	11,801,481
International Paper Co.	44,092	2,115,534
Intuit, Inc.	140,991	15,510,420
Invitae Corp. (a)	435,262	3,812,895
Johnson & Johnson (e)	335,964	39,687,427
JPMorgan Chase & Co.	863,615	57,508,123
Kansas City Southern	208,488	19,456,100
KLA-Tencor Corp.	23,398	1,631,075

Common Stocks	Shares	Value
United States (continued)
Kroger Co.	273,380	$8,113,918
Lear Corp.	28,932	3,507,137
Liberty Broadband Corp., Class A (a)	79,558	5,581,789
Liberty Broadband Corp., Class C (a)(b)	151,610	10,837,083
Liberty SiriusXM Group, Class A (a)	279,932	9,512,089
Liberty SiriusXM Group, Class C (a)	524,894	17,536,709
Lookout, Inc. (Acquired 3/04/15, cost $936,169) (a)(d)	81,954	475,333
Lowe’s Cos., Inc.	203,550	14,698,345
Marathon Oil Corp. (b)	1,988,602	31,439,798
Marathon Petroleum Corp.	1,823,202	74,003,769
Marsh & McLennan Cos., Inc.	299,280	20,126,580
Masco Corp.	393,932	13,515,807
MasterCard, Inc., Class A	195,247	19,870,287
McDonald’s Corp.	20,315	2,343,538
McKesson Corp.	123,784	20,640,982
Medtronic PLC	62,720	5,419,008
Merck & Co., Inc.	280,326	17,495,146
MetLife, Inc.	487,721	21,669,444
Michael Kors Holdings Ltd. (a)	346,445	16,210,162
Micron Technology, Inc. (a)	1,015,281	18,051,696
Microsoft Corp.	67,907	3,911,443
Mohawk Industries, Inc. (a)	67,413	13,505,520
Mondelez International, Inc., Class A	401,347	17,619,133
Monsanto Co.	91,155	9,316,041
Morgan Stanley	27,221	872,705
Mylan NV (a)	640,014	24,397,334
NextEra Energy Partners LP	271,875	7,604,344
NextEra Energy, Inc.	223,559	27,345,737
Northrop Grumman Corp.	13,637	2,917,636
Norwegian Cruise Line Holdings Ltd. (a)(b)	175,240	6,606,548
Nuance Communications, Inc. (a)	776,090	11,253,305
Packaging Corp. of America	26,166	2,126,249
Patheon NV (a)	242,448	7,183,734
PepsiCo, Inc.	40,236	4,376,470
Perrigo Co. PLC	232,899	21,503,565
Pfizer, Inc.	979,868	33,188,129
Phillips 66	23,890	1,924,340
Pioneer Natural Resources Co.	63,394	11,769,096
Prudential Financial, Inc.	96,314	7,864,038
Pure Storage, Inc., Class A (a)(b)	817,699	11,079,821
QUALCOMM, Inc. (e)	393,463	26,952,215
Ralph Lauren Corp. (b)	57,845	5,850,443
Raytheon Co.	15,181	2,066,590
Reinsurance Group of America, Inc.	18,317	1,977,137
Rockwell Automation, Inc.	10,952	1,339,868
Roper Technologies, Inc.	130,715	23,851,566
Sabre Corp.	337,347	9,506,438
Schlumberger Ltd.	209,527	16,477,203
Scripps Networks Interactive, Inc., Class A (b)	16,383	1,040,157
Sealed Air Corp.	22,412	1,026,918
Sempra Energy	134,658	14,433,991
Simon Property Group, Inc.	133,705	27,678,272
Southwest Airlines Co.	413,251	16,071,331
Square, Inc., Class A (a)(b)	695,317	8,107,396
St. Joe Co. (a)	1,475,472	27,119,175
Stryker Corp.	12,053	1,403,090
SunTrust Banks, Inc.	286,641	12,554,876
Target Corp.	456,347	31,341,912
Tenet Healthcare Corp. (a)(b)	890,062	20,168,805
Textron, Inc.	476,178	18,928,075
Thermo Fisher Scientific, Inc.	115,321	18,342,958
Tiffany & Co. (b)(f)	148,664	10,797,466
Time Warner, Inc.	342,866	27,295,562
Travelers Cos., Inc.	32,509	3,723,906
Tyson Foods, Inc., Class A	20,575	1,536,335

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Common Stocks		Shares	Value
United States (continued)
U.S. Bancorp		528,423	$22,664,062
United Continental Holdings, Inc. (a)		686,245	36,007,275
United Rentals, Inc. (a)		216,755	17,013,100
UnitedHealth Group, Inc.		13,757	1,925,980
Unum Group		287,810	10,162,571
Valero Energy Corp.		48,122	2,550,466
VeriFone Systems, Inc. (a)		638,843	10,055,389
VeriSign, Inc. (a)(b)		29,720	2,325,293
Verizon Communications, Inc.		145,000	7,537,100
Visa, Inc., Class A		210,046	17,370,804
WABCO Holdings, Inc. (a)		68,691	7,798,489
Walgreens Boots Alliance, Inc.		176,028	14,191,377
Wells Fargo & Co.		1,081,283	47,879,211
Western Digital Corp.		227,417	13,297,072
WestRock Co.		335,966	16,287,632
Whole Foods Market, Inc. (b)		675,053	19,137,753
Williams Cos., Inc.		622,928	19,142,577
Williams-Sonoma, Inc. (b)(f)		273,557	13,973,292
Wyndham Worldwide Corp.		27,137	1,827,134
Zimmer Biomet Holdings, Inc.		182,987	23,791,970

			3,073,610,841
Total Common Stocks — 54.1%			5,844,863,652

Corporate Bonds		Par (000)	Value
Argentina — 0.0%
IRSA Propiedades Comerciales SA, 8.75%, 3/23/23 (c)	USD	4,875	5,459,440
Australia — 0.3%
TFS Corp. Ltd., 8.75%, 8/01/23 (c)		28,698	29,271,960
Brazil — 0.0%
Odebrecht Finance Ltd., 4.38%, 4/25/25 (c)		6,347	2,380,125
Chile — 0.0%
Inversiones Alsacia SA, 8.00%, 12/31/18 (a)(c)(g)		7,809	585,656
China — 0.1%
Alibaba Group Holding Ltd., 3.13%, 11/28/21		8,755	9,128,786
Celestial Nutrifoods Ltd., 0.00%, 6/12/11 (a)(g)(h)	SGD	11,400	83,596
China Milk Products Group Ltd., 0.00%, 1/05/12 (a)(g)(h)	USD	4,800	48,000

			9,260,382
France — 0.1%
BNP Paribas SA, 2.40%, 12/12/18		13,797	14,006,949
Germany — 0.0%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23 (c)		2,662	2,761,825
India — 0.1%
REI Agro Ltd.:
5.50%, 11/13/14 (a)(g)(h)		2,291	11,455
5.50%, 11/13/14 (a)(c)(g)(h)		6,148	30,740
Suzlon Energy Ltd., 5.75%, 7/16/19 (c)(h)(i)		14,214	14,214,000

			14,256,195
Italy — 0.3%
Intesa Sanpaolo SpA, 3.88%, 1/15/19		11,263	11,596,847
Telecom Italia Finance SA:
6.13%, 11/15/16 (h)	EUR	500	549,658
6.13%, 11/15/16 (c)(h)		8,100	8,904,459
Telecom Italia SpA, 5.30%, 5/30/24 (c)	USD	8,517	8,707,525

			29,758,489

Corporate Bonds		Par (000)	Value
Japan — 0.1%
Sumitomo Mitsui Banking Corp., 2.45%, 1/10/19	USD	6,206	$6,312,172
Luxembourg — 0.1%
Intelsat Jackson Holdings SA:
7.50%, 4/01/21		8,184	6,178,920
8.00%, 2/15/24 (c)		2,600	2,606,500

			8,785,420
Mexico — 0.0%
Trust F/1401, 5.25%, 12/15/24 (c)		3,832	3,975,700
Netherlands — 0.1%
Bio City Development Co. BV, 0.00%, 7/06/18 (a)(c)(g)(h)		21,400	7,609,840
Constellium NV:
7.00%, 1/15/23 (c)	EUR	4,437	4,787,847
8.00%, 1/15/23 (c)	USD	1,180	1,188,850
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 3.95%, 11/09/22		2,486	2,606,017

			16,192,554
Singapore — 0.3%
CapitaLand Ltd.:
2.10%, 11/15/16 (h)	SGD	11,250	8,198,055
1.95%, 10/17/23 (c)(h)		10,000	7,424,654
Global Logistic Properties Ltd., 3.88%, 6/04/25	USD	15,759	16,410,304

			32,033,013
Spain — 0.2%
Telefonica Participaciones SAU, 4.90%, 9/25/17 (h)	EUR	12,800	12,358,710
Telefonica SA, 6.00%, 7/24/17 (h)		4,100	3,998,259

			16,356,969
Switzerland — 0.1%
UBS AG, 2.38%, 8/14/19	USD	4,607	4,699,426
UBS Group Funding Jersey Ltd., 4.13%, 9/24/25 (c)		5,778	6,055,280

			10,754,706
United Arab Emirates — 0.2%
Dana Gas Sukuk Ltd., 7.00%, 10/31/17 (c)(h)		17,922	16,398,493
United Kingdom — 0.1%
Delta Topco Ltd. (Acquired 5/02/12-1/04/16, cost $13,856,992), 10.00%, 11/24/60 (d)		13,639	12,956,919
Lloyds Bank PLC, 2.30%, 11/27/18		2,041	2,063,194

			15,020,113
United States — 2.7%
AbbVie, Inc.:
2.50%, 5/14/20		9,877	10,069,345
2.30%, 5/14/21		7,997	8,066,454
Actavis Funding SCS, 3.00%, 3/12/20		8,034	8,295,226
Activision Blizzard, Inc., 2.30%, 9/15/21 (c)		2,220	2,225,796
AliphCom (Acquired 11/11/15, cost $3,000,000), 15.00%, 4/28/20 (a)(d)(g)(h)(j)		3,000	311,100
AliphCom (Acquired 4/27/15-7/21/15, cost $44,575,000), 15.00%, 4/28/20 (a)(d)(g)(h)(j)		44,575	4,622,427
Ally Financial, Inc.:
2.75%, 1/30/17		8,254	8,269,476
3.50%, 1/27/19		5,740	5,790,225

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	5

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Corporate Bonds		Par (000)	Value
United States (continued)
American Tower Corp., 3.40%, 2/15/19	USD	2,238	$2,325,378
AT&T Inc.:
2.38%, 11/27/18		11,399	11,613,620
3.00%, 6/30/22		18,325	18,840,079
Bank of America Corp.:
2.00%, 1/11/18		4,686	4,707,574
6.88%, 4/25/18		4,539	4,896,936
Series L, 2.60%, 1/15/19		4,569	4,658,173
Berkshire Hathaway, Inc., 2.75%, 3/15/23		6,451	6,703,782
Cablevision Systems Corp., 5.88%, 9/15/22		3,424	3,115,840
Capital One Bank USA N.A., 2.15%, 11/21/18		3,629	3,666,763
Cisco Systems, Inc., 2.20%, 2/28/21		6,401	6,549,382
Citigroup, Inc., 1.80%, 2/05/18		13,209	13,242,300
Cobalt International Energy, Inc.:
2.63%, 12/01/19 (h)		12,966	6,596,453
3.13%, 5/15/24 (h)		16,167	6,143,460
eBay, Inc., 3.80%, 3/09/22		4,547	4,862,444
Edgewell Personal Care Co.:
4.70%, 5/19/21		4,954	5,224,578
4.70%, 5/24/22		4,773	4,934,089
Ford Motor Credit Co. LLC:
5.00%, 5/15/18		7,382	7,748,546
2.55%, 10/05/18		2,630	2,668,574
Forest Laboratories LLC, 5.00%, 12/15/21 (c)		4,163	4,659,113
Freeport-McMoRan, Inc., 3.88%, 3/15/23		4,484	4,024,031
GE Capital International Funding Co., 2.34%, 11/15/20 (c)		3,486	3,580,432
General Electric Co., 5.55%, 5/04/20		1,069	1,211,413
General Motors Financial Co., Inc., 3.50%, 7/10/19		6,996	7,207,272
Hughes Satellite Systems Corp., 7.63%, 6/15/21		1,558	1,661,217
Hyundai Capital America, 2.00%, 3/19/18 (c)		3,735	3,756,215
Intel Corp., 3.25%, 8/01/39 (h)		3,323	6,076,936
JPMorgan Chase & Co.:
2.30%, 8/15/21		12,620	12,647,449
4.35%, 8/15/21		3,838	4,214,281
Medtronic, Inc., 3.15%, 3/15/22		10,337	10,991,156
Mylan, Inc., 2.55%, 3/28/19		6,376	6,456,931
Oracle Corp., 1.90%, 9/15/21		19,668	19,717,898
QUALCOMM, Inc., 3.00%, 5/20/22		10,833	11,366,135
Sabine Pass Liquefaction LLC, 5.63%, 4/15/23		3,858	4,118,415
Synchrony Financial, 3.75%, 8/15/21		2,425	2,550,719
T-Mobile USA, Inc., 6.00%, 4/15/24		5,937	6,352,590
Verizon Communications, Inc.:
1.75%, 8/15/21		1,980	1,958,349
2.63%, 8/15/26		4,359	4,278,228
Volkswagen Group of America Finance LLC, 2.45%, 11/20/19		3,841	3,879,341

			286,856,141
Total Corporate Bonds — 4.8%			520,426,302

Floating Rate Loan Interests (j)		Par (000)	Value
Canada — 0.1%
Novelis, Inc., Initial Term Loan, 4.00% - 4.09%, 6/02/22		5,061	5,083,104
Cyprus — 0.0%
Drillships Ocean Ventures, Inc., Term Loan, 5.50%, 7/25/21		6,356	4,379,052

Floating Rate Loan Interests		Par (000)	Value
Netherlands — 0.1%
Promontoria Blue Holding 2 BV, Mezzanine Loan, 7.00%, 4/17/20	EUR	12,714	$14,282,310
Norway — 0.0%
Drillships Financing Holding, Inc. (Ocean Rig), Tranche B-1 Term Loan, 6.00%, 3/31/21	USD	5,542	2,757,132
United States — 0.7%
Calpine Corp., Term Loan, 3.59%, 5/27/22		8,794	8,812,682
Fieldwood Energy LLC:
Closing Date Loan (Second Lien), 8.38%, 9/30/20		4,979	1,933,535
FLLO Facility (First Lien), 8.38%, 9/30/20		2,958	2,056,100
Reserve Based Term Loan, 8.00%, 8/31/20		2,191	1,816,139
Hilton Worldwide Finance LLC, Series B-1 Term Loan, 2.50% - 3.50%, 10/26/20		19,363	19,459,788
Seadrill Operating LP (Seadrill Partners Finco LLC), Initial Term Loan, 4.00%, 2/21/21		14,167	7,024,540
Sheridan Investment Partners II LP, Senior Secured Term Loan, 4.34%, 12/16/20		11,801	7,847,753
Sheridan Production Partners II-A LP, Senior Secured Term Loan, 4.34%, 12/16/20		1,642	1,091,745
Sheridan Production Partners II-M LP, Senior Secured Term Loan, 4.34%, 12/16/20		614	408,239
Univar USA, Inc., Initial Dollar Term Loan, 4.25%, 7/01/22		8,474	8,484,993
Univision Communications, Inc., Replacement First-Lien Term Loan (C-4), 4.00%, 3/01/20		10,970	10,988,858

			69,924,372
Total Floating Rate Loan Interests — 0.9%			96,425,970

Foreign Agency Obligations		Par (000)	Value
Argentina — 0.2%
YPF SA, 8.50%, 7/28/25 (c)		21,377	23,454,844
Canada — 0.2%
Canada Housing Trust No. 1, 1.25%, 6/15/21	CAD	30,110	23,206,698
Mexico — 0.1%
Petroleos Mexicanos, 4.63%, 9/21/23 (c)	USD	10,185	10,199,259
South Korea — 0.1%
Export-Import Bank of Korea:
2.88%, 9/17/18		3,691	3,800,276
2.63%, 12/30/20		7,621	7,885,662

			11,685,938
Total Foreign Agency Obligations — 0.6%			68,546,739

Foreign Government Obligations		Par (000)	Value
Argentina — 0.6%
Provincia de Buenos Aires:
8.95%, 2/19/21 (c)		3,463	3,947,820
9.13%, 3/16/24 (c)		3,174	3,550,913
Republic of Argentina:
6.88%, 4/22/21 (c)		15,271	16,622,483
7.50%, 4/22/26 (c)		17,736	20,006,208
7.13%, 7/06/36 (c)		17,580	18,617,220

			62,744,644

6	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Foreign Government Obligations		Par (000)	Value
Australia — 1.3%
Commonwealth of Australia:
5.75%, 5/15/21	AUD	57,016	$51,664,063
5.75%, 7/15/22		100,066	93,649,960

			145,314,023
Brazil — 0.6%
Brazil Notas do Tesouro Nacional:
Series B, 6.00%, 8/15/22	BRL	6	5,383,427
Series F, 10.00%, 1/01/18		70	21,435,397
Series F, 10.00%, 1/01/21		89	26,739,704
Federative Republic of Brazil:
4.88%, 1/22/21	USD	6,737	7,191,747
2.88%, 4/01/21	EUR	3,678	4,208,139

			64,958,414
Canada — 1.4%
Canadian Government Bonds:
0.25%, 5/01/18	CAD	47,385	35,968,464
0.50%, 8/01/18		119,679	91,213,104
0.75%, 3/01/21		29,643	22,770,397

			149,951,965
France — 0.6%
France Government Bond OAT, 0.50%, 5/25/26	EUR	54,009	62,868,688
Germany — 0.7%
Bundesobligation, 0.00%, 4/09/21		60,523	69,937,166
Hungary — 0.4%
Republic of Hungary:
6.25%, 1/29/20	USD	4,316	4,850,321
6.38%, 3/29/21		28,426	32,938,627
5.50%, 6/24/25	HUF	1,663,720	7,363,078

			45,152,026
Indonesia — 0.2%
Republic of Indonesia:
6.88%, 1/17/18 (c)	USD	6,797	7,230,173
2.63%, 6/14/23 (c)	EUR	13,625	16,063,416

			23,293,589
Italy — 0.4%
Buoni Poliennali Del Tesoro, 1.50%, 6/01/25		35,364	41,295,502
Japan — 0.8%
Government of Japan (2 Year):
0.10%, 3/15/17	JPY	2,383,000	23,544,242
0.10%, 3/15/18		6,086,800	60,378,199

			83,922,441
Mexico — 0.8%
United Mexican States, Series M, 6.50%, 6/10/21	MXN	16,805	89,292,759
New Zealand — 0.5%
New Zealand Government Bonds, 6.00%, 5/15/21	NZD	66,521	57,047,050
Poland — 0.8%
Republic of Poland:
5.25%, 10/25/20	PLN	58,306	17,062,270
5.75%, 10/25/21		50,599	15,350,794
3.25%, 7/25/25		98,830	26,659,444
2.50%, 7/25/26		110,640	27,906,632

			86,979,140

Foreign Government Obligations		Par (000)	Value
Romania — 0.1%
Republic of Romania, 4.75%, 2/24/25	RON	28,135	$8,093,852
Spain — 0.2%
Kingdom of Spain, 1.95%, 4/30/26	EUR	19,872	24,511,501
United Kingdom — 0.8%
United Kingdom Gilt, 1.50%, 7/22/26	GBP	63,630	88,224,070
Total Foreign Government Obligations — 10.2%			1,103,586,830

Investment Companies		Shares	Value
ETFS Physical Palladium Shares (a)(k)		80,940	5,616,880
ETFS Physical Platinum Shares (a)(k)		67,020	6,621,576
ETFS Physical Swiss Gold Shares (a)(k)		230,215	29,508,959
iShares Gold Trust (a)(k)(l)		2,098,037	26,624,089
iShares iBoxx $ High Yield Corporate Bond ETF (b)(l)		128,161	11,183,329
SPDR Gold Shares ETF (a)(e)(k)		2,188,073	274,909,492
Total Investment Companies — 3.3%			354,464,325

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities — 0.1%
Logistics UK PLC, Series 2015-1A, Class F, 4.19%, 8/20/25 (c)(j)	GBP	6,637	8,129,364

Preferred Securities

Capital Trusts		Par (000)	Value
Netherlands — 0.0%
ING Groep NV, 6.00% (j)(m)	USD	4,790	4,655,281
United Kingdom — 0.4%
HSBC Holdings PLC, 6.38% (j)(m)		17,102	16,845,470
Lloyds Bank PLC, 13.00% (j)(m)	GBP	9,685	21,879,404
Standard Chartered PLC, 6.50% (c)(j)(m)	USD	1,222	1,136,753

			39,861,627
United States — 1.0%
American Express Co., Series C, 4.90% (j)(m)		5,913	5,831,696
Citigroup, Inc.:
5.95% (j)(m)		4,081	4,227,630
Series O, 5.88% (j)(m)		11,144	11,256,554
General Electric Co.:
6.38%, 11/15/67 (j)		5,468	5,673,050
Series D, 5.00% (j)(m)		9,772	10,392,033
Goldman Sachs Group, Inc.:
Series L, 5.70% (j)(m)		9,459	9,589,061
Series M, 5.38% (j)(m)		9,921	9,970,337
JPMorgan Chase & Co.:
Series Q, 5.15% (j)(m)		10,608	10,661,040
Series X, 6.10% (j)(m)		20,623	21,783,044
Morgan Stanley, Series H, 5.45% (j)(m)		6,718	6,740,438

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	7

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Capital Trusts		Par (000)	Value
United States (continued)
NBCUniversal Enterprise, Inc., 5.25% (c)(m)	USD	5,389	$5,752,757
USB Capital IX, 3.50% (j)(m)		2,824	2,418,050

			104,295,690
Total Capital Trusts — 1.4%			148,812,598

Preferred Stocks		Shares	Value
Germany — 0.1%
Volkswagen AG, Preference Shares, 0.02%		95,171	12,537,168
Ireland — 0.2%
Allergan PLC, Series A, 5.50% (h)		24,090	19,793,067
Israel — 0.3%
Teva Pharmaceutical Industries Ltd., 7.00% (h)		39,007	31,724,752
United Kingdom — 0.1%
HSBC Holdings PLC, Series 2, 8.00%		180,494	4,712,698
United States — 1.9%
American Tower Corp., Series A, 5.25% (h)		45,686	5,066,121
Anthem, Inc., 5.25% (h)		556,611	24,195,880
Crown Castle International Corp., Series A, 4.50% (h)		120,564	13,626,143
Dominion Resources, Inc.:
6.38% (h)		100,607	5,006,204
Series A, 6.75% (h)		374,319	18,678,518
Domo, Inc., Series D-2 (Acquired 4/01/15- 7/06/15, cost $17,824,428), 0.00% (a)(d)		2,114,003	17,821,045
Dropbox, Inc., Series C (Acquired 1/28/14, cost $28,835,783), 0.00% (a)(d)		1,509,632	16,409,700
Grand Rounds, Inc., Series C (Acquired 3/31/15, cost $5,939,231), 0.00% (a)(d)		2,139,107	5,946,717
Lookout, Inc., Series F (Acquired 9/19/14- 10/22/14, cost $10,936,522), 0.00% (a)(d)		957,404	9,171,930
Palantir Technologies, Inc., Series I (Acquired 3/27/14, cost $11,447,321), 0.00% (a)(d)		1,867,426	17,142,971
Stericycle, Inc., 5.25%, 9/15/18		89,492	5,930,635
U.S. Bancorp:
Series F, 6.50% (j)		200,562	6,040,927
Series G, 6.00% (j)		81,017	2,078,896
Uber Technologies, Inc., Series D (Acquired 6/10/14, cost $17,574,548), 0.00% (a)(d)		1,132,888	56,100,614
Wells Fargo & Co., Series L, 7.50% (h)		3,696	4,836,586

			208,052,887
Total Preferred Stocks — 2.6%			276,820,572

Trust Preferreds		Shares	Value
United States — 0.5%
Citigroup Capital XIII, 7.26%, 10/30/40 (j)		362,990	9,561,157
GMAC Capital Trust I, Series 2, 6.60%, 2/15/40 (b)(j)		480,880	12,219,161
Mandatory Exchangeable Trust, 5.75%, 6/01/19 (c)(h)		182,668	23,576,959
Welltower, Inc., Series I, 6.50% (h)(m)		179,033	11,914,646
Total Trust Preferreds — 0.5%			57,271,923
Total Preferred Securities — 4.5%			482,905,093

Rights		Shares	Value
France — 0.0%
TOTAL SA (a)		252,432	$ 3
Total Rights — 0.0%			3

U.S. Government Sponsored Agency Securities		Par (000)	Value
Mortgage-Backed Securities — 3.2%
Fannie Mae Mortgage-Backed Securities, 3.00%, 10/01/46 (n)	USD	332,594	345,281,310

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Bonds, 2.25%, 8/15/46		12,863	12,629,367
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/46 (e)		15,120	16,713,984
U.S. Treasury Inflation Indexed Notes:
0.13%, 4/15/21		108,028	110,281,808
0.63%, 1/15/26		186,676	196,323,109
U.S. Treasury Notes:
0.88%, 1/31/17 (k)		31,897	31,955,007
1.25%, 3/31/21		108,580	109,148,408
1.13%, 7/31/21-9/30/21		606,344	605,617,197
1.50%, 8/15/26		91,323	90,434,800
Total U.S. Treasury Obligations — 10.9%			1,173,103,680

Warrants		Shares	Value
Australia — 0.0%
TFS Corp. Ltd. (Issued/exercisable 8/01/11, 1 share for 1 warrant, Expires 7/15/18, Strike Price AUD 1.28)		3,767,700	1,034,410
Total Long-Term Investments (Cost — $9,782,462,943) — 92.6%			9,998,767,678

Short-Term Securities
Foreign Agency Obligations (o)		Par (000)	Value
Japan Treasury Discount Bills:
0.34%, 10/03/16	JPY	12,460,000	122,873,626
0.29%, 10/11/16-3/10/17		12,770,000	126,005,210
0.28%, 10/17/16		6,280,000	61,930,876
0.30%, 10/31/16		12,630,000	124,571,619
0.21%, 11/07/16		2,540,000	25,053,460
0.24%, 11/21/16		12,700,000	125,279,573
0.26%, 12/05/16		12,340,000	121,740,753
Total Foreign Agency Obligations — 6.6%			707,455,117

8	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Money Market Funds		Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.20% (l)(p)		3,659,488	$ 3,659,488

		Beneficial Interest (000)	Value
BlackRock Liquidity Series, LLC, Money Market Series, 0.51% (l)(p)(q)	USD	398,545	398,544,717

Total Money Market Funds — 3.7%			402,204,205

Time Deposits		Par (000)	Value
Australia — 0.0%
Brown Brothers Harriman & Co., 0.32%, 10/01/16	AUD	190	145,648
Europe — 0.0%
Brown Brothers Harriman & Co., (0.55)%, 10/01/16	EUR	198	222,768
Hong Kong — 0.0%
Brown Brothers Harriman & Co., 0.01%, 10/01/16	HKD	55	7,123
Japan — 0.0%
Brown Brothers Harriman & Co., (0.39)%, 10/01/16	JPY	3,575	35,256
Singapore — 0.0%
Brown Brothers Harriman & Co., 0.01%, 10/01/16	SGD	24	17,837
United Kingdom — 0.0%
Brown Brothers Harriman & Co., 0.05%, 10/01/16	GBP	653	845,888
United States — 0.0%
JPMorgan Chase Bank N.A., 0.41%, 10/01/16	USD	546	545,814
Total Time Deposits — 0.0%			1,820,334

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Bills (o):
0.25%, 10/20/16		15,000	14,999,040
0.26%, 11/10/16		117,000	116,975,664
0.28%, 11/17/16		124,460	124,432,743
0.29%, 11/25/16		14,000	13,996,584

U.S. Treasury Obligations		Par (000)	Value
0.16%, 12/29/16	USD	67,000	$ 66,955,177
0.20%, 1/05/17		49,000	48,965,112
Total U.S. Treasury Obligations — 3.6%			386,324,320
Total Short-Term Securities (Cost — $1,486,180,504) — 13.9%			1,497,803,976

Options Purchased			Value
(Cost — $63,598,824) — 0.5%			56,875,259
Total Investments Before Options Written, TBA Sale Commitments and Investments Sold Short
(Cost — $11,332,242,271*) — 107.0%			11,553,446,913

Options Written			Value
(Premiums Received — $25,887,513) — (0.1)%			(17,113,793)

TBA Sale Commitments (n)		Par (000)	Value
Fannie Mae Mortgage-Backed Securities, 3.00%, 10/01/46		165,559	(172,071,874)
Total TBA Sale Commitments (Proceeds — $171,198,813) — (1.6)%			(172,071,874)

Investments Sold Short		Shares	Value
Alcoa, Inc.		556,673	(5,644,664)
Church & Dwight Co., Inc.		152,418	(7,303,871)
Ecolab, Inc.		128,055	(15,586,855)
Gentex Corp.		345,876	(6,073,583)
LafargeHolcim Ltd.		133,974	(7,256,715)
Procter & Gamble Co.		182,296	(16,361,066)
Walt Disney Co.		54,548	(5,065,327)
Total Investments Sold Short (Proceeds — $61,624,340) — (0.6)%			(63,292,081)
Total Investments Net of Options Written, TBA Sale Commitments and Investments Sold Short — 104.7%			11,300,969,165
Liabilities in Excess of Other Assets — (4.7)%			(504,364,043)

Net Assets — 100.0%			$10,796,605,122

Notes to Consolidated Schedule of Investments

*	As of September 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$11,399,814,449

Gross unrealized appreciation	$637,838,492
Gross unrealized depreciation	(484,206,028)

Net unrealized appreciation	$153,632,464

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Restricted security as to resale, excluding 144a securities. As of period end, the Fund held restricted securities with a current value of $140,958,890 and an original cost of $163,221,340 which was 1.3% of its net assets.

(e)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

(f)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(g)	Issuer filed for bankruptcy and/or is in default.

(h)	Convertible security.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	9

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

(i)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(j)	Variable rate security. Rate as of period end.

(k)	All or a portion of security is held by a wholly-owned subsidiary.

(l)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/Beneficial Interest Held at September 30, 2016	Value at September 30, 2016	Income		Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	8,973,878	—		(8,973,878)[1]	—	—	$ 11,418		—
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	3,659,488	[2]	—	3,659,488	$ 3,659,488	925	[3]	—
BlackRock Liquidity Series, LLC, Money Market Series	$290,256,248	$107,386,628	[3]	—	$397,642,876	397,642,876	2,141,557	[4]	—
iShares Gold Trust	2,098,037	—		—	2,098,037	26,624,089	—		—
iShares iBoxx $ High Yield Corporate Bond ETF	—	662,768		(534,607)	128,161	11,183,329	371,361		$1,787,228
Total						$439,109,782	$2,525,261		$1,787,228

[1]	Represents net shares sold.

[2]	Represents net shares purchased.

[3]	Represents net beneficial interest purchased.

[4]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(m)	Perpetual security with no stated maturity date.

(n)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$173,209,436	$721,006

(o)	Rates are discount rates or a range of discount rates at the time of purchase.

(p)	Current yield as of period end.

(q)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Derivative Financial Instruments Outstanding as of Period End

      Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(178)	Euro STOXX 50 Index	December 2016	USD	5,986,722	$ (79,555)
(43)	FTSE 100 Index	December 2016	USD	3,821,969	(72,983)
(137)	NASDAQ 100 E-Mini Index	December 2016	USD	13,344,485	(399,889)
(214)	Nikkei 225 Yen Index	December 2016	USD	17,473,695	216,838
(712)	Russell 2000 Mini Index	December 2016	USD	88,878,960	(1,559,431)
(2,744)	S&P 500 E-Mini Index	December 2016	USD	296,406,880	(1,598,289)
(446)	STOXX Europe 600 Index	December 2016	USD	8,562,374	(34,965)
151	TOPIX Index	December 2016	USD	19,700,508	(207,408)
Total					$(3,735,682)

10	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	121,415,277	JPY	12,460,000,000	Deutsche Bank AG	10/03/16	$ (1,474,048)
USD	23,837,000	JPY	2,520,000,000	JPMorgan Chase Bank N.A.	10/11/16	(1,025,492)
USD	35,786,643	JPY	3,780,000,000	Morgan Stanley & Co. International PLC	10/24/16	(1,527,762)
MXN	41,033,953	USD	2,076,197	Goldman Sachs International	10/27/16	33,200
MXN	135,911,952	USD	6,877,161	Goldman Sachs International	10/27/16	109,548
USD	26,170,053	MXN	483,688,000	Goldman Sachs International	10/27/16	1,305,521
USD	121,017,583	JPY	12,630,000,000	Morgan Stanley & Co. International PLC	10/31/16	(3,696,809)
CNH	180,900,000	USD	27,540,535	Deutsche Bank AG	11/04/16	(501,051)
USD	27,838,907	CNH	180,900,000	Deutsche Bank AG	11/04/16	799,424
USD	26,742,902	NZD	39,519,000	Morgan Stanley & Co. International PLC	11/08/16	(1,985,996)
USD	27,038,309	AUD	36,455,000	Goldman Sachs International	11/09/16	(836,270)
EUR	15,226,000	USD	17,151,785	Deutsche Bank AG	11/10/16	(14,810)
EUR	13,500,000	USD	15,231,849	Morgan Stanley & Co. International PLC	11/10/16	(37,500)
NOK	92,275,883	USD	10,864,000	Morgan Stanley & Co. International PLC	11/10/16	679,834
USD	26,978,685	AUD	37,033,000	Deutsche Bank AG	11/10/16	(1,337,217)
USD	26,726,694	NZD	40,064,000	JPMorgan Chase Bank N.A.	11/10/16	(2,396,124)
EUR	9,762,000	PLN	41,963,909	BNP Paribas S.A.	11/17/16	28,398
USD	10,541,396	AUD	13,798,000	Deutsche Bank AG	11/17/16	(7,078)
USD	126,975,875	JPY	12,700,000,000	Deutsche Bank AG	11/21/16	1,464,648
EUR	18,361,000	USD	20,851,487	Credit Suisse International	11/25/16	(172,501)
BRL	41,084,000	USD	11,531,056	Deutsche Bank AG	12/02/16	869,396
EUR	22,922,000	USD	25,602,957	HSBC Bank PLC	12/02/16	221,494
USD	11,014,477	BRL	41,084,000	Deutsche Bank AG	12/02/16	(1,385,975)
USD	119,682,657	JPY	12,340,000,000	JPMorgan Chase Bank N.A.	12/05/16	(2,354,590)
TWD	916,487,340	USD	28,069,197	Citibank N.A.	1/09/17	1,253,899
TWD	923,085,000	USD	28,324,179	Goldman Sachs International	1/09/17	1,210,009
TWD	912,385,998	USD	27,961,141	JPMorgan Chase Bank N.A.	1/09/17	1,230,732
USD	27,366,000	TWD	916,487,340	Citibank N.A.	1/09/17	(1,957,095)
USD	27,375,000	TWD	923,358,750	Goldman Sachs International	1/09/17	(2,167,947)
USD	27,366,000	TWD	912,385,998	JPMorgan Chase Bank N.A.	1/09/17	(1,825,872)
TWD	909,217,896	USD	27,908,954	Credit Suisse International	1/11/17	1,183,282
USD	27,102,000	TWD	909,217,896	Credit Suisse International	1/11/17	(1,990,236)
USD	10,577,000	AED	39,162,400	BNP Paribas S.A.	1/19/17	(74,376)
USD	10,576,000	AED	39,189,368	Goldman Sachs International	1/19/17	(82,711)
USD	10,475,000	AED	38,791,020	BNP Paribas S.A.	1/25/17	(74,757)
EUR	9,345,000	JPY	1,162,447,912	HSBC Bank USA N.A.	2/13/17	(971,896)
JPY	1,211,551,215	EUR	9,345,000	HSBC Bank USA N.A.	2/13/17	1,459,248
USD	453,250	JPY	49,103,303	HSBC Bank USA N.A.	2/13/17	(34,103)
TWD	344,727,300	USD	10,759,279	Deutsche Bank AG	2/16/17	282,756
USD	10,315,000	TWD	344,727,300	Deutsche Bank AG	2/16/17	(727,036)
USD	64,071,459	JPY	6,470,000,000	BNP Paribas S.A.	3/10/17	(217,636)
Total						$(16,745,499)

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	11

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

   Exchange-Traded Options Purchased

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Biogen, Inc.	Call	10/21/16	USD	285.00	38	$107,920
SPDR Gold Trust ETF[1]	Call	11/18/16	USD	130.00	3,169	358,097
Accenture PLC	Put	10/07/16	USD	112.00	159	12,720
Total						$478,737

[1]	All or a portion of security is held by a wholly-owned subsidiary.

   OTC Options Purchased

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
USD Currency	Call	JPMorgan Chase Bank N.A.	10/04/16	JPY	110.00	USD	60,804	—	$6
CBOE Volatility Index	Call	Citibank N.A.	10/19/16	USD	22.00		—	124,866	46,825
SPDR Gold Trust ETF[1]	Call	JPMorgan Chase Bank N.A.	10/21/16	USD	127.00		—	155,036	141,858
USD Currency	Call	Deutsche Bank AG	11/15/16	JPY	108.50	USD	61,288	—	44,041
CBOE Volatility Index	Call	Société Générale	11/16/16	USD	22.00		—	124,518	136,970
SPDR Gold Trust ETF[1]	Call	JPMorgan Chase Bank N.A.	12/02/16	USD	127.00		—	160,785	418,041
SPDR Gold Trust ETF[1]	Call	Société Générale	12/02/16	USD	127.00		—	160,784	442,156
SPDR Gold Trust ETF[1]	Call	JPMorgan Chase Bank N.A.	12/16/16	USD	125.00		—	307,736	1,130,930
SPDR Gold Trust ETF[1]	Call	JPMorgan Chase Bank N.A.	12/16/16	USD	100.00		—	166,178	4,254,157
MetLife, Inc.	Call	UBS AG	1/20/17	USD	50.00		—	183,706	78,994
MetLife, Inc.	Call	UBS AG	1/20/17	USD	52.50		—	167,100	28,407
Prudential Financial, Inc.	Call	Morgan Stanley & Co. International PLC	1/20/17	USD	87.50		—	204,800	358,400
SPDR Gold Trust ETF[1]	Call	Société Générale	1/20/17	USD	121.00		—	308,755	2,091,815
USD Currency	Call	Goldman Sachs International	2/01/17	JPY	103.00	USD	63,782	—	1,119,304
EURO STOXX 50 Index	Call	Morgan Stanley & Co. International PLC	3/17/17	EUR	3,125.00		—	4,243	448,277
Euro STOXX 50 Index	Call	Morgan Stanley & Co. International PLC	3/17/17	EUR	3,025.00		—	2,031	323,356
Euro STOXX 50 Index	Call	Morgan Stanley & Co. International PLC	3/17/17	EUR	3,025.00		—	2,029	323,038
STOXX Europe 600 Index	Call	Credit Suisse International	3/17/17	EUR	355.61		—	69,976	670,890
QUALCOMM, Inc.	Call	Deutsche Bank AG	5/19/17	USD	52.50		—	336,354	5,746,013
Euro STOXX 50 Index	Call	Citibank N.A.	6/16/17	EUR	3,150.00		—	7,591	813,513
Apple Inc.	Call	UBS AG	9/15/17	USD	110.00		—	374,890	4,240,295
Aflac, Inc.	Call	Goldman Sachs International	1/19/18	USD	85.00		—	325,876	293,288
Allstate Corp.	Call	Goldman Sachs International	1/19/18	USD	80.00		—	207,513	207,513
BB&T Corp.	Call	Goldman Sachs International	1/19/18	USD	40.00		—	453,103	1,005,889
Capital One Financial Corp.	Call	Goldman Sachs International	1/19/18	USD	80.00		—	463,825	2,064,021
Charles Schwab Corp.	Call	Goldman Sachs International	1/19/18	USD	40.00		—	635,632	921,666
CIT Group, Inc.	Call	Goldman Sachs International	1/19/18	USD	42.00		—	278,741	713,577
Citigroup, Inc.	Call	Goldman Sachs International	1/19/18	USD	55.00		—	635,632	1,659,000
CME Group, Inc.	Call	Goldman Sachs International	1/19/18	USD	115.00		—	223,046	847,575
Comerica, Inc.	Call	Goldman Sachs International	1/19/18	USD	55.00		—	389,790	954,985
E*TRADE Financial Corp.	Call	Goldman Sachs International	1/19/18	USD	35.00		—	577,281	1,192,085
Fifth Third Bancorp	Call	Goldman Sachs International	1/19/18	USD	25.00		—	635,632	241,540
Franklin Resources, Inc.	Call	Goldman Sachs International	1/19/18	USD	45.00		—	573,874	487,793
JPMorgan Chase & Co.	Call	Goldman Sachs International	1/19/18	USD	70.00		—	635,632	2,733,218
KeyCorp	Call	Goldman Sachs International	1/19/18	USD	15.00		—	635,632	301,925
Manulife Financial Corp.	Call	Goldman Sachs International	1/19/18	CAD	22.00		—	635,632	271,317
MetLife, Inc.	Call	Goldman Sachs International	1/19/18	USD	52.50		—	635,632	1,112,356
Morgan Stanley	Call	Goldman Sachs International	1/19/18	USD	35.00		—	635,632	1,633,574
Regions Financial Corp.	Call	Goldman Sachs International	1/19/18	USD	12.00		—	635,632	298,747

12	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)	Contracts	Value
State Street Corp.	Call	Goldman Sachs International	1/19/18	USD	72.50	—	430,051	$2,709,321
SunTrust Banks, Inc.	Call	Goldman Sachs International	1/19/18	USD	55.00	—	635,632	572,069
Synchrony Financial	Call	Goldman Sachs International	1/19/18	USD	35.00	—	635,632	572,069
TD Ameritrade Holding Corp.	Call	Goldman Sachs International	1/19/18	USD	40.00	—	541,773	1,056,457
Travelers Cos., Inc.	Call	Goldman Sachs International	1/19/18	USD	135.00	—	196,582	265,386
Wells Fargo & Co.	Call	Goldman Sachs International	1/19/18	USD	55.00	—	635,632	476,724
Zions Bancorp	Call	Goldman Sachs International	1/19/18	USD	35.00	—	521,152	1,031,881
Euro STOXX 50 Index	Call	Deutsche Bank AG	9/21/18	EUR	3,426.55	—	3,336	379,706
CBOE Volatility Index	Put	Barclays Bank PLC	10/19/16	USD	16.00	—	624,752	905,890
CBOE Volatility Index	Put	Citibank N.A.	10/19/16	USD	16.00	—	252,863	366,651
Cintas Corp.	Put	Bank of America N.A.	10/21/16	USD	110.00	—	28,224	29,635
S&P 500 Index	Put	Credit Suisse International	10/21/16	USD	2,100.00	—	43,696	356,122
S&P 500 Index	Put	Credit Suisse International	11/18/16	USD	2,130.00	—	87,791	2,703,963
S&P 500 Index	Put	BNP Paribas S.A.	11/30/16	USD	2,125.00	—	43,906	1,508,171
S&P 500 Index	Put	Société Générale	11/30/16	USD	2,140.00	—	43,906	1,692,382
Total								$54,423,782

[1]	All or a portion of security is held by a wholly-owned subsidiary.

   OTC Interest Rate Swaptions Purchased

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.14%	Receive	3-month LIBOR	11/15/16	USD	251,003	$666,068
10-Year Interest Rate Swap	Goldman Sachs International	Put	1.55%	Pay	3-month LIBOR	12/12/16	USD	128,215	1,146,682
10-Year Interest Rate Swap	Goldman Sachs International	Put	1.95%	Pay	3-month LIBOR	12/12/16	USD	128,215	151,598
5-Year Interest Rate Swap	Deutsche Bank AG	Put	1.07%	Pay	6-month JPY LIBOR	4/04/18	JPY	2,370,178	8,392
Total									$1,972,740

   Exchange-Traded Options Written

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Biogen, Inc.	Call	10/21/16	USD	325.00	38	$(19,000)
Williams-Sonoma, Inc.	Call	11/18/16	USD	55.00	1,020	(102,000)
Altria Group, Inc.	Call	12/16/16	USD	67.50	1,227	(42,332)
Tiffany & Co.	Call	2/17/17	USD	75.00	738	(273,060)
Tiffany & Co.	Call	2/17/17	USD	72.50	738	(361,620)
Biogen, Inc.	Put	10/21/16	USD	260.00	38	(9,500)
Total						$(807,512)

   OTC Barrier Put Options Written

Description	Put/ Call	Type of Option	Counterparty	Expiration Date		Strike Price		Barrier Price	Contracts	Value
Euro STOXX 50 Index	Put	Down-and-In	Morgan Stanley & Co. International PLC	03/17/17	EUR	2,375.00	EUR	2,000.00	2,029	$(158,274)

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	13

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Description	Put/ Call	Type of Option	Counterparty	Expiration Date	Strike Price		Barrier Price		Contracts	Value
Euro STOXX 50 Index	Put	Down-and-In	Morgan Stanley & Co. International PLC	03/17/17	EUR	2,375.00	EUR	2,000.00	2,031	$(70,808)
Euro STOXX 50 Index	Put	Down-and-In	Citibank N.A.	06/16/17	EUR	2,350.00	EUR	1,823.00	7,591	(490,325)
Euro STOXX 50 Index	Put	Down-and-In	Deutsche Bank AG	09/21/18	EUR	2,586.07	EUR	2,165.83	3,336	(1,044,702)
Total										$(1,764,109)

OTC Options Written
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
USD Currency	Call	JPMorgan Chase Bank N.A.	10/04/16	JPY	117.00	USD	60,804	—	$(6)
Cintas Corp.	Call	Bank of America N.A.	10/21/16	USD	120.00		—	28,224	(3,528)
S&P 500 Index	Call	Credit Suisse International	10/21/16	USD	2,200.00		—	43,696	(257,806)
NZD Currency	Call	Morgan Stanley & Co. International PLC	11/08/16	USD	0.73	NZD	39,519	—	(370,595)
AUD Currency	Call	Goldman Sachs International	11/09/16	USD	0.80	AUD	36,455	—	(34,876)
AUD Currency	Call	Deutsche Bank AG	11/10/16	USD	0.79	AUD	37,033	—	(83,264)
NZD Currency	Call	JPMorgan Chase Bank N.A.	11/10/16	USD	0.73	NZD	40,064	—	(496,464)
USD Currency	Call	Deutsche Bank AG	11/15/16	JPY	115.00	USD	61,288	—	(919)
Alexion Pharmaceuticals, Inc.	Call	Credit Suisse International	11/18/16	USD	125.00		—	19,811	(115,894)
SPDR Gold Trust ETF[1]	Call	JPMorgan Chase Bank N.A.	12/16/16	USD	145.00		—	307,736	(69,242)
General Electric Co.	Call	Deutsche Bank AG	1/20/17	USD	32.50		—	932,852	(121,541)
Johnson & Johnson	Call	Barclays Bank PLC	1/20/17	USD	110.00		—	299,959	(2,849,611)
SPDR Gold Trust ETF[1]	Call	Société Générale	1/20/17	USD	145.00		—	308,755	(128,133)
USD Currency	Call	Goldman Sachs International	2/01/17	JPY	111.00	USD	63,782	—	(163,302)
EURO STOXX 50 Index	Call	Morgan Stanley & Co. International PLC	3/17/17	EUR	3,450.00		—	4,243	(69,418)
QUALCOMM, Inc.	Call	Deutsche Bank AG	5/19/17	USD	70.00		—	336,354	(1,359,506)
Apple Inc.	Call	UBS AG	9/15/17	USD	130.00		—	374,890	(1,358,433)
USD Currency	Put	JPMorgan Chase Bank N.A.	10/04/16	JPY	100.00	USD	60,804	—	(42,247)
S&P 500 Index	Put	Credit Suisse International	10/21/16	USD	2,000.00		—	43,696	(78,653)
NZD Currency	Put	Morgan Stanley & Co. International PLC	11/08/16	USD	0.62	NZD	39,519	—	(69)
AUD Currency	Put	Goldman Sachs International	11/09/16	USD	0.69	AUD	36,455	—	(1,813)
AUD Currency	Put	Deutsche Bank AG	11/10/16	USD	0.67	AUD	37,033	—	(428)
NZD Currency	Put	JPMorgan Chase Bank N.A.	11/10/16	USD	0.62	NZD	40,064	—	(64)
USD Currency	Put	Deutsche Bank AG	11/15/16	JPY	98.00	USD	61,288	—	(390,850)
S&P 500 Index	Put	Credit Suisse International	11/18/16	USD	1,955.00		—	87,791	(571,732)
S&P 500 Index	Put	BNP Paribas S.A.	11/30/16	USD	1,950.00		—	43,906	(392,959)
S&P 500 Index	Put	Société Générale	11/30/16	USD	1,965.00		—	43,906	(444,144)
MetLife, Inc.	Put	UBS AG	1/20/17	USD	46.00		—	83,550	(286,717)
MetLife, Inc.	Put	UBS AG	1/20/17	USD	45.00		—	91,853	(260,862)
Prudential Financial, Inc.	Put	Morgan Stanley & Co. International PLC	1/20/17	USD	77.50		—	102,400	(312,320)
USD Currency	Put	Goldman Sachs International	2/01/17	JPY	95.50	USD	63,782	—	(670,652)
EURO STOXX 50 Index	Put	Morgan Stanley & Co. International PLC	3/17/17	EUR	2,400.00		—	4,243	(159,054)
QUALCOMM, Inc.	Put	Deutsche Bank AG	5/19/17	USD	40.00		—	336,354	(204,624)
Apple Inc.	Put	UBS AG	9/15/17	USD	100.00		—	374,890	(2,096,044)
Total									$(13,395,770)

[1] All or a portion of security is held by a wholly-owned subsidiary.

14	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

OTC Interest Rate Swaptions Written
Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
5-Year Interest Rate Swap	Deutsche Bank AG	Call	0.94%	Pay	3-month LIBOR	11/15/16	USD	251,003	$(113,847)
5-Year Interest Rate Swap	Deutsche Bank AG	Put	1.44%	Receive	3-month LIBOR	11/15/16	USD	251,003	(156,703)
10-Year Interest Rate Swap	Goldman Sachs International	Put	1.75%	Receive	3-month LIBOR	12/12/16	USD	256,430	(875,852)
Total									$(1,146,402)

Centrally Cleared Credit Default Swaps — Sell Protection
Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
CDX.NA.HY Series 27 Version 1	5.00%	12/20/21	B+	USD	48,779	$ (58,587)
CDX.NA.IG Series 27 Version 1	1.00%	12/20/21	BBB+	USD	238,750	(258,393)
iTraxx Europe Crossover Series 26 Version 1	5.00%	12/20/21	B+	EUR	74,434	271,486
iTraxx Europe Series 26 Version 1	1.00%	12/20/21	BBB+	EUR	44,889	195
Total						$ (45,299)

[1] Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
[2] The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps
Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.56%[1]	6-month GBP LIBOR	7/02/18[2]	7/02/20	GBP	62,452	$(140,381)
0.57%[1]	6-month GBP LIBOR	7/02/18[2]	7/02/20	GBP	62,452	(148,456)
0.58%[1]	6-month GBP LIBOR	7/02/18[2]	7/02/20	GBP	62,452	(174,303)
0.54%[1]	6-month GBP LIBOR	7/02/18[2]	7/02/20	GBP	62,144	(97,905)
0.99%[3]	3-month LIBOR	7/05/18[2]	7/05/20	USD	81,228	(348,631)
1.06%[3]	3-month LIBOR	7/05/18[2]	7/05/20	USD	81,041	(238,318)
1.02%[3]	3-month LIBOR	7/05/18[2]	7/05/20	USD	81,041	(302,597)
1.02%[3]	3-month LIBOR	7/05/18[2]	7/05/20	USD	81,041	(306,564)
0.60%[1]	6-month GBP LIBOR	7/16/18[2]	7/16/20	GBP	62,753	(202,878)
0.61%[1]	6-month GBP LIBOR	7/16/18[2]	7/16/20	GBP	62,753	(209,366)
0.64%[1]	6-month GBP LIBOR	7/16/18[2]	7/16/20	GBP	62,753	(257,235)
0.64%[1]	6-month GBP LIBOR	7/16/18[2]	7/16/20	GBP	62,753	(261,292)
1.22%[3]	3-month LIBOR	7/19/18[2]	7/19/20	USD	81,579	9,786
1.21%[3]	3-month LIBOR	7/19/18[2]	7/19/20	USD	81,579	(8,582)
1.18%[3]	3-month LIBOR	7/19/18[2]	7/19/20	USD	81,579	(47,711)
1.26%[3]	3-month LIBOR	7/19/18[2]	7/19/20	USD	62,753	57,898
0.02%[1]	6-month EURIBOR	N/A	4/09/21	EUR	16,078	(149,115)
Total						$(2,825,650)

[1] Fund pays the fixed rate and receives the floating rate.
[2] Forward swap.
[3] Fund pays the floating rate and receives the fixed rate.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	15

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

OTC Currency Swaps
		Notional Amount (000)
Fund Pays	Fund Receives	Notional Delivered		Notional Received		Counterparty	Expiration Date[1]	Value	Premiums Paid (Received)	Unrealized Depreciation
						Bank of
0.10 JPY%	1.23%	JPY	2,383,000	USD	19,769	America N.A.	3/15/2017	$(7,475,242)	—	$(7,475,242)
						Bank of
0.10 JPY%	1.84%	JPY	2,434,450	USD	21,624	America N.A.	3/15/2018	(4,830,035)	—	(4,830,035)
						Bank of
0.10 JPY%	1.96%	JPY	3,652,350	USD	32,208	America N.A.	3/15/2018	(7,625,574)	—	(7,625,574)
Total								$(19,930,851)	—	$(19,930,851)
[1] At expiration date, the notional amount delivered will be exchanged for the notional amount received.

OTC Total Return Swaps
Reference Entity	Fixed Amount/ Floating Rate	Counterparty	Expiration Date	Contract Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
SGX Nikkei Stock Average Dividend Point Index Future December 2016	JPY 506,870,000[1]	BNP Paribas S.A.	3/31/17	JPY	182	$ 843,548	—	$ 843,548
SGX Nikkei Stock Average Dividend Point Index Future December 2016	JPY 515,970,000[1]	BNP Paribas S.A.	3/31/17	JPY	182	753,809	—	753,809
Euro STOXX 50 Index Dividend Future December 2017	EUR 5,360,190[1]	BNP Paribas S.A.	12/15/17	EUR	465	(24,702)	—	(24,702)
SGX Nikkei Stock Average Dividend Point Index Future December 2017	JPY 594,918,000[1]	BNP Paribas S.A.	4/02/18	JPY	180	(35,679)	—	(35,679)
SGX Nikkei Stock Average Dividend Point Index Future December 2017	JPY 600,750,000[1]	BNP Paribas S.A.	4/02/18	JPY	180	(93,191)	—	(93,191)
Euro STOXX 50 Index Dividend Future December 2018	EUR 2,618,460[1]	BNP Paribas S.A.	12/21/18	EUR	234	(34,173)	—	(34,173)
Euro STOXX 50 Index Dividend Future December 2018	EUR 2,765,290[1]	BNP Paribas S.A.	12/21/18	EUR	253	36,947	—	36,947
Euro STOXX 50 Index Dividend Future December 2018	EUR 2,892,800[1]	BNP Paribas S.A.	12/21/18	EUR	256	(69,019)	—	(69,019)
Euro STOXX 50 Index Dividend Future December 2018	EUR 5,310,630[1]	BNP Paribas S.A.	12/21/18	EUR	468	(151,148)	—	(151,148)
S&P 500 Annual Dividend Index Future December 2018	USD 7,094,313[1]	BNP Paribas S.A.	12/21/18	USD	607	235,212	—	235,212
SGX Nikkei Stock Average Dividend Point Index Future December 2018	JPY 309,375,000[1]	BNP Paribas S.A.	3/29/19	JPY	90	(99,847)	—	(99,847)
SGX Nikkei Stock Average Dividend Point Index Future December 2018	JPY 316,800,000[1]	BNP Paribas S.A.	3/29/19	JPY	90	(173,068)	—	(173,068)

16	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Reference Entity	Fixed Amount/ Floating Rate	Counterparty	Expiration Date	Contract Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
SGX Nikkei Stock Average Dividend Point Index Future December 2018	JPY 618,839,000[1]	BNP Paribas S.A.	3/29/19	JPY	181	$ (167,783)	—	$ (167,783)
Euro STOXX 50 Index Dividend Future December 2019	EUR 1,688,400[1]	BNP Paribas S.A.	12/20/19	EUR	168	62,279	—	62,279
Euro STOXX 50 Index Dividend Future December 2019	EUR 3,305,250[1]	BNP Paribas S.A.	12/20/19	EUR	325	76,669	—	76,669
Euro STOXX 50 Index Dividend Future December 2019	EUR 3,589,050[1]	BNP Paribas S.A.	12/20/19	EUR	355	107,674	—	107,674
Euro STOXX 50 Index Dividend Future December 2019	EUR 2,621,280[1]	BNP Paribas S.A.	12/20/19	EUR	254	31,387	—	31,387
SGX Nikkei Stock Average Dividend Point Index Future December 2019	JPY 418,800,000[1]	BNP Paribas S.A.	3/31/20	JPY	120	(191,707)	—	(191,707)
SGX Nikkei Stock Average Dividend Point Index Future December 2019	JPY 510,000,000[1]	BNP Paribas S.A.	3/31/20	JPY	150	(106,504)	—	(106,504)
SGX Nikkei Stock Average Dividend Point Index Future December 2019	JPY 314,640,000[1]	BNP Paribas S.A.	3/31/20	JPY	90	(149,105)	—	(149,105)
Euro STOXX 50 Index Dividend Future December 2020	EUR 1,810,440[1]	BNP Paribas S.A.	12/18/20	EUR	188	29,567	—	29,567
Euro STOXX 50 Index Dividend Future December 2020	EUR 2,916,690[1]	BNP Paribas S.A.	12/18/20	EUR	301	23,669	—	23,669
Euro STOXX 50 Index Dividend Future December 2020	EUR 721,500[1]	BNP Paribas S.A.	12/18/20	EUR	75	14,323	—	14,323
Euro STOXX 50 Index Dividend Future December 2020	EUR 836,940[1]	BNP Paribas S.A.	12/18/20	EUR	87	14,660	—	14,660
Euro STOXX 50 Index Dividend Future December 2020	EUR 962,000[1]	BNP Paribas S.A.	12/18/20	EUR	100	7,863	—	7,863
Euro STOXX 50 Index Dividend Future December 2020	EUR 964,000[1]	BNP Paribas S.A.	12/18/20	EUR	100	14,604	—	14,604
S&P 500 Annual Dividend Index Future December 2020	USD 2,914,481[1]	Goldman Sachs International	12/18/20	USD	243	116,944	—	116,944
S&P 500 Annual Dividend Index Future December 2021	USD 3,726,213[1]	BNP Paribas S.A.	12/17/21	USD	307	188,038	—	188,038
Total						$1,261,267	—	$1,261,267
[1] Fund receives the total return of the reference entity and pays the fixed amount. Net payment made at termination.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	17

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	$20,997,274	—	$20,997,274
Austria	—	4,523,981	—	4,523,981
Belgium	—	31,746,294	—	31,746,294
Canada	$93,755,025	—	—	93,755,025
China	38,115,502	5,724,267	—	43,839,769
Czech Republic	—	523,384	—	523,384
Denmark	—	5,984,605	—	5,984,605
Egypt	752,006	—	—	752,006
Finland	—	21,385,546	—	21,385,546
France	1,259,280	303,743,361	—	305,002,641
Germany	—	91,904,047	—	91,904,047
Hong Kong	878,845	64,586,826	—	65,465,671
India	—	58,067,161	—	58,067,161
Indonesia	6,578,400	—	—	6,578,400
Ireland	—	35,452,064	—	35,452,064
Israel	26,817,619	—	—	26,817,619
Italy	—	66,710,408	—	66,710,408
Japan	—	1,073,565,736	—	1,073,565,736
Mexico	15,655,239	—	—	15,655,239
Netherlands	62,641,176	94,453,387	—	157,094,563
Poland	—	1,154,974	—	1,154,974
Portugal	—	6,919,536	—	6,919,536
Singapore	—	62,710,121	—	62,710,121
South Korea	—	28,825,554	—	28,825,554
Spain	—	32,611,319	—	32,611,319
Sweden	—	53,595,677	—	53,595,677
Switzerland	—	118,332,492	—	118,332,492
Taiwan	—	25,960,416	—	25,960,416
Thailand	3,070,249	2,622,467	—	5,692,716
United Arab Emirates	14,741,816	—	—	14,741,816
United Kingdom	67,487,217	227,399,406	$134	294,886,757
United States	3,073,135,508	—	475,333	3,073,610,841
Corporate Bonds	—	494,752,225	25,674,077	520,426,302
Floating Rate Loan Interests	—	72,795,923	23,630,047	96,425,970

18	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

	Level 1	Level 2	Level 3	Total
Foreign Agency Obligations	—	$68,546,739	—	$68,546,739
Foreign Government Obligations	—	1,103,586,830	—	1,103,586,830
Investment Companies	$354,464,325	—	—	354,464,325
Non-Agency Mortgage-Backed Securities	—	—	$8,129,364	8,129,364
Preferred Securities	175,385,391	184,926,725	122,592,977	482,905,093
Rights	—	—	3	3
U.S. Government Sponsored Agency Securities	—	345,281,310	—	345,281,310
U.S. Treasury Obligations	—	1,173,103,680	—	1,173,103,680
Warrants	—	1,034,410	—	1,034,410
Short-Term Securities:
Foreign Agency Obligations	—	707,455,117	—	707,455,117
Money Market Funds	3,659,488	398,544,717	—	402,204,205
Time Deposits	—	1,820,334	—	1,820,334
U.S. Treasury Obligations	—	386,324,320	—	386,324,320
Options Purchased:
Equity contracts	845,388	52,893,780	—	53,739,168
Foreign currency exchange contracts	—	1,163,351	—	1,163,351
Interest rate contracts	—	1,972,740	—	1,972,740
Liabilities:
Investments:
Investments Sold Short	(56,035,366)	(7,256,715)	—	(63,292,081)
TBA Sale Commitments	—	(172,071,874)	—	(172,071,874)

Total	$3,883,207,108	$7,254,373,915	$180,501,935	$11,318,082,958

Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$271,681	—	$271,681
Equity contracts	$216,838	2,557,193	—	2,774,031
Foreign currency exchange contracts	—	12,131,389	—	12,131,389
Interest rate contracts	—	67,684	—	67,684
Liabilities:
Credit contracts	—	(316,980)	—	(316,980)
Equity contracts	(4,760,032)	(14,200,256)	—	(18,960,288)
Foreign currency exchange contracts	—	(31,132,437)	—	(31,132,437)
Interest rate contracts	—	(23,970,587)	—	(23,970,587)

Total	$(4,543,194)	$(54,592,313)	—	$(59,135,507)

[1]     Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$870,989	—	—	$870,989
Cash held for investments sold short	57,615,128	—	—	57,615,128
Foreign currency at value	2,017,468	—	—	2,017,468
Cash pledged:
Futures contracts	19,640,000	—	—	19,640,000
Centrally cleared swaps	13,971,960	—	—	13,971,960
Liabilities:
Cash received:
Collateral — OTC derivatives	—	$(43,506,796)	—	(43,506,796)
Collateral — TBA commitments	—	(1,039,000)	—	(1,039,000)
Collateral on securities loaned at value	—	(398,544,717)	—	(398,544,717)

Total	$94,115,545	$(443,090,513)	—	$(348,974,968)

During the period ended September 30, 2016, there were no transfers between Level 1 and Level 2.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	19

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

A reconciliation of Level 3 investments and derivative financial investments is presented when the Fund had a significant amount of Level 3 investments and derivative financial investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Preferred Securities	Rights	Options Purchased	Total
Assets:
Opening Balance, as of December 31, 2015	$6,823,323	$91,576,847	$15,440,951	$9,349,901	$129,809,258	$1	$1,273,536	$254,273,817
Transfers into Level 3	—	—	8,037,825	—	—	—	—	8,037,825
Transfers out of Level 3	—	(2,264,539)	—	—	—	—	—	(2,264,539)
Accrued discounts/premiums	—	(70,515)	20,576	90,895	—	—	—	40,956
Net realized gain (loss)	—	—	10,858	—	—	—	(1,232,743)	(1,221,885)
Net change in unrealized appreciation (depreciation)[1]	(6,347,856)	(64,807,612)	1,976,294	(1,311,432)	(7,216,281)	2	(38,414)	(77,745,299)
Purchases	—	1,239,896	—	—	—	—	—	1,239,896
Sales	—	—	(1,856,457)	—	—	—	(2,379)	(1,858,836)

Closing Balance, as of September 30, 2016	$475,467	$25,674,077	$23,630,047	$8,129,364	$122,592,977	$3	—	$180,501,935

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2016[1]	$(6,347,856)	$(64,807,612)	$1,976,294	$(1,311,432)	$(7,216,281)	3	—	$(77,706,884)

[1]    Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Equity Contracts
	Assets	Liabilities
Opening Balance, as of December 31, 2015	—	$(875,797)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Accrued discounts/premiums	—	—
Net realized gain (loss)	—	(2,649,027)
Net change in unrealized appreciation (depreciation)[2]	—	7,090,454
Purchases	—	—
Issues	—	—
Sales	—	(3,565,630)
Settlements	—	—

Closing Balance, as of September 30, 2016	—	—

Net change in unrealized appreciation (depreciation) on derivative financial instruments still held at September 30, 2016[2]	—	—

[2]    Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

20	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (concluded)	BlackRock Global Allocation V.I. Fund

The following table summarizes the valuation methodologies used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (“Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $31,849,609.

	Value	Valuation Methodologies	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Common Stocks	$475,467	Market Approach	Discount Rate[1]	20.00%	—
			Revenue Growth Rate[2]	85.00%	—
			Revenue Multiple[2]	11.50x - 15.00x	—
			Run Rate EBITDA Multiple[2]	17.50x	—
			Scenario Probability[2]	50.00%	—
			Time to Exit[1]	2-3 years	—
Corporate Bonds	25,583,882	Income Approach	Discount Rate[1]	15.00%	—
		Market Approach	Recovery Rate[2]	—	—
			Run Rate EBITDA Multiple [2]	17.50x	—
Preferred Stocks	122,592,977	Market Approach	Discount Rate[1]	20.00%	—
			Revenue Growth Rate[2]	84.00% - 182.00%	112.17%
			Revenue Multiple[2]	5.00x - 15.75x	12.96x
			Scenario Probability[2]	10.00% - 85.00%	—
			Time to Exit[1]	1-3 years	—
			Volatility[2]	55.00% - 57.00%	—
Total	$148,652,326

[1]	Decrease in unobservable input may result in a significant increase to value, while an increase in unobservable input may result in a significant decrease to value.

[2]	Increase in unobservable input may result in a significant increase to value, while a decrease in unobservable input may result in a significant decrease to value.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	21

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock Global Opportunities V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 0.0%
Ensogo Ltd. (a)	18,821	$9,363
Belgium — 3.0%
Anheuser-Busch InBev SA	9,296	1,222,503
Canada — 1.2%
Fairfax Financial Holdings Ltd. (b)	861	504,492
China — 2.2%
Alibaba Group Holding Ltd. — ADR (a)	6,431	680,336
Baidu, Inc. — ADR (a)	1,300	236,691

		917,027
France — 1.0%
Unibail-Rodamco SE — REIT	1,462	394,205
Hong Kong — 0.8%
AIA Group Ltd.	49,289	331,456
India — 1.3%
Bharti Infratel Ltd.	40,023	220,225
HDFC Bank Ltd.	15,241	336,487

		556,712
Indonesia — 0.5%
Matahari Department Store Tbk PT	133,789	189,971
Ireland — 0.7%
Green REIT PLC	187,988	307,263
Israel — 0.4%
Teva Pharmaceutical Industries Ltd. — ADR	3,810	175,298
Italy — 1.9%
Atlantia SpA	9,140	232,135
Eni SpA	17,185	247,642
Snam SpA	53,200	294,988

		774,765
Japan — 6.0%
Alps Electric Co. Ltd.	9,718	234,571
FANUC Corp.	2,564	433,099
Nintendo Co. Ltd.	1,337	357,985
SoftBank Group Corp.	9,535	617,950
Sony Corp.	13,400	443,950
Sumitomo Mitsui Financial Group, Inc.	11,681	394,580

		2,482,135
Mexico — 0.6%
Fomento Economico Mexicano SAB de CV — ADR	2,919	268,665
Netherlands — 2.7%
ASML Holding NV	2,012	220,498
InterXion Holding NV (a)	5,725	207,360
Koninklijke Philips NV	23,258	688,198

		1,116,056

Common Stocks	Shares	Value
New Zealand — 0.5%
Xero Ltd. (a)	13,604	$192,098
Nigeria — 0.3%
Lekoil Ltd. (a)	382,903	107,945
Norway — 1.1%
Statoil ASA	26,592	446,434
Philippines — 0.5%
CEMEX Holdings Philippines, Inc. (a)(c)	845,800	209,292
Portugal — 0.8%
Galp Energia SGPS SA	25,386	346,823
South Africa — 1.1%
Naspers Ltd., N Shares	2,676	463,143
South Korea — 1.4%
Amorepacific Corp.	600	212,773
LG Chem Ltd.	1,600	353,876

		566,649
Spain — 1.5%
Cellnex Telecom SAU (c)	33,166	600,199
Sweden — 0.7%
Nordea Bank AB	28,237	280,407
Switzerland — 2.3%
Nestle SA, Registered Shares	5,751	454,122
Roche Holding AG	1,214	301,677
UBS Group AG, Registered Shares (a)	13,745	187,763

		943,562
Taiwan — 1.4%
Largan Precision Co. Ltd.	1,800	219,378
Taiwan Semiconductor Manufacturing Co. Ltd.	58,577	344,324

		563,702
Thailand — 0.4%
True Corp. PCL	762,100	152,860
United Kingdom — 8.8%
AstraZeneca PLC	3,740	242,171
BAE Systems PLC	40,659	276,206
Delphi Automotive PLC	3,765	268,520
Diageo PLC	15,310	438,531
GlaxoSmithKline PLC	12,500	266,230
Imperial Brands PLC	8,863	456,182
Lloyds Banking Group PLC	216,955	153,281
Metro Bank PLC (a)	7,469	266,688
Nomad Foods Ltd. (a)	26,666	315,192
Unilever PLC	13,082	619,038
Vodafone Group PLC — ADR (b)	11,757	342,717

		3,644,756

Portfolio Abbreviations
ADR	American Depositary Receipts	GBP	British Pound	REIT	Real Estate Investment Trust
AUD	Australian Dollar	JPY	Japanese Yen	SEK	Swedish Krona
CAD	Canadian Dollar	NOK	Norwegian Krone	SGD	Singapore Dollar
CHF	Swiss Franc	NZD	New Zealand Dollar	USD	U.S. Dollar
DKK	Danish Krone	PCL	Public Company Limited	ZAR	South African Rand
EUR	Euro

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	BlackRock Global Opportunities V.I. Fund

Common Stocks	Shares	Value
United States — 53.0%
Acuity Brands, Inc.	725	$191,835
Adobe Systems, Inc. (a)	3,344	362,958
Allergan PLC (a)	850	195,764
Alphabet, Inc., Class A (a)	505	406,050
Alphabet, Inc., Class C (a)	950	738,426
Altria Group, Inc.	6,649	420,416
Amazon.com, Inc. (a)	582	487,314
Amgen, Inc.	1,300	216,853
Apple Inc.	5,946	672,195
Aramark	10,313	392,203
Assured Guaranty Ltd.	6,903	191,558
BankUnited, Inc.	12,760	385,352
Biogen, Inc. (a)	590	184,688
Boston Scientific Corp. (a)	12,330	293,454
Celgene Corp. (a)	1,800	188,154
Centene Corp. (a)	3,330	222,977
Cigna Corp.	1,500	195,480
Citigroup, Inc.	9,188	433,949
Comcast Corp., Class A	7,091	470,417
Concho Resources, Inc. (a)	2,554	350,792
Crown Holdings, Inc. (a)	4,173	238,237
Duke Energy Corp.	3,700	296,148
Eastman Chemical Co.	3,464	234,444
EOG Resources, Inc.	5,378	520,106
Facebook, Inc., Class A (a)	3,440	441,249
Hartford Financial Services Group, Inc.	12,276	525,658
Hess Corp.	7,100	380,702
Intercontinental Exchange, Inc.	1,120	301,683
Johnson Controls International PLC (a)	7,703	358,421
Kellogg Co.	4,940	382,702
Kennedy-Wilson Holdings, Inc.	11,695	263,722
Lam Research Corp.	3,880	367,475
Lowe’s Cos., Inc.	3,442	248,547
Macquarie Infrastructure Corp. (b)	3,216	267,700
Marathon Petroleum Corp.	4,240	172,102
MasterCard, Inc., Class A	8,685	883,872
McDonald’s Corp.	6,099	703,581
Medtronic PLC	5,893	509,155
Merck & Co., Inc.	4,611	287,773
Micron Technology, Inc. (a)	9,152	162,723
Mondelez International, Inc., Class A	8,572	376,311
Monsanto Co.	3,290	336,238
Mosaic Co. (b)	15,134	370,178
PayPal Holdings, Inc. (a)	10,760	440,837
Pioneer Natural Resources Co.	1,348	250,256
Platform Specialty Products Corp. (a)(b)	19,173	155,493
PPL Corp.	8,169	282,402
Public Service Enterprise Group, Inc.	6,528	273,327
Roper Technologies, Inc.	1,282	233,927
Samsonite International SA	67,516	216,743
ServiceMaster Global Holdings, Inc. (a)	9,812	330,468
Sherwin-Williams Co.	928	256,741
Shire PLC — ADR (b)	1,056	204,716

Common Stocks	Shares	Value
United States (continued)
Starbucks Corp.	10,484	$567,604
Strategic Growth Bancorp (Acquired 3/10/14, cost $247,382) (a)(d)	19,870	178,234
SVB Financial Group (a)	2,850	315,039
Union Pacific Corp.	4,491	438,007
UnitedHealth Group, Inc.	2,453	343,420
Vulcan Materials Co.	1,100	125,103
Walt Disney Co.	4,355	404,405
Wells Fargo & Co.	10,620	470,254
WestRock Co.	5,680	275,366
Whirlpool Corp.	1,420	230,267
WisdomTree Investments, Inc. (b)	19,101	196,549

		21,818,720
Total Common Stocks — 96.1%		39,586,501

Preferred Stocks
India — 1.0%
Jasper Infotech Private Ltd., Series F (Acquired 5/07/14, cost $85,441) (a)(d)	12	309,903
Jasper Infotech Private Ltd., Series G (Acquired 10/29/14, cost $33,723) (a)(d)	4	103,301

		413,204
United States — 1.9%
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $138,814) (a)(d)	22,645	207,881
Uber Technologies, Inc., Series D (Acquired 6/10/14, cost $172,691) (a)(d)	11,132	551,257

		759,138
Total Preferred Stocks — 2.9%		1,172,342
Total Long-Term Investments (Cost — $36,756,219) — 99.0%		40,758,843

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.51% (e)(f)(g)	$ 1,903	1,903,228
Total Short-Term Securities (Cost — $1,903,228) — 4.6%		1,903,228
Total Investments (Cost — $38,659,447*) — 103.6%		42,662,071
Liabilities in Excess of Other Assets — (3.6)%		(1,488,513)

Net Assets — 100.0%		$41,173,558

Notes to Schedule of Investments

*	As of September 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$38,864,165

Gross unrealized appreciation	$5,524,042
Gross unrealized depreciation	(1,726,136)

Net unrealized appreciation	$3,797,906

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Global Opportunities V.I. Fund

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $1,350,576 and an original cost of $678,051, which was 3.3% of its net assets.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

(f)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2015	Net Activity	Beneficial Interest Held at September 30, 2016	Value at September 30, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	943,288	(943,288)	—	—	$2,714
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	—	—	—	101
BlackRock Liquidity Series, LLC, Money Market Series	$1,924,659	$ (21,431)	$1,903,228	$1,903,228	7,224	[1]
				$1,903,228	$10,039

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(g)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	187,000	USD	140,241	Australia and New Zealand Banking Group Ltd.	10/13/16	$2,835
AUD	100,000	USD	76,123	HSBC Bank PLC	10/13/16	389
AUD	933,712	USD	696,161	State Street Bank and Trust Co.	10/13/16	18,234
CAD	99,000	USD	75,632	Goldman Sachs International	10/13/16	(165)
CAD	312,318	USD	240,316	Morgan Stanley & Co. International PLC	10/13/16	(2,236)
CHF	110,983	USD	114,121	Citibank N.A.	10/13/16	210
CHF	99,671	USD	101,882	Commonwealth Bank of Australia	10/13/16	795
CHF	35,799	USD	36,876	HSBC Bank PLC	10/13/16	4
CHF	11,229	USD	11,548	Morgan Stanley & Co. International PLC	10/13/16	20
DKK	1,709,596	USD	255,081	HSBC Bank PLC	10/13/16	3,030
EUR	23,401	USD	26,128	Goldman Sachs International	10/13/16	176
EUR	47,764	USD	53,663	Goldman Sachs International	10/13/16	27
EUR	6,390	USD	7,190	HSBC Bank PLC	10/13/16	(7)
EUR	157,299	USD	175,824	Standard Chartered Bank	10/13/16	988
GBP	549,000	USD	726,361	Australia and New Zealand Banking Group Ltd.	10/13/16	(14,581)
GBP	6,000	USD	7,792	Bank of New York Mellon	10/13/16	(13)
GBP	27,000	USD	35,095	Citibank N.A.	10/13/16	(89)
GBP	34,000	USD	44,188	UBS AG	10/13/16	(107)
JPY	9,807,840	USD	92,494	Australia and New Zealand Banking Group Ltd.	10/13/16	4,279
JPY	18,934,873	USD	187,539	HSBC Bank PLC	10/13/16	(710)
JPY	110,057,000	USD	1,040,438	State Street Bank and Trust Co.	10/13/16	45,484
SEK	108,676	USD	12,746	Barclays Bank PLC	10/13/16	(70)
SEK	750,278	USD	87,748	HSBC Bank PLC	10/13/16	(232)
SGD	239,148	USD	177,106	Goldman Sachs International	10/13/16	(1,723)
USD	774,755	AUD	1,033,712	Royal Bank of Canada	10/13/16	(16,151)
USD	35,827	EUR	32,242	Australia and New Zealand Banking Group Ltd.	10/13/16	(415)
USD	554,654	EUR	499,536	HSBC Bank PLC	10/13/16	(6,851)

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	3

Schedule of Investments (continued)	BlackRock Global Opportunities V.I. Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	128,304	EUR	115,573	Morgan Stanley & Co. International PLC	10/13/16	$ (1,606)
USD	1,646,856	GBP	1,275,159	Citibank N.A.	10/13/16	(6,392)
USD	17,110	GBP	13,243	Northern Trust Corp.	10/13/16	(60)
USD	185,984	JPY	18,653,993	Citibank N.A.	10/13/16	1,926
USD	811,506	JPY	83,056,000	JPMorgan Chase Bank N.A.	10/13/16	(8,000)
USD	172,975	JPY	18,155,000	State Street Bank and Trust Co.	10/13/16	(6,159)
USD	40,965	NOK	348,705	HSBC Bank PLC	10/13/16	(2,654)
USD	198,014	NOK	1,685,884	HSBC Bank PLC	10/13/16	(12,875)
USD	106,017	NOK	870,702	Morgan Stanley & Co. International PLC	10/13/16	(2,900)
USD	138,958	NZD	193,206	HSBC Bank PLC	10/13/16	(1,647)
USD	8,773	NZD	12,195	Northern Trust Corp.	10/13/16	(101)
USD	151,106	ZAR	2,136,000	Bank of America N.A.	10/13/16	(4,153)
Total						$(11,500)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Global Opportunities V.I. Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	—	$9,363	$9,363
Belgium	—	$1,222,503	—	1,222,503
Canada	$504,492	—	—	504,492
China	917,027	—	—	917,027
France	—	394,205	—	394,205
Hong Kong	—	331,456	—	331,456
India	—	556,712	—	556,712
Indonesia	—	189,971	—	189,971
Ireland	307,263	—	—	307,263
Israel	175,298	—	—	175,298
Italy	—	774,765	—	774,765
Japan	—	2,482,135	—	2,482,135
Mexico	268,665	—	—	268,665
Netherlands	207,360	908,696	—	1,116,056
New Zealand	—	192,098	—	192,098
Nigeria	107,945	—	—	107,945
Norway	—	446,434	—	446,434
Philippines	209,292	—	—	209,292
Portugal	—	346,823	—	346,823
South Africa	—	463,143	—	463,143
South Korea	—	566,649	—	566,649
Spain	—	600,199	—	600,199
Sweden	—	280,407	—	280,407
Switzerland	—	943,562	—	943,562
Taiwan	—	563,702	—	563,702
Thailand	152,860	—	—	152,860
United Kingdom	926,429	2,718,327	—	3,644,756
United States	21,423,743	216,743	178,234	21,818,720
Preferred Stocks:
India	—	—	413,204	413,204
United States	—	—	759,138	759,138
Short-Term Securities.	—	1,903,228	—	1,903,228

Total	$25,200,374	$16,101,758	$1,359,939	$42,662,071

Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$78,397	—	$78,397
Liabilities:
Foreign currency exchange contracts	—	(89,897)	—	(89,897)

Total	—	$(11,500)	—	$(11,500)

[1] Derivative financial instruments are forward foreign currency exchange contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$20,357	—	—	$20,357
Liabilities:
Bank overdraft	—	$(13,706)	—	(13,706)
Collateral on securities loaned at value	—	(1,903,228)	—	(1,903,228)

Total	$20,357	$(1,916,934)	—	$(1,896,577)

During the period ended September 30, 2016, there were no transfers between Level 1 and Level 2.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	5

Schedule of Investments (concluded)	BlackRock Global Opportunities V.I. Fund

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total
Assets:
Opening balance, as of December 31, 2015	$414,599	$1,197,796	$1,612,395
Transfers into Level 3	28,801	—	28,801
Transfers out of Level 3	(235,769)	—	(235,769)
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)[1]	(20,034)	(25,454)	(45,488)
Purchases	—	—	—
Sales	—	—	—

Closing balance, as of September 30, 2016	$187,597	$1,172,342	$1,359,939

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2016[1]	$(20,034)	$(25,454)	$(45,488)

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation methodologies used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (“Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $9,363.

	Value	Valuation Methodologies	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Common Stocks	$178,234	Market Approach	Tangible Book Value Multiple[1]	1.60x
Preferred Stocks	1,172,342	Market Approach	Discount Rate[2]	25.00%
			Revenue Growth Rate[1]	84.00% - 127.00%	104.92%
			Revenue Multiple[1]	11.50x - 19.21x	15.07x
			Scenario Probability	25.00% - 70.00%
			Time to Exit[2]	1-2 years
Total	$1,350,576

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.
[2]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

6	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock Government Money Market V.I. Fund
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae, 5.00%, 02/13/17	$205	$208,326
Fannie Mae Variable Rate Notes: (a)
0.55%, 07/20/17	2,500	2,499,898
0.54%, 08/16/17	2,000	1,999,824
0.54%, 10/05/17	1,500	1,499,770
Federal Farm Credit Bank Variable Rate Notes: (a)
0.54%, 11/14/16	2,000	1,999,979
0.55%, 03/16/17	2,000	1,999,816
0.55%, 09/22/17	2,000	1,999,902
0.60%, 11/20/17	1,000	999,943
0.63%, 01/23/18	575	575,007
0.70%, 04/04/18	1,000	999,849
Federal Home Loan Bank, 0.43%, 01/11/17	1,500	1,499,836
Federal Home Loan Bank Discount Notes: (b)
0.38%, 10/18/16	2,000	1,999,683
0.45%, 10/21/16	1,400	1,399,682
0.45%, 10/26/16	1,000	999,714
0.45%, 11/14/16	2,145	2,143,879
0.34%, 11/30/16	1,535	1,534,149
0.35%, 12/02/16	3,200	3,198,144
0.58%, 12/23/16	900	898,826
0.44%, 01/11/17	800	799,022
0.44%, 01/25/17	1,000	998,623
0.49%, 01/25/17	2,500	2,496,160
0.45%, 02/01/17	3,100	3,095,311
0.45%, 02/02/17	610	609,070
0.47%, 02/10/17	3,000	2,994,908
0.48%, 02/15/17	1,655	1,652,033
0.55%, 05/01/17	2,000	1,993,583
Federal Home Loan Bank Variable Rate Notes: (a)
0.78%, 11/25/16	2,500	2,500,000
0.65%, 02/07/17	1,500	1,499,917
0.54%, 03/14/17	2,000	1,999,826
0.54%, 03/15/17	1,000	1,000,000
0.58%, 07/06/17	1,970	1,970,000
0.57%, 07/07/17	3,500	3,500,000
0.74%, 08/25/17	1,260	1,260,000
0.62%, 10/16/17	1,300	1,300,000
0.65%, 10/27/17	1,670	1,670,000
0.65%, 10/27/17	1,000	999,924
Freddie Mac:
0.88%, 02/22/17	165	165,224
1.00%, 03/08/17	5,414	5,425,290
1.00%, 09/29/17	1,070	1,072,864
Freddie Mac Discount Notes, 0.40%, 10/06/16 (b)	1,000	999,967
Total U.S. Government Sponsored Agency Obligations — 43.2%		68,457,949

U.S. Treasury Obligations
U.S. Treasury Bills:
0.54%, 2/02/17 (b)	1,500	1,497,255
0.54%, 3/16/17 (b)	1,500	1,496,310
0.61%, 4/27/17 (b)	1,800	1,793,770

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes:
0.32%, 4/30/17 (a)	$2,000	$1,999,977
0.42%, 10/31/17 (a)	1,274	1,273,188
Total U.S. Treasury Obligations — 5.1%		8,060,500

Repurchase Agreements
Bank of Montreal, 0.42%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $8,000,280, collateralized by various U.S. government sponsored agency obligations, 2.52% to 5.26% due from 2/01/19 to 7/01/46, aggregate original par and fair value of $17,691,087 and $8,239,969, respectively)	8,000	8,000,000
Total Value of Bank of Montreal (collateral value of $8,239,969)		8,000,000
BNP Paribas Securities Corp., 0.34%, 10/06/16 (Purchased on 9/06/16 to be repurchased at $1,500,425, collateralized by various U.S. government sponsored agency obligations, 3.50% to 7.00% due from 10/01/30 to 3/01/46, aggregate original par and fair value of $9,171,661 and $1,541,202, respectively) (c)	1,500	1,500,000
BNP Paribas Securities Corp., 0.31%, 10/21/16 (Purchased on 9/22/16 to be repurchased at $1,500,375, collateralized by various U.S. Treasury obligations, 0.00% to 2.38% due from 1/12/17 to 1/15/26, aggregate original par and fair value of $1,150,500 and $1,530,086, respectively) (c)	1,500	1,500,000
BNP Paribas Securities Corp., 0.46%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $10,000,383, collateralized by various U.S. Treasury obligations, 0.00% to 2.38% due from 3/15/18 to 5/15/23, aggregate original par and fair value of $9,828,460 and $10,200,000, respectively)	10,000	10,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $13,271,288)		13,000,000
Goldman Sachs & Co., 0.40%, 10/04/16 (Purchased on 9/27/16 to be repurchased at $2,000,156, collateralized by Ginnie Mae Bond, 3.50% due at 9/20/46, aggregate original par and fair value of $1,886,037 and $2,040,001, respectively)	2,000	2,000,000

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	BlackRock Government Money Market V.I. Fund

Repurchase Agreements	Par (000)	Value
Goldman Sachs & Co., 0.43%, 10/06/16 (Purchased on 9/29/16 to be repurchased at $1,000,084, collateralized by Ginnie Mae Bond, 4.00% due at 10/20/45, aggregate original par and fair value of $1,224,491 and $1,020,001, respectively)	$1,000	$1,000,000
Total Value of Goldman Sachs & Co. (collateral value of $3,060,002)		3,000,000
J.P. Morgan Securities LLC, 0.52%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $10,000,433, collateralized by various U.S. government sponsored agency obligations, 0.00% to 3.00% due from 9/30/19 to 6/16/36, aggregate original par and fair value of $11,041,000 and $10,202,434, respectively)	10,000	10,000,000
J.P. Morgan Securities LLC, 0.70%, 11/04/16 (Purchased on 9/30/16 to be repurchased at $3,502,382, collateralized by various U.S. government sponsored agency obligations, 2.85% due at 8/15/51, aggregate original par and fair value of $3,454,600 and $3,574,268, respectively) (c)	3,500	3,500,000
Total Value of J.P. Morgan Securities LLC (collateral value of $13,776,702)		13,500,000
Merrill Lynch, Pierce, Fenner & Smith Inc., 0.50%, 10/06/16 (Purchased on 9/29/16 to be repurchased at $2,000,194, collateralized by various U.S. government sponsored agency obligations, 5.99% to 7.17% due from 4/20/38 to 12/25/41, aggregate original par and fair value of $92,040,557 and $2,162,878, respectively)	2,000	2,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith Inc. (collateral value of $2,162,878)		2,000,000
Mizuho Securities USA, Inc., 0.50%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $14,000,583, collateralized by various U.S. government sponsored agency obligations, 2.62% to 3.50% due from 8/01/33 to 10/01/33, aggregate original par and fair value of $54,061,317 and $14,420,000, respectively)	14,000	14,000,000
Total Value of Mizuho Securities USA, Inc. (collateral value of $14,420,000)		14,000,000

Repurchase Agreements	Par (000)	Value
RBC Capital Markets, LLC, 0.49%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $11,300,461, collateralized by various U.S. government sponsored agency obligations, 2.50% to 8.00% due from 1/01/26 to 9/01/46, aggregate original par and fair value of $58,515,573 and $12,045,218, respectively)	$11,300	$11,300,000
Total Value of RBC Capital Markets, LLC (collateral value of $12,045,218)		11,300,000
Societe Generale, 0.47%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $13,000,509, collateralized by various U.S. Treasury obligations, 2.75% to 7.63% due from 11/15/22 to 11/15/42, aggregate original par and fair value of $11,922,300 and $13,260,037, respectively)	13,000	13,000,000
Total Value of Societe Generale (collateral value of $13,260,037)		13,000,000
Wells Fargo Securities LLC, 0.40%, 10/04/16 (Purchased on 9/27/16 to be repurchased at $2,000,156, collateralized by U.S. Treasury obligation, 3.00% due at 9/01/36, aggregate original par and fair value of $1,948,339 and $2,060,001, respectively)	2,000	2,000,000
Wells Fargo Securities LLC, 0.47%, 10/06/16 (Purchased on 9/29/16 to be repurchased at $1,500,137, collateralized by U.S. government sponsored agency obligation, 3.50% due at 8/01/46, aggregate original par and fair value of $1,461,895 and $1,545,001, respectively)	1,500	1,500,000
Total Value of Wells Fargo Securities LLC (collateral value of $3,605,002)		3,500,000
Total Repurchase Agreements — 51.4%		81,300,000
Total Investments (Cost — $157,818,449*) — 99.7%		157,818,449
Other Assets Less Liabilities — 0.3%		504,694

Net Assets — 100.0%		$158,323,143

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate as of period end.

(b)	Rates are discount rates or a range of discount rates at the time of purchase.

(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016

Schedule of Investments (concluded)	BlackRock Government Money Market V.I. Fund

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$157,818,449	—	$157,818,449

[1]	See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $269,950 is categorized as Level 1 within the disclosure hierarchy.

During the period ended September 30, 2016, there were no transfers between levels.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	3

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock High Yield V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Banks — 0.6%
Bank of America Corp.		29,247	$457,716
Citigroup, Inc.		9,544	450,763
JPMorgan Chase & Co.		6,661	443,556
Wells Fargo & Co.		9,173	406,180

			1,758,215
Capital Markets — 1.5%
American Capital Ltd. (a)		222,258	3,758,383
Goldman Sachs Group, Inc.		2,583	416,560
Morgan Stanley		14,815	474,969

			4,649,912
Chemicals — 0.0%
Advanced Emissions Solutions, Inc. (a)		1,644	12,363
Consumer Finance — 0.9%
Ally Financial, Inc. (a)		60,914	1,186,005
Ally Financial, Inc. (a)		51,770	1,007,952
Ally Financial, Inc.		29,273	569,945

			2,763,902
Diversified Telecommunication Services — 0.0%
Broadview Networks Holdings, Inc. (a)		13,812	17,956
Equity Real Estate Investment Trusts (REITs) — 0.0%
Ovation Acquisition I, LLC (Acquired 12/28/15, cost $1,200) (a)(b)		1,200	1,200
Hotels, Restaurants & Leisure — 0.2%
Amaya, Inc. (a)		30,619	495,944
Amaya, Inc. (a)		9,024	146,164

			642,108
Oil, Gas & Consumable Fuels — 0.1%
Denbury Resources, Inc. (a)		40,160	128,383
Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc. (a)		6,800	317,696
Total Common Stocks — 3.4%			10,291,735

Corporate Bonds		Par (000)	Value
Aerospace & Defense — 1.8%
Bombardier, Inc.:
5.50%, 9/15/18 (c)	USD	250	253,750
6.00%, 10/15/22 (c)		99	89,595
6.13%, 1/15/23 (c)		345	306,187
7.50%, 3/15/25 (c)		652	600,655
KLX, Inc., 5.88%, 12/01/22 (c)		502	519,570
TransDigm, Inc.:
7.50%, 7/15/21		205	217,300
6.00%, 7/15/22		1,558	1,643,690
6.50%, 7/15/24		666	700,965
6.38%, 6/15/26 (c)		943	973,647

			5,305,359
Air Freight & Logistics — 0.3%
CEVA Group PLC, 7.00%, 3/01/21 (c)		80	64,800

Corporate Bonds		Par (000)	Value
XPO Logistics, Inc.:
6.50%, 6/15/22 (c)	USD	271	$282,517
6.13%, 9/01/23 (c)		558	571,950

			919,267
Airlines — 0.5%
Air Medical Merger Sub Corp., 6.38%, 5/15/23 (c)		147	142,223
American Airlines Group, Inc., 5.50%, 10/01/19 (c)		30	31,237
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (c)		643	649,504
Continental Airlines Pass-Through Certificates, Series 2012-3, Class C, 6.13%, 4/29/18		365	381,425
National Air Cargo Group, Inc.:
11.88%, 5/02/18		60	60,108
11.88%, 5/08/18		62	62,246
Virgin Australia Trust, Series 2013-1C, 7.13%, 10/23/18 (c)		222	224,302

			1,551,045
Auto Components — 0.5%
Adient Global Holdings Ltd., 4.88%, 8/15/26 (c)		331	331,414
Goodyear Tire & Rubber Co.:
7.00%, 5/15/22		100	106,000
5.00%, 5/31/26		68	69,955
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.88%, 3/15/19		475	477,375
Schaeffler Verwaltung Zwei GmbH:
4.13%, 9/15/21 (c)(d)		201	203,010
4.50%, 9/15/23 (c)(d)		215	217,014
4.75%, 9/15/26 (c)(d)		200	201,000

			1,605,768
Automobiles — 0.1%
Jaguar Land Rover Automotive PLC, 5.63%, 2/01/23 (c)		150	157,125
Banks — 0.4%
Banco Espirito Santo SA:
2.63%, 5/08/17 (a)(e)	EUR	100	24,489
4.75%, 1/15/18 (a)(e)		100	24,489
4.00%, 1/21/19 (a)(e)		100	24,489
CIT Group, Inc., 5.00%, 8/01/23	USD	1,041	1,102,159

			1,175,626
Beverages — 0.0%
Constellation Brands, Inc., 6.00%, 5/01/22		100	114,875
Building Products — 1.5%
Builders FirstSource, Inc., 5.63%, 9/01/24 (c)		159	162,975
CPG Merger Sub LLC, 8.00%, 10/01/21 (c)		885	902,700
Masonite International Corp., 5.63%, 3/15/23 (c)		279	294,345
Ply Gem Industries, Inc., 6.50%, 2/01/22		1,096	1,128,880
Standard Industries, Inc.:
5.50%, 2/15/23 (c)		204	213,180
6.00%, 10/15/25 (c)		1,097	1,173,790
USG Corp.:
9.50%, 1/15/18		170	184,620

Portfolio Abbreviations
AKA	Also Known As	FKA	Formerly Known As	S&P	Standard & Poor’s
CAD	Canadian Dollar	GBP	British Pound	USD	US Dollar
EUR	Euro	PIK	Payment-in-kind

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

Corporate Bonds		Par (000)	Value
Building Products (continued)
5.88%, 11/01/21 (c)	USD	455	$476,044
5.50%, 3/01/25 (c)		111	119,047

			4,655,581
Capital Markets — 0.0%
E*TRADE Financial Corp., Series A, 0.00%, 8/31/19 (f)(g)		3	8,459
Chemicals — 1.5%
Axalta Coating Systems LLC, 4.88%, 8/15/24 (c)		253	259,167
Chemours Co.:
6.63%, 5/15/23		344	335,400
7.00%, 5/15/25		202	198,465
Huntsman International LLC, 4.88%, 11/15/20		111	115,717
INEOS Group Holdings SA, 5.63%, 8/01/24 (c)		460	451,375
Momentive Performance Materials, Inc.:
3.88%, 10/24/21		905	754,544
Escrow, 8.88%, 10/15/20 (a)(e)		334	—
Platform Specialty Products Corp.:
10.38%, 5/01/21 (c)		52	56,030
6.50%, 2/01/22 (c)		1,812	1,762,170
PQ Corp., 6.75%, 11/15/22 (c)		371	393,260
WR Grace & Co-Conn, 5.13%, 10/01/21 (c)		176	187,000

			4,513,128
Commercial Services & Supplies — 1.3%
Acosta, Inc., 7.75%, 10/01/22 (c)		516	424,410
ADT Corp.:
3.50%, 7/15/22		466	448,525
4.13%, 6/15/23		26	25,610
4.88%, 7/15/32 (c)		211	185,153
Advanced Disposal Services, Inc., 8.25%, 10/01/20		92	96,600
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (c)		226	238,995
Mobile Mini, Inc., 5.88%, 7/01/24		538	560,865
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (c)		1,051	1,145,590
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (c)		794	823,775

			3,949,523
Communications Equipment — 1.6%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29		1,868	2,066,475
CommScope Technologies Finance LLC, 6.00%, 6/15/25 (c)		262	279,357
CommScope, Inc.:
4.38%, 6/15/20 (c)		440	453,200
5.50%, 6/15/24 (c)		515	540,750
Hughes Satellite Systems Corp.:
5.25%, 8/01/26 (c)		234	231,075
6.63%, 8/01/26 (c)		176	169,840
Nokia OYJ, 6.63%, 5/15/39		373	404,705
Riverbed Technology, Inc., 8.88%, 3/01/23 (c)		638	681,863

			4,827,265
Construction & Engineering — 0.3%
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (c)		517	517,000
Engility Corp., 8.88%, 9/01/24 (c)		164	166,050
Modular Space Corp., 10.25%, 1/31/19 (a)(c)(e)		837	351,540

			1,034,590
Consumer Finance — 1.7%
Ally Financial, Inc.:
5.13%, 9/30/24		647	685,820

Corporate Bonds		Par (000)	Value
Consumer Finance (continued)
4.63%, 3/30/25	USD	320	$328,000
8.00%, 11/01/31		2,001	2,466,233
DFC Finance Corp., 12.00%, 6/16/20 (c)(d)		214	121,934
Navient Corp.:
6.63%, 7/26/21		167	168,253
5.50%, 1/25/23		640	587,200
7.25%, 9/25/23		249	249,000
6.13%, 3/25/24		113	105,231
5.88%, 10/25/24		122	111,020
5.63%, 8/01/33		100	79,500
OneMain Financial Holdings LLC:
6.75%, 12/15/19 (c)		101	106,176
7.25%, 12/15/21 (c)		123	129,304

			5,137,671
Containers & Packaging — 2.8%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
6.25%, 1/31/19 (c)		400	408,500
6.75%, 1/31/21 (c)		400	413,000
6.00%, 6/30/21 (c)		620	637,050
4.63%, 5/15/23 (c)		514	516,570
7.25%, 5/15/24 (c)		1,222	1,301,430
Ball Corp., 5.00%, 3/15/22		279	300,623
Beverage Packaging Holdings Luxembourg II SA, 5.63%, 12/15/16 (c)		26	25,938
Reynolds Group Issuer, Inc.:
5.75%, 10/15/20		673	694,031
6.88%, 2/15/21		219	227,213
8.25%, 2/15/21		1,542	1,607,535
4.13%, 7/15/21 (c)(h)		795	806,925
5.13%, 7/15/23 (c)		422	435,715
7.00%, 7/15/24 (c)		452	484,770
Sealed Air Corp.:
4.88%, 12/01/22 (c)		269	282,450
6.88%, 7/15/33 (c)		212	227,370
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc., 6.38%, 5/01/22 (c)		116	117,450

			8,486,570
Distributors — 0.1%
American Tire Distributors, Inc., 10.25%, 3/01/22 (c)		202	183,820
Diversified Consumer Services — 0.1%
Service Corp. International:
4.50%, 11/15/20		240	245,400
5.38%, 1/15/22		166	172,640

			418,040
Diversified Financial Services — 0.7%
Altice Financing SA, 7.50%, 5/15/26 (c)		447	465,439
BCD Acquisition, Inc., 9.63%, 9/15/23 (c)		85	88,825
Double Eagle Acquisition Sub, Inc., 7.50%, 10/01/24 (c)		271	275,743
FBM Finance, Inc., 8.25%, 8/15/21 (c)		125	130,625
Virgin Media Finance PLC, 5.75%, 1/15/25 (c)		400	405,000
Virgin Media Secured Finance PLC:
5.25%, 1/15/26 (c)		530	537,950
5.50%, 8/15/26 (c)		200	204,000

			2,107,582
Diversified Telecommunication Services — 4.6%
CenturyLink, Inc.:
Series S, 6.45%, 6/15/21		165	176,756
Series W, 6.75%, 12/01/23		500	520,000
Cincinnati Bell, Inc., 7.00%, 7/15/24 (c)		603	618,075

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services (continued)
Columbus International, Inc., 7.38%, 3/30/21 (c)	USD	370	$392,422
Consolidated Communications, Inc., 6.50%, 10/01/22		133	129,010
Frontier Communications Corp.:
8.88%, 9/15/20		66	71,197
6.25%, 9/15/21		266	255,693
10.50%, 9/15/22		130	137,800
7.13%, 1/15/23		170	158,525
7.63%, 4/15/24		562	525,470
6.88%, 1/15/25		889	786,765
11.00%, 9/15/25		341	355,919
Intelsat Jackson Holdings SA:
7.25%, 10/15/20		333	258,075
5.50%, 8/01/23		337	233,373
Level 3 Financing, Inc.:
5.38%, 8/15/22		513	536,085
5.63%, 2/01/23		490	508,987
5.13%, 5/01/23		636	655,080
5.38%, 1/15/24		330	343,819
5.38%, 5/01/25		777	810,023
5.25%, 3/15/26 (c)		241	248,833
SBA Communications Corp.:
5.63%, 10/01/19		278	285,820
4.88%, 9/01/24 (c)		930	936,975
Telecom Italia Capital SA:
6.38%, 11/15/33		78	79,365
6.00%, 9/30/34		1,002	992,231
7.20%, 7/18/36		140	149,100
Wind Acquisition Finance SA:
6.50%, 4/30/20 (c)		200	209,500
7.38%, 4/23/21 (c)		500	522,500
Zayo Group LLC/Zayo Capital, Inc.:
6.00%, 4/01/23		1,716	1,801,800
6.38%, 5/15/25		734	778,040
Ziggo Bond Finance BV, 5.88%, 1/15/25 (c)		400	400,000

			13,877,238
Electric Utilities — 0.0%
FPL Energy National Wind Portfolio LLC, 6.13%, 3/25/19 (c)		9	8,643
Electrical Equipment — 0.4%
Cortes NP Acquisition Corp., 9.25%, 10/15/24 (c)		317	317,000
GrafTech International Ltd., 6.38%, 11/15/20		103	78,795
Sensata Technologies BV:
5.63%, 11/01/24 (c)		202	213,363
5.00%, 10/01/25 (c)		486	496,935
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26 (c)		200	216,500

			1,322,593
Electronic Equipment, Instruments & Components — 0.6%
Anixter, Inc., 5.63%, 5/01/19		55	58,437
CDW LLC/CDW Finance Corp.:
6.00%, 8/15/22		215	228,975
5.00%, 9/01/23		774	799,155
5.50%, 12/01/24		565	603,137

			1,689,704
Energy Equipment & Services — 0.5%
Ensco PLC, 4.50%, 10/01/24		107	77,040
Noble Holding International Ltd.:
4.63%, 3/01/21		30	24,000
6.95%, 4/01/25		40	31,600

Corporate Bonds		Par (000)	Value
Energy Equipment & Services (continued)
Noble Holding U.S. Corp./Noble Drilling Services 6 LLC/Noble Drilling Holding LLC, 7.50%, 3/15/19	USD	140	$141,400
Transocean, Inc.:
3.75%, 10/15/17		139	139,695
6.00%, 3/15/18		436	438,180
7.38%, 4/15/18		35	35,525
8.13%, 12/15/21		163	155,665
5.05%, 10/15/22		285	223,369
Weatherford International LLC, 6.80%, 6/15/37		27	19,440
Weatherford International Ltd.:
7.75%, 6/15/21		93	92,070
4.50%, 4/15/22		94	79,430
6.50%, 8/01/36		77	54,670
7.00%, 3/15/38		98	72,030
5.95%, 4/15/42		75	51,375

			1,635,489
Equity Real Estate Investment Trusts (REITs) — 2.0%
Communications Sales & Leasing, Inc./CSL Capital LLC:
6.00%, 4/15/23 (c)		72	74,700
8.25%, 10/15/23		1,072	1,125,053
Corrections Corp. of America:
4.13%, 4/01/20		115	108,100
5.00%, 10/15/22		130	117,650
Equinix, Inc.:
5.38%, 4/01/23		70	73,413
5.88%, 1/15/26		295	317,125
ESH Hospitality, Inc., 5.25%, 5/01/25 (c)		642	641,197
GEO Group, Inc.:
5.88%, 1/15/22		70	63,000
5.88%, 10/15/24		220	189,200
6.00%, 4/15/26		103	87,550
GLP Capital LP/GLP Financing II, Inc., 4.38%, 11/01/18		110	114,675
Iron Mountain, Inc.:
6.00%, 10/01/20 (c)		250	263,750
6.00%, 8/15/23		70	74,725
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.:
5.63%, 5/01/24 (c)		2,170	2,353,799
4.50%, 9/01/26 (c)		286	286,000
VEREIT Operating Partnership LP, 4.13%, 6/01/21		81	83,633

			5,973,570
Food & Staples Retailing — 1.1%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC:
6.63%, 6/15/24 (c)		239	248,560
5.75%, 3/15/25 (c)		340	339,150
Rite Aid Corp.:
9.25%, 3/15/20		90	94,950
6.75%, 6/15/21		559	590,444
6.13%, 4/01/23 (c)		1,672	1,804,372
7.70%, 2/15/27		288	368,640

			3,446,116
Food Products — 1.2%
Dean Foods Co., 6.50%, 3/15/23 (c)		73	77,855
FAGE International SA/FAGE USA Dairy Industry, Inc., 5.63%, 8/15/26 (c)		200	206,000
JBS USA LUX SA/JBS USA Finance, Inc.: 7.25%, 6/01/21 (c)		110	113,713

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	3

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

Corporate Bonds		Par (000)	Value
Food Products (continued)
5.88%, 7/15/24 (c)	USD	87	$86,565
5.75%, 6/15/25 (c)		436	428,370
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.88%, 1/15/24 (c)		55	58,713
Post Holdings, Inc.:
6.75%, 12/01/21 (c)		332	355,655
7.75%, 3/15/24 (c)		534	598,080
8.00%, 7/15/25 (c)		671	767,876
5.00%, 8/15/26 (c)		417	414,915
Smithfield Foods, Inc.:
5.88%, 8/01/21 (c)		52	54,340
6.63%, 8/15/22		220	232,650
TreeHouse Foods, Inc., 6.00%, 2/15/24 (c)		121	130,226
WhiteWave Foods Co., 5.38%, 10/01/22		143	162,484

			3,687,442
Health Care Equipment & Supplies — 0.8%
Alere, Inc.:
6.50%, 6/15/20		318	318,000
6.38%, 7/01/23 (c)		335	341,700
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (c)		981	909,877
Hologic, Inc., 5.25%, 7/15/22 (c)		703	746,059
Teleflex, Inc., 4.88%, 6/01/26		98	101,430

			2,417,066
Health Care Providers & Services — 5.4%
Acadia Healthcare Co., Inc.:
5.13%, 7/01/22		37	36,630
5.63%, 2/15/23		524	531,860
6.50%, 3/01/24		57	59,707
Amsurg Corp., 5.63%, 7/15/22		1,259	1,287,327
Centene Corp.:
5.63%, 2/15/21		330	349,800
4.75%, 5/15/22		538	555,485
6.13%, 2/15/24		73	79,205
CHS/Community Health Systems, Inc.:
8.00%, 11/15/19		224	219,520
6.88%, 2/01/22		423	363,780
DaVita, Inc.:
5.13%, 7/15/24		714	728,280
5.00%, 5/01/25		61	61,229
Envision Healthcare Corp., 5.13%, 7/01/22 (c)		584	581,080
Fresenius Medical Care U.S. Finance II, Inc.:
5.88%, 1/31/22 (c)		160	181,200
4.75%, 10/15/24 (c)		169	177,450
Fresenius U.S. Finance II, Inc., 4.50%, 1/15/23 (c)		127	132,397
HCA, Inc.:
6.50%, 2/15/20		294	325,605
7.50%, 2/15/22		149	170,977
5.88%, 3/15/22		560	617,400
4.75%, 5/01/23		130	135,525
5.00%, 3/15/24		1,163	1,226,965
5.38%, 2/01/25		1,132	1,168,790
5.25%, 4/15/25		395	421,169
5.25%, 6/15/26		634	673,625
4.50%, 2/15/27		472	474,950
Series 1, 5.88%, 5/01/23		473	503,745
HealthSouth Corp.:
5.13%, 3/15/23		170	169,575
5.75%, 11/01/24		1,255	1,299,703
5.75%, 9/15/25		75	78,187
MEDNAX, Inc., 5.25%, 12/01/23 (c)		346	363,733
MPH Acquisition Holdings LLC, 7.13%, 6/01/24 (c)		451	484,825

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (continued)
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/01/23 (c)	USD	326	$336,595
Surgery Center Holdings, Inc., 8.88%, 4/15/21 (c)		71	75,793
Surgical Care Affiliates, Inc., 6.00%, 4/01/23 (c)		89	93,450
Tenet Healthcare Corp.:
6.25%, 11/01/18		69	73,657
6.75%, 2/01/20		85	83,513
6.00%, 10/01/20		172	181,890
4.50%, 4/01/21		54	54,337
4.38%, 10/01/21		184	183,080
8.13%, 4/01/22		737	737,000
6.75%, 6/15/23		1,068	993,240
WellCare Health Plans, Inc., 5.75%, 11/15/20		120	123,900

			16,396,179
Hotels, Restaurants & Leisure — 2.8%
Aramark Services, Inc.:
5.13%, 1/15/24		426	443,040
5.13%, 1/15/24 (c)		141	146,640
BC ULC/New Red Finance, Inc., 6.00%, 4/01/22 (c)		975	1,021,313
Boyd Gaming Corp., 6.88%, 5/15/23		238	257,635
Caesars Entertainment Resort Properties LLC, 8.00%, 10/01/20		1,206	1,246,703
Hilton Domestic Operating Co., Inc., 4.25%, 9/01/24 (c)		138	140,760
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC:
5.00%, 6/01/24 (c)		35	36,575
5.25%, 6/01/26 (c)		67	70,853
MGM Resorts International:
5.25%, 3/31/20		150	159,750
6.75%, 10/01/20		581	650,720
6.63%, 12/15/21		914	1,028,250
6.00%, 3/15/23		100	108,500
4.63%, 9/01/26		249	242,775
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (c)		41	41,717
Scientific Games International, Inc.:
7.00%, 1/01/22 (c)		237	250,627
10.00%, 12/01/22		536	494,460
Six Flags Entertainment Corp., 4.88%, 7/31/24 (c)		391	394,910
Station Casinos LLC, 7.50%, 3/01/21		925	978,299
Sterling Entertainment Enterprises LLC, 9.75%, 12/25/19 (c)		475	470,250
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 3/01/25 (c)		43	43,537
Yum! Brands, Inc.:
3.75%, 11/01/21		67	68,005
3.88%, 11/01/23		30	29,550

			8,324,869
Household Durables — 1.4%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21		109	113,769
Beazer Homes USA, Inc., 6.63%, 4/15/18		111	112,998
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (c)		20	20,700
CalAtlantic Group, Inc.:
6.63%, 5/01/20		255	285,281
8.38%, 1/15/21		473	561,687
5.88%, 11/15/24		215	230,050
5.25%, 6/01/26		35	35,021
DR Horton, Inc., 4.75%, 2/15/23		115	124,775

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

Corporate Bonds		Par (000)	Value
Household Durables (continued)
Lennar Corp.:
4.75%, 4/01/21	USD	307	$326,955
4.75%, 11/15/22		464	479,080
4.88%, 12/15/23		140	143,500
Meritage Homes Corp., 7.15%, 4/15/20		70	77,875
PulteGroup, Inc.:
5.50%, 3/01/26		273	286,650
6.38%, 5/15/33		250	260,417
6.00%, 2/15/35		284	286,840
Serta Simmons Bedding LLC, 8.13%, 10/01/20 (c)		121	126,445
Tempur Sealy International, Inc., 5.50%, 6/15/26 (c)		76	78,280
TRI Pointe Group, Inc.:
4.38%, 6/15/19		165	169,744
4.88%, 7/01/21		195	199,875
5.88%, 6/15/24		90	93,600
Woodside Homes Co. LLC/Woodside Homes Finance, Inc., 6.75%, 12/15/21 (c)		190	184,063

			4,197,605
Household Products — 0.3%
Spectrum Brands, Inc.:
6.38%, 11/15/20		75	77,745
6.63%, 11/15/22		460	496,800
6.13%, 12/15/24		245	265,293
5.75%, 7/15/25		157	169,560

			1,009,398
Independent Power and Renewable Electricity Producers — 1.2%
AES Corp.:
7.38%, 7/01/21		50	57,375
4.88%, 5/15/23		98	99,470
5.50%, 3/15/24		171	177,946
Calpine Corp.:
6.00%, 1/15/22 (c)		106	111,035
5.88%, 1/15/24 (c)		506	534,463
Dynegy, Inc.:
6.75%, 11/01/19		615	630,375
7.38%, 11/01/22		444	438,450
7.63%, 11/01/24		190	186,580
NRG Energy, Inc.:
7.88%, 5/15/21		101	105,545
6.63%, 3/15/23		40	40,400
6.25%, 5/01/24		60	60,900
7.25%, 5/15/26 (c)		212	215,710
6.63%, 1/15/27 (c)		749	734,020
NRG Yield Operating LLC, 5.38%, 8/15/24		95	97,613

			3,489,882
Insurance — 1.0%
HUB International Ltd.:
9.25%, 2/15/21 (c)		273	284,057
7.88%, 10/01/21 (c)		585	596,700
Radian Group, Inc., 5.25%, 6/15/20		271	286,583
Solera LLC/Solera Finance, Inc., 10.50%, 3/01/24 (c)		1,150	1,282,250
Wayne Merger Sub LLC, 8.25%, 8/01/23 (c)		651	661,579

			3,111,169
Internet & Direct Marketing Retail — 0.3%
Netflix, Inc.:
5.50%, 2/15/22		446	480,007
5.75%, 3/01/24		30	32,250
5.88%, 2/15/25		245	264,600

			776,857

Corporate Bonds		Par (000)	Value
Internet Software & Services — 0.0%
IAC/InterActiveCorp., 4.88%, 11/30/18	USD	95	$97,256
IT Services — 2.3%
Alliance Data Systems Corp., 5.38%, 8/01/22 (c)		320	312,000
APX Group, Inc.:
6.38%, 12/01/19		338	344,337
8.75%, 12/01/20		116	113,680
7.88%, 12/01/22 (c)		140	146,650
First Data Corp.:
5.38%, 8/15/23 (c)		87	89,610
7.00%, 12/01/23 (c)		3,076	3,252,870
5.75%, 1/15/24 (c)		1,481	1,521,727
Sabre GLBL, Inc.:
5.38%, 4/15/23 (c)		135	138,713
5.25%, 11/15/23 (c)		330	335,775
WEX, Inc., 4.75%, 2/01/23 (c)		700	690,375

			6,945,737
Life Sciences Tools & Services — 1.0%
Crimson Merger Sub, Inc., 6.63%, 5/15/22 (c)		1,073	946,923
DPx Holdings BV, 7.50%, 2/01/22 (c)		275	290,813
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 8/01/23 (c)		1,706	1,774,240
Sterigenics-Nordion Holdings LLC, 6.50%, 5/15/23 (c)		70	72,800

			3,084,776
Machinery — 1.0%
Accudyne Industries Borrower/Accudyne Industries LLC, 7.75%, 12/15/20 (c)		760	602,300
Allison Transmission, Inc., 5.00%, 10/01/24 (c)		194	198,850
Gardner Denver, Inc., 6.88%, 8/15/21 (c)		145	135,937
Gates Global LLC/Gates Global Co., 6.00%, 7/15/22 (c)		496	471,200
Schaeffler Holding Finance BV:
6.25% (6.25% Cash or 6.75% PIK), 11/15/19 (c)(d)		482	499,473
6.75% (6.75% Cash or 7.25% PIK), 11/15/22 (c)(d)		478	546,284
SPX FLOW, Inc.:
5.63%, 8/15/24 (c)		332	336,980
5.88%, 8/15/26 (c)		158	159,777

			2,950,801
Media — 10.6%
Altice Luxembourg SA, 7.75%, 5/15/22 (c)		395	421,663
Altice U.S. Finance I Corp.:
5.38%, 7/15/23 (c)		1,131	1,169,171
5.50%, 5/15/26 (c)		454	466,485
Altice U.S. Finance II Corp., 7.75%, 7/15/25 (c)		984	1,062,720
AMC Networks, Inc.:
4.75%, 12/15/22		350	354,375
5.00%, 4/01/24		517	520,231
Cablevision Systems Corp.:
8.63%, 9/15/17		115	120,463
7.75%, 4/15/18		492	520,290
8.00%, 4/15/20		125	130,937
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 9/30/22		610	637,450
5.13%, 5/01/23 (c)		766	799,513
5.88%, 4/01/24 (c)		339	361,679
5.75%, 2/15/26 (c)		439	465,340
5.50%, 5/01/26 (c)		303	315,877
5.88%, 5/01/27 (c)		1,063	1,132,095
Cengage Learning Acquisitions, Inc., 0.00%, 4/15/20 (a)(e)(g)		230	—

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	5

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

Corporate Bonds		Par (000)	Value
Media (continued)
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
6.38%, 9/15/20 (c)	USD	168	$173,040
5.13%, 12/15/21 (c)		532	530,675
5.13%, 12/15/21 (c)		267	267,000
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 7/23/25 (c)		10	11,031
Clear Channel International BV, 8.75%, 12/15/20 (c)		856	915,920
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.50%, 11/15/22		844	850,330
Series B, 7.63%, 3/15/20		779	772,184
Series B, 6.50%, 11/15/22		2,165	2,254,306
CSC Holdings LLC:
10.13%, 1/15/23 (c)		1,690	1,947,725
5.25%, 6/01/24		939	892,050
6.63%, 10/15/25 (c)		396	429,660
10.88%, 10/15/25 (c)		520	608,400
DISH DBS Corp.:
5.13%, 5/01/20		475	492,813
6.75%, 6/01/21		492	531,360
5.88%, 7/15/22		104	106,884
5.00%, 3/15/23		220	213,950
5.88%, 11/15/24		196	193,550
7.75%, 7/01/26 (c)		833	885,063
DISH Network Corp., 3.38%, 8/15/26 (c)(f)		297	325,215
iHeartCommunications, Inc.:
9.00%, 12/15/19		179	141,634
9.00%, 3/01/21		321	239,145
9.00%, 9/15/22		345	250,987
10.63%, 3/15/23		820	610,900
Live Nation Entertainment, Inc., 5.38%, 6/15/22 (c)		47	48,527
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.88%, 5/15/24 (c)		95	102,600
MDC Partners, Inc., 6.50%, 5/01/24 (c)		480	444,000
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (c)		125	130,937
National CineMedia LLC, 5.75%, 8/15/26 (c)		96	99,600
Nexstar Escrow Corp., 5.63%, 8/01/24 (c)		301	301,753
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (c)		417	430,553
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.63%, 2/15/24		37	38,480
5.88%, 3/15/25		285	299,250
Radio One, Inc., 7.38%, 4/15/22 (c)		60	60,300
RCN Telecom Services LLC/RCN Capital Corp., 8.50%, 8/15/20 (c)		305	325,206
Regal Entertainment Group, 5.75%, 2/01/25		48	48,360
SFR Group SA:
6.00%, 5/15/22 (c)		705	719,100
7.38%, 5/01/26 (c)		2,604	2,661,783
Sirius XM Radio, Inc.:
4.63%, 5/15/23 (c)		475	475,000
5.38%, 4/15/25 (c)		435	449,137
TEGNA, Inc.:
4.88%, 9/15/21 (c)		70	72,800
5.50%, 9/15/24 (c)		115	118,737
Townsquare Media, Inc., 6.50%, 4/01/23 (c)		48	48,720
Tribune Media Co., 5.88%, 7/15/22		695	703,253

Corporate Bonds		Par (000)	Value
Media (continued)
Univision Communications, Inc.:
8.50%, 5/15/21 (c)	USD	208	$215,280
6.75%, 9/15/22 (c)		260	275,925
5.13%, 5/15/23 (c)		1,130	1,144,125
5.13%, 2/15/25 (c)		691	695,319

			32,030,856
Metals & Mining — 5.5%
Alcoa Nederland Holding BV, 6.75%, 9/30/24 (c)		200	207,750
Alcoa, Inc.:
6.15%, 8/15/20		535	589,837
5.13%, 10/01/24		252	268,065
5.90%, 2/01/27		14	14,980
5.95%, 2/01/37		18	18,099
Anglo American Capital PLC:
3.63%, 5/14/20 (c)		200	200,000
4.45%, 9/27/20 (c)		206	209,605
4.13%, 4/15/21 (c)		200	200,500
4.13%, 9/27/22 (c)		200	198,000
ArcelorMittal:
7.25%, 2/25/22		22	24,970
6.13%, 6/01/25		280	305,200
8.00%, 10/15/39		64	69,120
7.75%, 3/01/41		427	445,147
Constellium NV:
8.00%, 1/15/23 (c)		610	614,575
5.75%, 5/15/24 (c)		755	698,375
First Quantum Minerals Ltd.:
7.00%, 2/15/21 (c)		58	51,910
7.25%, 5/15/22 (c)		187	165,495
Freeport-McMoRan, Inc.:
2.30%, 11/14/17		224	222,880
2.38%, 3/15/18		1,922	1,893,170
3.10%, 3/15/20		395	378,213
4.00%, 11/14/21		240	227,100
3.55%, 3/01/22		861	783,510
3.88%, 3/15/23		1,375	1,233,953
4.55%, 11/14/24		67	60,719
5.40%, 11/14/34		130	107,900
5.45%, 3/15/43		803	644,407
Joseph T Ryerson & Son, Inc., 11.00%, 5/15/22 (c)		177	194,700
Kaiser Aluminum Corp., 5.88%, 5/15/24		81	84,645
Novelis Corp.:
6.25%, 8/15/24 (c)		1,027	1,089,904
5.88%, 9/30/26 (c)		930	952,087
Steel Dynamics, Inc.:
5.13%, 10/01/21		445	462,244
6.38%, 8/15/22		260	273,650
5.25%, 4/15/23		353	366,237
5.50%, 10/01/24		57	59,707
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.38%, 2/01/20 (c)		123	115,005
Teck Resources Ltd.:
3.00%, 3/01/19		207	203,895
4.75%, 1/15/22		80	78,400
3.75%, 2/01/23		530	485,613
8.50%, 6/01/24 (c)		413	472,885
6.13%, 10/01/35		58	54,520
6.00%, 8/15/40		607	559,957
6.25%, 7/15/41		288	275,760
5.20%, 3/01/42		348	297,540
United States Steel Corp., 8.38%, 7/01/21 (c)		333	364,219

6	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

Corporate Bonds		Par (000)	Value
Metals & Mining (continued)
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (c)	USD	354	$361,080

			16,585,528
Multiline Retail — 0.9%
Dollar Tree, Inc.:
5.25%, 3/01/20		24	24,900
5.75%, 3/01/23		2,039	2,194,474
Family Dollar Stores, Inc., 5.00%, 2/01/21		263	283,383
JC Penney Corp., Inc.:
6.38%, 10/15/36		88	75,680
7.40%, 4/01/37		75	69,375

			2,647,812
Oil, Gas & Consumable Fuels — 12.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 9/15/24 (c)		60	60,750
Antero Resources Corp., 5.63%, 6/01/23		40	40,750
California Resources Corp., 8.00%, 12/15/22 (c)		594	395,010
Callon Petroleum Co., 6.13%, 10/01/24 (c)		88	91,080
Carrizo Oil & Gas, Inc.:
7.50%, 9/15/20		101	104,535
6.25%, 4/15/23		911	901,890
Cenovus Energy, Inc.:
5.70%, 10/15/19		40	42,937
5.20%, 9/15/43		20	17,959
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24 (c)		658	710,640
Chesapeake Energy Corp.:
6.50%, 8/15/17		45	45,675
3.93%, 4/15/19 (h)		519	485,265
6.63%, 8/15/20		169	159,071
6.88%, 11/15/20		175	163,625
8.00%, 12/15/22 (c)		55	55,756
5.50%, 9/15/26 (c)		295	295,000
Concho Resources, Inc., 6.50%, 1/15/22		26	26,975
CONSOL Energy, Inc.:
5.88%, 4/15/22		2,464	2,266,880
8.00%, 4/01/23		29	28,130
Continental Resources, Inc.:
5.00%, 9/15/22		452	450,870
4.50%, 4/15/23		250	240,000
3.80%, 6/01/24		508	464,820
4.90%, 6/01/44		198	166,320
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.00%, 12/15/20		35	35,263
6.13%, 3/01/22		185	186,850
6.25%, 4/01/23		200	202,500
CrownRock LP/CrownRock Finance, Inc.:
7.13%, 4/15/21 (c)		375	391,875
7.75%, 2/15/23 (c)		100	107,250
DCP Midstream LLC:
4.75%, 9/30/21 (c)		150	151,500
6.45%, 11/03/36 (c)		157	152,683
6.75%, 9/15/37 (c)		262	258,725
Denbury Resources, Inc., 9.00%, 5/15/21 (c)		578	605,455
Diamondback Energy, Inc., 7.63%, 10/01/21		409	433,540
Encana Corp.:
3.90%, 11/15/21		135	135,267
6.50%, 2/01/38		116	120,213
5.15%, 11/15/41		188	168,518
Energy Transfer Equity LP:
7.50%, 10/15/20		91	99,873

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
5.88%, 1/15/24	USD	483	$501,113
5.50%, 6/01/27		410	407,950
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp., 7.88%, 7/15/21 (c)		607	631,280
Genesis Energy LP/Genesis Energy Finance Corp.:
5.75%, 2/15/21		57	57,000
6.75%, 8/01/22		220	226,684
6.00%, 5/15/23		51	50,617
5.63%, 6/15/24		85	83,300
Great Western Petroleum LLC/Great Western Finance, Inc., 9.00%, 9/30/21 (c)		236	236,590
Gulfport Energy Corp.:
7.75%, 11/01/20		379	393,686
6.63%, 5/01/23		144	147,600
Halcon Resources Corp., 8.63%, 2/01/20 (c)		150	150,750
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.63%, 4/15/21 (c)		45	46,237
5.00%, 12/01/24 (c)		215	205,863
Matador Resources Co., 6.88%, 4/15/23		400	414,000
MEG Energy Corp.:
6.50%, 3/15/21 (c)		501	408,941
6.38%, 1/30/23 (c)		247	195,439
7.00%, 3/31/24 (c)		1,062	838,980
Memorial Production Partners LP/Memorial Production Finance Corp., 6.88%, 8/01/22		113	54,523
Murphy Oil Corp., 6.88%, 8/15/24		287	296,672
NGPL PipeCo LLC:
7.12%, 12/15/17 (c)		2,197	2,295,865
9.63%, 6/01/19 (c)		92	96,715
7.77%, 12/15/37 (c)		125	135,625
Oasis Petroleum, Inc.:
6.50%, 11/01/21		384	366,720
6.88%, 3/15/22		574	549,605
6.88%, 1/15/23		180	171,900
ONEOK, Inc.:
4.25%, 2/01/22		70	68,600
7.50%, 9/01/23		350	392,000
Parsley Energy LLC/Parsley Finance Corp.:
7.50%, 2/15/22 (c)		668	709,750
6.25%, 6/01/24 (c)		190	196,175
PDC Energy, Inc., 7.75%, 10/15/22		419	447,283
QEP Resources, Inc.:
6.88%, 3/01/21		153	159,503
5.38%, 10/01/22		868	861,490
5.25%, 5/01/23		196	193,060
Range Resources Corp.:
5.75%, 6/01/21 (c)		25	25,313
5.88%, 7/01/22 (c)		496	500,960
5.00%, 8/15/22 (c)		37	36,815
5.00%, 3/15/23 (c)		280	273,700
Rockies Express Pipeline LLC:
5.63%, 4/15/20 (c)		405	427,275
6.88%, 4/15/40 (c)		534	550,020
RSP Permian, Inc., 6.63%, 10/01/22		469	491,277
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21		145	153,156
6.25%, 3/15/22		450	491,625
5.63%, 4/15/23		892	952,210
5.75%, 5/15/24		2,062	2,219,227
5.63%, 3/01/25		279	299,925
5.88%, 6/30/26 (c)		131	142,381
5.00%, 3/15/27 (c)		146	149,650
Sabine Pass LNG LP, 6.50%, 11/01/20		313	323,955

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	7

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Sanchez Energy Corp.:
7.75%, 6/15/21	USD	68	$59,840
6.13%, 1/15/23		1,108	889,170
Seven Generations Energy Ltd.:
8.25%, 5/15/20 (c)		170	180,837
6.75%, 5/01/23 (c)		145	150,437
6.88%, 6/30/23 (c)		845	878,800
SM Energy Co.:
6.13%, 11/15/22		299	299,000
6.50%, 1/01/23		15	15,150
5.00%, 1/15/24		350	329,000
6.75%, 9/15/26		155	156,550
Southern Star Central Corp., 5.13%, 7/15/22 (c)		162	163,215
Southwestern Energy Co.:
7.50%, 2/01/18		38	39,805
5.80%, 1/23/20		330	329,175
4.10%, 3/15/22		412	373,890
6.70%, 1/23/25		75	75,000
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.50%, 9/15/24 (c)		450	453,375
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.88%, 2/01/21		73	75,373
6.38%, 8/01/22		440	455,400
5.25%, 5/01/23		15	15,187
6.75%, 3/15/24		73	78,110
5.13%, 2/01/25 (c)		87	87,109
5.38%, 2/01/27 (c)		52	52,325
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.13%, 10/15/21		41	42,845
6.25%, 10/15/22		272	290,360
6.38%, 5/01/24		108	115,830
TransCanada Trust, 5.88%, 8/15/76 (h)		205	216,890
Whiting Petroleum Corp.:
1.25%, 6/05/20 (f)		590	565,978
5.75%, 3/15/21		3	2,805
Series C-1, 5.75%, 3/15/21 (f)		533	546,120
Series D-1, 6.25%, 4/01/23 (f)		228	230,933
Williams Cos., Inc.:
3.70%, 1/15/23		53	51,410
4.55%, 6/24/24		252	256,927
5.75%, 6/24/44		739	761,170
WPX Energy, Inc.:
5.25%, 1/15/17		50	50,375
7.50%, 8/01/20		70	74,025
6.00%, 1/15/22		501	500,061
8.25%, 8/01/23		175	188,125
5.25%, 9/15/24		275	259,187

			38,602,244
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp., 4.88%, 9/15/24 (c)		100	100,000
Norbord, Inc., 6.25%, 4/15/23 (c)		117	124,313
PH Glatfelter Co., 5.38%, 10/15/20		34	34,340
Unifrax I LLC/Unifrax Holding Co., 7.50%, 2/15/19 (c)		417	389,895

			648,548
Personal Products — 0.2%
NBTY, Inc., 7.63%, 5/15/21 (c)		616	629,749
Pharmaceuticals — 1.7%
Capsugel SA, 7.00% (7.00% Cash or 7.75% PIK), 5/15/19 (c)(d)		69	69,173
Concordia International Corp., 7.00%, 4/15/23 (c)		60	38,550

Corporate Bonds		Par (000)	Value
Pharmaceuticals (continued)
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/22 (c)	USD	211	$202,560
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.:
6.00%, 7/15/23 (c)		290	263,900
6.00%, 2/01/25 (c)		367	324,336
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.88%, 4/15/20 (c)		125	127,500
5.75%, 8/01/22 (c)		145	143,006
5.63%, 10/15/23 (c)		103	98,623
5.50%, 4/15/25 (c)		80	76,000
Prestige Brands, Inc., 6.38%, 3/01/24 (c)		144	153,000
Valeant Pharmaceuticals International, Inc.:
6.75%, 8/15/18 (c)		40	40,200
5.38%, 3/15/20 (c)		861	796,425
7.00%, 10/01/20 (c)		164	159,080
6.38%, 10/15/20 (c)		685	642,187
7.50%, 7/15/21 (c)		1,200	1,161,720
5.63%, 12/01/21 (c)		50	44,625
7.25%, 7/15/22 (c)		55	51,013
5.50%, 3/01/23 (c)		48	41,040
5.88%, 5/15/23 (c)		547	471,787
6.13%, 4/15/25 (c)		295	254,069

			5,158,794
Real Estate Management & Development — 0.6%
Crescent Resources LLC/Crescent Ventures, Inc., 10.25%, 8/15/17 (c)		57	57,285
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.50%, 4/15/19 (c)		127	132,239
5.25%, 12/01/21 (c)		369	388,256
4.88%, 6/01/23 (c)		1,337	1,358,726
Tropicana Entertainment LLC/Tropicana Finance Corp., 9.63%, 12/15/14 (a)(e)		95	—

			1,936,506
Road & Rail — 1.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.13%, 6/01/22 (c)		650	652,031
5.50%, 4/01/23		20	20,175
6.38%, 4/01/24 (c)		165	168,300
5.25%, 3/15/25 (c)		670	643,200
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (c)		305	312,625
Hertz Corp.:
7.38%, 1/15/21		195	202,556
5.50%, 10/15/24 (c)		749	746,191
Jack Cooper Enterprises, Inc., 10.50% (10.50% Cash or 11.25% PIK), 3/15/19 (c)(d)		490	127,377
Watco Cos. LLC/Watco Finance Corp., 6.38%, 4/01/23 (c)		99	99,990

			2,972,445
Semiconductors & Semiconductor Equipment — 0.7%
Advanced Micro Devices, Inc., 7.50%, 8/15/22		83	85,179
Micron Technology, Inc.:
5.25%, 8/01/23 (c)		334	329,825
5.63%, 1/15/26 (c)		271	259,483
Microsemi Corp., 9.13%, 4/15/23 (c)		40	45,600
NXP BV/NXP Funding LLC:
4.13%, 6/15/20 (c)		245	260,006
4.63%, 6/15/22 (c)		430	464,400
3.88%, 9/01/22 (c)		200	209,500
4.63%, 6/01/23 (c)		295	322,656
Versum Materials, Inc., 5.50%, 9/30/24 (c)		193	198,307

			2,174,956

8	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

Corporate Bonds		Par (000)	Value
Software — 1.2%
BMC Software Finance, Inc., 8.13%, 7/15/21 (c)	USD	352	$319,440
Infinity Acquisition LLC/Infinity Acquisition Finance Corp., 7.25%, 8/01/22 (c)		46	40,020
Infor Software Parent LLC/Infor Software Parent, Inc., 7.13% (7.13% Cash or 7.88% PIK), 5/01/21 (c)(d)		372	360,840
Infor U.S., Inc., 6.50%, 5/15/22		1,262	1,277,775
Informatica LLC, 7.13%, 7/15/23 (c)		364	340,340
Nuance Communications, Inc.:
5.38%, 8/15/20 (c)		75	76,875
6.00%, 7/01/24 (c)		140	145,950
PTC, Inc., 6.00%, 5/15/24		111	118,493
Sophia LP, 9.00%, 9/30/23 (c)		110	115,500
SS&C Technologies Holdings, Inc., 5.88%, 7/15/23		675	710,437

			3,505,670
Specialty Retail — 1.0%
Asbury Automotive Group, Inc., 6.00%, 12/15/24		687	707,610
CST Brands, Inc., 5.00%, 5/01/23		59	62,024
L Brands, Inc.:
6.88%, 11/01/35		390	425,100
6.75%, 7/01/36		105	112,940
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (c)		778	649,630
Penske Automotive Group, Inc.:
5.75%, 10/01/22		523	542,613
5.38%, 12/01/24		98	98,490
5.50%, 5/15/26		194	193,515
Sally Holdings LLC/Sally Capital, Inc., 5.75%, 6/01/22		80	83,400

			2,875,322
Technology Hardware, Storage & Peripherals — 0.4%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 7.13%, 6/15/24 (c)		481	529,027
Western Digital Corp.:
7.38%, 4/01/23 (c)		469	515,900
10.50%, 4/01/24 (c)		164	190,240

			1,235,167
Textiles, Apparel & Luxury Goods — 0.1%
Hanesbrands, Inc.:
4.63%, 5/15/24 (c)		55	56,444
4.88%, 5/15/26 (c)		145	148,263
Springs Industries, Inc., 6.25%, 6/01/21		53	54,855

			259,562
Thrifts & Mortgage Finance — 0.3%
Jefferies Finance LLC/JFIN Co-Issuer Corp.:
7.38%, 4/01/20 (c)		200	195,000
6.88%, 4/15/22 (c)		451	419,430
MGIC Investment Corp., 5.75%, 8/15/23		175	182,000

			796,430
Trading Companies & Distributors — 2.3%
Aircastle Ltd.:
6.25%, 12/01/19		125	136,875
7.63%, 4/15/20		12	13,665
5.50%, 2/15/22		362	390,055
5.00%, 4/01/23		126	131,985
American Builders & Contractors Supply Co., Inc., 5.75%, 12/15/23 (c)		475	494,000
Beacon Roofing Supply, Inc., 6.38%, 10/01/23		232	250,560
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (c)		887	773,907

Corporate Bonds		Par (000)	Value
Trading Companies & Distributors (continued)
HD Supply, Inc.:
7.50%, 7/15/20	USD	1,009	$1,047,947
5.25%, 12/15/21 (c)		1,442	1,524,915
5.75%, 4/15/24 (c)		1,186	1,245,300
Herc Rentals, Inc.:
7.50%, 6/01/22 (c)		98	101,430
7.75%, 6/01/24 (c)		169	173,647
United Rentals North America, Inc.:
7.63%, 4/15/22		65	69,225
4.63%, 7/15/23		110	112,750
5.50%, 7/15/25		243	247,860
5.88%, 9/15/26		278	286,340

			7,000,461
Wireless Telecommunication Services — 3.4%
Digicel Ltd., 6.00%, 4/15/21 (c)		1,015	896,651
Sprint Capital Corp.:
6.90%, 5/01/19		375	386,719
6.88%, 11/15/28		924	867,405
8.75%, 3/15/32		53	54,060
Sprint Communications, Inc.:
9.00%, 11/15/18 (c)		2,019	2,228,471
7.00%, 8/15/20		130	130,650
Sprint Corp.:
7.25%, 9/15/21		622	624,333
7.88%, 9/15/23		1,073	1,079,706
7.13%, 6/15/24		1,044	1,017,900
7.63%, 2/15/25		530	524,700
T-Mobile USA, Inc.:
6.25%, 4/01/21		140	146,913
6.63%, 4/28/21		137	144,193
6.13%, 1/15/22		38	40,375
6.73%, 4/28/22		741	778,050
6.00%, 3/01/23		605	646,328
6.38%, 3/01/25		207	225,113
6.50%, 1/15/26		537	594,056

			10,385,623
Total Corporate Bonds — 85.9%			260,039,357

Floating Rate Loan Interests (h)		Par (000)	Value
Air Freight & Logistics — 0.1%
Ceva Group PLC (FKA Louis No.1 PLC/TNT Logistics), Pre-Funded L/C Loan, 6.50%, 3/19/21		129	103,530
Ceva Intercompany BV, Dutch BV Term Loan, 6.50%, 3/19/21		133	106,454
Ceva Logistics Canada ULC (FKA TNT Canada ULC), Canadian Term Loan, 6.50%, 3/19/21		23	18,337
Ceva Logistics U.S. Holdings, Inc. (FKA Louis U.S. Holdco, Inc.), U.S. Term Loan, 6.50%, 3/19/21		184	146,938

			375,259
Airlines — 0.1%
Air Medical Group Holdings, Inc., Initial Term Loan, 4.25%, 4/28/22		168	166,144
Chemicals — 0.2%
Ascend Performance Materials Operations LLC, Term B Loan, 6.50%, 8/12/22		515	506,811
Chemours Co., Tranche B Term Loan, 3.75%, 5/12/22		25	24,670

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	9

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

Floating Rate Loan Interests (h)		Par (000)	Value
Chemicals (continued)
MacDermid, Inc. (Platform Specialty Products Corp.), Tranche B-3 Term Loan, 5.50%, 6/07/20	USD	141	$141,107

			672,588
Commercial Services & Supplies — 0.1%
Laureate Education, Inc., Series 2021 Extended Term Loan, 8.16%, 3/17/21		240	238,939
Construction & Engineering — 0.1%
Brand Energy & Infrastructure Services, Inc. (FKA FR Brand Acquisition Corp.), Initial Term Loan, 4.75%, 11/26/20		247	243,503
Containers & Packaging — 0.1%
BWay Intermediate Co., Inc., Initial Term Loan, 5.50% - 7.00%, 8/14/20		183	183,637
Diversified Financial Services — 0.1%
Camelot Finance LP (Camelot Cayman LP) (AKA Thomson Reuters Intellectual Property & Science), Initial Term Loan, 3.75%, 9/15/23		322	322,241
Diversified Telecommunication Services — 1.0%
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19		965	916,650
Ligado Networks LLC (FKA New LightSquared LLC), Junior Loan, 13.50%, 12/07/20 (a)(e)		447	288,274
New LightSquared LLC, Loan, 9.75%, 6/15/20 (a)(e)		1,913	1,735,981

			2,940,905
Electric Utilities — 0.3%
Energy Future Intermediate Holding Co. LLC (EFIH Finance, Inc.), Term Loan, 4.25%, 12/19/16		207	208,449
Texas Competitive Electric Holdings Co. LLC (TXU):
Term C Loan, 5.00%, 10/31/17		124	124,872
Term Loan, 5.00%, 10/31/17		569	572,675

			905,996
Electrical Equipment — 0.3%
Cortes NP Acquisition Corp., 9/29/23		805	784,875
Energy Equipment & Services — 0.1%
Weatherford International Ltd., Loan, 1.96%, 7/13/20		387	367,669
Food Products — 0.1%
Chobani LLC, Term B Loan (First Lien), 5.25%, 9/29/23		338	336,310
Health Care Equipment & Supplies — 0.2%
Alere, Inc. (FKA IM U.S. Holdings LLC), B Term Loan, 4.25%, 6/20/22		300	297,723
DJO Finance LLC, Initial Term Loan, 4.25%, 6/08/20		127	124,815
Immucor, Inc. (FKA IVD Acquisition Corp.), Term B-2 Loan, 5.00%, 8/17/18		233	226,964

			649,502
Health Care Providers & Services — 0.2%
MPH Acquisition Holdings LLC, Initial Term Loan, 5.00%, 6/07/23		317	320,501
Surgery Center Holdings, Inc., Initial Term Loan (First Lien), 4.75%, 11/03/20		74	73,792
Vizient, Inc., Initial Term Loan, 6.25%, 2/13/23		92	93,028

			487,321
Hotels, Restaurants & Leisure — 0.9%
Amaya Holdings BV:
Initial Term B Loan (First Lien), 5.00%, 8/01/21		415	414,630

Floating Rate Loan Interests (h)		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Initial Term B Loan (Second Lien), 8.00%, 8/01/22	USD	20	$19,381
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20		2,009	2,002,683
Scientific Games International, Inc., Initial Term Loan, 6.00%, 10/18/20		171	171,821

			2,608,515
Insurance — 0.2%
Alliant Holdings Intermediate LLC, 2016 Term Loan, 5.25%, 8/12/22		253	253,872
AssuredPartners, Inc., First Lien Term Loan, 5.75%, 10/21/22		138	138,519
Solera LLC (Solera Finance, Inc.), Dollar Term Loan, 5.75%, 3/03/23		354	357,688

			750,079
IT Services — 0.1%
Engility Corp. (FKA TASC, Inc.):
Term B1 Loan, 4.88%, 8/12/20		93	93,853
Term B2 Loan, 5.75% - 7.25%, 8/14/23		172	173,885
WEX, Inc., Term B Loan, 4.25%, 6/30/23		144	145,196

			412,934
Leisure Products — 0.0%
Leslie’s Poolmart, Inc., Tranche B Term Loan, 5.25%, 8/16/23		162	162,944
Life Sciences Tools & Services — 0.4%
DPX Holdings BV (FKA JLL/Delta Dutch Newco BV), 2015 Incremental Dollar Term Loan, 4.25%, 3/11/21		257	256,227
InVentiv Health, Inc. (FKA Ventiv Health, Inc.), Term Loan B, 3.75%, 9/29/23		347	347,722
Jaguar Holding Co. I (AKA Pharmaceutical Product Development, Inc.), Initial Term Loan, 4.25%, 8/18/22		468	469,705

			1,073,654
Machinery — 0.2%
Accudyne Industries Borrower SCA/Accudyne Industries LLC (FKA Silver II U.S. Holdings LLC), Refinancing Term Loan, 4.00%, 12/13/19		318	297,007
Gates Global LLC, Initial Dollar Term Loan, 3.25% - 4.25%, 7/06/21		313	307,743

			604,750
Media — 0.4%
Advantage Sales & Marketing, Inc.:
Initial Term Loan (First Lien), 4.25%, 7/23/21		127	125,728
Term Loan (Second Lien), 7.50%, 7/25/22		270	256,091
Cengage Learning Acquisitions, Inc. (FKA TL Acquisitions, Inc.), Term Loan, 0.00%, 6/30/16 (a)(e)		49	—
iHeartCommunications, Inc. (FKA Clear Channel Communications, Inc.), Tranche D Term Loan, 7.27%, 1/30/19		851	653,769
Telenet Financing USD LLC, Term Loan AD Facility, 4.36%, 6/30/24		200	201,500

			1,237,088
Metals & Mining — 0.1%
FMG Resources (August 2006) Pty Ltd. (FMG America Finance, Inc.), Loan, 3.75%, 6/30/19		358	357,051

10	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

Floating Rate Loan Interests (h)		Par (000)	Value
Metals & Mining (continued)
Novelis, Inc., Initial Term Loan, 4.00% - 4.09%, 6/02/22	USD	72	$72,200

			429,251
Oil, Gas & Consumable Fuels — 0.6%
California Resources Corp., Term Loan, 3.00%, 9/24/19		173	164,566
Chesapeake Energy Corp., Class A Loan, 7.50% - 8.50%, 8/23/21		1,327	1,391,608
CITGO Holding, Inc., Term Loan, 9.50%, 5/12/18		131	132,130
MEG Energy Corp., New Term Loan, 3.75%, 3/31/20		80	74,058

			1,762,362
Personal Products — 0.1%
NBTY, Inc., Dollar Term B Loan, 5.00%, 5/05/23		165	165,226
Pharmaceuticals — 0.1%
Valeant Pharmaceuticals International, Inc.:
Series A-3 Tranche A Term Loan, 4.28%, 10/20/18		77	77,089
Series C-2 Tranche B Term Loan, 5.25%, 12/11/19		53	52,691
Series D-2 Tranche B Term Loan, 5.00%, 2/13/19		25	25,012
Series E-1 Tranche B Term Loan, 5.25%, 8/05/20		219	219,215
Series F-1 Tranche B Term Loan, 5.50%, 4/01/22		89	89,243

			463,250
Semiconductors & Semiconductor Equipment — 0.1%
Avago Technologies Cayman Holdings Ltd., Term B-3 Loan, 3.52%, 2/01/23		133	134,289
Microsemi Corp., Closing Date Term B Loan, 3.75%, 1/15/23		35	34,887

			169,176
Software — 0.4%
BMC Software Finance, Inc., Initial U.S. Term Loan, 5.00%, 9/10/20		639	615,046
Informatica Corp., Dollar Term Loan, 4.50%, 8/05/22		132	128,535
Kronos, Inc., Initial Term Loan (Second Lien), 9.75%, 4/30/20		145	147,057
RP Crown Parent LLC, Term Loan B, 3.50%, 9/22/23		179	179,045
TIBCO Software, Inc., Term Loan, 6.50%, 12/04/20		220	216,967

			1,286,650
Specialty Retail — 0.0%
J. Crew Group, Inc., Initial Loan, 4.00%, 3/05/21		124	98,434
Total Floating Rate Loan Interests — 6.6%			19,899,202

Foreign Agency Obligations		Par (000)	Value
Canada — 0.0%
NOVA Chemicals Corp., 5.00%, 5/01/25 (c)		143	144,787
Total Foreign Agency Obligations — 0.0%			144,787

Non-Agency Mortgage-Backed Securities		Par (000)		Value
Commercial Mortgage-Backed Securities — 0.1%
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.61%, 11/05/30 (c)(h)	USD	442		$442,682

Other Interests (i)		Beneficial Interest (000)		Value
Household Durables — 0.1%
Stanley-Martin, Class B Membership Units (a)		—	(j)	281,250

Preferred Securities
Capital Trusts (h)		Par (000)		Value
Banks — 0.8%
Bank of America Corp.:
Series X, 6.25% (k)		558		581,073
Series Z, 6.50% (k)		306		331,436
Citigroup, Inc.:
5.95% (k)		112		116,024
Series N, 5.80% (k)		80		80,689
Series O, 5.88% (k)		315		318,181
Series P, 5.95% (k)		261		266,246
Series R, 6.13% (k)		175		182,000
JPMorgan Chase & Co.:
Series 1, 7.90% (k)		170		174,675
Series V, 5.00% (k)		300		295,800

				2,346,124
Capital Markets — 0.1%
Goldman Sachs Group, Inc.:
Series L, 5.70% (k)		143		144,966
Series O, 5.30% (k)		155		158,875
Morgan Stanley, Series H, 5.45% (k)		162		162,541

				466,382
Oil, Gas & Consumable Fuels — 0.0%
DCP Midstream LLC, 5.85%, 5/21/43 (c)		45		37,350
Total Capital Trusts — 0.9%				2,849,856

Preferred Stocks		Shares		Value
Hotels, Restaurants & Leisure — 0.5%
Amaya, Inc. (a)(f)(k)		1,516		1,347,812
Total Preferred Stocks — 0.5%				1,347,812

Trust Preferreds	Shares	Value
Consumer Finance — 0.3%
GMAC Capital Trust I, Series 2, 6.60%, 2/15/40 (h)	32,966	837,666
Total Preferred Securities — 1.7%		5,035,334
Total Long-Term Investments (Cost — $290,819,815) — 97.8%		296,134,347

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	11

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.20% (l)(m)	6,778,450	$ 6,778,450
Total Short-Term Securities (Cost — $6,778,450) — 2.2%		6,778,450
Total Investments — 100.0% (Cost — $297,598,265*)		302,912,797
Liabilities in Excess of Other Assets — 0.0%		(57,387)

Net Assets — 100.0%		$302,855,410

Notes to Schedule of Investments

*	As of September 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$298,166,144

Gross unrealized appreciation	$9,291,642
Gross unrealized depreciation	(4,544,989)

Net unrealized appreciation	$4,746,653

(a)	Non-income producing security.

(b)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $1,200 and an original cost of $1,200 which was less than 0.05% of its net assets.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(e)	Issuer filed for bankruptcy and/or is in default.

(f)	Convertible security.

(g)	Zero-coupon bond.

(h)	Variable rate security. Rate as of period end.

(i)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(j)	Amount is less than $500.

(k)	Perpetual security with no stated maturity date.

(l)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2015	Net Activity	Shares Held at September 30, 2016	Value at September 30, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	13,560,297	(13,560,297)	—	—	$26,380
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	6,778,450	6,778,450	$6,778,450	2,329
				$6,778,450	$28,709

(m)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(14)	Russell 2000 Mini Index	December 2016	USD 1,747,620	$(53,659)
(79)	S&P 500 E-Mini Index	December 2016	USD 8,533,580	(140,690)
Total				$(194,349)

12	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	524,000	USD	590,015	Royal Bank of Scotland PLC	10/05/16	$(1,236)
GBP	284,000	USD	375,559	Royal Bank of Scotland PLC	10/05/16	(7,416)
USD	1,574,152	CAD	2,065,000	Westpac Banking Corp.	10/05/16	99
USD	1,573,288	CAD	2,065,000	JPMorgan Chase Bank N.A.	11/03/16	(1,115)
Total						$(9,668)

Centrally Cleared Credit Default Swaps — Sell Protection

Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
CDX.NA.HY Series 27 Version 1	5.00%	12/20/21	B+	USD	9,488	$41,579

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	$7,822,031	$2,468,504	$1,200	$10,291,735
Corporate Bonds	—	259,324,819	714,538	260,039,357
Floating Rate Loan Interests	—	19,024,722	874,480	19,899,202
Foreign Agency Obligations	—	144,787	—	144,787
Non-Agency Mortgage-Backed Securities	—	442,682	—	442,682
Other Interests	—	—	281,250	281,250
Preferred Securities	837,666	2,849,856	1,347,812	5,035,334
Short-Term Securities	6,778,450	—	—	6,778,450

Total	$15,438,147	$284,255,370	$3,219,280	$302,912,797

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	13

Schedule of Investments (concluded)	BlackRock High Yield V.I. Fund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$41,579	—	$41,579
Foreign currency exchange contracts	—	99	—	99
Liabilities:
Equity contracts	$(194,349)	—	—	(194,349)
Foreign currency exchange contracts	—	(9,767)	—	(9,767)

Total	$(194,349)	$31,911	—	$(162,438)

[1]  Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$1,959	—	—	$1,959
Cash pledged:
Futures contracts	438,570	—	—	438,570
Centrally cleared swaps	552,600	—	—	552,600
Liabilities:
Bank overdraft	—	$(151,129)	—	(151,129)

Total	$993,129	$(151,129)	—	$842,000

During the period ended September 30, 2016, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Securities	Total
Assets:
Opening Balance, as of December 31, 2015	$1,200	$644,667	$308,782	$312,300	$1,030,915	$2,297,864
Transfers into Level 3	—	—	505,408	—	—	505,408
Transfers out of Level 3	—	—	—	—	—	—
Accrued discounts/premiums	—	1,096	(164)	—	—	932
Net realized gain (loss)	(240)	(28)	(2,313)	—	(31,804)	(34,385)
Net change in unrealized appreciation (depreciation)[1]	240	(57,749)	51,627	(31,050)	425,257	388,325
Purchases	—	178,615	400,924	—	—	579,539
Sales	—	(52,063)	(389,784)	—	(76,556)	(518,403)

Closing Balance, as of September 30, 2016	$1,200	$714,538	$874,480	$281,250	$1,347,812	$3,219,280

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2016[1]	—	$(57,749)	$40,455	$(31,050)	$394,081	$345,737

[1]  Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

14	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock International V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Belgium — 4.1%
KBC Group NV (a)(b)	69,931	$4,082,304
China — 4.1%
Bank of China Ltd., H Shares	8,807,000	4,067,107
Denmark — 0.7%
Nets A/S (a)	36,200	748,807
France — 2.8%
Compagnie de Saint-Gobain	63,811	2,761,117
Hong Kong — 3.8%
AIA Group Ltd.	561,000	3,772,581
India — 2.2%
Axis Bank Ltd.	273,558	2,231,107
Indonesia — 1.9%
Bank Mandiri Perseo Tbk PT	2,188,300	1,888,115
Ireland — 3.0%
Shire PLC (b)	46,071	2,979,082
Israel — 2.2%
Teva Pharmaceutical Industries Ltd. — ADR	47,462	2,183,727
Italy — 1.9%
Intesa Sanpaolo SpA	877,232	1,947,558
Japan — 19.5%
Bridgestone Corp.	88,900	3,275,412
Omron Corp. (b)	121,200	4,362,584
Recruit Holdings Co. Ltd.	96,100	3,920,227
THK Co. Ltd.	204,800	4,028,463
Trend Micro, Inc.	109,500	3,819,925

		19,406,611
Netherlands — 20.2%
ASML Holding NV	32,780	3,592,409
Heineken NV	38,275	3,364,436
ING Groep NV	288,383	3,560,284
Koninklijke Philips NV	87,045	2,575,638
Randstad Holding NV	54,082	2,459,255
Royal Dutch Shell PLC, A Shares	183,137	4,570,148

		20,122,170
South Korea — 2.8%
SK Telecom Co. Ltd.	13,710	2,811,107
Spain — 2.7%
Banco Bilbao Vizcaya Argentaria SA	447,148	2,705,512
Switzerland — 2.9%
Cie Financiere Richemont SA, Registered Shares	47,433	2,892,824
United Kingdom — 17.3%
AstraZeneca PLC	38,719	2,507,114
Kingfisher PLC	1,190,448	5,808,240

Common Stocks	Shares	Value
United Kingdom (continued)
Liberty Global PLC, Class A (a)	60,742	$2,076,162
Lloyds Banking Group PLC	3,624,361	2,560,655
Vodafone Group PLC	1,487,908	4,267,187

		17,219,358
United States — 6.1%
Alexion Pharmaceuticals, Inc. (a)	11,735	1,438,007
Estee Lauder Cos., Inc., Class A	24,583	2,177,070
TripAdvisor, Inc. (a)	39,630	2,503,823

		6,118,900
Total Long-Term Investments (Cost — $96,724,962) — 98.2%		97,937,987

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.20% (c)(d)	2,409,548	2,409,548

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.51% (c)(d)(e)	$5,141	5,140,834
Total Short-Term Securities (Cost — $7,550,382) — 7.6%		7,550,382
Total Investments (Cost — $104,275,344*) — 105.8%		105,488,369
Liabilities in Excess of Other Assets — (5.8)%		(5,776,640)

Net Assets — 100.0%		$99,711,729

Portfolio Abbreviation
ADR	American Depositary Receipts

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	BlackRock International V.I. Fund

Notes to Schedule of Investments

*	As of September 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$104,281,991

Gross unrealized appreciation	$6,442,662
Gross unrealized depreciation	(5,236,284)

Net unrealized appreciation	$1,206,378

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2015	Net Activity	Shares/Beneficial Interest Held at September 30, 2016	Value at September 30, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	869,748	(869,748)	—	—	$4,308
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	2,409,548	2,409,548	$2,409,548	590
BlackRock Liquidity Series, LLC, Money Market Series	$3,559,780	$1,581,054	$5,140,834	5,140,834	7,812	[1]
				$7,550,382	$12,710

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016

Schedule of Investments (concluded)	BlackRock International V.I. Fund

As of period end, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Belgium	—	$4,082,304	—	$4,082,304
China	—	4,067,107	—	4,067,107
Denmark	$748,807	—	—	748,807
France	—	2,761,117	—	2,761,117
Hong Kong	—	3,772,581	—	3,772,581
India	—	2,231,107	—	2,231,107
Indonesia	—	1,888,115	—	1,888,115
Ireland	—	2,979,082	—	2,979,082
Israel	2,183,727	—	—	2,183,727
Italy	—	1,947,558	—	1,947,558
Japan	—	19,406,611	—	19,406,611
Netherlands	3,560,284	16,561,886	—	20,122,170
South Korea	—	2,811,107	—	2,811,107
Spain	—	2,705,512	—	2,705,512
Switzerland	—	2,892,824	—	2,892,824
United Kingdom	2,076,162	15,143,196	—	17,219,358
United States	6,118,900	—	—	6,118,900
Short-Term Securities:
Money Market Funds	2,409,548	5,140,834	—	7,550,382

Total	$17,097,428	$88,390,941	—	$105,488,369

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, collateral on securities loaned at value of $5,140,834 are categorized as Level 2 within the disclosure hierarchy.

During the period ended September 30, 2016, there were no transfers between levels.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	3

Consolidated Schedule of Investments September 30, 2016 (Unaudited)	BlackRock iShares® Alternative Strategies V.I. Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Commodity Funds — 11.2%
iShares Commodities Select Strategy ETF	22,117	$721,678
iShares Gold Trust (b)(c)	84,091	1,067,115
iShares Silver Trust (b)(c)	35,092	638,674

		2,427,467
Equity Funds — 39.9%
iShares Edge MSCI Minimum Volatility Global ETF	85,506	6,514,702
iShares U.S. Real Estate ETF (d)	26,580	2,143,411

		8,658,113
Fixed Income Funds — 48.9%
iShares J.P. Morgan USD Emerging Markets Bond ETF (d)	54,356	6,371,067

Affiliated Investment Companies (a)	Shares/ Beneficial Interest (000)	Value
iShares U.S. Preferred Stock ETF (d)	106,922	$4,223,419

		10,594,486
Short-Term Securities — 38.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.20% (e)	192,445	192,445
BlackRock Liquidity Series, LLC, Money Market Series, 0.51% (e)(f)	$8,129	8,128,559

		8,321,004
Total Affiliated Investment Companies (Cost — $29,011,695*) — 138.4%		30,001,070
Liabilities in Excess of Other Assets — (38.4)%		(8,318,043)

Net Assets — 100.0%		$21,683,027

Notes to Schedule of Investments

*	As of September 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$29,197,408

Gross unrealized appreciation	$803,662
Gross unrealized depreciation	—

Net unrealized appreciation	$803,662

(a)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at September 30, 2016	Value at September 30, 2016	Income		Realized Gain (Loss)
BlackRock Liquidity Funds, TempFund, Institutional Class	150,886	—		150,886	[1]	—	—	$379		—
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	192,445	[2]	—		192,445	$ 192,445	57		—
BlackRock Liquidity Series, LLC, Money Market Series	—	8,812,559	[3]	—		$8,128,559	8,128,559	23,639	[4]	—
iShares Commodities Select Strategy ETF	20,386	12,494		10,763		22,117	721,678	2,890		$(60,765)
iShares Edge MSCI Minimum Volatility Global ETF	47,124	44,225		5,843		85,506	6,514,702	51,915		(2,052)
iShares Gold Trust	52,477	33,514		1,900		84,091	1,067,115	—		(351)
iShares International Developed Real Estate ETF	42,690	23,917		66,607		—	—	27,632		(72,246)
iShares J.P. Morgan USD Emerging Markets Bond ETF	32,705	27,091		5,440		54,356	6,371,067	151,876		(6,374)
iShares Silver Trust	16,629	22,753		4,290		35,092	638,674			411
iShares U.S. Preferred Stock ETF	61,210	56,561		10,849		106,922	4,223,419	113,378		(6,604)
iShares U.S. Real Estate ETF	3,328	24,302		1,050		26,580	2,143,411	25,211		978
Total							$30,001,070	$396,977		$(147,003)

[1]	Represents net shares sold.

[2]	Represents net shares purchased.

[3]	Represents net beneficial interest purchased.

[4]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Security is held by a wholly-owned subsidiary.

(c)	Non-income producing security.

(d)	Security, or a portion of security, is on loan.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	1

Consolidated Schedule of Investments (concluded)	BlackRock iShares® Alternative Strategies V.I. Fund

(e)	Current yield as of period end.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Fair Value Hierarchy as of Period End

•

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodolgies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$21,872,511	$8,128,559	—	$30,001,070

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$21,382	—	—	$21,382
Liabilities:
Collateral on securities loaned at value	—	$(8,128,559)	—	(8,128,559)

Total	$21,382	$(8,128,559)	—	$(8,128,559)

During the period ended September 30, 2016, there were no transfers between levels.

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016

Consolidated Schedule of Investments September 30, 2016 (Unaudited)	BlackRock iShares® Dynamic Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Commodity Funds — 1.6%
iShares Gold Trust (b)(c)	14,751	$187,190
iShares Silver Trust (b)(c)	6,271	114,132

		301,322

Equity Funds — 53.4%
iShares Core MSCI Emerging Markets ETF	20,754	946,590
iShares Core S&P 500 ETF	4,819	1,048,422
iShares Core S&P Mid-Cap ETF (d)	5,369	830,638
iShares Core S&P Small-Cap ETF	5,591	694,123
iShares Edge MSCI Minimum Volatility Global ETF	15,494	1,180,488
iShares High Dividend ETF (d)	7,471	607,243
iShares MSCI Canada ETF	7,625	195,886
iShares MSCI EAFE ETF	33,423	1,976,302
iShares MSCI EAFE Small-Cap ETF	1,543	80,869
iShares Russell 1000 ETF	17,737	2,136,599
iShares S&P 100 ETF (d)	3,483	334,124
iShares U.S. Real Estate ETF (d)	4,804	387,395

		10,418,679

Fixed Income Funds — 45.2%
iShares 10+ Year Credit Bond ETF (d)	6,167	390,124
iShares 20+ Year Treasury Bond ETF (d)	819	112,621
iShares Agency Bond ETF	8,992	1,039,508

Affiliated Investment Companies (a)	Shares/ Beneficial Interest (000)	Value
Fixed Income Funds (continued)
iShares CMBS ETF (d)	1,490	$79,089
iShares Core U.S. Credit Bond ETF	15,526	1,767,014
iShares Core U.S. Treasury Bond ETF (d)	37,580	980,086
iShares iBoxx $ High Yield Corporate Bond ETF (d)	4,832	421,640
iShares iBoxx $ Investment Grade Corporate Bond ETF	7,155	881,353
iShares J.P. Morgan USD Emerging Markets Bond ETF (d)	9,715	1,138,695
iShares MBS ETF	9,274	1,020,975
iShares TIPS Bond ETF	1,894	220,632
iShares U.S. Preferred Stock ETF (d)	19,473	769,184

		8,820,921

Short-Term Securities — 25.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.20% (e)	169,213	169,213
BlackRock Liquidity Series, LLC, Money Market Series, 0.51% (e)(f)	$4,853	4,853,031

		5,022,244

Total Affiliated Investment Companies (Cost — $23,605,736*) — 125.9%		24,563,166
Liabilities in Excess of Other Assets — (25.9)%		(5,049,258)

Net Assets — 100.0%		$19,513,908

Notes to Schedule of Investments

*	As of September 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$23,829,033

Gross unrealized appreciation	$736,490
Gross unrealized depreciation	(2,357)

Net unrealized appreciation	$734,133

Portfolio Abbreviation

ETF	Exchange-Traded Fund

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	1

Consolidated Schedule of Investments (continued)	BlackRock iShares® Dynamic Allocation V.I. Fund

(a)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares Sold		Shares/ Beneficial Interest Held at September 30, 2016	Value at September 30, 2016	Income		Realized Gain (Loss)
BlackRock Liquidity Funds, TempFund, Institutional Class	175,512	—		175,512	[1]	—	—	$244		—
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	169,213	[2]	—		169,213	$ 169,213	16		—
BlackRock Liquidity Series, LLC, Money Market Series	$666,937	$4,186,094	[3]	—		$4,853,031	4,853,031	19,382	[4]	—
iShares 1-3 Year Treasury Bond ETF	3,689	1,034		4,723		—	—	394		$2,535
iShares 10+ Year Credit Bond ETF	—	7,133		966		6,167	390,124	7,928		1,168
iShares 20+ Year Treasury Bond ETF	—	819		—		819	112,621	520		—
iShares Agency Bond ETF	8,619	2,591		2,218		8,992	1,039,508	8,933		1,758
iShares CMBS ETF	1,221	269		—		1,490	79,089	1,030		—
iShares Commodities Select Strategy ETF	2,776	300		3,076		—	—	248		(10,149)
iShares Core MSCI Emerging Markets ETF	23,208	5,322		7,776		20,754	946,590	9,207		(55,909)
iShares Core S&P 500 ETF	4,193	1,495		869		4,819	1,048,422	15,949		(114)
iShares Core S&P Mid-Cap ETF	1,189	4,890		710		5,369	830,638	7,944		2,645
iShares Core S&P Small-Cap ETF	—	6,680		1,089		5,591	694,123	4,133		5,054
iShares Core U.S. Credit Bond ETF	14,869	4,132		3,475		15,526	1,767,014	36,535		2,337
iShares Core U.S. Treasury Bond ETF	37,842	11,547		11,809		37,580	980,086	9,091		4,690
iShares Edge MSCI Minimum Volatility Global ETF	6,378	9,509		393		15,494	1,180,488	5,433		372
iShares Gold Trust	7,142	8,292		683		14,751	187,190	—		(249)
iShares High Dividend ETF	—	7,471		—		7,471	607,243	5,068		—
iShares iBoxx $ High Yield Corporate Bond ETF	6,421	570		1,617		5,374	421,640	18,437		(13,211)
iShares iBoxx $ Investment Grade Corporate Bond ETF	6,792	1,980		1,617		7,155	881,353	19,592		7,370
iShares International Developed Real Estate ETF	5,583	950		6,533		—	—	3,129		(11,089)
iShares International Select Dividend ETF	5,786	—		—		5,786	—	1,964		(2,754)
iShares J.P. Morgan USD Emerging Markets Bond ETF	4,329	5,663		277		9,715	1,138,695	24,265		(1,292)
iShares MBS ETF	9,388	3,071		3,185		9,274	1,020,975	14,041		576
iShares Micro-Cap ETF	2,059	—		2,059		—	—	404		(8,949)
iShares MSCI Canada ETF	—	8,715		1,090		7,625	195,886	1,610		794
iShares MSCI EAFE ETF	36,286	16,332		19,195		33,423	1,976,302	54,283		(189,100)
iShares MSCI EAFE Small-Cap ETF	5,960	2,619		7,036		1,543	80,869	5,291		(10,772)
iShares Russell 1000 ETF	16,288	4,409		2,960		17,737	2,136,599	29,818		(10,980)
iShares Russell 2000 ETF	10,576	2,181		12,757		—	—	4,167		(46,221)
iShares S&P 100 ETF	1,705	1,851		73		3,483	334,124	3,516		(180)
iShares Silver Trust	2,217	4,505		451		6,271	114,132	—		(52)
iShares TIPS Bond ETF	1,729	165		—		1,894	220,632	2,703		—
iShares U.S. Preferred Stock ETF	8,161	12,392		1,080		19,473	769,184	17,684		(1,258)
iShares U.S. Real Estate ETF	418	4,470		84		4,804	387,395	4,110		(226)
Total							$24,563,166	$337,069		$(333,206)

[1]	Represents net shares sold.

[2]	Represents net shares purchased.

[3]	Represents net beneficial interest purchased.

[4]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Security is held by a wholly-owned subsidiary.

(c)	Non-income producing security.

(d)	Security, or a portion of security, is on loan.

(e)	Current yield as of period end.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (concluded)	BlackRock iShares® Dynamic Allocation V.I. Fund

The hierarchy The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodolgies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$19,710,135	$4,853,031	—	$24,563,166

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, collateral on securities loaned at value of $4,853,031 is categorized as level 2 within the disclosure hierarchy.

During the period ended September 30, 2016, there were no transfers between levels.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	3

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock iShares® Dynamic Fixed Income V.I. Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Fixed Income Funds — 99.6%
iShares 10+ Year Credit Bond ETF	13,842	$875,645
iShares 20+ Year Treasury Bond ETF (b)	1,812	249,168
iShares Agency Bond ETF	20,445	2,363,516
iShares CMBS ETF (b)	2,913	154,622
iShares Core U.S. Credit Bond ETF (b)	35,270	4,014,079
iShares Core U.S. Treasury Bond ETF (b)	85,431	2,228,040
iShares iBoxx $ High Yield Corporate Bond ETF (b)	10,539	919,633
iShares iBoxx $ Investment Grade Corporate Bond ETF (b)	16,441	2,025,202
iShares MBS ETF (b)	21,182	2,331,926
iShares TIPS Bond ETF	4,061	473,066

		15,634,897

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Short-Term Securities — 24.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.20% (c)	77,122	$77,122
BlackRock Liquidity Series, LLC, Money Market Series, 0.51% (c)(d)	$3,815,779	3,815,779

		3,892,901
Total Affiliated Investment Companies (Cost — $19,036,598*) — 124.4%		19,527,798
Liabilities in Excess of Other Assets — (24.4)%		(3,827,998)

Net Assets — 100.0%		$15,699,800

Notes to Schedule of Investments

*	As of September 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$19,107,251

Gross unrealized appreciation	$424,019
Gross unrealized depreciation	(3,472)

Net unrealized appreciation	$420,547

(a)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at September 30, 2016	Value at September 30, 2016	Income		Realized Gain (Loss)
BlackRock Liquidity Funds, TempFund, Institutional Class	62,237	—		62,237	[1]	—	—	$306		—
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	77,122	[2]	—		77,122	$ 77,122	41		—
BlackRock Liquidity Series, LLC, Money Market Series	$80,190	$3,735,589	[3]	—		$3,815,779	3,815,779	6,088	[4]	—
iShares 1-3 Year Treasury Bond ETF	5,920	2,190		8,110		—	—	591		$4,240
iShares 10+ Year Credit Bond ETF	—	15,537		1,695		13,842	875,645	14,636		339
iShares 20+ Year Treasury Bond ETF	—	1,822		10		1,812	249,168	1,205		24
iShares Agency Bond ETF	13,006	10,592		3,153		20,445	2,363,516	16,204		(1,092)
iShares CMBS ETF	1,861	1,286		234		2,913	154,622	1,869		(17)
iShares Core U.S. Credit Bond ETF	22,463	18,012		5,205		35,270	4,014,079	65,625		(9,101)
iShares Core U.S. Treasury Bond ETF	54,936	44,370		13,875		85,431	2,228,040	16,334		(1,954)
iShares iBoxx $ High Yield Corporate Bond ETF	9,282	6,185		4,928		10,539	919,633	30,604		(21,065)
iShares iBoxx $ Investment Grade Corporate Bond ETF	10,412	8,408		2,379		16,441	2,025,202	35,061		(236)
iShares MBS ETF	13,663	11,013		3,494		21,182	2,331,926	25,500		(930)
iShares TIPS Bond ETF	2,599	1,844		382		4,061	473,066	5,249		(107)
Total							$19,527,798	$219,313		$(29,899)

[1]	Represents net shares sold.

[2]	Represents net shares purchased.

[3]	Represents net beneficial interest purchased.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	1

Schedule of Investments (concluded)	BlackRock iShares® Dynamic Fixed Income V.I. Fund

[4]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Security, or a portion of security, is on loan.

(c)	Current yield as of period end.

(d)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$15,712,019	$3,815,779	—	$19,527,798

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft		$(1,438)	—	$(1,438)
Collateral on securities loaned at value	—	(3,815,779)	—	(3,815,779)

Total	—	$(3,817,217)	—	$(3,817,217)

During the period ended September 30, 2016, there were no transfers between levels.

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock iShares® Equity Appreciation V.I. Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 100.0%
iShares Core MSCI Emerging Markets ETF	28,577	$1,303,397
iShares Core S&P 500 ETF	6,631	1,442,640
iShares Core S&P Mid-Cap ETF (b)	7,351	1,137,273
iShares Core S&P Small-Cap ETF	7,724	958,935
iShares High Dividend ETF (b)	10,192	828,406
iShares MSCI Canada ETF	10,996	282,487
iShares MSCI EAFE ETF	45,742	2,704,725
iShares MSCI EAFE Small-Cap ETF	2,313	121,224
iShares Russell 1000 ETF	24,429	2,942,717
iShares S&P 100 ETF (b)	4,810	461,423

		12,183,227

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Short-Term Securities — 19.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.20% (c)	997,448	$997,448
BlackRock Liquidity Series, LLC, Money Market Series, 0.51% (c)(d)	$1,398,261	1,398,261

		2,395,709
Total Affiliated Investment Companies (Cost — $14,062,016*) — 119.7%		14,578,936
Liabilities in Excess of Other Assets — (19.7)%		(2,400,026)

Net Assets — 100.0%		$12,178,910

Notes to Schedule of Investments

*	As of September 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$14,294,753

Gross unrealized appreciation	$284,183
Gross unrealized depreciation	—

Net unrealized appreciation	$284,183

(a)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at September 30, 2016	Value at September 30, 2016	Income		Realized Loss
BlackRock Liquidity Funds, TempFund, Institutional Class	106,288	—		106,288	[1]	—	—	$172		—
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	997,448	[2]	—		997,448	$ 997,448	28		—
BlackRock Liquidity Series, LLC, Money Market Series	459,990	$938,271	[3]	—		$1,398,261	1,398,261	6,968	[4]	—
iShares Core MSCI Emerging Markets ETF	21,540	7,327		290		28,577	1,303,397	9,097		$(2,256)
iShares Core S&P 500 ETF	4,104	2,717		190		6,631	1,442,640	17,056		(369)
iShares Core S&P Mid-Cap ETF	1,260	6,131		40		7,351	1,137,273	8,844		(53)
iShares Core S&P Small-Cap ETF	—	7,854		130		7,724	958,935	4,639		121
iShares High Dividend ETF	—	10,192		—		10,192	828,406	6,413		—
iShares International Select Dividend ETF	4,823	—		4,823		—	—	1,637		(196)
iShares Micro-Cap ETF	1,708	66		1,774		—	—	335		(5,574)
iShares MSCI Canada ETF	—	10,996		—		10,996	282,487	1,601		—
iShares MSCI EAFE ETF	34,834	22,706		11,798		45,742	2,704,725	55,720		(125,477)
iShares MSCI EAFE Small-Cap ETF	5,717	2,730		6,134		2,313	121,224	5,275		(10,862)
iShares Russell 1000 ETF	15,291	9,688		550		24,429	2,942,717	32,493		(1,287)
iShares Russell 2000 ETF	10,016	1,959		11,975		—	—	3,827		(35,110)
iShares S&P 100 ETF	1,721	3,089		—		4,810	461,423	3,954		—
Total							$14,578,936	$158,059		$(181,063)

[1]	Represents net shares sold.

[2]	Represents net shares purchased.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	1

Schedule of Investments (concluded)	BlackRock iShares® Equity Appreciation V.I. Fund

[3]	Represents net beneficial interest purchased.

[4]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Security, or a portion of security, is on loan.

(c)	Current yield as of period end.

(d)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$13,180,675	$1,398,261	—	$14,578,936

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, collateral on securities loaned at value of $1,398,261 is categorized as Level 2 within the disclosure hierarchy.

During the period ended September 30, 2016, there were no transfers between levels.

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock Large Cap Core V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.3%
L-3 Communications Holdings, Inc.	19,618	$2,957,021
Raytheon Co.	58,100	7,909,153

		10,866,174
Airlines — 2.3%
Delta Air Lines, Inc.	95,700	3,766,752
Southwest Airlines Co.	155,653	6,053,345
United Continental Holdings, Inc. (a)	20,490	1,075,110

		10,895,207
Auto Components — 2.7%
Goodyear Tire & Rubber Co.	126,500	4,085,950
Lear Corp.	74,129	8,985,917

		13,071,867
Banks — 11.3%
Bank of America Corp.	922,503	14,437,172
Citigroup, Inc.	118,279	5,586,317
JPMorgan Chase & Co.	256,983	17,112,498
SunTrust Banks, Inc.	141,926	6,216,359
U.S. Bancorp	266,535	11,431,686

		54,784,032
Beverages — 1.4%
Dr. Pepper Snapple Group, Inc.	73,000	6,665,630
Biotechnology — 4.2%
Amgen, Inc.	25,600	4,270,336
Biogen, Inc. (a)	22,010	6,889,790
Gilead Sciences, Inc.	117,528	9,298,815

		20,458,941
Building Products — 0.7%
Owens Corning	62,700	3,347,553
Capital Markets — 1.5%
Goldman Sachs Group, Inc.	43,416	7,001,698
Chemicals — 0.7%
Dow Chemical Co.	34,732	1,800,160
Eastman Chemical Co.	26,080	1,765,094

		3,565,254
Communications Equipment — 2.7%
Cisco Systems, Inc.	416,630	13,215,504
Construction & Engineering — 0.6%
AECOM (a)	55,482	1,649,480
EMCOR Group, Inc.	23,400	1,395,108

		3,044,588
Consumer Finance — 1.0%
SLM Corp. (a)(b)	638,680	4,770,940
Containers & Packaging — 1.7%
Avery Dennison Corp.	33,400	2,598,186
Packaging Corp. of America	69,577	5,653,827

		8,252,013
Diversified Telecommunication Services — 0.2%
AT&T Inc.	28,500	1,157,385
Electronic Equipment, Instruments & Components — 1.4%
CDW Corp.	83,450	3,816,170

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Flex Ltd. (a)	202,000	$2,751,240

		6,567,410
Energy Equipment & Services — 0.3%
Schlumberger Ltd.	19,040	1,497,306
Food & Staples Retailing — 4.0%
CVS Health Corp.	105,783	9,413,629
Walgreens Boots Alliance, Inc.	123,100	9,924,322

		19,337,951
Food Products — 0.9%
Tyson Foods, Inc., Class A	57,600	4,300,992
Health Care Providers & Services — 7.4%
Aetna, Inc.	96,427	11,132,497
Centene Corp. (a)	95,500	6,394,680
Cigna Corp.	21,400	2,788,848
Humana, Inc.	25,700	4,546,073
Laboratory Corp. of America Holdings (a)	38,050	5,231,114
UnitedHealth Group, Inc.	39,662	5,552,680

		35,645,892
Hotels, Restaurants & Leisure — 2.6%
Carnival Corp.	204,717	9,994,284
Wyndham Worldwide Corp.	39,453	2,656,370

		12,650,654
Household Durables — 1.5%
D.R. Horton, Inc.	131,039	3,957,378
Lennar Corp., Class A	45,077	1,908,560
NVR, Inc. (a)	909	1,490,642

		7,356,580
Insurance — 1.2%
American International Group, Inc.	72,263	4,288,086
Travelers Cos., Inc.	14,245	1,631,765

		5,919,851
Internet Software & Services — 4.8%
Alphabet, Inc., Class A (a)	12,455	10,014,567
Alphabet, Inc., Class C (a)	13,153	10,223,695
Facebook, Inc., Class A (a)	14,074	1,805,272
GoDaddy, Inc., Class A (a)(b)	30,200	1,042,806

		23,086,340
IT Services — 1.6%
Amdocs Ltd.	67,924	3,929,403
Cognizant Technology Solutions Corp., Class A (a)	80,700	3,850,197

		7,779,600
Machinery — 0.5%
WABCO Holdings, Inc. (a)	19,213	2,181,252
Media — 3.9%
Comcast Corp., Class A	218,700	14,508,558
Omnicom Group, Inc. (b)	50,900	4,326,500

		18,835,058
Metals & Mining — 0.8%
Rio Tinto PLC — ADR (b)	108,682	3,629,979

Portfolio Abbreviations
ADR	American Depositary Receipts
S&P	Standard & Poor’s

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	BlackRock Large Cap Core V.I. Fund

Common Stocks	Shares	Value
Multiline Retail — 0.2%
Dollar General Corp.	16,821	$1,177,302
Multi-Utilities — 0.6%
Public Service Enterprise Group, Inc.	65,818	2,755,800
Oil, Gas & Consumable Fuels — 5.7%
Anadarko Petroleum Corp.	28,340	1,795,622
BP PLC — ADR (b)	201,750	7,093,530
Chevron Corp.	53,100	5,465,052
Hess Corp.	41,205	2,209,412
Marathon Oil Corp.	105,840	1,673,330
Statoil ASA — ADR (b)	107,620	1,808,016
Suncor Energy, Inc.	176,310	4,897,892
TOTAL SA — ADR (b)	25,417	1,212,391
Valero Energy Corp.	26,300	1,393,900

		27,549,145
Pharmaceuticals — 4.5%
Allergan PLC (a)	14,178	3,265,335
Johnson & Johnson	17,985	2,124,568
Mallinckrodt PLC (a)(b)	52,666	3,675,033
Pfizer, Inc.	217,525	7,367,572
Teva Pharmaceutical Industries Ltd. — ADR	113,487	5,221,537

		21,654,045
Road & Rail — 0.6%
Norfolk Southern Corp.	30,919	3,000,998
Semiconductors & Semiconductor Equipment — 3.0%
Intel Corp.	69,430	2,620,983
Lam Research Corp. (b)	102,212	9,680,499
NVIDIA Corp. (b)	33,580	2,300,902

		14,602,384
Software — 6.1%
Activision Blizzard, Inc.	251,540	11,143,222
Dell Technologies, Inc., Class V (a)	27,118	1,296,240
Microsoft Corp.	295,410	17,015,616

		29,455,078

Common Stocks	Shares	Value
Specialty Retail — 4.7%
GNC Holdings, Inc., Class A	3,462	$70,694
Home Depot, Inc.	85,400	10,989,272
Lowe’s Cos., Inc.	149,599	10,802,544
Ross Stores, Inc.	16,750	1,077,025

		22,939,535
Technology Hardware, Storage & Peripherals — 5.0%
Apple Inc.	215,260	24,335,143
Tobacco — 2.3%
Altria Group, Inc.	178,554	11,289,969
Total Long-Term Investments (Cost — $385,065,963) — 96.9%		468,645,050

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.20% (c)(d)	15,827,281	15,827,281
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.51% (c)(d)(e)	$ 23,865	23,865,294
Total Short-Term Securities (Cost — $39,692,575) — 8.2%		39,692,575
Total Investments (Cost — $424,758,538*) — 105.1%		508,337,625
Liabilities in Excess of Other Assets — (5.1)%		(24,496,385)

Net Assets — 100.0%		$483,841,240

Notes to Schedule of Investments

*	As of September 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$426,174,462

Gross unrealized appreciation	$91,562,950
Gross unrealized depreciation	(9,399,787)

Net unrealized appreciation	$82,163,163

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2015	Net Activity	Shares/Beneficial Interest Held at September 30, 2016	Value at September 30, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,724,257	(1,724,257)	—	—	$24,924
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	15,827,281	15,827,281	$15,827,281	3,733
BlackRock Liquidity Series, LLC, Money Market Series	$19,784,132	$4,081,162	$23,865,294	23,865,294	56,419	[1]
Total				$39,692,575	$85,076

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Current yield as of period end.

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Large Cap Core V.I. Fund

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
14	S&P 500 E-Mini Index	December 2016	$1,512,280	$26,850

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$468,645,050	—	—	$468,645,050
Short-Term Securities	15,827,281	$23,865,294	—	39,692,575

Total	$484,472,331	$23,865,294	—	$508,337,625

Derivative Financial Instruments[2]
Assets:
Equity contracts	$26,850	—	—	$26,850

[1]	See above Schedule of Investments for values in each industry.

[2]	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	3

Schedule of Investments (concluded)	BlackRock Large Cap Core V.I. Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$64,701	—	—	$64,701
Cash pledged as collateral for futures contracts	64,000	—	—	64,000
Liabilities:
Collateral on securities loaned at value	—	$(23,865,294)	—	(23,865,294)
Total	$128,701	$(23,865,294)	—	$(23,736,593)

During the period ended September 30, 2016, there were no transfers between levels.

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock Large Cap Growth V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Airlines — 3.4%
Delta Air Lines, Inc.	26,402	$1,039,183
JetBlue Airways Corp. (a)	21,083	363,471
Southwest Airlines Co.	53,844	2,093,993
United Continental Holdings, Inc. (a)	13,710	719,364

		4,216,011
Auto Components — 2.8%
Goodyear Tire & Rubber Co.	29,392	949,362
Lear Corp.	21,541	2,611,200

		3,560,562
Banks — 2.4%
U.S. Bancorp	59,150	2,536,943
Wells Fargo & Co.	11,620	514,534

		3,051,477
Beverages — 2.1%
Dr. Pepper Snapple Group, Inc.	28,350	2,588,639
Biotechnology — 7.8%
Amgen, Inc.	23,770	3,965,074
Biogen, Inc. (a)	8,431	2,639,156
Gilead Sciences, Inc.	40,553	3,208,553

		9,812,783
Capital Markets — 0.7%
Goldman Sachs Group, Inc.	5,812	937,301
Chemicals — 1.1%
Dow Chemical Co.	16,150	837,055
Eastman Chemical Co.	7,923	536,229

		1,373,284
Communications Equipment — 1.7%
Cisco Systems, Inc.	66,009	2,093,805
Construction & Engineering — 0.5%
AECOM (a)	21,273	632,446
Consumer Finance — 1.1%
SLM Corp. (a)	187,083	1,397,510
Containers & Packaging — 2.9%
Avery Dennison Corp.	21,928	1,705,779
Packaging Corp. of America	23,354	1,897,746

		3,603,525
Electronic Equipment, Instruments & Components — 1.8%
CDW Corp.	48,335	2,210,360
Energy Equipment & Services — 0.5%
Schlumberger Ltd.	7,255	570,533
Food & Staples Retailing — 3.2%
CVS Health Corp.	18,148	1,614,991
Walgreens Boots Alliance, Inc.	29,289	2,361,279

		3,976,270
Food Products — 0.7%
Tyson Foods, Inc., Class A	12,494	932,927
Health Care Providers & Services — 8.6%
Aetna, Inc.	22,810	2,633,415
Centene Corp. (a)	25,280	1,692,749
Humana, Inc.	5,080	898,601

Common Stocks	Shares	Value
Health Care Providers & Services (continued)
Laboratory Corp. of America Holdings (a)	12,120	$1,666,258
UnitedHealth Group, Inc.	18,914	2,647,960
Universal Health Services, Inc., Class B	9,527	1,173,917

		10,712,900
Hotels, Restaurants & Leisure — 0.4%
Wyndham Worldwide Corp.	7,254	488,412
Household Durables — 2.0%
D.R. Horton, Inc.	41,495	1,253,149
Lennar Corp., Class A	14,451	611,855
NVR, Inc. (a)	381	624,790

		2,489,794
Industrial Conglomerates — 0.7%
3M Co.	4,763	839,383
Internet & Direct Marketing Retail — 1.8%
Priceline Group, Inc. (a)	1,571	2,311,711
Internet Software & Services — 9.0%
Alphabet, Inc., Class A (a)	5,148	4,139,301
Alphabet, Inc., Class C (a)	5,118	3,978,170
Facebook, Inc., Class A (a)	21,970	2,818,092
GoDaddy, Inc., Class A (a)	10,708	369,747

		11,305,310
IT Services — 2.8%
Amdocs Ltd.	20,067	1,160,876
Cognizant Technology Solutions Corp., Class A (a)	31,344	1,495,422
Total System Services, Inc.	18,850	888,777

		3,545,075
Machinery — 0.5%
WABCO Holdings, Inc. (a)	5,740	651,662
Media — 5.5%
Comcast Corp., Class A	67,700	4,491,218
Omnicom Group, Inc. (b)	28,655	2,435,675

		6,926,893
Multiline Retail — 0.2%
Dollar General Corp.	3,514	245,945
Oil, Gas & Consumable Fuels — 0.2%
TOTAL SA — ADR (b)	5,200	248,040
Pharmaceuticals — 3.3%
Allergan PLC (a)	6,779	1,561,271
Merck & Co., Inc.	12,195	761,090
Pfizer, Inc.	16,577	561,463
Teva Pharmaceutical Industries Ltd. — ADR	27,013	1,242,868

		4,126,692
Semiconductors & Semiconductor Equipment — 3.4%
Lam Research Corp. (b)	26,362	2,496,745
NVIDIA Corp. (b)	25,927	1,776,518

		4,273,263
Software — 7.2%
Activision Blizzard, Inc.	63,568	2,816,062

Portfolio Abbreviation
ADR	American Depositary Receipts

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	BlackRock Large Cap Growth V.I. Fund

Common Stocks	Shares	Value
Software (continued)
Dell Technologies, Inc., Class V (a)	5,985	$286,083
Microsoft Corp.	102,590	5,909,184

		9,011,329
Specialty Retail — 6.8%
GNC Holdings, Inc., Class A	1,442	29,446
Home Depot, Inc.	31,714	4,080,958
Lowe’s Cos., Inc.	38,900	2,808,969
Ross Stores, Inc.	24,761	1,592,132

		8,511,505
Technology Hardware, Storage & Peripherals — 7.3%
Apple Inc.	80,735	9,127,092
Tobacco — 2.9%
Altria Group, Inc.	57,924	3,662,534
Total Long-Term Investments (Cost — $94,890,499) — 95.3%		119,434,973

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.20% (c)(d)	6,202,574	$6,202,574
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.51% (c)(d)(e)	$ 6,752	6,751,627
Total Short-Term Securities (Cost — $12,954,201) — 10.4%		12,954,201
Total Investments (Cost — $107,844,700*) — 105.7%		132,389,174
Liabilities in Excess of Other Assets — (5.7)%		(7,102,991)

Net Assets — 100.0%		$125,286,183

Notes to Schedule of Investments

*	As of September 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$108,029,363

Gross unrealized appreciation	$26,788,986
Gross unrealized depreciation	(2,429,175)

Net unrealized appreciation	$24,359,811

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2015	Net Activity	Shares/Beneficial Interest Held at September 30, 2016	Value at September 30, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	3,211,665	(3,211,665)	—	—	$ 9,555
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	6,202,574	6,202,574	$ 6,202,574	1,105
BlackRock Liquidity Series, LLC, Money Market Series	$3,728,591	$ 3,023,036	$6,751,627	6,751,627	12,676	[1]
Total				$12,954,201	$23,336

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016

Schedule of Investments (concluded)	BlackRock Large Cap Growth V.I. Fund

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$119,434,973	—	—	$119,434,973
Short-Term Securities	6,202,574	$6,751,627	—	12,954,201

Total	$125,637,547	$6,751,627	—	$132,389,174

[1]	See above Schedule of Investments for values in each industry.

The Fund may hold liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, collateral on securities loaned at value of $6,751,627 was categorized as Level 2 within the disclosure hierarchy.

During the period ended September 30, 2016, there were no transfers between levels.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	3

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock Large Cap Value V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.5%
Raytheon Co.	10,678	$1,453,596
Airlines — 1.2%
JetBlue Airways Corp. (a)	16,710	288,080
Southwest Airlines Co.	9,463	368,016
United Continental Holdings, Inc. (a)	9,434	495,002

		1,151,098
Auto Components — 4.0%
Goodyear Tire & Rubber Co.	56,783	1,834,091
Lear Corp.	16,540	2,004,979

		3,839,070
Banks — 16.4%
Bank of America Corp.	225,073	3,522,392
Citigroup, Inc.	38,498	1,818,261
JPMorgan Chase & Co.	74,006	4,928,060
SunTrust Banks, Inc.	41,822	1,831,804
U.S. Bancorp	69,579	2,984,243
Wells Fargo & Co.	11,573	512,452

		15,597,212
Biotechnology — 1.9%
Amgen, Inc.	4,275	713,113
Gilead Sciences, Inc.	13,446	1,063,847

		1,776,960
Building Products — 1.2%
Owens Corning	21,580	1,152,156
Capital Markets — 2.1%
Goldman Sachs Group, Inc.	12,149	1,959,269
Chemicals — 1.4%
Dow Chemical Co.	15,880	823,060
Eastman Chemical Co.	7,445	503,878

		1,326,938
Communications Equipment — 3.7%
Cisco Systems, Inc.	110,025	3,489,993
Construction & Engineering — 0.6%
AECOM (a)	10,846	322,451
EMCOR Group, Inc.	4,531	270,138

		592,589
Consumer Finance — 1.1%
SLM Corp. (a)	134,153	1,002,123
Containers & Packaging — 1.2%
Avery Dennison Corp.	14,361	1,117,142
Diversified Financial Services — 1.0%
Berkshire Hathaway, Inc., Class B (a)	6,443	930,820
Diversified Telecommunication Services — 1.1%
AT&T Inc.	26,719	1,085,059

Common Stocks	Shares	Value
Electric Utilities — 0.7%
FirstEnergy Corp.	19,004	$628,652
Electrical Equipment — 0.2%
Eaton Corp. PLC	2,140	140,619
Electronic Equipment, Instruments & Components — 2.1%
CDW Corp.	24,120	1,103,008
Flex Ltd. (a)	62,960	857,515

		1,960,523
Energy Equipment & Services — 1.5%
Schlumberger Ltd.	18,327	1,441,235
Food & Staples Retailing — 4.0%
CVS Health Corp.	15,546	1,383,439
Walgreens Boots Alliance, Inc.	28,226	2,275,580
Wal-Mart Stores, Inc.	2,622	189,099

		3,848,118
Food Products — 0.9%
Tyson Foods, Inc., Class A	11,857	885,362
Health Care Providers & Services — 8.9%
Aetna, Inc.	19,638	2,267,207
Centene Corp. (a)	14,331	959,604
Cigna Corp.	4,279	557,639
Humana, Inc.	6,973	1,233,454
Laboratory Corp. of America Holdings (a)	8,856	1,217,523
UnitedHealth Group, Inc.	9,015	1,262,100
Universal Health Services, Inc., Class B	8,007	986,623

		8,484,150
Hotels, Restaurants & Leisure — 2.2%
Carnival Corp.	43,635	2,130,261
Household Durables — 2.0%
DR Horton, Inc.	47,392	1,431,238
Lennar Corp., Class A	11,148	472,006

		1,903,244
Industrial Conglomerates — 0.8%
General Electric Co.	26,674	790,084
Insurance — 2.7%
American International Group, Inc.	24,743	1,468,250
Travelers Cos., Inc.	9,333	1,069,095

		2,537,345
IT Services — 1.1%
Amdocs Ltd.	17,001	983,508
Cognizant Technology Solutions Corp., Class A (a)	891	42,510

		1,026,018
Media — 2.5%
Comcast Corp., Class A	36,370	2,412,786

Portfolio Abbreviations
ADR	American Depositary Receipts

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	BlackRock Large Cap Value V.I. Fund

Common Stocks	Shares	Value
Metals & Mining — 0.9%
Rio Tinto PLC — ADR (b)	26,212	$875,481
Multiline Retail — 0.2%
Dollar General Corp.	2,657	185,963
Multi-Utilities — 1.1%
Public Service Enterprise Group, Inc.	18,198	761,950
SCANA Corp.	4,155	300,697

		1,062,647
Oil, Gas & Consumable Fuels — 9.5%
Anadarko Petroleum Corp.	5,735	363,370
BP PLC — ADR (b)	42,863	1,507,063
Chevron Corp.	19,315	1,987,900
Exxon Mobil Corp.	19,345	1,688,432
Hess Corp.	6,460	346,385
Marathon Oil Corp.	17,921	283,331
Statoil ASA — ADR (b)	15,920	267,456
Suncor Energy, Inc.	59,594	1,655,521
Tesoro Corp.	4,414	351,178
TOTAL SA — ADR (b)	4,989	237,975
Valero Energy Corp.	7,231	383,243

		9,071,854
Pharmaceuticals — 6.7%
Allergan PLC (a)	2,787	641,874
Johnson & Johnson	6,884	813,207
Mallinckrodt PLC (a)(b)	11,382	794,236
Merck & Co., Inc.	11,240	701,488
Mylan NV (a)	3,125	119,125
Pfizer, Inc.	64,664	2,190,170
Teva Pharmaceutical Industries Ltd. — ADR	24,747	1,138,609

		6,398,709
Road & Rail — 0.9%
Norfolk Southern Corp.	8,598	834,522
Semiconductors & Semiconductor Equipment — 3.6%
Intel Corp.	21,980	829,745
Lam Research Corp. (b)	18,541	1,756,018
NVIDIA Corp. (b)	12,578	861,845

		3,447,608

Common Stocks	Shares	Value
Software — 3.2%
Activision Blizzard, Inc.	34,796	$1,541,463
Dell Technologies, Inc., Class V (a)	6,254	298,941
Microsoft Corp.	21,645	1,246,752

		3,087,156
Specialty Retail — 0.2%
GNC Holdings, Inc., Class A	2,039	41,636
Lowe’s Cos., Inc.	2,392	172,726

		214,362
Technology Hardware, Storage & Peripherals — 2.7%
Apple Inc.	20,412	2,307,577
Western Digital Corp.	3,582	209,440

		2,517,017
Tobacco — 1.5%
Altria Group, Inc.	21,933	1,386,824
Total Common Stocks — 98.5%		93,744,565
Total Long-Term Investments (Cost — $74,315,528) — 98.5%		93,744,565

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.20% (c)(d)	1,512,352	1,512,352
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.51% (c)(d)(e)	$ 5,634	5,633,932
Total Short-Term Securities (Cost — $7,146,284) — 7.5%		7,146,284
Total Investments (Cost — $81,461,812*) — 106.0%		100,890,849
Liabilities in Excess of Other Assets — (6.0)%		(5,738,737)

Net Assets — 100.0%		$95,152,112

Notes to Schedule of Investments

*	As of September 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$83,057,140

Gross unrealized appreciation	$19,178,679
Gross unrealized depreciation	(1,344,970)

Net unrealized appreciation	$17,833,709

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2015	Net Activity	Shares/Beneficial Interest Held at September 30, 2016	Value at September 30, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	415,233	(415,233)	—	—	$ 2,567
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	1,512,352	1,512,352	$1,512,352	430
BlackRock Liquidity Series, LLC, Money Market Series	$2,974,751	$2,659,181	$5,633,932	5,633,932	12,212	[1]
Total				$7,146,284	$15,209

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Current yield as of period end.

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016

Schedule of Investments (concluded)	BlackRock Large Cap Value V.I. Fund

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$ 93,744,565	—	—	$ 93,744,565
Short-Term Securities	1,512,352	$ 5,633,932	—	7,146,284

Total	$ 95,256,917	$ 5,633,932	—	$ 100,890,849

[1]	See above Schedule of Investments for values in each industry.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$ 29,971	—	—	$ 29,971
Liabilities:
Collateral on securities loaned at value	—	$ (5,633,932)	—	(5,633,932)

Total	$ 29,971	$ (5,633,932)	—	$ (5,603,961)

During the period ended September 30, 2016, there were no transfers between levels.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	3

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock Managed Volatility V.I. Fund
(Percentages shown are based on Net Assets)

Asset-Backed Securities (a)	Par (000)	Value
Countrywide Asset-Backed Certificates, Series 2004-5, Class A, 1.42%, 10/25/34 (a)	$7	$6,963
Morgan Stanley ABS Capital I, Inc., Trust, Series 2005-HE1, Class A2MZ, 1.12%, 12/25/34 (a)	8	7,054
Structured Asset Investment Loan Trust, Series 2004-8, Class M4, 2.03%, 9/25/34 (a)	11	9,433
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1, 0.82%, 1/25/35 (a)	10	9,076
Total Asset-Backed Securities — 0.2%		32,526

Investment Companies	Shares
iShares 1-3 Year Credit Bond ETF (b)	15,923	1,684,016
iShares 3-7 Year Treasury Bond ETF (b)(c)	6,491	821,371
iShares Core U.S. Aggregate Bond ETF (b)	17,278	1,942,393
iShares MSCI EAFE ETF (b)	21,263	1,257,281
SPDR Barclays International Treasury Bond ETF (d)	161,148	4,647,508
Total Investment Companies — 63.2%		10,352,569

Non-Agency Mortgage-Backed Securities	Par (000)
Collateralized Mortgage Obligations — 0.3%
Countrywide Alternative Loan Trust, Series 2007-22, Class 2A16, 6.50%, 9/25/37	$27	19,539
Credit Suisse Mortgage Capital Certificates:
Series 2011-2R, Class 2A1, 3.02%, 7/27/36 (a)(e)	12	11,520
Series 2011-5R, Class 2A1, 2.95%, 8/27/46 (a)(e)	19	18,510
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4, 1.32%, 11/25/34 (a)	3	3,214
Total Non-Agency Mortgage-Backed Securities — 0.3%		52,783

Other Interests (f)	Beneficial Interest (000)	Value
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc. (d)(g)	$25	—
Total Long-Term Investments (Cost — $10,714,019) — 63.7%		$10,437,878

Short-Term Securities	Shares
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.20% (b)(h)	5,563,698	5,563,698
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.51% (b)(h)(i)	$ 827	827,200
Total Short-Term Securities (Cost — $6,390,898) — 39.0%		6,390,898
Total Investments (Cost — $17,104,917*) — 102.7%		16,828,776
Liabilities in Excess of Other Assets — (2.7)%		(436,633)

Net Assets — 100.0%		$16,392,143

Portfolio Abbreviations
AUD	Australian Dollar	ETF	Exchange Traded Fund	MSCI	Morgan Stanley Capital International
CAD	Canadian Dollar	GBP	British Pound	SPDR	Standard & Poor’s Depositary Receipts
CHF	Swiss Franc	JPY	Japanese Yen	USD	U.S. Dollar

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	BlackRock Managed Volatility V.I. Fund

Notes to Schedule of Investments

*	As of September 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$17,104,665

Gross unrealized appreciation	$53,990
Gross unrealized depreciation	(329,879)

Net unrealized depreciation	$(275,889)

(a)	Variable rate security. Rate as of period end.

(b)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2016	Value at September 30, 2016	Income		Realized Loss
BlackRock Liquidity Funds, TempFund, Institutional Class	$7,158,009	—		(7,158,009)[1]	—	—	$ 15,677		—
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	5,563,698	[2]	—	$5,563,698	$ 5,563,698	1,624		—
BlackRock Liquidity Series, LLC, Money Market Series	—	827,200	[2]	—	$ 827,200	827,200	12,248	[3]	—
iShares 1-3 Year Credit Bond ETF	15,923	—		—	15,923	1,684,016	15,994		—
iShares 3-7 Year Treasury Bond ETF	6,491	—		—	6,491	821,371	7,185		—
iShares Core U.S. Aggregate Bond ETF	17,278	—		—	17,278	1,942,393	29,720		—
iShares MSCI EAFE ETF	27,461	—		(6,198)	21,263	1,257,281	24,980		$(16,662)
Total						$12,095,959	$107,428		$(16,662)

[1]	Represents net shares/beneficial interest sold.

[2]	Represents net shares/beneficial interest purchased.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Security, or a portion of security, is on loan.

(d)	Non-income producing security.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(g)	Issuer filed for bankruptcy and/or is in default.

(h)	Current yield as of period end.

(i)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	Blackrock Managed Volatility V.I. Fund

Derivative Financial Instruments Outstanding as of Period End

      Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(5)	AUD Currency	December 2016	USD	382,450	$(10,734)
17	Australian Government Bonds (3 Year)	December 2016	USD	1,474,276	2,230
(3)	CAD Currency	December 2016	USD	228,855	(1,041)
(1)	CHF Currency	December 2016	USD	129,375	(864)
(20)	Euro Currency	December 2016	USD	2,819,250	(6,225)
(18)	Euro STOXX 50 Index	December 2016	USD	605,399	(3,463)
(9)	GBP Currency	December 2016	USD	731,081	11,683
9	GBP Currency	December 2016	USD	731,081	(11,773)
(24)	JPY Currency	December 2016	USD	2,967,150	(34,244)
10	S&P 500 E-Mini Index	December 2016	USD	1,080,200	19,085
(11)	U.S. Treasury Notes (10 Year)	December 2016	USD	1,442,375	383
(8)	U.S. Treasury Notes (5 Year)	December 2016	USD	972,125	(1,387)
(12)	U.S. Ultra Treasury Bonds	December 2016	USD	2,206,500	32,699
Total					$ (3,651)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$32,526	—	$32,526
Investment Companies	$10,352,569	—	—	10,352,569
Non-Agency Mortgage-Backed Securities	—	52,783	—	52,783
Other Interests	—	—	—	—
Short-Term Securities	5,563,698	827,200	—	6,390,898

Total	$15,916,267	$912,509	—	$16,828,776

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	3

Schedule of Investments (concluded)	BlackRock Managed Volatility V.I. Fund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$19,085	—	—	$19,085
Foreign currency exchange contracts	11,683	—	—	11,683
Interest rate contracts	35,312	—	—	35,312
Liabilities:
Equity contracts	(3,463)	—	—	(3,463)
Foreign currency exchange contracts	(64,881)	—	—	(64,881)
Interest rate contracts	(1,387)	—	—	(1,387)

Total	$(3,651)	—	—	$(3,651)

[1] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$13,122	—	—	$13,122
Cash pledged for futures contracts	429,750	—	—	429,750
Liabilities:
Collateral on securities loaned at value.	—	$827,200	—	827,200

Total	$442,872	$827,200	—	$1,270,072

During the period ended September 30, 2016, there were no transfers between levels.

4	BLACKROCK VARIABLE FUNDS, INC.	SEPTEMBER 30, 2016

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock S&P 500 Index V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.0%
Boeing Co.	5,818	$766,463
General Dynamics Corp.	2,876	446,240
L-3 Communications Holdings, Inc.	782	117,871
Lockheed Martin Corp.	2,531	606,731
Northrop Grumman Corp.	1,803	385,752
Raytheon Co.	2,977	405,259
Rockwell Collins, Inc.	1,325	111,751
Textron, Inc.	2,719	108,080
TransDigm Group, Inc. (a)	502	145,138
United Technologies Corp.	7,800	792,480

		3,885,765
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	1,388	97,798
Expeditors International of Washington, Inc.	1,847	95,157
FedEx Corp.	2,449	427,791
United Parcel Service, Inc., Class B	6,929	757,755

		1,378,501
Airlines — 0.5%
Alaska Air Group, Inc.	1,242	81,798
American Airlines Group, Inc.	5,291	193,703
Delta Air Lines, Inc.	7,504	295,357
Southwest Airlines Co.	6,214	241,662
United Continental Holdings, Inc. (a)	2,942	154,367

		966,887
Auto Components — 0.4%
BorgWarner, Inc.	2,019	71,028
Delphi Automotive PLC	2,738	195,274
Goodyear Tire & Rubber Co.	2,680	86,564
Johnson Controls International PLC (a)	9,459	440,127

		792,993
Automobiles — 0.5%
Ford Motor Co.	39,126	472,251
General Motors Co.	14,245	452,564
Harley-Davidson, Inc.	1,867	98,186

		1,023,001
Banks — 5.3%
Bank of America Corp.	102,308	1,601,120
BB&T Corp.	8,206	309,530
Citigroup, Inc.	29,107	1,374,724
Citizens Financial Group, Inc.	5,350	132,199
Comerica, Inc.	1,667	78,882
Fifth Third Bancorp	7,684	157,215
Huntington Bancshares, Inc.	10,834	106,823
JPMorgan Chase & Co.	36,219	2,411,823
KeyCorp	10,811	131,570
M&T Bank Corp.	1,604	186,224
People’s United Financial, Inc.	3,233	51,146
PNC Financial Services Group, Inc. (b)	4,925	443,693
Regions Financial Corp.	12,890	127,224
SunTrust Banks, Inc.	4,953	216,941
U.S. Bancorp	16,137	692,116
Wells Fargo & Co.	45,538	2,016,423
Zions Bancorporation	2,099	65,111

		10,102,764
Beverages — 2.2%
Brown-Forman Corp., Class B	1,829	86,768
Coca-Cola Co.	38,944	1,648,110
Constellation Brands, Inc., Class A	1,753	291,857
Dr. Pepper Snapple Group, Inc.	1,847	168,650
Molson Coors Brewing Co., Class B	1,824	200,275
Monster Beverage Corp. (a)	1,356	199,074

Common Stocks	Shares	Value
Beverages (continued)
PepsiCo, Inc.	14,408	$1,567,158

		4,161,892
Biotechnology — 3.0%
AbbVie, Inc.	16,328	1,029,807
Alexion Pharmaceuticals, Inc. (a)	2,238	274,244
Amgen, Inc.	7,487	1,248,906
Biogen, Inc. (a)	2,198	688,040
Celgene Corp. (a)	7,776	812,825
Gilead Sciences, Inc.	13,224	1,046,283
Regeneron Pharmaceuticals, Inc. (a)	757	304,329
Vertex Pharmaceuticals, Inc. (a)	2,443	213,054

		5,617,488
Building Products — 0.1%
Allegion PLC	993	68,428
Fortune Brands Home & Security, Inc.	1,531	88,951
Masco Corp.	3,257	111,748
		269,127
Capital Markets — 1.9%
Affiliated Managers Group, Inc. (a)	526	76,112
Ameriprise Financial, Inc.	1,617	161,328
Bank of New York Mellon Corp.	10,700	426,716
BlackRock, Inc. (b)	1,224	443,651
Charles Schwab Corp.	12,074	381,176
E*TRADE Financial Corp. (a)	2,856	83,167
Franklin Resources, Inc.	3,524	125,349
Goldman Sachs Group, Inc.	3,780	609,601
Invesco Ltd.	4,056	126,831
Legg Mason, Inc.	925	30,969
Morgan Stanley	14,769	473,494
Nasdaq, Inc.	1,169	78,954
Northern Trust Corp.	2,182	148,354
State Street Corp.	3,673	255,751
T. Rowe Price Group, Inc.	2,456	163,324

		3,584,777
Chemicals — 2.1%
Air Products & Chemicals, Inc.	2,171	326,388
Albemarle Corp.	1,121	95,834
CF Industries Holdings, Inc.	2,227	54,227
Dow Chemical Co.	11,301	585,731
E.I. du Pont de Nemours & Co.	8,761	586,724
Eastman Chemical Co.	1,489	100,776
Ecolab, Inc.	2,651	322,680
FMC Corp.	1,384	66,903
International Flavors & Fragrances, Inc.	802	114,662
LyondellBasell Industries NV, Class A	3,438	277,309
Monsanto Co.	4,373	446,921
Mosaic Co. (c)	3,618	88,496
PPG Industries, Inc.	2,653	274,214
Praxair, Inc.	2,833	342,311
Sherwin-Williams Co.	804	222,435

		3,905,611
Commercial Services & Supplies — 0.3%
Cintas Corp.	857	96,498
Pitney Bowes, Inc.	1,919	34,849
Republic Services, Inc.	2,336	117,851
Stericycle, Inc. (a)	832	66,676
Waste Management, Inc.	4,096	261,161

		577,035
Communications Equipment — 1.1%
Cisco Systems, Inc.	50,425	1,599,481
F5 Networks, Inc. (a)	698	86,999

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund

Common Stocks	Shares	Value
Communications Equipment (continued)
Harris Corp.	1,203	$110,207
Juniper Networks, Inc.	3,838	92,342
Motorola Solutions, Inc.	1,670	127,388

		2,016,417
Construction & Engineering — 0.1%
Fluor Corp.	1,425	73,131
Jacobs Engineering Group, Inc. (a)	1,274	65,891
Quanta Services, Inc. (a)	1,515	42,405

		181,427
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	649	116,242
Vulcan Materials Co.	1,345	152,967

		269,209
Consumer Finance — 0.7%
American Express Co.	7,785	498,551
Capital One Financial Corp.	5,117	367,554
Discover Financial Services	4,105	232,138
Navient Corp.	3,178	45,986
Synchrony Financial (a)	7,945	222,460

		1,366,689
Containers & Packaging — 0.3%
Avery Dennison Corp.	856	66,588
Ball Corp.	1,737	142,347
International Paper Co.	4,152	199,213
Owens-Illinois, Inc. (a)	1,677	30,840
Sealed Air Corp.	1,979	90,678
WestRock Co.	2,568	124,497

		654,163
Distributors — 0.1%
Genuine Parts Co.	1,468	147,461
LKQ Corp. (a)	3,046	108,011

		255,472
Diversified Consumer Services — 0.0%
H&R Block, Inc.	2,197	50,861
Diversified Financial Services — 2.1%
Berkshire Hathaway, Inc., Class B (a)	19,029	2,749,120
CME Group, Inc.	3,383	353,591
Intercontinental Exchange, Inc.	1,188	320,000
Leucadia National Corp.	3,252	61,918
Moody’s Corp.	1,675	181,369
S&P Global, Inc.	2,633	333,232

		3,999,230
Diversified Telecommunication Services — 2.6%
AT&T Inc.	61,677	2,504,703
CenturyLink, Inc.	5,329	146,174
Frontier Communications Corp. (c)	12,108	50,369
Level 3 Communications, Inc. (a)	2,918	135,337
Verizon Communications, Inc.	40,871	2,124,475

		4,961,058
Electric Utilities — 2.0%
Alliant Energy Corp.	2,268	86,887
American Electric Power Co., Inc.	4,888	313,858
Duke Energy Corp.	6,872	550,035
Edison International	3,242	234,235
Entergy Corp.	1,745	133,894
Eversource Energy	3,131	169,638
Exelon Corp.	9,146	304,470
FirstEnergy Corp.	4,205	139,101
NextEra Energy, Inc.	4,681	572,580

Common Stocks	Shares	Value
Electric Utilities (continued)
PG&E Corp.	4,998	$305,728
Pinnacle West Capital Corp.	1,082	82,221
PPL Corp.	6,706	231,826
Southern Co.	9,810	503,253
Xcel Energy, Inc.	5,034	207,099

		3,834,825
Electrical Equipment — 0.6%
Acuity Brands, Inc. (c)	435	115,101
AMETEK, Inc.	2,382	113,812
Eaton Corp. PLC	4,556	299,375
Emerson Electric Co.	6,388	348,210
Rockwell Automation, Inc.	1,323	161,856

		1,038,354
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	3,045	197,681
Corning, Inc.	10,391	245,747
FLIR Systems, Inc.	1,378	43,297
TE Connectivity Ltd.	3,565	229,515

		716,240
Energy Equipment & Services — 1.1%
Baker Hughes, Inc.	4,314	217,728
FMC Technologies, Inc. (a)	2,368	70,259
Halliburton Co.	8,628	387,225
Helmerich & Payne, Inc. (c)	1,024	68,915
National Oilwell Varco, Inc. (c)	3,830	140,714
Schlumberger Ltd.	13,952	1,097,185
Transocean Ltd.	3,493	37,235

		2,019,261
Equity Real Estate Investment Trusts (REITs) — 3.0%
American Tower Corp.	4,266	483,466
Apartment Investment & Management Co., Class A	1,610	73,915
AvalonBay Communities, Inc.	1,370	243,641
Boston Properties, Inc.	1,524	207,706
Crown Castle International Corp.	3,382	318,618
Digital Realty Trust, Inc.	1,460	141,795
Equinix, Inc.	713	256,858
Equity Residential	3,605	231,910
Essex Property Trust, Inc.	639	142,305
Extra Space Storage, Inc.	1,230	97,674
Federal Realty Investment Trust	705	108,521
General Growth Properties, Inc.	5,754	158,810
HCP, Inc.	4,689	177,948
Host Hotels & Resorts, Inc. (c)	7,324	114,035
Iron Mountain, Inc.	2,399	90,034
Kimco Realty Corp.	4,211	121,908
Macerich Co.	1,209	97,772
Prologis, Inc.	5,263	281,781
Public Storage	1,495	333,594
Realty Income Corp.	2,541	170,069
Simon Property Group, Inc.	3,152	652,493
SL Green Realty Corp.	1,006	108,749
UDR, Inc.	2,600	93,574
Ventas, Inc.	3,522	248,759
Vornado Realty Trust	1,745	176,608
Welltower, Inc.	3,590	268,424
Weyerhaeuser Co.	7,467	238,496

		5,639,463
Food & Staples Retailing — 2.1%
Costco Wholesale Corp.	4,378	667,689
CVS Health Corp.	10,690	951,303

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund

Common Stocks	Shares	Value
Food & Staples Retailing (continued)
Kroger Co.	9,531	$282,880
Sysco Corp.	5,118	250,833
Walgreens Boots Alliance, Inc.	8,585	692,123
Wal-Mart Stores, Inc.	15,196	1,095,936
Whole Foods Market, Inc.	3,270	92,705

		4,033,469
Food Products — 1.7%
Archer-Daniels-Midland Co.	5,867	247,411
Campbell Soup Co.	1,948	106,556
ConAgra Foods, Inc.	4,180	196,920
General Mills, Inc.	5,988	382,513
Hershey Co.	1,445	138,142
Hormel Foods Corp.	2,655	100,704
JM Smucker Co.	1,179	159,802
Kellogg Co.	2,529	195,922
Kraft Heinz Co.	5,976	534,912
McCormick & Co, Inc., Non-Voting Shares	1,163	116,207
Mead Johnson Nutrition Co.	1,831	144,667
Mondelez International, Inc., Class A	15,616	685,542
Tyson Foods, Inc., Class A	3,004	224,309

		3,233,607
Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	14,654	619,718
Baxter International, Inc.	4,910	233,716
Becton Dickinson and Co.	2,112	379,590
Boston Scientific Corp. (a)	13,644	324,727
Cooper Cos., Inc.	488	87,479
CR Bard, Inc.	726	162,827
Danaher Corp.	6,092	477,552
DENTSPLY SIRONA, Inc.	2,341	139,126
Edwards Lifesciences Corp. (a)	2,128	256,552
Hologic, Inc. (a)	2,782	108,025
Intuitive Surgical, Inc. (a)	381	276,160
Medtronic PLC	13,852	1,196,813
St. Jude Medical, Inc.	2,856	227,795
Stryker Corp.	3,124	363,665
Varian Medical Systems, Inc. (a)	919	91,468
Zimmer Biomet Holdings, Inc.	1,989	258,610

		5,203,823
Health Care Providers & Services — 2.6%
Aetna, Inc.	3,515	405,807
AmerisourceBergen Corp.	1,813	146,454
Anthem, Inc.	2,637	330,442
Cardinal Health, Inc.	3,194	248,174
Centene Corp. (a)	1,733	116,042
Cigna Corp.	2,543	331,404
DaVita, Inc. (a)	1,670	110,337
Express Scripts Holding Co. (a)	6,296	444,057
HCA Holdings, Inc. (a)	2,960	223,865
Henry Schein, Inc. (a)	825	134,459
Humana, Inc.	1,494	264,274
Laboratory Corp. of America Holdings (a)	1,026	141,054
McKesson Corp.	2,271	378,689
Patterson Cos., Inc.	887	40,749
Quest Diagnostics, Inc.	1,435	121,444
UnitedHealth Group, Inc.	9,552	1,337,280
Universal Health Services, Inc., Class B	917	112,993

		4,887,524
Health Care Technology — 0.1%
Cerner Corp. (a)	2,967	183,212
Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	4,340	211,879

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure (continued)
Chipotle Mexican Grill, Inc. (a)	293	$124,085
Darden Restaurants, Inc.	1,266	77,631
Marriott International, Inc., Class A	3,277	220,640
McDonald’s Corp.	8,559	987,366
Royal Caribbean Cruises Ltd.	1,715	128,539
Starbucks Corp.	14,714	796,616
Wyndham Worldwide Corp.	1,139	76,689
Wynn Resorts Ltd.	831	80,956
Yum! Brands, Inc.	3,716	337,450

		3,041,851
Household Durables — 0.5%
DR Horton, Inc.	3,396	102,559
Garmin Ltd.	1,226	58,983
Harman International Industries, Inc.	734	61,986
Leggett & Platt, Inc.	1,408	64,177
Lennar Corp., Class A	1,882	79,684
Mohawk Industries, Inc. (a)	639	128,017
Newell Brands, Inc.	4,833	254,506
PulteGroup, Inc.	3,102	62,164
Whirlpool Corp.	756	122,593

		934,669
Household Products — 2.0%
Church & Dwight Co., Inc.	2,526	121,046
Clorox Co.	1,286	160,981
Colgate-Palmolive Co.	8,895	659,475
Kimberly-Clark Corp.	3,597	453,726
Procter & Gamble Co.	26,758	2,401,531

		3,796,759
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	6,698	86,069
NRG Energy, Inc.	3,283	36,802

		122,871
Industrial Conglomerates — 2.5%
3M Co.	6,060	1,067,954
General Electric Co.	89,852	2,661,416
Honeywell International, Inc.	7,617	888,066
Roper Technologies, Inc.	999	182,288

		4,799,724
Insurance — 2.6%
Aflac, Inc.	4,155	298,620
Allstate Corp.	3,766	260,532
American International Group, Inc.	10,195	604,971
Aon PLC	2,689	302,486
Arthur J. Gallagher & Co.	1,761	89,582
Assurant, Inc.	646	59,593
Chubb Ltd.	4,662	585,780
Cincinnati Financial Corp.	1,502	113,281
Hartford Financial Services Group, Inc.	3,915	167,640
Lincoln National Corp.	2,334	109,651
Loews Corp.	2,709	111,475
Marsh & McLennan Cos., Inc.	5,186	348,759
MetLife, Inc.	10,984	488,019
Principal Financial Group, Inc.	2,644	136,192
Progressive Corp.	5,816	183,204
Prudential Financial, Inc.	4,418	360,730
Torchmark Corp.	1,136	72,579
Travelers Cos., Inc.	2,892	331,279
Unum Group	2,433	85,909
Willis Towers Watson PLC	1,300	172,601
XL Group Ltd.	2,756	92,684

		4,975,567

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	3

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund

Common Stocks	Shares	Value
Internet & Catalog Retail — 0.2%
Netflix, Inc. (a)	4,259	$419,724
Internet & Direct Marketing Retail — 2.2%
Amazon.com, Inc. (a)	3,946	3,304,025
Expedia, Inc.	1,208	140,998
Priceline Group, Inc. (a)	498	732,802
TripAdvisor, Inc. (a)(c)	1,178	74,426

		4,252,251
Internet Software & Services — 4.5%
Akamai Technologies, Inc. (a)	1,784	94,534
Alphabet, Inc.:
Class A (a)	2,955	2,375,997
Class C (a)	2,958	2,299,224
eBay, Inc. (a)	10,525	346,273
Facebook, Inc., Class A (a)	23,280	2,986,126
VeriSign, Inc. (a)	961	75,189
Yahoo!, Inc. (a)	8,776	378,246

		8,555,589
IT Services — 3.7%
Accenture PLC, Class A	6,253	763,929
Alliance Data Systems Corp. (a)	598	128,289
Automatic Data Processing, Inc.	4,558	402,016
Cognizant Technology Solutions Corp., Class A (a)	6,049	288,598
CSRA, Inc.	1,428	38,413
Fidelity National Information Services, Inc.	3,284	252,966
Fiserv, Inc. (a)	2,218	220,624
Global Payments, Inc.	1,533	117,673
International Business Machines Corp.	8,721	1,385,331
MasterCard, Inc., Class A	9,617	978,722
Paychex, Inc.	3,170	183,448
PayPal Holdings, Inc. (a)	11,247	460,790
Teradata Corp. (a)	1,400	43,400
Total System Services, Inc.	1,629	76,807
Visa, Inc., Class A	18,922	1,564,849
Western Union Co. (c)	4,890	101,810
Xerox Corp.	8,531	86,419

		7,094,084
Leisure Products — 0.1%
Hasbro, Inc.	1,131	89,722
Mattel, Inc.	3,313	100,318
		190,040
Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.	3,336	157,092
Illumina, Inc. (a)	1,461	265,405
Mettler-Toledo International, Inc. (a)	267	112,095
PerkinElmer, Inc.	1,100	61,721
Thermo Fisher Scientific, Inc.	3,947	627,810
Waters Corp. (a)	789	125,049

		1,349,172
Machinery — 1.4%
Caterpillar, Inc.	5,859	520,103
Cummins, Inc.	1,588	203,502
Deere & Co. (c)	2,899	247,430
Dover Corp.	1,562	115,026
Flowserve Corp.	1,299	62,664
Fortive Corp.	2,980	151,682
Illinois Tool Works, Inc.	3,204	383,967
Ingersoll-Rand PLC	2,588	175,829
PACCAR, Inc.	3,548	208,551
Parker-Hannifin Corp.	1,321	165,825
Pentair PLC	1,671	107,345
Snap-on, Inc.	565	85,857

Common Stocks	Shares	Value
Machinery (continued)
Stanley Black & Decker, Inc.	1,492	$183,486
Xylem, Inc.	1,720	90,214

		2,701,481
Media — 2.9%
CBS Corp., Class B, Non-Voting Shares	4,079	223,284
Charter Communications, Inc., Class A (a)	2,159	582,865
Comcast Corp., Class A	24,073	1,597,003
Discovery Communications, Inc.:
Class A (a)	1,525	41,053
Class C (a)	2,248	59,145
Interpublic Group of Cos., Inc.	4,080	91,188
News Corp.:
Class A	3,904	54,578
Class B	1,142	16,239
Omnicom Group, Inc.	2,363	200,855
Scripps Networks Interactive, Inc., Class A (c)	973	61,776
TEGNA, Inc.	2,192	47,917
Time Warner, Inc.	7,801	621,038
Twenty-First Century Fox, Inc.:
Class A	10,666	258,330
Class B	4,884	120,830
Viacom, Inc., Class B	3,396	129,388
Walt Disney Co.	14,816	1,375,814

		5,481,303
Metals & Mining — 0.3%
Alcoa, Inc.	12,940	131,212
Freeport-McMoRan, Inc.	12,252	133,057
Newmont Mining Corp.	5,343	209,926
Nucor Corp.	3,193	157,894

		632,089
Multiline Retail — 0.5%
Dollar General Corp.	2,598	181,834
Dollar Tree, Inc. (a)	2,328	183,749
Kohl’s Corp.	1,800	78,750
Macy’s, Inc.	3,055	113,188
Nordstrom, Inc.	1,166	60,492
Target Corp.	5,764	395,872

		1,013,885
Multi-Utilities — 1.1%
Ameren Corp.	2,394	117,737
CenterPoint Energy, Inc.	4,158	96,590
CMS Energy Corp.	2,819	118,426
Consolidated Edison, Inc.	3,040	228,912
Dominion Resources, Inc.	6,273	465,896
DTE Energy Co.	1,764	165,234
NiSource, Inc.	3,292	79,370
Public Service Enterprise Group, Inc.	5,040	211,025
SCANA Corp.	1,396	101,029
Sempra Energy	2,505	268,511
WEC Energy Group, Inc.	3,117	186,646

		2,039,376
Oil, Gas & Consumable Fuels — 6.1%
Anadarko Petroleum Corp.	5,469	346,516
Apache Corp.	3,804	242,961
Cabot Oil & Gas Corp.	4,650	119,970
Chesapeake Energy Corp. (a)(c)	6,546	41,043
Chevron Corp.	18,921	1,947,349
Cimarex Energy Co.	952	127,920
Concho Resources, Inc. (a)	1,425	195,724
ConocoPhillips	12,413	539,593
Devon Energy Corp.	5,178	228,402
EOG Resources, Inc.	5,517	533,549

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
EQT Corp.	1,727	$125,415
Exxon Mobil Corp.	41,588	3,629,801
Hess Corp.	2,681	143,755
Kinder Morgan, Inc.	19,248	445,206
Marathon Oil Corp.	8,660	136,915
Marathon Petroleum Corp.	5,235	212,489
Murphy Oil Corp.	1,682	51,133
Newfield Exploration Co. (a)	1,999	86,877
Noble Energy, Inc.	4,207	150,358
Occidental Petroleum Corp.	7,664	558,859
ONEOK, Inc.	2,110	108,433
Phillips 66	4,456	358,931
Pioneer Natural Resources Co.	1,700	315,605
Range Resources Corp.	1,884	73,005
Southwestern Energy Co (a)	4,949	68,494
Spectra Energy Corp.	7,029	300,490
Tesoro Corp.	1,217	96,825
Valero Energy Corp.	4,684	248,252
Williams Cos., Inc.	6,847	210,408

		11,644,278
Personal Products — 0.1%
Estee Lauder Cos., Inc., Class A	2,180	193,061
Pharmaceuticals — 5.4%
Allergan PLC (a)	3,971	914,561
Bristol-Myers Squibb Co.	16,753	903,322
Eli Lilly & Co.	9,697	778,281
Endo International PLC (a)	2,047	41,247
Johnson & Johnson	27,420	3,239,125
Mallinckrodt PLC (a)(c)	1,080	75,362
Merck & Co., Inc.	27,737	1,731,066
Mylan NV (a)	4,610	175,733
Perrigo Co. PLC	1,453	134,155
Pfizer, Inc.	60,783	2,058,720
Zoetis, Inc.	4,961	258,022

		10,309,594
Professional Services — 0.3%
Dun & Bradstreet Corp.	377	51,506
Equifax, Inc.	1,174	157,997
Nielsen Holdings PLC	3,370	180,531
Robert Half International, Inc.	1,308	49,521
Verisk Analytics, Inc. (a)	1,559	126,716

		566,271
Real Estate Management & Development — 0.0%
CBRE Group, Inc., Class A (a)	2,996	83,828
Road & Rail — 0.8%
CSX Corp.	9,545	291,123
JB Hunt Transport Services, Inc.	900	73,026
Kansas City Southern	1,097	102,372
Norfolk Southern Corp.	2,962	287,492
Ryder System, Inc.	568	37,460
Union Pacific Corp.	8,351	814,473

		1,605,946
Semiconductors & Semiconductor Equipment — 3.2%
Analog Devices, Inc.	3,035	195,606
Applied Materials, Inc.	10,884	328,153
Broadcom Ltd.	3,966	684,214
First Solar, Inc. (a)	774	30,565
Intel Corp.	47,400	1,789,350
KLA-Tencor Corp.	1,514	105,541
Lam Research Corp. (c)	1,566	148,316
Linear Technology Corp.	2,350	139,331

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Microchip Technology, Inc. (c)	2,148	$133,477
Micron Technology, Inc. (a)	10,475	186,245
NVIDIA Corp. (c)	5,364	367,541
Qorvo, Inc. (a)	1,303	72,629
QUALCOMM, Inc.	14,768	1,011,608
Skyworks Solutions, Inc.	1,899	144,590
Texas Instruments, Inc.	10,061	706,081
Xilinx, Inc.	2,500	135,850

		6,179,097
Software — 4.3%
Activision Blizzard, Inc.	6,836	302,835
Adobe Systems, Inc. (a)	4,964	538,793
Autodesk, Inc. (a)	1,957	141,550
CA, Inc.	3,150	104,202
Citrix Systems, Inc. (a)	1,568	133,625
Electronic Arts, Inc. (a)	3,045	260,043
Intuit, Inc.	2,457	270,295
Microsoft Corp. (d)	78,151	4,501,498
Oracle Corp.	30,164	1,184,842
Red Hat, Inc. (a)	1,798	145,332
salesforce.com, Inc. (a)	6,455	460,435
Symantec Corp.	6,029	151,328

		8,194,778
Specialty Retail — 2.5%
Advance Auto Parts, Inc.	722	107,665
AutoNation, Inc. (a)	724	35,266
AutoZone, Inc. (a)	293	225,124
Bed Bath & Beyond, Inc.	1,635	70,485
Best Buy Co., Inc. (c)	2,854	108,966
CarMax, Inc. (a)	1,914	102,112
Foot Locker, Inc.	1,400	94,808
Gap, Inc. (c)	2,340	52,042
Home Depot, Inc.	12,381	1,593,187
L Brands, Inc.	2,409	170,485
Lowe’s Cos., Inc.	8,770	633,282
O’Reilly Automotive, Inc. (a)	965	270,306
Ross Stores, Inc.	4,012	257,972
Signet Jewelers Ltd.	777	57,910
Staples, Inc.	6,626	56,652
Tiffany & Co.	1,081	78,513
TJX Cos., Inc.	6,581	492,127
Tractor Supply Co.	1,310	88,229
Ulta Salon Cosmetics & Fragrance, Inc. (a)	588	139,932
Urban Outfitters, Inc. (a)	856	29,549

		4,664,612
Technology Hardware, Storage & Peripherals — 3.7%
Apple Inc.	54,029	6,107,978
Hewlett Packard Enterprise Co.	16,605	377,764
Hewlett-Packard Co. (a)	17,072	265,128
NetApp, Inc.	2,870	102,803
Seagate Technology PLC	2,889	111,371
Western Digital Corp.	2,851	166,698

		7,131,742
Textiles, Apparel & Luxury Goods — 0.8%
Coach, Inc.	2,713	99,187
Hanesbrands, Inc.	3,834	96,809
Michael Kors Holdings Ltd. (a)	1,695	79,309
NIKE, Inc., Class B	13,526	712,144
PVH Corp.	789	87,185
Ralph Lauren Corp.	582	58,863
Under Armour, Inc., Class A (a)(c)	1,793	69,353

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	5

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund

Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Under Armour, Inc., Class C (a)	1,805	$61,117
VF Corp.	3,382	189,561

		1,453,528
Tobacco — 1.7%
Altria Group, Inc.	19,596	1,239,055
Philip Morris International, Inc.	15,561	1,512,840
Reynolds American, Inc.	8,264	389,648

		3,141,543
Trading Companies & Distributors — 0.2%
Fastenal Co.	2,928	122,332
United Rentals, Inc. (a)	900	70,641
W.W. Grainger, Inc. (c)	572	128,608

		321,581
Water Utilities — 0.1%
American Water Works Co., Inc.	1,735	129,847
Total Long-Term Investments (Cost — $68,654,630) — 98.5%		187,830,286

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.20% (b)(e)	2,697,274	$ 2,697,274
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.51% (b)(e)(f)	$ 2,112	2,111,847
Total Short-Term Securities (Cost — $4,809,121) — 2.5%		4,809,121
Total Investments (Cost — $73,463,751*) — 101.0%		192,639,407
Liabilities in Excess of Other Assets — (1.0)%		(1,931,580)

Net Assets — 100.0%		$190,707,827

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$78,905,562

Gross unrealized appreciation	$115,705,071
Gross unrealized depreciation	(1,971,226)

Net unrealized appreciation	$113,733,845

(a)	Non-income producing security.

(b)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2016	Value at September 30, 2016	Income	Realized Gain
BlackRock, Inc.	1,316	—	(92)	1,224	$ 443,651	$8,707	$13,222
BlackRock Liquidity Funds, TempFund, Institutional Class	2,417,775	—	(2,417,775)[2]	—	—	10,602	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	2,697,274[1]	—	2,697,274	2,697,274	983	—
BlackRock Liquidity Series, LLC, Money Market Series	$4,672,922	—	(2,561,075)[3]	$2,111,847	2,111,847	13,623[4]	—
PNC Financial Services Group, Inc.	5,319	—	(394)	4,925	443,693	7,929	17,935
Total					$5,696,465	$41,844	$31,157

[1]	Represents net shares purchased.

[2]	Represents net shares sold.

[3]	Represents net beneficial interest sold.

[4]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Security, or a portion of security, is on loan.

(d)	All or a portion of security has been pledged in connection with outstanding futures contracts.

(e)	Current yield as of period end.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

6	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016

Schedule of Investments (concluded)	BlackRock S&P 500 Index V.I. Fund

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

      Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Depreciation
27	S&P 500 E-Mini Index	December 2016	$2,916,540	$(22,486)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodolgies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$187,830,286	—	—	$187,830,286
Short-Term Securities	2,697,274	$2,111,847	—	4,809,121

Total	$190,527,560	$2,111,847	—	$192,639,407

[1] See above Schedule of Investments for values in each industry.

Derivative Financial Instruments[2]
Liabilities:
Equity contracts	$(22,486)	—	—	$(22,486)

[2]	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, collateral on securities loaned at value of $2,111,847 is categorized as Level 2 within the disclosure hierarchy.

During the period ended September 30, 2016, there were no transfers between levels.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	7

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock Total Return V.I. Fund
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
ACAS CLO Ltd., Series 2012-1A, Class BR, 3.18%, 9/20/23 (a)(b)	USD	250	$249,999
ACE Securities Corp. Home Equity Loan Trust, Series 2003-OP1, Class A2, 1.24%, 12/25/33 (b)		122	103,837
Ajax Mortgage Loan Trust, Series 2016-B, Class A, 4.00%, 9/25/65 (a)(c)		107	107,013
ALM V Ltd., Series 2012-5A, Class A2R, 2.83%, 10/18/27 (a)(b)		250	248,782
ALM XIV Ltd., Series 2014-14A, Class A1, 2.17%, 7/28/26 (a)(b)		1,250	1,250,625
AMMC CLO 18 Ltd., Series 2016-18A, Class AL1, 2.24%, 5/26/28 (a)(b)		170	170,000
AMMC CLO IX Ltd., Series 2011-9A, Class B1R, 3.18%, 1/15/22 (a)(b)		290	290,435
AMMC CLO XII Ltd., Series 2013-12A, Class B, 2.71%, 5/10/25 (a)(b)		500	496,237
Anchorage Capital CLO Ltd., Series 2013-1A, Class A2A, 2.42%, 7/13/25 (a)(b)		250	247,443
Apidos CLO XI, Series 2012-11A, Class C, 3.78%, 1/17/23 (a)(b)		500	500,111
Apidos CLO XII, Series 2013-12A, Class A, 1.78%, 4/15/25 (a)(b)		500	496,050
Apidos CLO XV, Series 2013-15A, Class A1, 2.05%, 10/20/25 (a)(b)		500	498,739
Arbor Realty Commercial Real Estate Notes Ltd., Series 2016-FL1A, Class A, 2.20%, 9/15/26 (a)(b)		130	130,000
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, 0.77%, 5/25/35 (b)		71	56,717
Atlas Senior Loan Fund IV Ltd., Series 2013-2A, Class A1L, 2.32%, 2/17/26 (a)(b)		250	250,000
B2R Mortgage Trust:
Series 2015-1, Class A1, 2.52%, 5/15/48 (a)		91	90,733
Series 2015-2, Class A, 3.34%, 11/15/48 (a)		98	100,499
Babson CLO Ltd., Series 2013-IA, Class A, 1.80%, 4/20/25 (a)(b)		250	249,063
BankAmerica Manufactured Housing Contract Trust, Series 1998-2, Class B1, 7.93%, 12/10/25 (b)		300	282,466
Battalion CLO IV Ltd., Series 2013-4A, Class A1, 2.10%, 10/22/25 (a)(b)		250	249,485
Bayview Financial Revolving Asset Trust:
Series 2004-B, Class A1, 1.52%, 5/28/39 (a)(b)		167	123,284
Series 2005-E, Class A1, 1.49%, 12/28/40 (a)(b)		119	89,155
Bayview Opportunity Master Fund IIa Trust, Series 2016-RPL3, Class A1, 3.47%, 7/28/31 (a)(c)		215	214,470

Asset-Backed Securities		Par (000)	Value
Bayview Opportunity Master Fund IIIa Trust, Series 2016-RN3, Class A1, 3.60%, 9/28/31 (a)(c)	USD	540	$540,000
BCMSC Trust:
Series 2000-A, Class A2, 7.58%, 6/15/30 (b)		40	19,349
Series 2000-A, Class A3, 7.83%, 6/15/30 (b)		37	18,567
Series 2000-A, Class A4, 8.29%, 6/15/30 (b)		64	33,758
Bear Stearns Asset-Backed Securities I Trust:
Series 2006-HE10, Class 22A, 0.66%, 12/25/36 (b)		78	66,826
Series 2007-FS1, Class 1A3, 0.69%, 5/25/35 (b)		86	73,298
Series 2007-HE2, Class 23A, 0.66%, 3/25/37 (b)		69	53,957
Series 2007-HE3, Class 1A4, 0.87%, 4/25/37 (b)		212	131,567
Bear Stearns Asset-Backed Securities Trust, Series 2005-4, Class M2, 1.32%, 1/25/36 (b)		29	27,955
Benefit Street Partners CLO Ltd., Series 2012-IA, Class A2R, 2.93%, 10/15/25 (a)(b)		500	503,450
BlueMountain CLO Ltd.:
Series 2013-2A, Class A, 1.90%, 1/22/25 (a)(b)		250	249,134
Series 2013-3A, Class A, 2.15%, 10/29/25 (a)(b)		250	249,643
Series 2013-4A, Class A, 2.18%, 4/15/25 (a)(b)		250	250,000
Canyon Capital CLO Ltd., Series 2006-1A, Class A1, 0.90%, 12/15/20 (a)(b)		209	205,728
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class A, 2.09%, 1/20/25 (a)(b)		300	299,992
Carrington Mortgage Loan Trust:
Series 2006-FRE2, Class A2, 0.64%, 10/25/36 (b)		91	54,764
Series 2006-FRE2, Class A3, 0.68%, 10/25/36 (b)		206	136,920
Series 2006-FRE2, Class A5, 0.60%, 10/25/36 (b)		31	18,350
Series 2006-NC2, Class A3, 0.67%, 6/25/36 (b)		585	539,714
Series 2007-HE1, Class A2, 0.67%, 6/25/37 (b)		605	558,215
Series 2007-RFC1, Class A4, 0.74%, 12/25/36 (b)		100	58,086

Portfolio Abbreviations

AGM	Assurance Guaranty Municipal Corp.	GBP	British Pound	NOK	Norwegian Krone
AMBAC	AMBAC Assurance Corp.	GO	General Obligation	NZD	New Zealand Dollar
AUD	Australian Dollar	HUF	Hungarian Forint	OTC	Over-the-counter
BRL	Brazilian Real	IDR	Indonesian Rupiah	RB	Revenue Bonds
BZDIOVER	Overnight Brazil CETIP Interbank Rate	INR	Indian Rupee	RUB	Russian Ruble
CAD	Canadian Dollar	JPY	Japanese Yen	SEK	Swedish Krona
CLO	Collateralized Loan Obligation	KRW	South Korean Won	TBA	To-be-announced
CNH	Chinese Yuan Offshore	LIBOR	London Interbank Offered Rate	TRY	Turkish Lira
CNY	Chinese Yuan	MXN	Mexican Peso	TWD	Taiwan New Dollar
COP	Colombian Peso	MXIBTIIE	Mexican Equilibrium Interbank Interest Rate	USD	U.S. Dollar
EUR	Euro	MYR	Malaysian Ringgit	ZAR	South African Rand

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Asset-Backed Securities		Par (000)	Value
C-BASS Trust:
Series 2006-CB7, Class A4, 0.68%, 10/25/36 (b)	USD	75	$50,274
Series 2006-CB9, Class A2, 0.63%, 11/25/36 (b)		41	25,275
Series 2006-CB9, Class A4, 0.75%, 11/25/36 (b)		18	11,717
Series 2007-CB1, Class AF2, 3.94%, 1/25/37 (c)		197	99,378
Series 2007-CB5, Class A2, 0.66%, 4/25/37 (b)		71	52,129
CHLUPA Trust, Series 2013-VM, Class A, 3.33%, 8/15/20 (a)		40	40,149
CIFC Funding Ltd.:
Series 2014-2A, Class A1L, 2.31%, 5/24/26 (a)(b)		500	499,987
Series 2014-3A, Class C1, 3.50%, 7/22/26 (a)(b)		250	249,784
Series 2014-5A, Class A1, 2.26%, 1/17/27 (a)(b)		520	520,309
Citigroup Mortgage Loan Trust, Series 2006-NC1, Class A2D, 0.77%, 8/25/36 (b)		100	77,341
Colony American Homes, Series 2015-1A, Class A, 1.71%, 7/17/32 (a)(b)		100	99,819
Conseco Finance Securitizations Corp., Series 2000-4, Class A6, 8.31%, 5/01/32 (b)		156	96,246
Conseco Financial Corp.:
Series 1997-3, Class M1, 7.53%, 3/15/28 (b)		65	63,984
Series 1999-5, Class A5, 7.86%, 3/01/30 (b)		54	46,112
Series 1999-5, Class A6, 7.50%, 3/01/30 (b)		39	32,146
Countrywide Asset-Backed Certificates:
Series 2003-BC3, Class A2, 1.14%, 9/25/33 (b)		127	119,888
Series 2004-5, Class A, 1.42%, 10/25/34 (b)		143	140,999
Series 2006-S10, Class A3, 0.84%, 10/25/36 (b)		75	64,657
Series 2006-SPS1, Class A, 0.74%, 12/25/25 (b)		4	4,068
Series 2007-S3, Class A3, 0.90%, 5/25/37 (b)		103	82,052
Credit-Based Asset Servicing & Securitization LLC:
Series 2006-SL1, Class A2, 6.06%, 9/25/36 (a)(c)		95	26,570
Series 2007-CB6, Class A4, 0.87%, 7/25/37 (a)(b)		73	46,458
Series 2007-RP1, Class A, 0.84%, 5/25/46 (a)(b)		53	42,351
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB2, Class AF4, 3.49%, 12/25/36 (c)		21	15,896
CWABS Asset-Backed Certificates Trust, Series 2006-11, Class 3AV2, 0.68%, 9/25/46 (b)		15	13,826
CWABS Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, 0.79%, 3/15/34 (b)		56	44,123
CWHEQ Home Equity Loan Trust:
Series 2006-S5, Class A4, 5.84%, 6/25/35		21	21,062
Series 2006-S5, Class A5, 6.16%, 6/25/35		18	16,486
Series 2007-S1, Class A3, 5.81%, 11/25/36 (b)		88	86,914

Asset-Backed Securities		Par (000)	Value
CWHEQ Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4Q1B, 0.81%, 12/15/33 (a)(b)	USD	35	$29,217
CWHEQ Revolving Home Equity Loan Resuritization Trust, Series 2006-RES, Class 5B1B, 0.70%, 5/15/35 (a)(b)		24	20,272
CWHEQ Revolving Home Equity Loan Trust, Series 2005-B, Class 2A, 0.69%, 5/15/35 (b)		46	39,028
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44 (a)		221	216,670
Dryden XXV Senior Loan Fund, Series 2012-25A, Class A, 2.06%, 1/15/25 (a)(b)		260	260,045
Eastland CLO Ltd., Series 2007-1A, Class A2A, 0.99%, 5/01/22 (a)(b)		175	174,387
Finn Square CLO Ltd., Series 2012-1A, Class A2R, 2.54%, 12/24/23 (a)(b)		250	250,000
First Franklin Mortgage Loan Trust, Series 2006-FF5, Class 2A3, 0.68%, 4/25/36 (b)		47	41,053
Flatiron CLO Ltd., Series 2011-1A, Class A, 2.23%, 1/15/23 (a)(b)		198	197,636
GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-2, Class A2C, 0.77%, 12/25/35 (b)		37	35,334
GFT Mortgage Loan Trust, Series 2015-GFT2, Class A, 4.34%, 6/25/59 (a)(c)		86	86,290
GMACM Home Equity Loan Trust, Series 2006-HE4, Class A2, 0.70%, 12/25/36 (b)		172	155,096
GSAA Trust, Series 2007-2, Class AF3, 5.92%, 3/25/37 (b)		33	15,047
GSAMP Trust:
Series 2006-FM2, Class A2B, 0.64%, 9/25/36 (b)		90	43,290
Series 2007-H1, Class A1B, 0.72%, 1/25/47 (b)		35	23,325
GT Loan Financing I Ltd., Series 2013-1A, Class A, 2.01%, 10/28/24 (a)(b)		250	249,314
Highbridge Loan Management Ltd.:
Series 2012-1AR, Class A2R, 2.90%, 9/20/22 (a)(b)		250	250,348
Series 6A-2015, Class A, 2.23%, 5/05/27 (a)(b)		250	249,435
Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-A, Class M2, 2.51%, 7/25/34 (b)		36	34,206
Home Equity Mortgage Trust, Series 2006-2, Class 1A1, 5.87%, 7/25/36 (c)		93	40,901
Home Loan Mortgage Loan Trust, Series 2005-1, Class A3, 0.87%, 4/15/36 (b)		38	34,001
Invitation Homes Trust:
Series 2014-SFR1, Class A, 1.51%, 6/17/31 (a)(b)		98	97,369
Series 2014-SFR2, Class C, 2.73%, 9/17/31 (a)(b)		150	150,648
Series 2014-SFR3, Class A, 1.71%, 12/17/31 (a)(b)		100	99,815
Series 2014-SFR3, Class D, 3.51%, 12/17/16 (a)(b)		100	100,926
Series 2015-SFR3, Class A, 1.81%, 8/17/32 (a)(b)		99	99,182
Series 2015-SFR3, Class E, 4.26%, 8/17/17 (a)(b)		100	100,361

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Asset-Backed Securities		Par (000)	Value
JPMorgan Mortgage Acquisition Trust:
Series 2006-CW1, Class M1, 0.79%, 5/25/36 (b)	USD	100	$80,936
Series 2006-WF1, Class A3A, 5.83%, 7/25/36 (c)		311	174,015
Series 2006-WF1, Class A5, 6.41%, 7/25/36 (c)		68	38,200
Series 2006-WF1, Class A6, 6.00%, 7/25/36 (c)		62	34,820
LCM XI LP, Series 11A, Class B, 2.84%, 4/19/22 (a)(b)		250	249,989
LCM XVIII LP, Series 18A, Class B1, 3.00%, 4/20/27 (a)(b)		250	250,051
Lehman ABS Manufactured Housing Contract Trust:
Series 2001-B, Class M1, 6.63%, 4/15/40 (b)		90	95,630
Series 2001-B, Class M2, 7.17%, 4/15/40 (b)		270	199,450
Litigation Fee Residual Funding LLC, Series 2015-1, Class A, 4.00%, 10/01/27 (a)		121	120,360
Long Beach Mortgage Loan Trust:
Series 2006-10, Class 2A3, 0.68%, 11/25/36 (b)		102	48,747
Series 2006-10, Class 2A4, 0.74%, 11/25/36 (b)		77	36,991
Series 2006-2, Class 2A3, 0.71%, 3/25/46 (b)		749	358,182
Series 2006-2, Class 2A4, 0.81%, 3/25/46 (b)		64	31,411
Series 2006-3, Class 2A3, 0.70%, 5/25/46 (b)		271	116,923
Series 2006-4, Class 2A4, 0.78%, 5/25/36 (b)		66	32,480
Series 2006-9, Class 2A3, 0.68%, 10/25/36 (b)		124	55,199
Series 2006-9, Class 2A4, 0.75%, 10/25/36 (b)		146	65,940
Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class B2, 3.78%, 3/25/32 (b)		40	40,575
Madison Park Funding X Ltd.:
Series 2012-10A, Class A2, 2.10%, 1/20/25 (a)(b)		250	248,858
Series 2012-10A, Class B1, 3.05%, 1/20/25 (a)(b)		250	250,500
Madison Park Funding XI Ltd., Series 2013-11A, Class A1B, 2.16%, 10/23/25 (a)(b)		250	249,982
MASTR Specialized Loan Trust, Series 2006-3, Class A, 0.78%, 6/25/46 (a)(b)		24	20,621
Merrill Lynch Mortgage Investors Trust, Series 2006-RM3, Class A2B, 0.61%, 6/25/37 (b)		30	9,236
Morgan Stanley ABS Capital I, Inc., Trust, Series 2005-HE1, Class A2MZ, 1.12%, 12/25/34 (b)		155	142,255
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A2, 0.63%, 11/25/36 (b)		38	17,771
Mountain Hawk I CLO Ltd., Series 2013-1A, Class B1, 2.88%, 1/20/24 (a)(b)		250	247,700
Navient Private Education Loan Trust:
Series 2014-AA, Class A2B, 1.77%, 2/15/29 (a)(b)		670	672,193
Series 2014-CTA, Class B, 2.26%, 10/17/44 (a)(b)		200	189,133
Series 2015-AA, Class A2B, 1.72%, 12/15/28 (a)(b)		100	100,850

Asset-Backed Securities		Par (000)	Value
Series 2015-AA, Class A3, 2.21%, 11/15/30 (a)(b)	USD	203	$208,312
Series 2016-AA, Class A2B, 2.66%, 12/15/45 (a)(b)		110	114,900
Series 2016-AA, Class B, 3.50%, 12/16/58 (a)		100	96,312
Neuberger Berman CLO XVI Ltd., Series 2014-16A, Class B2R, 2.83%, 4/15/26 (a)(b)		250	250,000
NextGear Floorplan Master Owner Trust, Series 2015-1A, Class B, 2.26%, 7/15/19 (a)(b)		100	99,466
Northwoods Capital IX Ltd., Series 2012-9A, Class A, 2.10%, 1/18/24 (a)(b)		260	259,750
Oakwood Mortgage Investors, Inc.:
Series 2001-D, Class A2, 5.26%, 1/15/19 (b)		29	23,028
Series 2001-D, Class A4, 6.93%, 9/15/31 (b)		17	14,646
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A, 1.80%, 7/17/25 (a)(b)		260	256,750
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A2R, 2.31%, 10/25/25 (a)(b)		250	250,000
OHA Credit Partners VII Ltd., Series 2012-7A, Class A, 2.23%, 11/20/23 (a)(b)		250	249,996
OHA Loan Funding Ltd., Series 2013-2A, Class A, 2.09%, 8/23/24 (a)(b)		225	224,411
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (a)		119	118,658
Series 2014-1A, Class B, 3.24%, 6/18/24 (a)		350	352,473
Series 2014-2A, Class B, 3.02%, 9/18/24 (a)		100	99,859
Series 2014-2A, Class D, 5.31%, 9/18/24 (a)		200	200,581
Option One Mortgage Acceptance Corp. Asset-Backed Certificates, Series 2003-4, Class A2, 1.16%, 7/25/33 (b)		220	205,337
OZLM Funding IV Ltd., Series 2013-4A, Class A1, 1.85%, 7/22/25 (a)(b)		390	387,153
OZLM Funding Ltd., Series 2012-2A, Class A1, 2.24%, 10/30/23 (a)(b)		360	360,000
Palmer Square Loan Funding Ltd., Series 2016-2A, Class B, 3.78%, 6/21/24 (a)(b)		250	249,969
Pretium Mortgage Credit Partners I LLC, Series 2016-NPL3, Class A1, 4.38%, 5/27/31 (a)(c)		230	232,124
Progress Residential Trust:
Series 2016-SFR1, Class A, 1.98%, 9/17/33 (a)(b)		100	101,087
Series 2016-SFR1, Class E, 4.38%, 9/17/33 (a)(b)		100	100,675
PRPM 2015-1 LLC, Series 2016-1A, Class A1, 4.00%, 9/25/18 (a)(c)		100	100,000
Race Point VIII CLO Ltd., Series 2013-8A, Class A, 2.06%, 2/20/25 (a)(b)		250	249,973
Race Point X CLO Ltd., Series 2016-10A, Class A, 2.23%, 7/25/28 (a)(b)		250	250,375
RASC Trust, Series 2003-KS5, Class AIIB, 1.10%, 7/25/33 (b)		78	69,798
RCO Mortgage LLC, Series 2015-NQM1, Class A, 3.99%, 11/25/45 (a)(b)		41	40,824
Scholar Funding Trust, Series 2011-A, Class A, 1.64%, 10/28/43 (a)(b)		121	116,034
SG Mortgage Securities Trust, Series 2006-OPT2, Class A3D, 0.73%, 10/25/36 (b)		100	64,103

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	3

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Asset-Backed Securities		Par (000)	Value
SLM Private Credit Student Loan Trust:
Series 2004-B, Class A2, 1.05%, 6/15/21 (b)	USD	43	$42,543
Series 2004-B, Class A3, 1.18%, 3/15/24 (b)		450	424,794
Series 2006-C, Class A4, 0.82%, 3/15/23 (b)		29	28,776
SLM Private Education Loan Trust:
Series 2011-B, Class A3, 2.76%, 6/16/42 (a)(b)		100	104,201
Series 2012-A, Class A1, 1.91%, 8/15/25 (a)(b)		104	104,722
SMB Private Education Loan Trust:
Series 2014-A, Class A1, 1.01%, 9/15/21 (a)(b)		58	57,694
Series 2014-A, Class A3, 2.01%, 4/15/32 (a)(b)		300	301,576
Series 2015-A, Class A2A, 2.49%, 6/15/27 (a)		200	203,673
Series 2015-A, Class A3, 2.01%, 2/17/32 (a)(b)		100	100,513
Series 2015-B, Class A3, 2.26%, 5/17/32 (a)(b)		560	571,221
Series 2015-B, Class B, 3.50%, 12/17/40 (a)		100	97,979
Series 2015-C, Class A3, 2.46%, 8/16/32 (a)(b)		100	103,736
Series 2016-A, Class A2A, 2.70%, 5/15/31 (a)		700	713,367
Series 2016-A, Class A2B, 2.01%, 5/15/31 (a)(b)		170	172,479
Series 2016-B, Class A2A, 2.43%, 2/17/32 (a)		122	122,282
Series 2016-B, Class A2B, 1.94%, 2/17/32 (a)(b)		160	161,898
Sound Point CLO XI Ltd., Series 2016-1A, Class A, 2.18%, 7/20/28 (a)(b)		250	250,925
Sound Point CLO XII Ltd., Series 2016-2A, Class A, 2.14%, 10/20/28 (a)(b)		250	250,625
Soundview Home Loan Trust, Series 2004-WMC1, Class M2, 1.32%, 1/25/35 (b)		8	7,376
SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 4/25/29 (a)		360	360,000
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1, 0.82%, 1/25/35 (b)		192	176,978
Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, 3.72%, 11/16/44 (a)(c)		28	27,701
SWAY Residential Trust, Series 2014-1, Class A, 1.83%, 1/17/32 (a)(b)		193	193,445
Symphony CLO XII Ltd.:
Series 2013-12A, Class A, 1.98%, 10/15/25 (a)(b)		255	253,999
Series 2013-12A, Class C, 3.43%, 10/15/25 (a)(b)		250	250,071
Symphony CLO XV Ltd., Series 2014-15A, Class B1, 2.88%, 10/17/26 (a)(b)		250	250,001
THL Credit Wind River CLO Ltd., Series 2014-2A, Class A2, 1.83%, 7/15/26 (a)(b)		250	249,949
TICP CLO III Ltd., Series 2014-3A, Class A, 2.24%, 1/20/27 (a)(b)		250	249,891
Tricon American Homes Trust, Series 2015-SFR1, Class A, 1.78%, 5/17/32 (a)(b)		100	99,358
U.S. Residential Opportunity Fund II Trust:
Series 2016-1II, Class A, 3.47%, 7/27/36 (a)(c)		100	99,729

Asset-Backed Securities		Par (000)	Value
Series 2016-2II, Class A, 3.47%, 8/27/36 (a)(c)	USD	228	$228,489
U.S. Residential Opportunity Fund III Trust:
Series 2016-1III, Class A, 3.47%, 7/27/36 (a)(c)		256	256,275
Series 2016-2III, Class A, 3.47%, 8/27/36 (a)(c)		614	613,799
U.S. Residential Opportunity Fund IV Trust:
Series 2016-1IV, Class A, 3.47%, 7/27/36 (a)(c)		455	454,913
Series 2016-2IV, Class A, 3.47%, 8/27/36 (a)(c)		375	374,756
Venture XIX CLO Ltd., Series 2014-19A, Class A, 2.28%, 1/15/27 (a)(b)		250	250,058
Venture XVIII CLO Ltd., Series 2014-18A, Class A, 2.13%, 10/15/26 (a)(b)		315	314,712
VOLT L LLC, Series 2016-NP10, Class A1, 3.50%, 9/25/19 (a)(c)		460	460,000
VOLT XLIV LLC, Series 2016-NPL4, Class A1, 4.25%, 4/25/46 (a)(c)		90	90,798
VOLT XLVI LLC, Series 2016-NPL6, Class A1, 3.84%, 6/25/46 (a)(c)		546	549,343
VOLT XLVII LLC, Series 2016-NPL7, Class A1, 3.75%, 6/25/46 (a)(c)		621	623,314
VOLT XLVIII LLC, Series 2016-NPL8, Class A1, 3.50%, 7/25/46 (a)(c)		216	215,642
VOLT XXXV, Series 2016-NPL9, Class A1, 3.50%, 9/25/46 (a)(c)		416	415,972
Voya Investment Management CLO Ltd., Series 2013-2A, Class A1, 1.86%, 4/25/25 (a)(b)		250	248,794
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE2A, Class A, 0.66%, 7/25/37 (a)(b)		132	115,114
Washington Mutual Asset-Backed Certificates, Series 2006-HE4, Class 2A2, 0.70%, 9/25/36 (b)		187	94,726
Washington Mutual Asset-Backed Certificates Trust, Series 2006-HE5, Class 1A, 0.68%, 10/25/36 (b)		86	65,227
WVUE, Series 2015-1A, Class A, 4.50%, 9/25/20 (a)(c)		60	60,903
Total Asset-Backed Securities — 11.5%			37,357,541

Corporate Bonds		Par (000)	Value
Aerospace & Defense — 0.2%
BAE Systems Holdings, Inc.:
2.85%, 12/15/20 (a)		39	39,919
3.85%, 12/15/25 (a)		25	26,584
4.75%, 10/07/44 (a)		8	8,846
Boeing Co.:
2.20%, 10/30/22		11	11,180
2.60%, 10/30/25		16	16,504
Lockheed Martin Corp.:
3.10%, 1/15/23		16	16,873
3.55%, 1/15/26		44	47,546
3.60%, 3/01/35		68	69,701
4.50%, 5/15/36		18	20,483
4.07%, 12/15/42		94	100,696
4.70%, 5/15/46		50	59,406
Northrop Grumman Corp., 3.85%, 4/15/45		38	39,428
United Technologies Corp.:
1.78%, 5/04/18 (c)		284	285,548
4.15%, 5/15/45		58	64,200

			806,914

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Corporate Bonds		Par (000)	Value
Air Freight & Logistics — 0.2%
FedEx Corp.:
4.90%, 1/15/34	USD	185	$212,253
3.90%, 2/01/35		27	27,783
4.10%, 2/01/45		88	91,254
4.75%, 11/15/45		54	61,683
4.55%, 4/01/46		94	104,414

			497,387
Airlines — 0.2%
American Airlines Group, Inc., 4.63%, 3/01/20 (a)		69	69,690
American Airlines Pass-Through Trust, Series 2015-1, Class A, 3.38%, 5/01/27		256	262,203
Southwest Airlines Co.:
2.75%, 11/06/19		33	34,044
2.65%, 11/05/20		81	83,127
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 9/15/28 (a)		39	37,328
United Airlines Pass-Through Trust, Series 2014-1, Class B, 4.75%, 10/11/23		17	17,610

			504,002
Auto Components — 0.1%
BorgWarner, Inc., 3.38%, 3/15/25		67	68,535
Delphi Automotive PLC:
4.25%, 1/15/26		100	108,938
4.40%, 10/01/46		62	63,293

			240,766
Automobiles — 0.0%
Daimler Finance North America LLC, 2.45%, 5/18/20 (a)		150	153,167
Banks — 3.1%
Bank of America Corp.:
2.25%, 4/21/20		501	504,449
3.30%, 1/11/23		202	209,104
3.88%, 8/01/25		558	596,121
4.88%, 4/01/44		22	25,496
BB&T Corp., 2.45%, 1/15/20		96	98,240
Citigroup, Inc.:
1.80%, 2/05/18		142	142,358
2.50%, 9/26/18		191	194,031
2.50%, 7/29/19		453	462,219
3.50%, 5/15/23		114	117,117
3.88%, 3/26/25		135	139,321
4.13%, 7/25/28		317	322,271
Cooperatieve Rabobank UA, 4.38%, 8/04/25		250	263,819
Fifth Third Bank, 2.25%, 6/14/21		216	219,607
HSBC Holdings PLC, 2.65%, 1/05/22		928	924,842
JPMorgan Chase & Co.:
1.35%, 2/15/17		225	225,108
2.20%, 10/22/19		71	72,113
2.75%, 6/23/20		42	43,220
2.55%, 10/29/20		205	208,802
3.88%, 9/10/24		261	274,774
3.90%, 7/15/25		196	211,350
3.20%, 6/15/26		465	477,229
4.25%, 10/01/27		95	101,929
Royal Bank of Scotland Group PLC, 3.88%, 9/12/23		752	739,963
Santander UK Group Holdings PLC, 2.88%, 8/05/21		1,260	1,259,487
U.S. Bancorp:
2.95%, 7/15/22		190	197,940
3.10%, 4/27/26		136	140,487
2.38%, 7/22/26		370	365,424

Corporate Bonds		Par (000)	Value
Banks (continued)
Washington Mutual Bank:
0.00%, 5/01/09 (b)(d)(e)	USD	500	$108,125
0.00%, 11/06/09 (d)(e)		300	64,875
5.55%, 6/16/20 (d)(e)		250	54,063
Wells Fargo & Co.:
2.60%, 7/22/20		77	78,562
2.55%, 12/07/20		95	96,864
2.10%, 7/26/21		630	627,842
3.55%, 9/29/25		175	184,830
3.00%, 4/22/26		178	179,674
3.90%, 5/01/45		130	133,747
4.90%, 11/17/45		51	56,152

			10,121,555
Beverages — 0.7%
Anheuser-Busch InBev Finance, Inc.:
2.65%, 2/01/21		316	326,079
3.30%, 2/01/23		185	195,269
3.65%, 2/01/26		988	1,061,112
4.70%, 2/01/36		75	86,233
4.90%, 2/01/46		110	130,876
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42		35	35,032
Molson Coors Brewing Co.:
3.00%, 7/15/26		197	198,364
5.00%, 5/01/42		25	28,955
4.20%, 7/15/46		71	73,978
PepsiCo, Inc., 4.45%, 4/14/46		140	165,763

			2,301,661
Biotechnology — 0.8%
AbbVie, Inc.:
2.50%, 5/14/20		439	447,549
2.90%, 11/06/22		106	108,692
4.50%, 5/14/35		38	40,497
Amgen, Inc.:
2.13%, 5/01/20		107	108,627
4.40%, 5/01/45		322	338,237
4.66%, 6/15/51 (a)		200	213,759
Biogen, Inc.:
2.90%, 9/15/20		44	45,696
3.63%, 9/15/22		76	81,403
4.05%, 9/15/25		63	68,591
5.20%, 9/15/45		50	58,813
Celgene Corp.:
2.25%, 5/15/19		81	82,376
3.25%, 8/15/22		82	86,064
Gilead Sciences, Inc.:
2.35%, 2/01/20		20	20,526
2.50%, 9/01/23		117	118,240
3.65%, 3/01/26		74	79,648
4.60%, 9/01/35		27	29,685
4.80%, 4/01/44		328	366,053
4.50%, 2/01/45		105	112,125
4.75%, 3/01/46		75	83,816

			2,490,397
Building Products — 0.0%
Standard Industries, Inc., 6.00%, 10/15/25 (a)		34	36,380
Capital Markets — 1.7%
Bank of New York Mellon Corp.:
2.10%, 1/15/19		176	178,942
2.05%, 5/03/21		946	952,409
Credit Suisse AG, 3.00%, 10/29/21		259	266,452
Credit Suisse Group Funding Guernsey Ltd., 2.75%, 3/26/20		250	250,910

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	5

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Corporate Bonds		Par (000)	Value
Capital Markets (continued)
Goldman Sachs Group, Inc.:
2.63%, 1/31/19	USD	263	$268,372
2.00%, 4/25/19		68	68,453
2.60%, 4/23/20		138	140,257
2.75%, 9/15/20		65	66,581
2.63%, 4/25/21		143	145,207
2.35%, 11/15/21		498	496,845
3.50%, 1/23/25		73	75,495
3.75%, 5/22/25		452	474,631
4.80%, 7/08/44		45	50,612
Jefferies Group LLC, 6.50%, 1/20/43		30	31,311
Morgan Stanley:
2.80%, 6/16/20		239	245,182
3.75%, 2/25/23		193	204,984
3.70%, 10/23/24		126	132,950
4.00%, 7/23/25		581	624,784
State Street Corp., 2.65%, 5/19/26		293	296,333
UBS Group Funding Jersey Ltd., 2.65%, 2/01/22 (a)		594	592,895

			5,563,605
Chemicals — 0.2%
Agrium, Inc., 4.13%, 3/15/35		46	45,221
Air Liquide Finance SA, 2.50%, 9/27/26 (a)		200	201,118
CF Industries, Inc.:
3.45%, 6/01/23		60	60,451
5.38%, 3/15/44		92	90,834
Dow Chemical Co.:
4.38%, 11/15/42		23	23,414
4.63%, 10/01/44		39	41,322
Eastman Chemical Co., 4.80%, 9/01/42		59	60,482
Ecolab, Inc., 2.25%, 1/12/20		64	65,197
Monsanto Co., 3.60%, 7/15/42		56	50,339
Sherwin-Williams Co., 4.00%, 12/15/42		20	19,658

			658,036
Commercial Services & Supplies — 0.1%
Aviation Capital Group Corp., 2.88%, 9/17/18 (a)		160	162,000
Republic Services, Inc., 3.20%, 3/15/25		121	126,644
Waste Management, Inc.:
3.13%, 3/01/25		47	49,309
3.90%, 3/01/35		56	59,710

			397,663
Communications Equipment — 0.1%
Harris Corp.:
2.70%, 4/27/20		28	28,523
4.85%, 4/27/35		100	109,847
5.05%, 4/27/45		40	45,811
Juniper Networks, Inc., 3.30%, 6/15/20		63	65,325

			249,506
Construction Materials — 0.1%
LafargeHolcim Finance U.S. LLC, 4.75%, 9/22/46 (a)		252	260,379
Consumer Finance — 1.9%
American Express Credit Corp.:
1.13%, 6/05/17		334	333,835
2.25%, 8/15/19		177	180,613
Capital One Financial Corp.:
4.75%, 7/15/21		5	5,564
3.75%, 7/28/26		908	911,218
Ford Motor Credit Co. LLC:
1.72%, 12/06/17		690	690,649
2.15%, 1/09/18		200	201,042
2.02%, 5/03/19		1,240	1,242,414

Corporate Bonds		Par (000)	Value
Consumer Finance (continued)
3.34%, 3/18/21	USD	359	$369,352
4.25%, 9/20/22		200	216,406
General Motors Financial Co., Inc.:
2.63%, 7/10/17		480	483,808
4.75%, 8/15/17		230	236,221
3.10%, 1/15/19		41	41,792
3.70%, 11/24/20		117	121,754
3.20%, 7/06/21		600	607,369
3.45%, 4/10/22		88	89,259
4.00%, 1/15/25		151	152,426
Synchrony Financial:
2.60%, 1/15/19		94	95,107
2.70%, 2/03/20		48	48,602
4.50%, 7/23/25		105	110,959
Toyota Motor Credit Corp., 2.75%, 5/17/21		159	166,001

			6,304,391
Containers & Packaging — 0.0%
International Paper Co.:
3.65%, 6/15/24		59	62,058
4.80%, 6/15/44		66	69,665

			131,723
Diversified Consumer Services — 0.1%
Massachusetts Institute of Technology, 3.89%, 7/01/99		87	86,627
University of Southern California, 3.03%, 10/01/39		170	168,405
Wesleyan University, 4.78%, 7/01/16		79	84,566

			339,598
Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., 3.13%, 3/15/26		307	322,675
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43		180	212,744
BP Capital Markets PLC, 2.24%, 5/10/19		459	466,329
GE Capital International Funding Co., 3.37%, 11/15/25		319	345,163
General Electric Co.:
3.15%, 9/07/22		153	162,654
3.10%, 1/09/23		201	213,536
Intercontinental Exchange, Inc.:
2.75%, 12/01/20		58	60,320
3.75%, 12/01/25		37	40,049
Moody’s Corp., 4.50%, 9/01/22		54	60,127
Shell International Finance BV:
2.13%, 5/11/20		455	461,866
4.13%, 5/11/35		291	312,126
3.63%, 8/21/42		44	42,542
Woodside Finance Ltd., 3.65%, 3/05/25 (a)		16	16,133

			2,716,264
Diversified Telecommunication Services — 1.4%
AT&T Inc.:
2.38%, 11/27/18		69	70,299
2.30%, 3/11/19		91	92,528
2.45%, 6/30/20		184	187,399
4.60%, 2/15/21		451	494,767
3.88%, 8/15/21		123	132,771
3.00%, 6/30/22		682	701,170
3.40%, 5/15/25		365	375,004
6.38%, 3/01/41		43	53,879
4.30%, 12/15/42		104	102,580
4.75%, 5/15/46		45	47,090

6	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.:
2.63%, 2/21/20	USD	231	$237,563
3.45%, 3/15/21		212	225,884
2.63%, 8/15/26		360	353,329
5.05%, 3/15/34		55	61,819
4.40%, 11/01/34		224	237,023
3.85%, 11/01/42		350	333,136
4.13%, 8/15/46		80	80,022
4.86%, 8/21/46		535	599,234

			4,385,497
Electric Utilities — 1.4%
Alabama Power Co., 2.80%, 4/01/25		21	21,777
Baltimore Gas & Electric Co., 3.50%, 8/15/46		77	76,986
Commonwealth Edison Co., 4.70%, 1/15/44		136	162,162
Duke Energy Carolinas LLC:
4.25%, 12/15/41		180	199,968
3.75%, 6/01/45		100	104,311
Duke Energy Corp.:
3.05%, 8/15/22		6	6,272
3.75%, 4/15/24		75	80,991
2.65%, 9/01/26		84	82,426
4.80%, 12/15/45		75	85,146
3.75%, 9/01/46		54	52,368
Duke Energy Florida LLC, 3.85%, 11/15/42		53	55,303
Emera U.S. Finance LP:
2.15%, 6/15/19 (a)		147	148,608
2.70%, 6/15/21 (a)		222	227,185
3.55%, 6/15/26 (a)		175	181,370
Entergy Arkansas, Inc., 3.70%, 6/01/24		172	187,004
Entergy Corp., 2.95%, 9/01/26		288	288,469
Exelon Corp.:
2.85%, 6/15/20		161	166,939
2.45%, 4/15/21		38	38,759
Florida Power & Light Co., 3.80%, 12/15/42		44	47,524
Northern States Power Co., 3.60%, 5/15/46		262	274,218
PacifiCorp:
3.60%, 4/01/24 (f)		284	309,348
3.35%, 7/01/25		251	270,228
Progress Energy, Inc., 4.88%, 12/01/19		16	17,525
Public Service Co. of Colorado, 2.50%, 3/15/23		103	104,961
Puget Sound Energy, Inc., 4.30%, 5/20/45		133	153,060
Southern California Edison Co., 1.25%, 11/01/17		47	47,101
Southern Co., 3.25%, 7/01/26		818	847,239
Trans-Allegheny Interstate Line Co., 3.85%, 6/01/25 (a)		161	171,654

			4,408,902
Electrical Equipment — 0.0%
Rockwell Automation, Inc., 2.88%, 3/01/25		78	80,689
Energy Equipment & Services — 0.1%
Halliburton Co., 3.80%, 11/15/25		190	196,434
Schlumberger Holdings Corp., 3.00%, 12/21/20 (a)		164	171,008
Transocean, Inc., 6.80%, 3/15/38		16	10,480

			377,922
Equity Real Estate Investment Trusts (REITs) — 0.6%
American Tower Corp.:
3.30%, 2/15/21		81	84,676
3.45%, 9/15/21		77	81,039
2.25%, 1/15/22		922	920,118
4.40%, 2/15/26		16	17,524
3.38%, 10/15/26		228	231,105

Corporate Bonds		Par (000)	Value
Equity Real Estate Investment Trusts (REITs) (continued)
AvalonBay Communities, Inc., 3.50%, 11/15/25	USD	13	$13,585
Crown Castle International Corp.:
3.40%, 2/15/21		48	50,234
2.25%, 9/01/21		197	196,840
3.70%, 6/15/26		37	38,606
ERP Operating LP, 3.38%, 6/01/25		53	55,321
Omega Healthcare Investors, Inc., 4.50%, 4/01/27		38	38,200
Prologis LP, 3.75%, 11/01/25		22	23,669
Simon Property Group LP:
2.50%, 7/15/21		48	49,274
3.38%, 10/01/24		87	92,393
4.25%, 10/01/44		53	57,756

			1,950,340
Food & Staples Retailing — 0.2%
CVS Health Corp.:
4.00%, 12/05/23		76	83,710
5.30%, 12/05/43		58	71,918
Sysco Corp., 4.50%, 4/01/46		46	50,159
Walgreens Boots Alliance, Inc.:
4.80%, 11/18/44		387	426,610
4.65%, 6/01/46		8	8,673
Wal-Mart Stores, Inc.:
2.55%, 4/11/23		58	60,222
4.00%, 4/11/43		35	39,034

			740,326
Food Products — 0.1%
Arcor SAIC, 6.00%, 7/06/23 (a)		7	7,455
Kraft Heinz Foods Co.:
3.00%, 6/01/26		132	133,053
6.88%, 1/26/39		28	38,865

			179,373
Health Care Equipment & Supplies — 0.7%
Abbott Laboratories, 2.55%, 3/15/22		205	210,643
Becton Dickinson and Co.:
1.45%, 5/15/17		96	96,159
1.80%, 12/15/17		34	34,155
2.68%, 12/15/19		130	134,252
3.13%, 11/08/21		59	62,011
4.69%, 12/15/44		30	34,214
Boston Scientific Corp.:
2.65%, 10/01/18		82	83,877
2.85%, 5/15/20		100	103,063
3.85%, 5/15/25		179	190,471
Medtronic, Inc.:
2.50%, 3/15/20		67	69,298
3.13%, 3/15/22		63	66,727
3.63%, 3/15/24		345	375,233
4.63%, 3/15/44		190	222,230
4.63%, 3/15/45		93	109,274
St. Jude Medical, Inc.:
2.80%, 9/15/20		75	77,310
3.88%, 9/15/25		25	26,645
Stryker Corp.:
3.38%, 11/01/25		35	36,710
3.50%, 3/15/26		80	84,748
4.63%, 3/15/46		69	77 ,393
Zimmer Biomet Holdings, Inc.:
3.55%, 4/01/25		41	42,257
4.25%, 8/15/35		89	90,317

			2,226,987

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	7

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Corporate Bonds		Par (000)	Value
Health Care Providers & Services — 1.0%
Aetna, Inc.:
2.40%, 6/15/21	USD	268	$271,103
3.20%, 6/15/26		467	474,811
4.50%, 5/15/42		88	96,267
4.13%, 11/15/42		32	33,014
AmerisourceBergen Corp.:
1.15%, 5/15/17		109	108,930
3.25%, 3/01/25		21	22,197
4.25%, 3/01/45		21	22,744
Anthem, Inc.:
1.88%, 1/15/18		276	277,328
2.30%, 7/15/18 (f)		457	462,982
Series A, 3.70%, 8/15/21		161	172,490
3.30%, 1/15/23		172	180,256
4.65%, 8/15/44 (f)		50	54,539
Baylor Scott & White Holdings, 4.19%, 11/15/45 (f)		40	43,884
Catholic Health Initiatives, 4.35%, 11/01/42		30	29,746
Cigna Corp., 3.25%, 4/15/25		181	186,620
Dignity Health, 5.27%, 11/01/64		30	35,756
Express Scripts Holding Co.:
1.25%, 6/02/17		79	79,022
3.90%, 2/15/22		63	67,977
Laboratory Corp. of America Holdings, 2.63%, 2/01/20		63	64,190
New York & Presbyterian Hospital, 3.56%, 8/01/36		40	42,025
Northwell Healthcare, Inc., 3.98%, 11/01/46		110	111,244
Ochsner Clinic Foundation, 5.90%, 5/15/45		35	45,755
Providence St. Joseph Health Obligated Group, 3.74%, 10/01/47		50	51,286
Southern Baptist Hospital of Florida, Inc., 4.86%, 7/15/45		35	42,601
UnitedHealth Group, Inc.:
2.70%, 7/15/20		46	47,796
2.88%, 12/15/21		85	89,572
3.35%, 7/15/22		45	48,321
4.63%, 7/15/35		16	18,580
3.95%, 10/15/42		133	141,310

			3,322,346
Hotels, Restaurants & Leisure — 0.0%
McDonald’s Corp.:
2.75%, 12/09/20		34	35,280
3.70%, 1/30/26		32	34,427
4.70%, 12/09/35		25	28,314
4.60%, 5/26/45		25	28,053
4.88%, 12/09/45		27	31,335

			157,409
Household Durables — 0.2%
Newell Brands, Inc.:
2.88%, 12/01/19		164	168,371
4.20%, 4/01/26		469	510,792

			679,163
Household Products — 0.1%
Kimberly-Clark Corp.:
1.90%, 5/22/19		185	188,570
2.65%, 3/01/25		35	36,372
2.75%, 2/15/26		67	69,604

			294,546
Industrial Conglomerates — 0.3%
Eaton Corp., 2.75%, 11/02/22		598	618,176
General Electric Co., 4.50%, 3/11/44		305	351,125

			969,301

Corporate Bonds		Par (000)	Value
Insurance — 1.3%
Aflac, Inc., 3.63%, 6/15/23	USD	53	$56,996
Allstate Corp., 3.15%, 6/15/23		43	45,581
American International Group, Inc.:
3.38%, 8/15/20		87	91,804
3.75%, 7/10/25		72	75,517
3.90%, 4/01/26		1,108	1,172,201
3.88%, 1/15/35		59	57,853
4.50%, 7/16/44		87	88,622
4.38%, 1/15/55		47	44,418
Aon PLC, 4.75%, 5/15/45		110	119,243
Lincoln National Corp., 3.35%, 3/09/25		31	31,679
Loews Corp., 2.63%, 5/15/23		53	53,491
Marsh & McLennan Cos., Inc., 3.75%, 3/14/26		18	19,456
MassMutual Global Funding II, 2.35%, 4/09/19 (a)		200	204,503
MetLife, Inc., 4.05%, 3/01/45		143	141,845
Metropolitan Life Global Funding I:
1.30%, 4/10/17 (a)		920	920,966
2.30%, 4/10/19 (a)		407	414,882
Prudential Financial, Inc.:
4.50%, 11/15/20		392	432,154
4.60%, 5/15/44		153	163,399
Travelers Cos., Inc., 4.60%, 8/01/43		120	143,168
XLIT Ltd., 2.30%, 12/15/18		85	86,010

			4,363,788
Internet & Direct Marketing Retail — 0.0%
Amazon.com, Inc., 2.60%, 12/05/19		129	133,847
IT Services — 0.8%
Fidelity National Information Services, Inc., 3.63%, 10/15/20		12	12,728
Hewlett Packard Enterprise Co.:
2.85%, 10/05/18 (a)		470	478,875
3.60%, 10/15/20 (a)		228	239,223
International Business Machines Corp., 3.45%, 2/19/26		940	1,016,482
MasterCard, Inc., 3.38%, 4/01/24		120	129,367
Total System Services, Inc., 4.80%, 4/01/26		235	260,223
Visa, Inc.:
2.80%, 12/14/22		198	207,570
3.15%, 12/14/25		291	307,392
4.15%, 12/14/35		53	59,991

			2,711,851
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc.:
3.30%, 2/15/22		76	79,643
3.65%, 12/15/25		31	32,747
2.95%, 9/19/26		260	258,030

			370,420
Machinery — 0.1%
Ingersoll-Rand Luxembourg Finance SA:
2.63%, 5/01/20		52	52,991
4.65%, 11/01/44		16	17,457
John Deere Capital Corp., 3.35%, 6/12/24		142	152,348

			222,796
Media — 1.9%
21st Century Fox America, Inc.:
3.70%, 9/15/24		48	51,846
3.70%, 10/15/25		25	27,078
4.75%, 9/15/44		37	40,520
4.95%, 10/15/45		12	13,604
CBS Corp., 2.30%, 8/15/19		96	97,315

8	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Corporate Bonds		Par (000)	Value
Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/20 (a)	USD	118	$123,333
4.46%, 7/23/22 (a)		336	362,565
4.91%, 7/23/25 (a)		666	734,635
6.38%, 10/23/35 (a)		99	116,600
6.48%, 10/23/45 (a)		180	217,678
Comcast Corp.:
2.75%, 3/01/23		443	459,033
3.38%, 8/15/25		279	299,823
3.15%, 3/01/26		744	785,715
4.25%, 1/15/33		35	38,874
4.40%, 8/15/35		196	221,999
4.60%, 8/15/45		45	51,973
3.40%, 7/15/46		138	134,150
Cox Communications, Inc., 3.35%, 9/15/26 (a)		105	105,846
Discovery Communications LLC:
3.45%, 3/15/25		59	58,323
4.90%, 3/11/26		567	616,035
4.88%, 4/01/43		269	256,000
Interpublic Group of Cos., Inc.:
4.00%, 3/15/22		62	66,254
3.75%, 2/15/23		55	57,453
NBCUniversal Media LLC, 4.45%, 1/15/43		76	85,463
Scripps Networks Interactive, Inc., 2.75%, 11/15/19		65	66,735
Time Warner Cable LLC:
5.00%, 2/01/20		58	62,872
4.13%, 2/15/21		160	169,832
4.00%, 9/01/21		22	23,349
5.50%, 9/01/41		63	67,247
4.50%, 9/15/42		9	8,588
Time Warner, Inc.:
2.10%, 6/01/19		260	263,900
3.60%, 7/15/25		50	53,185
4.65%, 6/01/44		121	131,023
Viacom, Inc.:
2.75%, 12/15/19		19	19,300
4.50%, 3/01/21		69	75,055
2.25%, 2/04/22		198	197,073
3.45%, 10/04/26		72	71,960

			6,232,234
Metals & Mining — 0.2%
Barrick Gold Corp.:
4.10%, 5/01/23		140	150,979
5.25%, 4/01/42		190	208,356
Newmont Mining Corp., 4.88%, 3/15/42		50	52,685
Nucor Corp., 5.20%, 8/01/43		40	45,607
Rio Tinto Finance USA PLC, 4.13%, 8/21/42		110	113,086

			570,713
Multiline Retail — 0.1%
Macy’s Retail Holdings, Inc., 4.50%, 12/15/34		59	55,404
Target Corp.:
3.50%, 7/01/24		28	30,614
4.00%, 7/01/42		76	82,778

			168,796
Multi-Utilities — 0.7%
Berkshire Hathaway Energy Co.:
2.40%, 2/01/20		50	51,215
3.50%, 2/01/25		50	53,650
CenterPoint Energy Houston Electric LLC, 4.50%, 4/01/44		44	52,182
CMS Energy Corp., 3.88%, 3/01/24		198	216,051
Consumers Energy Co., 3.95%, 5/15/43		44	48,469

Corporate Bonds		Par (000)	Value
Multi-Utilities (continued)
Dominion Resources, Inc., 2.50%, 12/01/19	USD	171	$175,129
DTE Electric Co., 3.95%, 6/15/42		102	111,338
DTE Energy Co.:
2.40%, 12/01/19		40	40,797
3.50%, 6/01/24		104	110,783
2.85%, 10/01/26		750	748,260
NiSource Finance Corp., 3.85%, 2/15/23		86	92,058
Pacific Gas & Electric Co.:
4.75%, 2/15/44		51	60,863
4.30%, 3/15/45		44	49,352
PG&E Corp., 2.40%, 3/01/19		71	72,380
Sempra Energy, 2.88%, 10/01/22		44	45,487
Virginia Electric & Power Co.:
3.45%, 2/15/24		50	54,134
4.45%, 2/15/44		44	50,357
4.20%, 5/15/45		143	159,523

			2,192,028
Oil, Gas & Consumable Fuels — 2.0%
Anadarko Petroleum Corp.:
7.95%, 6/15/39		40	49,485
4.50%, 7/15/44		99	90,832
Apache Corp.:
4.75%, 4/15/43		154	157,351
4.25%, 1/15/44		100	97,142
Chevron Corp.:
2.19%, 11/15/19		35	35,707
1.96%, 3/03/20		288	292,003
ConocoPhillips Co., 4.95%, 3/15/26		320	360,693
CONSOL Energy, Inc., 5.88%, 4/15/22		70	64,400
Continental Resources, Inc.:
3.80%, 6/01/24		55	50,325
4.90%, 6/01/44		63	52,920
Devon Energy Corp.:
5.85%, 12/15/25		100	112,538
5.00%, 6/15/45		120	116,740
Energy Transfer Partners LP:
4.75%, 1/15/26		190	196,299
5.15%, 3/15/45		138	127,827
Enterprise Products Operating LLC:
3.90%, 2/15/24		57	59,618
3.70%, 2/15/26		300	308,823
4.45%, 2/15/43		245	239,937
5.10%, 2/15/45		38	40,868
4.90%, 5/15/46		62	65,163
EOG Resources, Inc.:
2.45%, 4/01/20		343	347,875
4.15%, 1/15/26		85	92,838
Exxon Mobil Corp.:
1.82%, 3/15/19		529	535,687
4.11%, 3/01/46		118	131,900
Hess Corp., 5.60%, 2/15/41		130	129,579
Kinder Morgan Energy Partners LP:
3.50%, 3/01/21		674	695,937
5.63%, 9/01/41		15	14,879
4.70%, 11/01/42		89	82,100
Kinder Morgan, Inc.:
3.05%, 12/01/19		33	33,721
5.55%, 6/01/45		75	76,942
5.05%, 2/15/46		120	114,269
Marathon Petroleum Corp., 4.75%, 9/15/44		40	35,813
Noble Energy, Inc., 5.05%, 11/15/44		190	187,585
Occidental Petroleum Corp., 3.40%, 4/15/26		120	126,601
Petro-Canada, 6.80%, 5/15/38 (g)		90	118,176
Phillips 66, 4.88%, 11/15/44		43	47,768

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	9

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Co., 4.45%, 1/15/26	USD	50	$54,226
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/25		110	113,945
Sabine Pass Liquefaction LLC, 5.63%, 2/01/21		300	316,875
Sunoco Logistics Partners Operations LP:
3.90%, 7/15/26		34	34,670
5.35%, 5/15/45		50	51,084
TransCanada PipeLines Ltd.:
1.88%, 1/12/18		48	48,193
2.50%, 8/01/22		44	44,130
4.63%, 3/01/34		119	131,213
Valero Energy Corp., 3.65%, 3/15/25		177	180,822
Williams Partners LP, 4.00%, 9/15/25		270	269,951

			6,535,450
Paper & Forest Products — 0.0%
Fibria Overseas Finance Ltd., 5.25%, 5/12/24		32	33,280
Georgia-Pacific LLC, 7.38%, 12/01/25		97	129,289

			162,569
Pharmaceuticals — 1.8%
Actavis Funding SCS:
2.35%, 3/12/18		354	357,650
3.00%, 3/12/20		578	596,794
3.80%, 3/15/25		860	910,184
AstraZeneca PLC:
3.38%, 11/16/25		145	154,856
4.38%, 11/16/45		42	46,517
Bristol-Myers Squibb Co., 4.50%, 3/01/44		62	74,268
Eli Lilly & Co., 3.70%, 3/01/45		42	45,155
GlaxoSmithKline Capital PLC, 2.85%, 5/08/22		69	72,609
Johnson & Johnson, 2.45%, 3/01/26		367	377,164
Mylan, Inc., 3.13%, 1/15/23 (a)		60	59,485
Novartis Capital Corp.:
4.40%, 4/24/20		125	137,740
3.00%, 11/20/25		60	63,469
4.00%, 11/20/45		40	44,293
Pfizer, Inc.:
2.75%, 6/03/26		707	730,733
4.30%, 6/15/43		58	65,718
4.40%, 5/15/44		43	49,675
Roche Holdings, Inc.:
2.88%, 9/29/21 (a)		200	210,376
3.00%, 11/10/25 (a)		200	211,063
Shire Acquisitions Investments Ireland DAC:
2.88%, 9/23/23		703	706,405
3.20%, 9/23/26		381	383,049
Teva Pharmaceutical Finance Co. BV, 3.65%, 11/10/21		47	49,918
Teva Pharmaceutical Finance Netherlands III BV:
2.80%, 7/21/23		224	224,575
3.15%, 10/01/26		114	114,527
Zoetis, Inc., 3.25%, 2/01/23		42	43,282

			5,729,505
Road & Rail — 0.5%
Burlington Northern Santa Fe LLC:
3.45%, 9/15/21		35	37,734
3.00%, 3/15/23		61	64,178
4.15%, 4/01/45		28	30,838
4.70%, 9/01/45		35	41,150
Canadian National Railway Co., 2.75%, 3/01/26		210	218,152
CSX Corp.:
3.35%, 11/01/25		39	41,822

Corporate Bonds		Par (000)	Value
Road & Rail (continued)
4.10%, 3/15/44	USD	42	$44,667
Norfolk Southern Corp.:
2.90%, 6/15/26		314	322,041
4.45%, 6/15/45		55	61,468
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.38%, 2/01/22 (a)		133	138,310
Ryder System, Inc., 2.45%, 9/03/19		75	76,521
Union Pacific Corp.:
3.38%, 2/01/35		27	27,542
4.05%, 11/15/45		9	9,857
3.88%, 2/01/55		214	213,774
4.38%, 11/15/65		45	49,184
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 5/14/26		106	110,403

			1,487,641
Semiconductors & Semiconductor Equipment — 0.3%
Analog Devices, Inc.:
3.90%, 12/15/25		20	21,394
5.30%, 12/15/45		20	22,203
Lam Research Corp.:
2.80%, 6/15/21		116	119,064
3.90%, 6/15/26		62	64,557
NVIDIA Corp.:
2.20%, 9/16/21		450	451,370
3.20%, 9/16/26		137	138,079
QUALCOMM, Inc., 4.80%, 5/20/45		176	192,140

			1,008,807
Software — 0.9%
Microsoft Corp.:
3.50%, 2/12/35		231	236,491
3.75%, 2/12/45		62	62,926
4.45%, 11/03/45		83	94,363
3.70%, 8/08/46		375	379,569
Oracle Corp.:
2.80%, 7/08/21		884	923,413
2.65%, 7/15/26		574	574,104
3.25%, 5/15/30		223	233,039
4.00%, 7/15/46		210	216,996
4.38%, 5/15/55		60	63,736

			2,784,637
Specialty Retail — 0.1%
Home Depot, Inc.:
3.35%, 9/15/25		21	22,761
5.40%, 9/15/40		28	36,498
4.40%, 3/15/45		40	46,577
Lowe’s Cos., Inc.:
3.38%, 9/15/25		22	23,717
4.25%, 9/15/44		63	69,983
4.38%, 9/15/45		17	19,273
QVC, Inc.:
3.13%, 4/01/19		42	43,064
5.13%, 7/02/22		80	84,796

			346,669
Technology Hardware, Storage & Peripherals — 0.6%
Apple Inc.:
2.10%, 5/06/19		481	491,516
3.25%, 2/23/26		467	496,378
3.45%, 2/09/45		39	37,263
4.65%, 2/23/46		749	864,291
HP, Inc., 3.75%, 12/01/20		16	16,856

			1,906,304

10	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Corporate Bonds		Par (000)	Value
Textiles, Apparel & Luxury Goods — 0.0%
NIKE, Inc., 3.88%, 11/01/45	USD	61	$66,870
Tobacco — 0.6%
Altria Group, Inc.:
2.63%, 1/14/20		64	66,208
2.85%, 8/09/22		46	48,030
4.25%, 8/09/42		34	36,786
5.38%, 1/31/44		190	239,216
3.88%, 9/16/46		224	232,389
Philip Morris International, Inc.:
1.13%, 8/21/17		224	223,887
2.75%, 2/25/26		746	765,259
4.13%, 3/04/43		48	51,625
4.88%, 11/15/43		105	126,255
Reynolds American, Inc.:
2.30%, 6/12/18		60	60,872
3.25%, 6/12/20		25	26,302

			1,876,829
Trading Companies & Distributors — 0.2%
Air Lease Corp., 3.00%, 9/15/23		470	464,656
GATX Corp., 2.60%, 3/30/20		59	59,782

			524,438
Wireless Telecommunication Services — 0.1%
Orange SA, 5.50%, 2/06/44		55	68,427
Rogers Communications, Inc.:
3.63%, 12/15/25		25	27,119
5.00%, 3/15/44		22	25,545
Vodafone Group PLC:
2.50%, 9/26/22		61	61,353
4.38%, 2/19/43		210	210,364

			392,808
Total Corporate Bonds — 28.7%			93,335,195

Foreign Agency Obligations		Par (000)	Value
Argentina — 0.1%
Petrobras Argentina SA, 7.38%, 7/21/23 (a)		10	10,325
YPF SA:
8.50%, 3/23/21		40	44,640
8.75%, 4/04/24 (a)		115	128,064
8.50%, 7/28/25 (a)		63	69,123

			252,152
Brazil — 0.3%
Petrobras Global Finance BV:
2.82%, 1/15/19 (b)		64	62,720
3.00%, 1/15/19		102	99,960
5.75%, 1/20/20		134	138,087
5.38%, 1/27/21		277	273,953
8.38%, 5/23/21		198	216,315
6.85%, 6/05/15		89	75,294

			866,329
Mexico — 0.0%
Petroleos Mexicanos, 4.63%, 9/21/23 (a)		70	70,098
Norway — 0.1%
Statoil ASA, 2.90%, 11/08/20		280	293,359

Foreign Agency Obligations		Par (000)	Value
Venezuela — 0.0%
Petroleos de Venezuela SA:
6.00%, 5/16/24	USD	238	$101,721
6.00%, 11/15/26		54	22,675

			124,396
Total Foreign Agency Obligations — 0.5%			1,606,334

Foreign Government Obligations		Par (000)	Value
Argentina — 0.4%
Republic of Argentina:
6.25%, 4/22/19 (a)	EUR	841	891,881
7.82%, 12/31/33		172	215,591
7.82%, 12/31/33		83	102,537

			1,210,009
Brazil — 0.1%
Federative Republic of Brazil:
4.88%, 1/22/21	USD	150	160,125
7.13%, 1/20/37		98	115,150

			275,275
Colombia — 0.4%
Republic of Colombia:
7.00%, 5/04/22	COP	345,000	121,657
4.00%, 2/26/24	USD	815	867,975
7.50%, 8/26/26	COP	440,000	157,999
6.00%, 4/28/28		276,000	87,617
7.75%, 9/18/30		276,000	100,943

			1,336,191
Germany — 0.3%
Deutsche Bundesrepublik Inflation Linked Bonds, 0.10%, 4/15/26	EUR	670	853,448
Greece — 0.0%
Hellenic Republic:
3.00%, 2/24/23 (c)		8	6,753
3.00%, 2/24/24 (c)		8	6,571
3.00%, 2/24/25 (c)		8	6,426
3.00%, 2/24/26 (c)		8	6,327
3.00%, 2/24/27 (c)		8	6,164
3.00%, 2/24/28 (c)		8	5,999
3.00%, 2/24/29 (c)		8	5,858
3.00%, 2/24/30 (c)		8	5,756
3.00%, 2/24/31 (c)		8	5,639
3.00%, 2/24/32 (c)		8	5,558
3.00%, 2/24/33 (c)		8	5,454
3.00%, 2/24/34 (c)		8	5,388
3.00%, 2/24/35 (c)		8	5,293
3.00%, 2/24/36 (c)		8	5,310
3.00%, 2/24/37 (c)		8	5,273
3.00%, 2/24/38 (c)		8	5,220
3.00%, 2/24/39 (c)		8	5,226
3.00%, 2/24/40 (c)		8	5,212
3.00%, 2/24/41 (c)		8	5,221
3.00%, 2/24/42 (c)		8	5,242

			113,890
Hungary — 0.1%
Republic of Hungary, 5.38%, 3/25/24	USD	280	325,161

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	11

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Foreign Government Obligations		Par (000)	Value
Indonesia — 0.2%
Republic of Indonesia:
8.38%, 3/15/24	IDR	1,211,000	$100,352
8.75%, 5/15/31		1,523,000	131,218
6.63%, 5/15/33		709,000	50,018
8.38%, 3/15/34		2,810,000	234,687
8.25%, 5/15/36		3,099,000	255,926

			772,201
Mexico — 0.8%
United Mexican States:
4.75%, 6/14/18	MXN	2,300	117,553
4.00%, 10/02/23	USD	2,260	2,414,810

			2,532,363
Panama — 0.1%
Republic of Panama, 3.75%, 3/16/25	MXN	280	302,050
Peru — 0.0%
Republic of Peru, 7.35%, 7/21/25	USD	100	138,500
South Africa — 0.1%
Republic of South Africa, 4.88%, 4/14/26		200	210,240
Turkey — 0.4%
Republic of Turkey:
6.75%, 4/03/18		824	870,976
8.50%, 7/10/19	TRY	315	104,478
10.50%, 1/15/20		472	165,066
5.63%, 3/30/21		150	159,750

			1,300,270
Uruguay — 0.1%
Republic of Uruguay, 4.38%, 10/27/27		270	290,587
Venezuela — 0.0%
Bolivarian Republic of Venezuela:
8.25%, 10/13/24	USD	58	28,478
7.00%, 3/31/38		66	30,459

			58,937
Total Foreign Government Obligations — 3.0%			9,719,122

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 2.1%
Ajax Mortgage Loan Trust:
Series 2015-C, Class A, 3.88%, 3/25/57 (a)(c)	USD	246	247,576
Series 2016-A, Class A, 4.25%, 8/25/64 (a)(c)		134	133,962
American Home Mortgage Assets Trust:
Series 2006-3, Class 2A11, 1.43%, 10/25/46 (b)		92	64,640
Series 2006-4, Class 1A12, 0.70%, 10/25/46 (b)		112	74,617
Series 2006-5, Class A1, 1.41%, 11/25/46 (b)		154	80,654
Series 2007-1, Class A1, 0.90%, 2/25/47 (b)		86	51,013
Angel Oak Mortgage Trust I LLC, Series 2016-1, Class A1, 3.50%, 7/25/46 (a)(c)		110	109,813
Angel Oak Mortgage Trust LLC, Series 2015-1, Class A, 4.50%, 11/25/45 (a)(c)		59	58,701
Bear Stearns ALT-A Trust II, Series 2007-1, Class 1A1, 3.04%, 9/25/47 (b)		131	91,875

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Bear Stearns Mortgage Funding Trust:
Series 2007-AR2, Class A1, 0.69%, 3/25/37 (b)	USD	233	$189,774
Series 2007-AR3, Class 1A1, 0.66%, 3/25/37 (b)		25	20,376
Series 2007-AR4, Class 1A1, 0.72%, 9/25/47 (b)		103	84,823
Series 2007-AR4, Class 2A1, 0.73%, 6/25/37 (b)		34	27,649
COLT LLC, Series 2015-1, Class A1V, 3.52%, 12/26/45 (a)(b)		65	64,349
COLT Mortgage Loan Trust, Series 2016-1, Class A1, 3.00%, 5/25/46 (a)		93	94,225
Countrywide Alternative Loan Trust:
Series 2005-72, Class A3, 0.82%, 1/25/36 (b)		120	101,770
Series 2005-76, Class 2A1, 1.51%, 2/25/36 (b)		39	34,689
Series 2005-80CB, Class 4A1, 6.00%, 2/25/36		48	37,504
Series 2006-15CB, Class A1, 6.50%, 6/25/36		15	11,067
Series 2006-OA14, Class 1A1, 2.22%, 11/25/46 (b)		142	114,294
Series 2006-OA6, Class 1A2, 0.73%, 7/25/46 (b)		59	49,260
Series 2006-OA8, Class 1A1, 0.71%, 7/25/46 (b)		22	18,131
Series 2007-22, Class 2A16, 6.50%, 9/25/37		816	591,751
Series 2007-OA2, Class 1A1, 1.33%, 3/25/47 (b)		478	373,302
Series 2007-OA3, Class 1A1, 0.66%, 4/25/47 (b)		35	29,777
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA4, Class A1, 1.45%, 4/25/46 (b)		213	116,118
Credit Suisse Mortgage Capital Certificates:
Series 2013-5R, Class 1A6, 0.74%, 2/27/36 (a)(b)		45	34,875
Series 2014-11R, Class 16A1, 3.17%, 9/27/47 (a)(b)		89	85,641
Series 2015-10R, Class 4A1, 4.75%, 7/27/37 (a)(b)		65	65,379
Series 2015-6R, Class 5A1, 0.67%, 1/27/37 (a)(b)		32	29,930
Series 2015-6R, Class 5A2, 0.67%, 10/27/36 (a)(b)		60	28,758
Series 2015-8R, Class 5A1, 4.75%, 8/27/37 (a)(b)		37	36,459
Deephaven Residential Mortgage Trust, Series 2016-1A, Class A1, 4.00%, 7/25/46 (a)		231	231,214
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-RMP1, Class A2, 0.67%, 12/25/36 (b)		173	141,272
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, 2.49%, 3/25/36 (b)		37	30,963
GSMPS Mortgage Loan Trust:
Series 2005-RP1, Class 1AF, 0.87%, 1/25/35 (a)(b)		69	59,679
Series 2005-RP2, Class 1AF, 0.87%, 3/25/35 (a)(b)		85	72,916
Series 2006-RP1, Class 1AF1, 0.87%, 1/25/36 (a)(b)		62	51,803
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4, 1.32%, 11/25/34 (b)		81	79,697

12	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Lehman XS Trust, Series 2007-20N, Class A1, 1.64%, 12/25/37 (b)	USD	49	$37,378
LSTAR Securities Investment Ltd., Series 2016-3, Class A, 2.53%, 9/01/21 (a)(b)		524	516,304
LSTAR Securities Investment Trust:
Series 2015-10, Class A1, 2.49%, 11/01/20 (a)(b)		58	56,916
Series 2015-10, Class A2, 3.99%, 11/01/20 (a)(b)		110	105,600
Series 2015-2, Class A, 2.52%, 1/01/20 (a)(b)		82	80,855
Series 2015-3, Class A, 2.52%, 3/01/20 (a)(b)		240	236,944
Series 2015-8, Class A1, 2.52%, 8/01/20 (a)(b)		75	73,806
Series 2016-2, Class A, 2.52%, 3/01/21 (a)(b)		380	372,938
MASTR Resecuritization Trust, Series 2008-3, Class A1, 0.92%, 8/25/37 (a)(b)		49	33,193
Morgan Stanley Resecuritization Trust, Series 2014-R8, Class 3B1, 1.22%, 6/26/47 (a)(b)		92	81,415
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, 0.85%, 4/16/36 (a)(b)		549	452,487
New Residential Mortgage Loan Trust, Series 2015-2A, Class A2, 3.75%, 8/25/55 (a)(b)		82	82,655
Nomura Resecuritization Trust, Series 2014-3R, Class 3A9, 1.01%, 11/26/35 (a)(b)		100	88,963
RALI Trust:
Series 2007-QH1, Class A1, 0.68%, 2/25/37 (b)		116	95,826
Series 2007-QH6, Class A1, 0.71%, 7/25/37 (b)		63	53,548
Series 2007-QH9, Class A1, 1.78%, 11/25/37 (b)		63	42,637
RBSSP Resecuritization Trust, Series 2012-2, Class 1A6, 0.58%, 5/26/47 (a)(b)		0	7
Reperforming Loan REMIC Trust, Series 2005-R3, Class AF, 0.92%, 9/25/35 (a)(b)		10	9,020
Stanwich Mortgage Loan Co. LLC, Series 2016-NPL2, Class NOTE, 3.72%, 9/16/19 (a)(c)		330	330,000
Structured Asset Mortgage Investments II Trust, Series 2006-AR4, Class 3A1, 0.71%, 6/25/36 (b)		66	52,428
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-RF4, Class 2A1, 6.00%, 10/25/36 (a)		58	50,898
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-4, Class 3A1, 6.50%, 5/25/36 (c)		72	51,752
Wedgewood Real Estate Trust, Series 2016-1, Class A1, 3.45%, 7/15/46 (a)(b)		67	66,413

			6,792,279
Commercial Mortgage-Backed Securities — 3.6%
Banc of America Commercial Mortgage Trust:
Series 2007-1, Class A4, 5.45%, 1/15/49		118	118,270
Series 2007-1, Class AMFX, 5.48%, 1/15/49 (b)		45	44,780
Series 2007-2, Class AM, 5.80%, 4/10/49 (b)		35	35,600

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2007-3, Class A1A, 5.72%, 6/10/49 (b)	USD	250	$253,650
Series 2007-3, Class A4, 5.72%, 6/10/49 (b)		366	370,190
Series 2007-3, Class AJ, 5.72%, 6/10/49 (b)		40	40,113
Series 2007-5, Class AM, 5.77%, 2/10/51 (b)		85	87,146
Banc of America Merrill Lynch Commercial Mortgage Securities Trust:
Series 2013-DSNY, Class E, 3.11%, 9/15/26 (a)(b)		100	99,414
Series 2013-DSNY, Class F, 4.01%, 9/15/26 (a)(b)		104	103,013
Series 2015-200P, Class F, 3.72%, 4/14/33 (a)(b)		200	181,948
Series 2016-ISQ, Class E, 3.73%, 8/14/34 (a)(b)		200	180,500
Barclays Commercial Mortgage Trust, Series 2015-SRCH, Class A1, 3.31%, 8/10/35 (a)		100	105,695
Bayview Commercial Asset Trust:
Series 2005-2A, Class A1, 0.84%, 8/25/35 (a)(b)		88	77,332
Series 2006-3A, Class A2, 0.83%, 10/25/36 (a)(b)		31	25,584
Series 2007-2A, Class A1, 0.80%, 7/25/37 (a)(b)		56	48,038
Series 2007-4A, Class A1, 0.94%, 9/25/37 (a)(b)		239	203,031
Bear Stearns Commercial Mortgage Securities Trust:
Series 2007-PW15, Class A1A, 5.32%, 2/11/44		155	156,117
Series 2007-PW16, Class AM, 5.91%, 6/11/40 (b)		41	41,976
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 2.02%, 7/05/33 (a)(b)		100	99,703
BWAY Mortgage Trust:
Series 2013-1515, Class A2, 3.45%, 3/10/33 (a)		150	159,868
Series 2013-1515, Class C, 3.45%, 3/10/33 (a)		105	105,152
Series 2013-1515, Class F, 4.06%, 3/10/33 (a)(b)		100	95,958
BXHTL Mortgage Trust, Series 2015-JWRZ, Class A, 1.74%, 5/15/29 (a)(b)		100	100,188
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 5.67%, 4/10/29 (a)(b)		20	20,110
CD Mortgage Trust, Series 2006-CD3, Class AM, 5.65%, 10/15/48		40	40,034
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, 1.91%, 12/15/27 (a)(b)		493	493,317
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.28%, 5/10/58		20	21,012
CGGS Commercial Mortgage Trust:
Series 2016-RNDB, Class CFL, 4.01%, 2/15/33 (a)(b)		106	106,812
Series 2016-RNDB, Class DFL, 5.23%, 2/15/33 (a)(b)		88	89,317
Citigroup Commercial Mortgage Trust:
Series 2016-C1, Class C, 5.12%, 5/10/49 (b)		40	41,021
Series 2016-GC37, Class C, 4.92%, 2/10/26		20	21,543
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class AMA, 6.32%, 11/15/44 (b)		127	132,360

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	13

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class AM, 5.96%, 5/15/46 (b)	USD	86	$87,821
Commercial Mortgage Pass-Through Certificates:
Series 2007-C9, Class AJFL, 1.21%, 12/10/49 (a)(b)		420	404,882
Series 2010-RR1, Class GEB, 5.54%, 12/11/49 (a)(b)		110	111,585
Series 2014-FL5, Class D, 4.51%, 10/15/31 (a)(b)		100	89,646
Series 2015-LC19, Class D, 2.87%, 2/10/48 (a)		60	46,381
Series 2015-LC21, Class C, 4.46%, 6/10/25 (b)		150	141,061
Series 2007-GG11, Class AM, 5.87%, 12/10/49 (b)		130	134,179
Core Industrial Trust, Series 2015-TEXW, Class A, 3.08%, 2/10/34 (a)		100	105,045
Countrywide Commercial Mortgage Trust, Series 2007-MF1, Class A, 6.30%, 11/12/43 (a)(b)		34	34,794
Credit Suisse Commercial Mortgage Trust, Series 2008-C1, Class A3, 6.27%, 2/15/41 (b)		80	82,309
Credit Suisse Mortgage Capital Certificates:
Series 2010-RR2, Class 2A, 6.14%, 9/15/39 (a)(b)		265	267,223
Series 2015-DEAL, Class D, 3.61%, 4/15/29 (a)(b)		100	99,037
Series 2015-GLPB, Class A, 3.64%, 11/15/34 (a)		100	108,130
CSAIL Commercial Mortgage Trust:
Series 2015-C1, Class D, 3.94%, 4/17/50 (a)(b)		190	158,067
Series 2015-C3, Class D, 3.51%, 8/15/48 (b)		250	187,223
Series 2016-C6, Class C, 4.91%, 1/15/49 (b)		40	43,306
Deutsche Bank JPMorgan Mortgage Trust, Series 2016-C3, Class D, 3.64%, 9/10/49 (a)(b)		140	106,740
Deutsche Bank Re-REMIC Trust:
Series 2011-C32, Class A3A, 5.89%, 6/17/49 (a)(b)		165	166,902
Series 2013-EZ3, Class A, 1.64%, 12/18/49 (a)(b)		10	10,139
Eleven Madison Mortgage Trust, Series 2015-11MD, Class A, 3.67%, 9/10/35 (a)(b)		100	108,253
FREMF Mortgage Trust:
Series 2015-K47, Class B, 3.72%, 6/25/48 (a)(b)		47	46,741
Series 2015-K50, Class B, 3.91%, 10/25/48 (a)(b)		110	109,343
Series 2016-K54, Class B, 4.05%, 2/25/26 (a)(b)		60	60,819
Series 2016-K57, Class B, 3.92%, 8/25/49 (a)(b)		30	28,748
GAHR Commercial Mortgage Trust:
Series 2015-NRF, Class AFL1, 1.81%, 12/15/34 (a)(b)		99	99,330
Series 2015-NRF, Class EFX, 3.49%, 12/15/34 (a)(b)		100	98,012
Series 2015-NRF, Class FFX, 3.49%, 12/15/34 (a)(b)		260	247,362
GS Mortgage Securities Corp. II, Series 2013-KING, Class E, 3.55%, 12/10/27 (a)(b)		360	344,018

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust:
Series 2007-GG10, Class A4, 5.99%, 8/10/45 (b)	USD	96	$97,142
Series 2014-GC22, Class D, 4.80%, 6/10/47 (a)(b)		190	154,298
Series 2015-GC32, Class D, 3.35%, 7/10/48		20	15,195
Series 2016-GS3, Class A4, 2.85%, 10/10/49		240	248,208
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.61%, 11/05/30 (a)(b)		290	290,448
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.71%, 9/15/47 (a)(b)		200	162,325
Series 2015-C28, Class B, 3.99%, 3/15/25		80	79,873
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-CB16, Class AM, 5.59%, 5/12/45		26	25,872
Series 2007-LD11, Class A4, 5.94%, 5/15/17 (b)		188	190,667
Series 2008-C2, Class ASB, 6.13%, 2/12/51 (b)		29	29,842
Series 2014-FL6, Class A, 1.91%, 11/15/31 (a)(b)		96	96,028
Series 2015-CSMO, Class D, 3.81%, 1/15/32 (a)(b)		100	99,732
Series 2015-JP1, Class D, 4.40%, 1/15/49 (b)		50	46,221
Series 2015-SGP, Class A, 2.21%, 7/15/36 (a)(b)		261	262,471
Series 2015-UES, Class E, 3.74%, 9/05/32 (a)(b)		100	97,732
Series 2016-ATRM, Class D, 5.35%, 10/05/28 (a)		100	102,108
Series 2016-NINE, Class A, 2.85%, 10/06/38 (a)(b)		130	133,926
JPMorgan Commercial Mortgage-Backed Securities Trust, Series 2009-RR1, Class A4B, 5.71%, 11/18/17 (a)(b)		100	100,968
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class AJ, 5.48%, 2/15/40		30	30,068
Lone Star Portfolio Trust, Series 2015-LSP, Class A1A2, 2.31%, 9/15/28 (a)(b)		69	69,527
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A1A, 6.01%, 6/12/50 (b)		105	106,621
ML-CFC Commercial Mortgage Trust, Series 2007-7, Class A4, 5.81%, 6/12/50 (b)		86	87,596
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class D, 3.06%, 10/15/48 (a)		110	78,781
Morgan Stanley Capital I Trust:
Series 2007-HQ11, Class AMFL, 0.70%, 2/12/44 (b)		25	24,737
Series 2007-HQ12, Class AM, 5.90%, 4/12/49 (b)		95	95,301
Series 2007-IQ13, Class AM, 5.41%, 3/15/44		120	120,931
Series 2007-IQ15, Class AM, 6.10%, 6/11/49 (b)		405	413,696
Morgan Stanley Re-REMIC Trust, Series 2012-XA, Class A, 2.00%, 7/27/49 (a)		40	40,065
RBSCF Trust, Series 2010-RR3, Class WBTA, 6.16%, 2/16/51 (a)(b)		604	602,754

14	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
STRIPs Ltd.:
Series 2012-1A, Class A, 1.50%, 12/25/44 (a)	USD	22	$22,096
Series 2012-1A, Class B, 0.50%, 12/25/44 (a)		100	96,000
Velocity Commercial Capital Loan Trust:
Series 2015-1, Class AFL, 2.95%, 6/25/45 (a)(b)		185	186,245
Series 2016-1, Class AFL, 2.97%, 4/25/46 (a)(b)		173	173,080
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C28, Class AJ, 5.63%, 10/15/48 (b)		12	11,965
Series 2006-C29, Class AM, 5.34%, 11/15/48		30	30,092
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class A, 1.86%, 6/15/29 (a)(b)		120	120,008
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class C, 3.89%, 2/15/48		30	27,597
Series 2015-C31, Class D, 3.85%, 11/15/48		10	7,549

			11,803,653
Interest Only Commercial Mortgage-Backed Securities — 0.5%
Barclays Commercial Mortgage Trust, Series 2015-SRCH, Class XA, 1.12%, 8/10/35 (a)(b)		1,030	81,009
BB-UBS Trust, Series 2012-SHOW, Class XA, 0.73%, 11/05/36 (a)(b)		3,475	155,194
CFCRE Commercial Mortgage Trust:
Series 2016-C4, Class XA, 1.94%, 5/10/58 (b)		308	37,840
Series 2016-C4, Class XB, 0.89%, 5/10/58 (b)		170	10,300
Citigroup Commercial Mortgage Trust:
Series 2014-GC19, Class XA, 1.42%, 3/10/47 (b)		1,087	69,657
Series 2016-P3, Class XA, 1.88%, 4/15/49 (b)		999	116,705
Commercial Mortgage Pass-Through Certificates:
Series 2013-LC6, Class XA, 1.86%, 1/10/46 (b)		862	51,185
Series 2014-CR14, Class XA, 0.99%, 2/10/47 (b)		1,234	44,025
Series 2015-3BP, Class XA, 0.17%, 2/10/35 (a)(b)		1,916	14,466
Series 2015-CR23, Class XA, 1.15%, 5/10/48 (b)		614	35,180
Series 2015-LC21, Class XA, 1.02%, 7/10/48 (b)		1,088	51,840
Series 2016-DC2, Class XA, 1.24%, 2/10/26 (b)		628	46,071
Credit Suisse Mortgage Capital Certificates, Series 2015-GLPA, Class XA, 0.40%, 11/15/37 (a)(b)		1,000	23,000
GS Mortgage Securities Corp. II, Series 2013-GC10, Class XA, 1.75%, 2/10/46 (b)		653	49,630
Hilton USA Trust, Series 2013-HLT, Class X1FX, 0.00%, 11/05/30 (a)(b)		2,340	23
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C21, Class XA, 1.25%, 8/15/47 (b)		985	62,444
Series 2014-C23, Class XA, 1.01%, 9/15/47 (b)		1,717	64,835
Series 2015-C28, Class XA, 1.34%, 10/15/48 (b)		992	63,400

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2015-C33, Class XA, 1.20%, 12/15/48 (b)	USD	427	$29,463
Series 2016-C1, Class XA, 1.56%, 3/15/49 (b)		998	89,454
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class XC, 0.75%, 8/15/49 (b)		900	42,615
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C19, Class XA, 1.30%, 12/15/47 (b)		219	12,991
Series 2014-C19, Class XF, 1.34%, 12/15/47 (a)(b)		130	8,560
Series 2015-C25, Class XA, 1.30%, 10/15/48 (b)		523	39,085
Series 2015-C26, Class XD, 1.50%, 10/15/48 (a)(b)		120	12,614
Series 2016-C29, Class XB, 1.12%, 5/15/49 (b)		1,020	80,117
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class XD, 1.70%, 3/15/49 (a)(b)		1,000	115,710
Wells Fargo Commercial Mortgage Trust:
Series 2016-BNK1, Class XD, 1.41%, 8/15/49 (a)(b)		1,000	97,090
Series 2016-C33, 1.98%, 3/17/59 (b)		398	47,285
WF-RBS Commercial Mortgage Trust:
Series 2012-C9, Class XA, 2.28%, 11/15/45 (a)(b)		339	28,153
Series 2014-C24, Class XA, 1.12%, 11/15/47 (b)		817	45,450

			1,625,391
Total Non-Agency Mortgage-Backed Securities — 6.2%			20,221,323

Other Interests (h)		Beneficial Interest (000)	Value
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust VII (d)(e)		185	—
Lehman Brothers Holdings, Inc. (d)(e)		1,025	—
Total Other Interests — 0.0%			—

Preferred Securities		Par (000)	Value

Capital Trusts
Capital Markets — 0.4%
Bank of New York Mellon Corp., 4.63% (i)		1,284	1,264,740
State Street Capital Trust IV, 1.85%, 6/15/37 (b)		40	34,400

			1,299,140
Media — 0.1%
NBCUniversal Enterprise, Inc., 5.25% (a)(i)		200	213,500
Total Capital Trusts — 0.5%			1,512,640

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	15

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Preferred Stocks		Shares	Value
Thrifts & Mortgage Finance — 0.0%
Fannie Mae, Series S, 8.25%		10,000	$35,100
Freddie Mac, Series Z, 8.38%		10,000	34,800

			69,900
Total Preferred Stocks — 0.0%			69,900

Trust Preferreds		Shares	Value
Banks — 0.1%
Citigroup Capital XIII, 7.26%, 10/30/40 (b)		13,971	367,996
Consumer Finance — 0.1%
GMAC Capital Trust I, 6.60%, 2/15/40 (b)		13,000	330,330
Total Trust Preferreds — 0.2%			698,326
Total Preferred Securities — 0.7%			2,280,866

Taxable Municipal Bonds		Par (000)	Value
Arizona Health Facilities Authority RB, 1.24%, 1/01/37 (b)	USD	65	60,029
Bay Area Toll Authority RB:
6.92%, 4/01/40		90	133,100
7.04%, 4/01/50		45	72,315
Brooklyn Arena Local Development Corp. RB, 5.00%, 7/15/42		130	153,881
California State Public Works Board RB, 8.36%, 10/01/34		35	54,179
Central Puget Sound Regional Transit Authority RB, 5.00%, 11/01/45		30	35,981
City of Atlanta, GA Water & Wastewater Revenue RB, 5.00%, 11/01/33		55	66,940
City of Portland, OR Sewer System Revenue RB, 5.00%, 6/15/23		100	124,084
City of San Jose, CA Airport Revenue RB, AMBAC, 5.00%, 3/01/37		30	30,465
City of Seattle, WA Municipal Light & Power Revenue RB, 5.00%, 4/01/23-4/01/25		115	143,875
City Public Service Board of San Antonio, Texas RB, 5.81%, 2/01/41		90	125,055
Clark County School District GO, 5.00%, 6/15/23-6/15/28		350	434,677
Colorado Health Facilities Authority RB, 5.25%, 2/01/31		45	50,645
Commonwealth of Massachusetts GO, 5.00%, 7/01/22-7/01/28		385	483,793
Commonwealth of Pennsylvania GO, 5.00%, 9/15/24-9/15/26		90	112,183
Commonwealth of Puerto Rico GO, 8.00%, 7/01/35 (d)(e)		1,180	772,900
Contra Costa Community College District GO, 6.50%, 8/01/34		10	13,761
County of Miami-Dade, FL Aviation Revenue RB:
2.50%, 10/01/24		80	81,347
5.00%, 10/01/38		10	11,593
County of Miami-Dade, FL GO, 5.00%, 7/01/29-7/01/38		195	239,905
County of Sacramento, CA Airport System Revenue RB, AGM, 5.25%, 7/01/39		25	26,649
Eastern Municipal Water District Financing Authority RB, 5.00%, 7/01/33		30	37,635
Energy Northwest RB:
2.81%, 7/01/24		95	99,240
5.00%, 7/01/27-7/01/28		70	89,670
Grant County Public Utility District No. 2 RB, 4.58%, 1/01/40		15	16,437

Taxable Municipal Bonds		Par (000)	Value
Health & Educational Facilities Authority of the State of Missouri RB, 5.00%, 11/15/29- 11/15/34	USD	75	$91,903
Horry County School District, SC GO, 5.00%, 3/01/19-3/01/25		200	242,184
Los Angeles Community College District GO, 6.60%, 8/01/42		55	84,815
Los Angeles Department of Water & Power RB, 6.60%, 7/01/50		30	46,933
Los Angeles Unified School District GO:
5.00%, 7/01/30		60	76,180
6.76%, 7/01/34		150	217,764
Massachusetts Clean Water Trust RB, 5.00%, 2/01/25-2/01/28		155	200,627
Massachusetts Development Finance Agency RB, 5.00%, 7/01/44		95	109,369
Metropolitan Transportation Authority RB:
6.67%, 11/15/39		55	78,946
6.69%, 11/15/40		30	43,136
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB, 7.46%, 10/01/46		30	46,463
Miami-Dade County Educational Facilities Authority RB, 5.07%, 4/01/50		30	35,989
Minneapolis-St. Paul Metropolitan Airports Commission RB, 5.00%, 1/01/28-1/01/30		90	114,511
Municipal Electric Authority of Georgia RB, 6.64%, 4/01/57		40	54,321
New Jersey Educational Facilities Authority RB, 5.00%, 7/01/23		55	68,741
New Jersey State Turnpike Authority RB, 7.41%, 1/01/40		60	94,157
New Jersey Transportation Trust Fund Authority RB, 0.00%, 12/15/27-12/15/31 (j)		170	107,351
New Jersey Transportation Trust Fund Authority RB AGM, 0.00%, 12/15/33 (j)		85	45,383
New Jersey Transportation Trust Fund Authority RB AMBAC, 0.00%, 12/15/35-12/15/36 (j)		170	76,044
New Jersey Turnpike Authority RB, 5.00%, 1/01/45		20	23,625
New York City Transitional Finance Authority Future Tax Secured Revenue RB, 2.28%, 5/01/26		95	94,513
New York City Water & Sewer System RB:
5.75%, 6/15/41		35	49,857
6.01%, 6/15/42		25	36,207
5.38%, 6/15/43		200	233,578
5.50%, 6/15/43		240	281,736
5.88%, 6/15/44		40	57,948
New York State Dormitory Authority RB:
5.00%, 3/15/20-3/15/32		310	381,262
5.39%, 3/15/40		30	39,903
New York State Housing Finance Agency RB, 3.25%, 11/01/41		25	25,196
New York State Thruway Authority RB, 5.00%, 5/01/19-1/01/31		35	41,219
New York State Urban Development Corp. RB, 5.00%, 3/15/24-3/15/28		190	244,439
New York Transportation Development Corp. RB:
5.00%, 7/01/46		100	112,971
5.25%, 1/01/50		100	115,195
Orange County Local Transportation Authority RB, 6.91%, 2/15/41		75	109,291
Port Authority of New York & New Jersey RB:
4.96%, 8/01/46		80	100,290
4.46%, 10/01/62		115	132,872
4.81%, 10/15/65		60	73,096
Port of Morrow, OR RB, 2.99%, 9/01/36		70	69,661

16	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Taxable Municipal Bonds		Par (000)	Value
Regents of the University of California Medical Center Pooled Revenue RB, 6.58%, 5/15/49	USD	75	$107,651
San Diego County Water Authority Financing Corp. RB, 5.00%, 5/01/32-5/01/33		90	112,880
South Carolina Public Service Authority RB, 2.39%, 12/01/23		116	118,334
State of California GO:
5.00%, 9/01/17-9/01/32		180	215,307
7.50%, 4/01/34		60	91,315
4.99%, 4/01/39		40	43,011
7.55%, 4/01/39		265	423,245
7.30%, 10/01/39		25	38,104
7.35%, 11/01/39		50	76,587
7.60%, 11/01/40		40	65,082
State of Georgia GO, 5.00%, 7/01/23-2/01/29		420	535,171
State of Hawaii GO, 5.00%, 10/01/27-10/01/29 (f)		270	343,896
State of Illinois GO, 5.10%, 6/01/33		220	211,713
State of Maryland GO, 5.00%, 6/01/23-6/01/24		100	125,900
State of Minnesota GO, 5.00%, 8/01/27		70	91,500
State of Nevada Highway Improvement Revenue RB, 5.00%, 12/01/27-12/01/28		65	83,026
State of North Carolina GO, 5.00%, 6/01/24-6/01/26		325	421,305
State of Ohio GO, 5.00%, 12/15/23-9/15/24		130	163,529
State of Washington GO, 5.00%, 8/01/25-8/01/32		485	613,386
State of Wisconsin GO, 5.00%, 5/01/34		100	122,146
Texas Private Activity Bond Surface Transportation Corp. RB, 5.00%, 12/31/55		50	56,692
Turlock Irrigation District RB, 5.00%, 1/01/46		40	48,542
University of California RB, 4.86%, 5/15/12		20	22,107
West Virginia Hospital Finance Authority RB, 5.00%, 6/01/19-6/01/24		165	193,286
Total Taxable Municipal Bonds — 3.6%			11,851,730

U.S. Government Sponsored Agency Securities		Par (000)	Value
Collateralized Mortgage Obligations — 0.4%
Fannie Mae:
Series 2013-C01, Class M2, 5.77%, 10/25/23 (b)		220	243,584
Series 2016-C02, Class 1M2, 6.52%, 9/25/28 (b)		20	22,103
Series 2016-C04, Class 1M2, 4.77%, 1/25/29 (b)		160	164,504
Series 2016-C05, Class 2M2, 4.97%, 1/25/29 (b)		190	196,285
Freddie Mac:
Series 2016-DNA4, Class M3, 4.52%, 3/25/29 (b)		250	251,680
Series 2016-HQA3, Class M3, 4.37%, 3/25/29 (b)		250	250,000

			1,128,156
Commercial Mortgage-Backed Securities — 0.1%
Freddie Mac:
Series K034, Class A2, 3.53%, 7/25/23 (b)		40	44,280
Series K036, Class A2, 3.53%, 10/25/23 (b)		40	44,308
Series K046, Class A2, 3.21%, 3/25/25		30	32,714
Series K050, Class A2, 3.33%, 8/25/25 (b)		30	33,027
Series K055, Class A2, 2.67%, 3/25/26		45	47,083

U.S. Government Sponsored Agency Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series KJ07, Class A2, 2.31%, 10/25/22	USD	30	$30,742
Series KPLB, Class A, 2.77%, 5/25/25		90	94,397

			326,551
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Fannie Mae:
Series 2013-M5, Class X2, 2.42%, 1/25/22 (b)		526	43,158
Series 2014-M13, Class X2, 0.24%, 8/25/24 (b)		3,737	38,790
Freddie Mac:
Series K049, Class X1, 0.74%, 7/25/25 (b)		241	10,670
Series K055, Class X1, 1.50%, 3/25/26 (b)		746	77,601
Series K056, Class X1, 1.40%, 5/25/26 (b)		320	30,879
Series K721, Class X1, 0.46%, 8/25/22 (b)		359	6,223
Ginnie Mae:
Series 2012-120, Class IO, 0.88%, 2/16/53 (b)		880	50,654
Series 2014-172, Class IO, 1.06%, 1/16/49 (b)		809	49,507
Series 2016-110, Class IO, 1.07%, 5/16/58 (b)		211	17,990
Series 2016-119, Class IO, 1.13%, 10/16/52 (b)		340	29,963
Series 2016-125, Class IO, 1.15%, 12/16/57 (b)		340	30,374
Series 2016-87, Class IO, 1.01%, 8/16/58 (b)		279	22,807

			408,616
Mortgage-Backed Securities — 38.7%
Fannie Mae Mortgage-Backed Securities:
2.50%, 5/01/26-10/01/31 (k)		1,333	1,381,963
2.54%, 8/01/28		60	61,647
2.69%, 4/01/25		40	41,828
2.81%, 3/01/41 (b)		59	62,081
2.85%, 8/01/38 (b)		128	134,470
2.95%, 3/01/41 (b)		28	29,357
3.00%, 4/01/29-10/01/46 (k)		12,051	12,628,705
3.16%, 12/01/40 (b)		91	95,419
3.38%, 6/01/41 (b)		70	73,430
3.50%, 7/01/26-10/01/46 (k)		16,113	17,063,431
3.54%, 9/01/41 (b)		75	79,389
4.00%, 2/01/25-10/01/46 (k)		25,739	27,784,552
4.50%, 2/01/25-10/01/46 (k)		5,996	6,584,546
5.00%, 2/01/35-10/01/46 (k)		2,817	3,147,607
5.50%, 2/01/35-10/01/46 (k)		1,423	1,611,872
6.00%, 2/01/17-10/01/46 (k)		1,565	1,800,258
6.50%, 5/01/40		266	306,514
Freddie Mac Mortgage-Backed Securities:
2.50%, 3/01/30-10/01/31 (k)		1,693	1,755,132
2.88%, 4/01/38 (b)		147	155,738
3.00%, 1/01/30-10/01/46 (b)(k)		4,915	5,147,015
3.50%, 9/01/30-10/01/46 (k)		11,864	12,567,567
4.00%, 10/01/31-10/01/46 (k)		6,745	7,229,235
4.50%, 2/01/39-10/01/46 (k)		2,291	2,510,258
5.00%, 10/01/41-11/01/41		320	355,671
5.50%, 5/01/40-6/01/41		354	400,064

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	17

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

U.S. Government Sponsored Agency Securities		Par (000)	Value
Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 10/15/46 (k)	USD	5,815	$6,091,440
3.50%, 12/20/41-10/15/46 (k)		8,830	9,384,389
4.00%, 9/20/40-10/15/46 (k)		4,179	4,481,278
4.50%, 12/20/39-10/15/46 (k)		2,226	2,437,570
5.00%, 12/15/38-7/20/44		201	224,933

			125,627,359
Total U.S. Government Sponsored Agency Securities — 39.3%			127,490,682

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Bonds:
3.00%, 11/15/45		3,797	4,332,438
2.25%, 8/15/46		204	200,695
U.S. Treasury Inflation Indexed Notes:
0.13%, 4/15/21-7/15/26		8,315	8,473,096
0.63%, 1/15/26		2,893	3,042,131
U.S. Treasury Notes:
0.75%, 2/28/18-7/15/19		21,617	21,591,750
0.88%, 3/31/18-9/15/19		10,422	10,435,922
1.00%, 3/15/19		1,830	1,837,005
1.25%, 3/31/21		7,380	7,418,627
1.13%, 7/31/21-8/31/21		8,480	8,470,241
1.63%, 4/30/23		2,316	2,349,744
1.38%, 6/30/23		1,550	1,547,275
2.00%, 8/15/25		2,405	2,488,800
2.25%, 11/15/25		2,840	2,997,975
Total U.S. Treasury Obligations — 23.2%			75,185,699
Total Long-Term Investments (Cost — $373,524,107) — 116.7%			379,048,492

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements — 2.0%(l)
Barclays Bank PLC, 0.00%, Open (m) (Purchased on 9/16/16 to be repurchased at $24,553, collateralized by United Mexican States, 3.50% due at 1/21/21, par and fair value of USD 23,000 and $24,449, respectively)		25	24,553
Barclays Bank PLC, 0.00%, Open (m) (Purchased on 9/19/16 to be repurchased at $24,438, collateralized by United Mexican States, 3.50% due at 1/21/21, par and fair value of USD 23,000 and $24,449, respectively)		24	24,437
BNP Paribas Securities Corp., 0.10%, Open (m) (Purchased on 7/05/16 to be repurchased at $151,413, collateralized by U.S. Treasury Bonds, 2.50% due at 2/15/46, par and fair value of USD 140,000 and $144,703, respectively)		151	151,375
BNP Paribas Securities Corp., 0.35%, Open (m) (Purchased on 5/03/16 to be repurchased at $177,913, collateralized by U.S. Treasury Notes, 2.13% due at 12/31/22, par and fair value of USD 170,000 and $177,889, respectively)		178	177,650
BNP Paribas Securities Corp., 0.50%, 10/03/2016 (Purchased on 9/30/16 to be repurchased at $1,441,019, collateralized by U.S. Treasury Bonds, 2.50% due at 5/15/46, par and fair value of USD 1,361,000 and $1,408,635, respectively)		1,441	1,440,959

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued)(l)
Citigroup Global Markets, Inc., 0.00%, Open (m) (Purchased on 9/19/16 to be repurchased at $73,838, collateralized by United Mexican States, 5.13% due at 1/15/20, par and fair value of USD 66,000 and $73,359, respectively)	USD	74	$73,837
Credit Suisse Securities (USA) LLC, 0.00%, Open (m) (Purchased on 9/16/16 to be repurchased at $24,585, collateralized by United Mexican States, 5.13% due at 1/15/20, par and fair value of USD 22,000 and $24,453, respectively)		25	24,585
Credit Suisse Securities (USA) LLC, 0.00%, Open (m) (Purchased on 9/19/16 to be repurchased at $103,040, collateralized by United Mexican States, 5.13% due at 1/15/20, par and fair value of USD 92,000 and $102,258, respectively)		103	103,040
Credit Suisse Securities (USA) LLC, 0.25%, 10/03/2016 (Purchased on 9/30/16 to be repurchased at $264,343, collateralized by U.S. Treasury Notes, 1.50% due at 8/15/26, par and fair value of USD 265,000 and $262,422, respectively)		264	264,337
Credit Suisse Securities (USA) LLC, 0.95%, 10/03/2016 (Purchased on 9/30/16 to be repurchased at $1,863,901, collateralized by U.S. Treasury Notes, 1.63% due at 2/15/26, par and fair value of USD 1,845,300 and $1,848,472, respectively)		1,864	1,863,753
J.P. Morgan Securities LLC, 0.92%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $2,491,861, collateralized by U.S. Treasury Notes, 1.63% due at 5/15/26, par and fair value of USD 2,467,000 and $2,470,276, respectively)		2,492	2,491,670

			6,640,196

Certificates of Deposit		Par (000)	Value
Domestic — 0.3%
Wells Fargo Bank N.A., 1.34%, 9/22/17 (b)		810	809,929
Yankee — 1.7%(n)
Bank of Tokyo-Mitsubishi UFJ Ltd., New York, 1.43%, 8/17/17 (b)		800	801,351
Cooperatieve Rabobank UA, New York, 1.31%, 8/16/17 (b)		800	800,447
Credit Industriel et Commercial, New York, 1.41%, 8/16/17 (b)		800	801,154
Credit Suisse AG, New York, 1.58%, 8/16/17 (b)		400	400,582
Credit Suisse AG, New York, 1.61%, 8/24/17 (b)		400	400,531
Skandinaviska Enskilda Banken AB, New York, 1.29%, 8/17/17 (b)		800	800,299
Sumitomo Mitsui Banking Corp., New York, 1.43%, 8/18/17 (b)		405	405,111
Toronto-Dominion Bank, New York, 1.30%, 8/15/17 (b)		780	780,480

18	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Certificates of Deposit		Par (000)	Value
Yankee (continued)
UBS AG, Stamford, 1.53%, 9/01/17	USD	410	$410,054

			5,600,009
Total Certificates of Deposit — 2.0%			6,409,938

Commercial Paper(o)		Par (000)	Value
BNP Paribas SA, (New York Branch), 1.53%, 8/17/17 (b)		410	410,402
BPCE SA, 1.49%, 8/14/17		800	789,824
Mizuho Corporate Bank, (New York Branch), 1.37%, 8/16/17		800	789,980
Nordea Bank AB, 1.21%, 3/09/17		400	398,210
Norinchukin Bank, (New York Branch), 1.20%, 2/22/17 (b)		400	400,195
Sumitomo Mitsui Trust Bank Ltd., (New York Branch), 1.53%, 8/16/17 (b)		800	800,480
Svenska Handelsbanken AB, (New York Branch), 1.20%, 2/27/17 (b)		410	410,193
Swedbank AB, (New York Branch), 1.38%, 8/18/17 (b)		400	400,503
Total Commercial Paper — 1.4%			4,399,787

		Shares	Value
Money Market Funds — 2.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.20% (p)(q)		7,694,178	7,694,178

Taxable Municipal Bonds(o)		Par (000)	Value
State of Colorado RB, 3.00%, 6/27/17		60	60,938
State of Oregon GO, 2.00%, 6/30/17		60	60,520
Total Taxable Municipal Bonds — 0.0%			121,458
Total Short-Term Securities (Cost — $25,259,047) — 7.8%			25,265,557

Options Purchased
(Cost — $310,925) — 0.1%			194,387
Total Investments Before Borrowed Bonds, TBA Sale Commitments and Options Written (Cost — $399,094,079*) — 124.6%			404,508,436

Borrowed Bonds		Par (000)	Value
Foreign Government Obligations — (0.1)%
United Mexican States,
5.13%, 1/15/20	USD	180	$(200,070)
3.50%, 1/21/21		46	(48,898)

			(248,968)
U.S. Treasury Obligations — (1.9)%
U.S. Treasury Bonds, 2.50%, 2/15/46-5/15/46		1,501	(1,553,338)
U.S. Treasury Notes,
2.13%, 12/31/22		170	(177,889)
1.63%, 2/15/26-5/15/26		4,312	(4,318,748)
1.50%, 8/15/26		265	(262,422)

			(6,312,397)
Total Borrowed Bonds (Proceeds — $6,568,368) — (2.0)%			(6,561,365)

TBA Sale Commitments (k)		Par (000)	Value
Fannie Mae Mortgage-Backed Securities:
2.50%, 10/01/31		298	(308,655)
3.00%, 10/01/31-10/01/46		7,536	(7,845,446)
3.50%, 10/01/31-10/01/46		8,244	(8,697,360)
4.00%, 10/01/31-10/01/46		13,764	(14,775,480)
4.50%, 10/01/46		3,063	(3,353,166)
5.00%, 10/01/46		151	(167,719)
6.00%, 10/01/46		480	(550,209)
Freddie Mac Mortgage-Backed Securities:
3.00%, 10/01/46		142	(147,558)
3.50%, 10/01/46		5,263	(5,552,362)
4.00%, 10/01/46		2,930	(3,142,826)
4.50%, 10/01/46		747	(817,892)
Ginnie Mae Mortgage-Backed Securities:
3.50%, 10/15/46		67	(71,161)
4.00%, 10/15/46		79	(84,650)
4.50%, 10/15/46		100	(110,404)
Total TBA Sale Commitments (Proceeds — $45,568,945) — (14.1)%			(45,624,888)

Options Written
(Premiums Received — $85,321) — (0.0)%			(23,543)
Total Investments Net of Borrowed Bonds, TBA Sale Commitments and Options Written — 108.5%			352,298,640
Liabilities in Excess of Other Assets — (8.5)%			(27,540,612)

Net Assets — 100.0%			$324,758,028

Notes to Schedule of Investments

*	As of September 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$399,277,647

Gross unrealized appreciation	$6,097,190
Gross unrealized depreciation	(866,401)

Net unrealized appreciation	$5,230,789

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	19

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

(d)	Issuer filed for bankruptcy and/or is in default.

(e)	Non-income producing security.

(f)	When-issued security.

(g)	U.S. dollar denominated security issued by foreign domiciled entity.

(h)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(i)	Perpetual security with no stated maturity date.

(j)	Zero-coupon bond.

(k)	Represents or includes a TBA transaction. Unsettled TBA transactions as of September 30, 2016 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$(1,651,836)	$(1,980)
BNP Paribas Securities Corp.	$436,785	$(1,087)
Citigroup Global Markets, Inc.	$(2,803,780)	$153
Credit Suisse Securities (USA) LLC	$6,260,360	$21,676
Deutsche Bank Securities, Inc.	—	$2,326
Goldman Sachs & Co.	$13,472,979	$33,509
J.P. Morgan Securities LLC	$(568,666)	$(1,797)
Jefferies LLC	$2,505,072	$2,221
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$(1,170,901)	$(726)
Morgan Stanley & Co. LLC	$2,672,871	$3,812
Nomura Securities International, Inc.	$2,250,558	$3,171
RBC Capital Markets, LLC	$(240,131)	$(1,757)
Wells Fargo Securities, LLC	$1,602,979	$1,151

(l)	Certain agreements have no stated maturity and can be terminated by either party at any time.

(m)	The amount to be repurchased assumes the maturity will be the day after the period end.

(n)	Issuer is a U.S. branch of a foreign domiciled bank.

(o)	Rates are discount rates or a range of discount rates at the time of purchase.

(p)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2015	Net Activity	Shares Held at September 30, 2016	Value at September 30, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	18,757,657	(18,757,657)	—	—	$60,525
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	7,694,178	7,694,178	$7,694,178	3,588
				$7,694,178	$64,113

(q)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(7)	Euro-Bund	December 2016	USD	1,302,980	$	(8,713)
(12)	Long Gilt British	December 2016	USD	2,025,872		2,037
54	U.S. Treasury Bonds (30 Year)	December 2016	USD	9,080,438		(60,553)
30	U.S. Treasury Notes (10 Year)	December 2016	USD	3,933,750		(2,851)
(163)	U.S. Treasury Notes (2 Year)	December 2016	USD	35,610,406		(329)
174	U.S. Treasury Notes (5 Year)	December 2016	USD	21,143,719		57,211
50	U.S. Ultra Treasury Bonds	December 2016	USD	9,193,750		(164,038)
(9)	Euro Dollar	December 2017	USD	2,226,038		(125)
Total					$	(177,361)

20	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP	123,041,990	USD	181,000	Credit Suisse International	10/03/16	$6,052
USD	181,000	CLP	122,285,410	Credit Suisse International	10/03/16	(4,901)
BRL	288,990	USD	90,000	Bank of America N.A.	10/04/16	(1,244)
BRL	485,055	USD	150,000	Goldman Sachs International	10/04/16	(1,027)
BRL	300,645	USD	90,000	Royal Bank of Scotland PLC	10/04/16	2,336
BRL	420,940	USD	130,000	Royal Bank of Scotland PLC	10/04/16	(718)
CAD	206,796	USD	160,000	Barclays Bank PLC	10/04/16	(2,370)
CAD	206,838	USD	160,000	Barclays Bank PLC	10/04/16	(2,338)
EUR	101,678	USD	115,000	Citibank N.A.	10/04/16	(758)
EUR	181,210	USD	205,000	Citibank N.A.	10/04/16	(1,398)
GBP	120,818	USD	160,000	Barclays Bank PLC	10/04/16	(3,389)
GBP	120,823	USD	160,000	JPMorgan Chase Bank N.A.	10/04/16	(3,383)
HUF	88,753,376	USD	320,000	Citibank N.A.	10/04/16	3,699
JPY	16,047,662	USD	160,000	Barclays Bank PLC	10/04/16	(1,720)
JPY	16,049,099	USD	160,000	Barclays Bank PLC	10/04/16	(1,706)
MXN	19,471	USD	1,000	Bank of America N.A.	10/04/16	4
MXN	294,120	USD	15,000	Bank of America N.A.	10/04/16	162
MXN	1,772,460	USD	90,000	Bank of America N.A.	10/04/16	1,368
MXN	292,686	USD	15,000	Citibank N.A.	10/04/16	88
MXN	292,718	USD	15,000	Citibank N.A.	10/04/16	89
MXN	294,389	USD	15,000	Citibank N.A.	10/04/16	175
MXN	1,737,264	USD	90,000	JPMorgan Chase Bank N.A.	10/04/16	(446)
MXN	292,903	USD	15,000	UBS AG	10/04/16	99
MXN	294,423	USD	15,000	UBS AG	10/04/16	177
RUB	20,432,000	USD	320,000	JPMorgan Chase Bank N.A.	10/04/16	5,055
SEK	1,340,735	USD	160,000	Goldman Sachs International	10/04/16	(3,683)
SEK	1,341,148	USD	160,000	Morgan Stanley & Co. International PLC	10/04/16	(3,635)
TRY	945,984	USD	320,000	Goldman Sachs International	10/04/16	(5,040)
USD	30,000	BRL	99,660	Goldman Sachs International	10/04/16	(608)
USD	90,000	BRL	298,845	Goldman Sachs International	10/04/16	(1,783)
USD	90,000	BRL	292,635	Goldman Sachs International	10/04/16	124
USD	120,000	BRL	392,700	Goldman Sachs International	10/04/16	(608)
USD	130,000	BRL	438,750	UBS AG	10/04/16	(4,752)
USD	320,000	CAD	413,376	Goldman Sachs International	10/04/16	4,905
USD	320,000	EUR	285,447	Credit Suisse International	10/04/16	(719)
USD	320,000	GBP	247,296	Deutsche Bank AG	10/04/16	(559)
USD	320,000	HUF	87,236,800	Goldman Sachs International	10/04/16	1,832
USD	320,000	JPY	32,301,920	Goldman Sachs International	10/04/16	1,402
USD	90,000	MXN	1,771,948	Citibank N.A.	10/04/16	(1,342)
USD	160,000	RUB	10,540,800	BNP Paribas S.A.	10/04/16	(7,695)
USD	160,000	RUB	10,551,200	Morgan Stanley & Co. International PLC	10/04/16	(7,860)
USD	320,000	SEK	2,738,706	Barclays Bank PLC	10/04/16	693
USD	160,000	TRY	476,519	BNP Paribas S.A.	10/04/16	1,346
USD	160,000	TRY	476,442	Deutsche Bank AG	10/04/16	1,371
USD	160,000	ZAR	2,283,512	Bank of America N.A.	10/04/16	(6,275)
USD	160,000	ZAR	2,282,364	Credit Suisse International	10/04/16	(6,192)
ZAR	4,378,581	USD	320,000	Barclays Bank PLC	10/04/16	(1,171)
BRL	1,032,480	USD	320,000	Royal Bank of Scotland PLC	10/05/16	(2,992)

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	21

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
COP	335,052,500	USD	115,000	BNP Paribas S.A.	10/05/16	$1,085
COP	275,975,000	USD	95,000	Royal Bank of Scotland PLC	10/05/16	617
COP	319,550,000	USD	110,000	Royal Bank of Scotland PLC	10/05/16	714
USD	160,000	BRL	522,080	Credit Suisse International	10/05/16	(297)
USD	160,000	BRL	522,240	Deutsche Bank AG	10/05/16	(346)
USD	205,000	COP	606,595,000	Royal Bank of Scotland PLC	10/05/16	(5,166)
USD	115,000	COP	340,457,500	Standard Chartered Bank	10/05/16	(2,958)
USD	5,594	EUR	5,000	HSBC Bank PLC	10/05/16	(24)
USD	825,497	EUR	740,000	Royal Bank of Scotland PLC	10/05/16	(5,985)
USD	169,585	TRY	505,839	Bank of America N.A.	10/05/16	1,204
USD	107,208	TRY	319,771	Goldman Sachs International	10/05/16	764
INR	600,120	USD	9,000	Royal Bank of Scotland PLC	10/13/16	(8)
INR	8,980,200	USD	135,000	Standard Chartered Bank	10/13/16	(439)
INR	9,061,200	USD	135,000	UBS AG	10/13/16	775
USD	522,325	IDR	6,833,054,461	BNP Paribas S.A.	10/13/16	(208)
USD	135,000	INR	9,049,050	BNP Paribas S.A.	10/13/16	(593)
EUR	72,494	USD	81,543	Goldman Sachs International	10/14/16	(53)
USD	49,613	EUR	44,422	Bank of America N.A.	10/14/16	(322)
USD	76,970	EUR	67,744	Bank of America N.A.	10/14/16	818
USD	149,594	EUR	133,438	Bank of America N.A.	10/14/16	(405)
USD	25,073	EUR	22,396	Citibank N.A.	10/14/16	(102)
USD	37,263	EUR	33,148	Deutsche Bank AG	10/14/16	1
USD	51,177	EUR	45,264	Morgan Stanley & Co. International PLC	10/14/16	296
USD	138,000	CLP	91,218,000	Royal Bank of Scotland PLC	10/17/16	(503)
TRY	419,657	USD	140,387	Citibank N.A.	10/18/16	(1,071)
TRY	481,709	USD	161,514	Citibank N.A.	10/18/16	(1,598)
TRY	365,280	USD	121,904	Deutsche Bank AG	10/18/16	(640)
TRY	25,429	USD	8,504	HSBC Bank PLC	10/18/16	(62)
TRY	203,988	USD	68,010	JPMorgan Chase Bank N.A.	10/18/16	(291)
TRY	225,240	USD	75,047	JPMorgan Chase Bank N.A.	10/18/16	(273)
USD	285,066	TRY	846,788	Citibank N.A.	10/18/16	3,953
USD	294,259	TRY	874,515	Morgan Stanley & Co. International PLC	10/18/16	3,941
USD	42,699	IDR	571,735,000	Deutsche Bank AG	10/21/16	(970)
USD	42,766	IDR	571,735,548	UBS AG	10/21/16	(903)
USD	143,000	TWD	4,480,905	JPMorgan Chase Bank N.A.	10/21/16	(35)
MYR	632,961	USD	153,000	Royal Bank of Scotland PLC	10/24/16	(159)
USD	45,000	ZAR	615,875	Goldman Sachs International	10/26/16	348
USD	45,000	ZAR	615,478	Morgan Stanley & Co. International PLC	10/26/16	377
RUB	5,778,000	USD	90,000	BNP Paribas S.A.	10/27/16	1,405
KRW	41,403,895	USD	37,436	UBS AG	10/28/16	150
KRW	96,651,114	USD	87,364	UBS AG	10/28/16	374
USD	124,800	KRW	137,592,000	Standard Chartered Bank	10/28/16	(104)
BRL	1,187,732	USD	364,000	Royal Bank of Scotland PLC	11/03/16	(2,418)
USD	839,630	EUR	748,000	Royal Bank of Scotland PLC	11/03/16	378
MXN	3,529,862	USD	181,000	Royal Bank of Scotland PLC	11/04/16	290
USD	298,000	CNH	1,992,245	Morgan Stanley & Co. International PLC	11/07/16	266
BRL	123,552	USD	36,000	BNP Paribas S.A.	12/21/16	1,068
BRL	71,224	USD	21,600	Goldman Sachs International	12/21/16	(231)
BRL	49,402	USD	14,400	JPMorgan Chase Bank N.A.	12/21/16	422

22	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	24,203	USD	7,200	Nomura International PLC	12/21/16	$61
BRL	95,429	USD	28,800	Royal Bank of Scotland PLC	12/21/16	(169)
CAD	47,599	USD	36,000	BNP Paribas S.A.	12/21/16	303
CAD	18,784	USD	14,400	Royal Bank of Scotland PLC	12/21/16	(74)
COP	401,521,329	USD	134,543	Credit Suisse International	12/21/16	2,756
COP	162,950,000	USD	54,341	State Street Bank and Trust Co.	12/21/16	1,379
COP	166,055,000	USD	55,330	State Street Bank and Trust Co.	12/21/16	1,452
COP	385,380,000	USD	129,189	State Street Bank and Trust Co.	12/21/16	2,591
COP	387,145,000	USD	129,107	State Street Bank and Trust Co.	12/21/16	3,277
EUR	22,000	RUB	1,641,200	BNP Paribas S.A.	12/21/16	(786)
EUR	36,960	RUB	2,780,002	Deutsche Bank AG	12/21/16	(1,675)
EUR	15,840	SEK	150,873	Citibank N.A.	12/21/16	201
EUR	360	SEK	3,438	Standard Chartered Bank	12/21/16	3
EUR	32,400	USD	36,395	BNP Paribas S.A.	12/21/16	145
EUR	5,760	USD	6,502	Royal Bank of Scotland PLC	12/21/16	(6)
EUR	66,240	USD	74,782	Royal Bank of Scotland PLC	12/21/16	(79)
EUR	7,200	USD	8,060	Standard Chartered Bank	12/21/16	60
GBP	50,400	USD	65,243	HSBC Bank PLC	12/21/16	201
GBP	18,720	USD	24,753	JPMorgan Chase Bank N.A.	12/21/16	(445)
JPY	2,914,214	USD	28,800	BNP Paribas S.A.	12/21/16	48
JPY	1,798,685	USD	17,640	HSBC Bank PLC	12/21/16	166
JPY	158,811,452	USD	1,585,000	Nomura International PLC	12/21/16	(12,888)
JPY	1,101,771	USD	10,800	Northern Trust Corp.	12/21/16	107
KRW	31,838,400	USD	28,800	BNP Paribas S.A.	12/21/16	96
KRW	31,841,280	USD	28,800	Citibank N.A.	12/21/16	98
KRW	31,842,720	USD	28,800	HSBC Bank PLC	12/21/16	100
KRW	32,192,640	USD	28,800	HSBC Bank PLC	12/21/16	417
KRW	109,913,000	USD	100,000	HSBC Bank PLC	12/21/16	(246)
KRW	81,876,902	USD	72,720	JPMorgan Chase Bank N.A.	12/21/16	1,589
MXN	441,177	USD	23,040	UBS AG	12/21/16	(497)
NOK	179,692	USD	21,600	BNP Paribas S.A.	12/21/16	882
NOK	436,784	USD	53,280	BNP Paribas S.A.	12/21/16	1,368
NOK	154,228	USD	18,720	Morgan Stanley & Co. International PLC	12/21/16	576
NOK	119,498	USD	14,400	Royal Bank of Scotland PLC	12/21/16	551
NZD	25,560	USD	18,556	Royal Bank of Scotland PLC	12/21/16	(5)
NZD	72,000	USD	52,098	Westpac Banking Corp.	12/21/16	160
RUB	329,388	EUR	4,400	JPMorgan Chase Bank N.A.	12/21/16	175
SEK	13,679	EUR	1,440	Goldman Sachs International	12/21/16	(22)
USD	10,846	AUD	14,400	Goldman Sachs International	12/21/16	(154)
USD	17,182	AUD	23,040	Goldman Sachs International	12/21/16	(418)
USD	55,035	AUD	72,000	Goldman Sachs International	12/21/16	34
USD	22,087	AUD	28,800	Royal Bank of Scotland PLC	12/21/16	86
USD	36,000	BRL	117,983	BNP Paribas S.A.	12/21/16	603
USD	36,000	BRL	118,465	Royal Bank of Scotland PLC	12/21/16	458
USD	17,280	CAD	22,769	Goldman Sachs International	12/21/16	(86)
USD	43,200	CAD	56,995	Royal Bank of Scotland PLC	12/21/16	(270)
USD	1,101,000	CNH	7,408,866	HSBC Bank PLC	12/21/16	(3,564)
USD	955,091	COP	2,843,782,241	Royal Bank of Scotland PLC	12/21/16	(17,336)
USD	16,260	EUR	14,400	BNP Paribas S.A.	12/21/16	21

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	23

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	20,310	EUR	18,000	BNP Paribas S.A.	12/21/16	$11
USD	117,683	EUR	104,325	Morgan Stanley & Co. International PLC	12/21/16	30
USD	32,318	EUR	28,800	Royal Bank of Scotland PLC	12/21/16	(162)
USD	55,291	EUR	48,960	UBS AG	12/21/16	75
USD	73,493	GBP	55,440	Bank of America N.A.	12/21/16	1,505
USD	18,856	GBP	14,400	Citibank N.A.	12/21/16	158
USD	18,784	GBP	14,400	HSBC Bank PLC	12/21/16	86
USD	56,251	GBP	43,200	HSBC Bank PLC	12/21/16	156
USD	28,267	GBP	21,600	JPMorgan Chase Bank N.A.	12/21/16	220
USD	188,965	IDR	2,517,960,969	JPMorgan Chase Bank N.A.	12/21/16	(1,554)
USD	1,440	JPY	145,767	Barclays Bank PLC	12/21/16	(3)
USD	18,720	KRW	20,419,776	BNP Paribas S.A.	12/21/16	188
USD	124,800	KRW	140,793,120	Deutsche Bank AG	12/21/16	(2,980)
USD	50,400	KRW	55,344,240	HSBC Bank PLC	12/21/16	171
USD	37,440	KRW	40,827,571	Standard Chartered Bank	12/21/16	386
USD	14,400	MXN	284,573	Citibank N.A.	12/21/16	(141)
USD	19,440	MXN	376,853	JPMorgan Chase Bank N.A.	12/21/16	183
USD	24,480	MXN	452,941	Royal Bank of Scotland PLC	12/21/16	1,335
USD	122,017	MXN	2,365,050	Royal Bank of Scotland PLC	12/21/16	1,167
USD	57,600	NOK	467,487	Citibank N.A.	12/21/16	(889)
USD	72,000	NOK	584,217	Citibank N.A.	12/21/16	(1,093)
USD	1,071	NZD	1,440	Credit Suisse International	12/21/16	25
USD	42,127	NZD	57,600	Westpac Banking Corp.	12/21/16	320
USD	28,800	ZAR	410,393	BNP Paribas S.A.	12/21/16	(622)
USD	36,000	ZAR	520,506	BNP Paribas S.A.	12/21/16	(1,317)
USD	28,800	ZAR	400,960	Goldman Sachs International	12/21/16	54
USD	16,920	ZAR	246,428	JPMorgan Chase Bank N.A.	12/21/16	(747)
ZAR	406,426	USD	28,800	BNP Paribas S.A.	12/21/16	338
ZAR	532,584	USD	36,000	HSBC Bank PLC	12/21/16	2,183
ZAR	255,222	USD	17,280	UBS AG	12/21/16	1,018
Total						$(74,908)

Exchange-Traded Options Purchased

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
U.S. Treasury Notes (10 Year) Future	Put	10/21/16	USD	131.00	108	$48,937
Euro Dollar Futures	Put	12/16/16	USD	98.50	467	84,645
Total						$133,582

24	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

OTC Barrier Options Purchased
Description	Put/ Call	Type of Option	Counterparty	Expiration Date	Strike Price		Barrier Price		Notional Amount (000)		Value
USD Currency	Call	One-Touch	Citibank N.A.	10/20/16	JPY	105.00	JPY	105.00	USD	85	$71
USD Currency	Call	One-Touch	Morgan Stanley & Co. International PLC	11/30/16	MXN	23.00	MXN	23.00	USD	10	758
Total											$829

OTC Options Purchased
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
USD Currency	Call	Bank of America N.A.	11/04/16	CNH	6.80	USD	1,915	$2,922
USD Currency	Call	Goldman Sachs International	11/16/16	MXN	19.65	USD	190	4,200
USD Currency	Call	Goldman Sachs International	11/16/16	MXN	18.75	USD	160	7,384
USD Currency	Call	Deutsche Bank AG	11/23/16	MXN	20.00	USD	190	3,678
USD Currency	Call	Deutsche Bank AG	11/23/16	MXN	19.90	USD	180	3,793
		Morgan Stanley & Co.
USD Currency	Put	International PLC	10/18/16	MXN	19.30	USD	180	2,527
AUD Currency	Put	UBS AG	10/20/16	USD	0.75	AUD	4,200	8,269
		Morgan Stanley & Co.
USD Currency	Put	International PLC	11/23/16	BRL	3.30	USD	150	4,199
Total								$36,972

OTC Interest Rate Swaptions Purchased
Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
30-Year Interest Rate Swap	Bank of America N.A.	Put	2.05%	Pay	3-month LIBOR	11/18/16	USD	4,632	$23,004

Exchange-Traded Options Written

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Euro Dollar Futures	Put	12/16/16	USD	98.00	467	$(8,756)

OTC Barrier Options Written
Description	Put/ Call	Type of Option	Counterparty	Expiration Date	Strike Price		Barrier Price		Notional Amount (000)		Value
USD Currency	Call	One-Touch	Deutsche Bank AG	10/20/16	JPY	105.00	JPY	105.00	USD	85	$(71)

OTC Options Written
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount		Value
USD Currency	Call	Goldman Sachs International	11/16/16	MXN	20.00	USD	250	$(4,039)
USD Currency	Call	Deutsche Bank AG	11/23/16	MXN	21.50	USD	290	(1,589)
AUD Currency	Put	Deutsche Bank AG	10/20/16	USD	0.75	AUD	4,200	(8,269)
USD Currency	Put	Goldman Sachs International	11/16/16	MXN	18.10	USD	190	(819)
Total								$(14,716)

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	25

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Centrally Cleared Credit Default Swaps — Sell Protection
Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
CDX.NA.HY Series 27 Version 1	5.00%	12/20/21	B+	USD	6,899	$29,960
CDX.NA.IG Series 27 Version 1	1.00%	12/20/21	BBB+	USD	7,426	10,467
Total						$40,427

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.65%[1]	3-month LIBOR	N/A	11/26/16	USD	535	$(770)
1.26%[1]	3-month LIBOR	N/A	1/12/17	USD	7,141	(17,226)
1.02%[2]	3-month LIBOR	1/05/17[3]	9/30/18	USD	47,110	(9,792)
1.31%[1]	3-month LIBOR	12/30/16[3]	8/15/23	USD	6,353	868
2.13%[2]	3-month LIBOR	N/A	8/25/25	USD	60	3,769
2.27%[1]	3-month LIBOR	N/A	9/11/25	USD	91	(6,777)
1.75%[1]	3-month LIBOR	12/30/16[3]	2/15/36	USD	2,477	(6,676)
Total						$(36,604)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Fund pays the floating rate and receives the fixed rate.

[3]	Forward swap.

OTC Credit Default Swaps — Buy Protection

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	135	$1,291	$884	$407
United Mexican States	1.00%	Bank of America N.A.	9/20/20	USD	135	1,727	1,348	379
Loews Corp.	1.00%	Barclays Bank PLC	12/20/20	USD	120	(3,658)	(3,568)	(90)
Valero Energy Corp.	1.00%	Morgan Stanley Capital Services LLC	12/20/20	USD	130	692	2,706	(2,014)
Commonwealth Bank of Australia	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	320	(5,898)	(3,596)	(2,302)
Commonwealth Bank of Australia	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	255	(4,700)	(2,865)	(1,835)
Republic of the Philippines	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	110	224	562	(338)
Republic of the Philippines	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	43	87	235	(148)
Republic of the Philippines	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	10	21	60	(39)
HSBC Holdings PLC ADR	1.00%	Bank of America N.A.	12/20/21	EUR	319	(4,777)	(5,002)	225
HSBC Holdings PLC ADR	1.00%	BNP Paribas S.A.	12/20/21	EUR	963	(14,423)	(13,865)	(558)
Standard Chartered PLC	1.00%	BNP Paribas S.A.	12/20/21	EUR	481	4,726	4,620	106
Standard Chartered PLC	1.00%	Citibank N.A.	12/20/21	EUR	655	6,436	5,440	996
HSBC Holdings PLC ADR	1.00%	Credit Suisse International	12/20/21	EUR	321	(4,807)	(4,755)	(52)
Republic of Argentina	5.00%	Bank of America N.A.	12/20/21	USD	39	(2,079)	(1,868)	(211)
Republic of South Africa	1.00%	Bank of America N.A.	12/20/21	USD	150	10,779	11,530	(751)
Republic of the Philippines	1.00%	Bank of America N.A.	12/20/21	USD	286	2,130	2,546	(416)
Federation of Malaysia	1.00%	Barclays Bank PLC	12/20/21	USD	167	1,686	2,840	(1,154)
Federation of Malaysia	1.00%	Barclays Bank PLC	12/20/21	USD	33	327	371	(44)
Republic of Colombia	1.00%	Barclays Bank PLC	12/20/21	USD	87	3,019	3,363	(344)
Republic of Colombia	1.00%	Barclays Bank PLC	12/20/21	USD	87	3,019	3,445	(426)

26	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of South Africa	1.00%	Barclays Bank PLC	12/20/21	USD	905	$65,033	$69,165	$(4,132)
Republic of the Philippines	1.00%	Barclays Bank PLC	12/20/21	USD	640	4,840	2,583	2,257
Republic of the Philippines	1.00%	Barclays Bank PLC	12/20/21	USD	186	1,406	841	565
Republic of the Philippines	1.00%	Barclays Bank PLC	12/20/21	USD	122	922	574	348
Republic of the Philippines	1.00%	Barclays Bank PLC	12/20/21	USD	76	577	303	274
Republic of the Philippines	1.00%	Barclays Bank PLC	12/20/21	USD	61	461	242	219
Republic of the Philippines	1.00%	Barclays Bank PLC	12/20/21	USD	31	230	121	109
United Mexican States	1.00%	Barclays Bank PLC	12/20/21	USD	65	2,201	2,314	(113)
United Mexican States	1.00%	Barclays Bank PLC	12/20/21	USD	40	1,354	1,452	(98)
Australia and New Zealand Banking Group Ltd.	1.00%	BNP Paribas S.A.	12/20/21	USD	1,073	(18,466)	(18,080)	(386)
National Australia Bank Ltd.	1.00%	BNP Paribas S.A.	12/20/21	USD	310	(4,821)	(4,767)	(54)
Republic of South Africa	1.00%	BNP Paribas S.A.	12/20/21	USD	115	8,264	8,932	(668)
Republic of the Philippines	1.00%	BNP Paribas S.A.	12/20/21	USD	45	341	138	203
United Mexican States	1.00%	BNP Paribas S.A.	12/20/21	USD	141	4,774	4,715	59
United Mexican States	1.00%	BNP Paribas S.A.	12/20/21	USD	140	4,741	4,847	(106)
Federation of Malaysia	1.00%	Citibank N.A.	12/20/21	USD	9	93	157	(64)
Prudential Financial, Inc.	1.00%	Citibank N.A.	12/20/21	USD	522	3,798	5,148	(1,350)
Republic of Argentina	5.00%	Citibank N.A.	12/20/21	USD	394	(23,492)	(13,447)	(10,045)
Republic of Colombia	1.00%	Citibank N.A.	12/20/21	USD	75	2,603	2,970	(367)
Republic of South Africa	1.00%	Citibank N.A.	12/20/21	USD	370	26,588	28,441	(1,853)
Republic of the Philippines	1.00%	Citibank N.A.	12/20/21	USD	151	1,126	1,199	(73)
Republic of the Philippines	1.00%	Citibank N.A.	12/20/21	USD	88	668	394	274
Republic of the Philippines	1.00%	Citibank N.A.	12/20/21	USD	43	327	111	216
United Mexican States	1.00%	Citibank N.A.	12/20/21	USD	70	2,370	2,441	(71)
United Mexican States	1.00%	Citibank N.A.	12/20/21	USD	70	2,370	2,507	(137)
United Mexican States	1.00%	Citibank N.A.	12/20/21	USD	70	2,370	2,507	(137)
United Mexican States	1.00%	Citibank N.A.	12/20/21	USD	70	2,370	2,507	(137)
United Mexican States	1.00%	Citibank N.A.	12/20/21	USD	39	1,321	1,453	(132)
Commonwealth Bank of Australia	1.00%	Deutsche Bank AG	12/20/21	USD	17	(268)	(277)	9
Republic of South Africa	1.00%	Goldman Sachs International	12/20/21	USD	92	6,611	7,031	(420)
Republic of South Africa	1.00%	HSBC Bank PLC	12/20/21	USD	130	9,342	10,083	(741)
Australia and New Zealand Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	227	(3,917)	(3,835)	(82)
Commonwealth Bank of Australia	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	405	(6,948)	(6,209)	(739)
Republic of South Africa	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	380	27,307	29,210	(1,903)
Republic of the Philippines	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	201	1,519	515	1,004
Republic of the Philippines	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	81	612	366	246
Russian Federation	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	70	3,785	4,163	(378)
Republic of Colombia	1.00%	Morgan Stanley Capital Services LLC	12/20/21	USD	89	3,089	3,259	(170)
United Mexican States	1.00%	Morgan Stanley Capital Services LLC	12/20/21	USD	94	3,183	3,176	7
United Mexican States	1.00%	Morgan Stanley Capital Services LLC	12/20/21	USD	94	3,182	3,198	(16)
Republic of the Philippines	1.00%	UBS AG	12/20/21	USD	75	569	299	270
CMBX.NA Series 8 AAA	0.50%	Credit Suisse International	10/17/57	USD	70	1,698	3,140	(1,442)
CMBX.NA Series 9 AAA	0.50%	Goldman Sachs International	9/17/58	USD	240	8,802	7,730	1,072
CMBX.NA Series 6 BBB-	3.00%	J.P. Morgan Securities LLC	5/11/63	USD	30	2,681	1,989	692

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	27

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA Series 6 BBB-	3.00%	J.P. Morgan Securities LLC	5/11/63	USD	30	$2,681	$1,989	$692
CMBX.NA Series 6 BBB-	3.00%	Morgan Stanley Capital Services LLC	5/11/63	USD	30	2,681	1,828	853
Total						$156,800	$181,854	$(25,054)

OTC Credit Default Swaps — Sell Protection
Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA Series 8 A	2.00%	Morgan Stanley Capital Services LLC	10/17/57	Not Rated	USD	90	$(6,950)	$(10,068)	$3,118
Transocean Ltd.	1.00%	Goldman Sachs International	6/20/19	BB-	USD	95	(9,864)	(1,616)	(8,248)
Transocean Ltd.	1.00%	Goldman Sachs International	6/20/19	BB-	USD	15	(1,558)	(255)	(1,303)
United Mexican States	1.00%	Bank of America N.A.	6/20/20	BBB+	USD	135	(1,292)	(1,025)	(267)
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	9/20/20	BBB+	USD	135	(1,728)	(1,175)	(553)
Australia & New Zealand Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	AA-	USD	426	(7,876)	4,191	(12,067)
CMBX.NA Series 3 AM	0.50%	Credit Suisse International	12/13/49	BBB+	USD	362	(6,480)	(32,625)	26,145
CMBX.NA Series 4 AM	0.50%	Deutsche Bank AG	2/17/51	BB+	USD	95	(2,605)	(12,954)	10,349
CMBX.NA Series 8 A	2.00%	Goldman Sachs International	10/17/57	Not Rated	USD	60	(4,633)	(6,231)	1,598
CMBX.NA Series 9 A	2.00%	J.P. Morgan Securities LLC	9/17/58	Not Rated	USD	6	(489)	(737)	248
CMBX.NA Series 6 BBB-	3.00%	Credit Suisse International	5/11/63	BBB-	USD	30	(2,680)	(2,481)	(199)
Total							$(46,155)	$(64,976)	$18,821

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps
Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
13.13%[1]	1-day BZDIOVER	Bank of America N.A.	N/A	7/03/17	BRL	1,345	$(517)	—	$(517)
12.93%[1]	1-day BZDIOVER	Citibank N.A.	N/A	7/03/17	BRL	2,688	(228)	—	(228)
13.11%[1]	1-day BZDIOVER	Citibank N.A.	N/A	7/03/17	BRL	1,614	(549)	—	(549)
12.85%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	7/03/17	BRL	226	8	—	8
1.92%[2]	3-month KRW Certificate of Deposit	Deutsche Bank AG	N/A	11/10/17	KRW	205,250	1,498	302	1,196
1.69%[1]	3-month KRW Certificate of Deposit	Deutsche Bank AG	N/A	11/10/17	KRW	205,250	(967)	—	(967)
4.55%[1]	28-day MXIBTIIE	Barclays Bank PLC	N/A	3/21/18	MXN	826	692	12	680
4.85%[1]	28-day MXIBTIIE	Bank of America N.A.	N/A	11/01/18	MXN	716	682	2	680
12.24%[2]	1-day BZDIOVER	Bank of America N.A.	N/A	1/02/19	BRL	1,948	6,094	—	6,094
11.50%[1]	1-day BZDIOVER	Bank of America N.A.	N/A	1/02/19	BRL	1,294	(236)	—	(236)
12.03%[2]	1-day BZDIOVER	Bank of America N.A.	N/A	1/02/19	BRL	1,130	2,900	—	2,900
12.02%[2]	1-day BZDIOVER	Bank of America N.A.	N/A	1/02/19	BRL	1,098	2,747	—	2,747
12.46%[2]	1-day BZDIOVER	Bank of America N.A.	N/A	1/02/19	BRL	925	3,976	—	3,976
12.29%[2]	1-day BZDIOVER	Bank of America N.A.	N/A	1/02/19	BRL	923	2,900	—	2,900

28	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
12.52%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/02/19	BRL	924	$4,392	—	$4,392
12.31%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/02/19	BRL	532	1,920	—	1,920
11.68%[2]	1-day BZDIOVER	Bank of America N.A.	N/A	1/02/20	BRL	1,135	2,149	—	2,149
11.65%[2]	1-day BZDIOVER	Citibank N.A.	N/A	1/02/20	BRL	909	1,470	—	1,470
11.93%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/02/20	BRL	887	3,807	—	3,807
11.88%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/02/20	BRL	873	3,343	—	3,343
11.38%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/02/20	BRL	134	(49)	—	(49)
2.57%[2]	3-month LIBOR	Deutsche Bank AG	N/A	10/27/20	USD	300	20,262	—	20,262
3.30%[1]	3-month LIBOR	Morgan Stanley Capital Services LLC	N/A	5/06/21	USD	700	(76,273)	—	(76,273)
2.75%[2]	7-day China Fixing Repo Rates	Bank of America N.A.	N/A	5/12/21	CNY	755	(107)	(1)	(106)
2.75%[2]	7-day China Fixing Repo Rates	Bank of America N.A.	N/A	5/12/21	CNY	755	(107)	(1)	(106)
2.75%[2]	7-day China Fixing Repo Rates	Bank of America N.A.	N/A	5/12/21	CNY	608	(86)	(4)	(82)
2.75%[2]	7-day China Fixing Repo Rates	Bank of America N.A.	N/A	5/12/21	CNY	380	(54)	(1)	(53)
3.27%[1]	3-month LIBOR	Deutsche Bank AG	N/A	5/16/21	USD	470	(50,344)	—	(50,344)
2.16%[1]	3-month LIBOR	Bank of America N.A.	N/A	5/28/23	USD	200	(12,630)	—	(12,630)
2.31%[1]	3-month LIBOR	Deutsche Bank AG	N/A	5/31/23	USD	200	(14,716)	—	(14,716)
5.73%[1]	28-day MXIBTIIE	Bank of America N.A.	N/A	1/03/25	MXN	672	1,312	9	1,303
6.43%[2]	28-day MXIBTIIE	Bank of America N.A.	N/A	6/06/25	MXN	541	209	(9)	218
6.33%[2]	28-day MXIBTIIE	Citibank N.A.	N/A	6/09/25	MXN	271	11	(1)	12
6.33%[2]	28-day MXIBTIIE	Citibank N.A.	N/A	7/17/25	MXN	864	(14)	(4)	(10)
6.32%[2]	28-day MXIBTIIE	Morgan Stanley Capital Services LLC	N/A	7/17/25	MXN	1,733	(59)	(9)	(50)
6.31%[1]	28-day MXIBTIIE	Deutsche Bank AG	N/A	8/11/25	MXN	3,395	289	16	273
6.27%[2]	28-day MXIBTIIE	Bank of America N.A.	N/A	12/05/25	MXN	122	(36)	(2)	(34)
7.00%[2]	1-day COOIS	Credit Suisse International	N/A	7/22/26	COP	119,934	1,664	—	1,664
7.05%[2]	1-day COOIS	Credit Suisse International	N/A	7/22/26	COP	119,934	1,810	—	1,810
Total							$(92,837)	$309	$(93,146)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Fund pays the floating rate and receives the fixed rate.

OTC Total Return — Volatility Swaps
Reference Entity	Volatility Strike Price	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Depreciation
EUR Currency	9.20%[1]	JPMorgan Chase Bank N.A.	10/13/16	EUR	2,250	$(8,397)	—	$(8,397)
EUR Currency	9.00%[1]	BNP Paribas S.A.	12/13/16	EUR	2,324	(6,756)	$582	(7,338)
EUR Currency	9.15%[1]	BNP Paribas S.A.	12/13/16	EUR	2,292	(8,081)	—	(8,081)
EUR Currency	9.08%[1]	Goldman Sachs International	12/13/16	EUR	2,293	(7,375)	—	(7,375)
Total						$(30,609)	$582	$(31,191)

[1]	At expiration, the Fund receives the difference between the realized volatility and predefined volatility strike price multiplied by the notional amount.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	29

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$29,090,650	$8,266,891	$37,357,541
Corporate Bonds	—	93,335,195	—	93,335,195
Foreign Agency Obligations	—	1,606,334	—	1,606,334
Foreign Government Obligations	—	9,719,122	—	9,719,122
Non-Agency Mortgage-Backed Securities	—	16,901,594	3,319,729	20,221,323
Preferred Securities	$768,226	1,512,640	—	2,280,866
Taxable Municipal Bonds	—	11,851,730	—	11,851,730
U.S. Government Sponsored Agency Securities	—	126,958,628	532,054	127,490,682
U.S. Treasury Obligations	—	75,185,699	—	75,185,699
Short-Term Securities:
Borrowed Bond Agreements	—	6,640,196	—	6,640,196
Certificates of Deposit	—	6,409,938	—	6,409,938
Commercial Paper	—	4,399,787	—	4,399,787
Money Market Funds	7,694,178	—	—	7,694,178
Taxable Municipal Bonds	—	121,458	—	121,458
Options Purchased:
Foreign currency exchange contracts	—	37,801	—	37,801
Interest rate contracts	133,582	23,004	—	156,586
Liabilities:
Investments:
Borrowed Bonds	—	(6,561,365)	—	(6,561,365)
TBA Sale Commitments	—	(45,624,888)	—	(45,624,888)

Total	$8,595,986	$331,607,523	$12,118,674	$352,322,183

30	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016

Schedule of Investments (concluded)	BlackRock Total Return V.I. Fund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$93,367	—	$93,367
Foreign currency exchange contracts	—	79,796	—	79,796
Interest rate contracts	$59,248	68,441	—	127,689
Liabilities:
Credit contracts	—	(59,173)	—	(59,173)
Foreign currency exchange contracts	—	(169,491)	—	(169,491)
Interest rate contracts	(245,365)	(229,382)	—	(474,747)

Total	$(186,117)	$ (216,442)	—	$ (402,559)

[1]    Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$5,932	—	—	$5,932
Foreign currency at value	320,093	—	—	320,093
Cash Pledged:
Futures contracts	401,050	—	—	401,050
Centrally cleared swaps	757,960	—	—	757,960

Total	$1,485,035	—	—	$1,485,035

During the period ended September 30, 2016, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Non-Agency Mortgage- Backed Securities	Other Interests	U.S. Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of December 31, 2015	$3,225,869	$1,508,987	$122	—	$4,734,978
Transfers into Level 3	15,273	275,304	—	—	290,577
Transfers out of Level 3	(1,094,162)	(304,639)	—	—	(1,398,801)
Accrued discounts/premiums	3,893	8,796	—	—	12,689
Net realized gain (loss)	4,638	8,002	—	—	12,640
Net change in unrealized appreciation (depreciation)[1]	21,194	21,555	(122)	$1,733	44,360
Purchases	6,715,648	2,749,496	—	530,321	9,995,465
Sales	(625,462)	(947,772)	—	—	(1,573,234)

Closing Balance, as of September 30, 2016	$8,266,891	$3,319,729	—	$532,054	$12,118,674

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2016[1]	$27,102	$13,240	$(122)	$1,733	$41,953

[1]  Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	31

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock U.S. Government Bond V.I. Fund
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Arbor Realty Commercial Real Estate Notes Ltd., Series 2016-FL1A, Class A, 2.20%, 9/15/26 (a)(b)	USD	210	$210,000
Cedar Funding III CLO Ltd., Series 2014-3A, Class A1, 2.34%, 5/20/26 (a)(b)		500	500,600
CIFC Funding Ltd.:
Series 2014-5A, Class A1, 2.26%, 1/17/27 (a)(b)		400	400,238
Series 2015-3A, Class A, 2.11%, 10/19/27 (a)(b)		250	249,453
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1L, 1.92%, 8/15/25 (a)(b)		700	693,552
OCP CLO Ltd., Series 2012-2A, Class A2, 2.29%, 11/22/23 (a)(b)		557	556,681
OHA Credit Partners VIII Ltd., Series 2013-8A, Class A, 1.82%, 4/20/25 (a)(b)		500	498,020
Progress Residential Trust:
Series 2015-SFR1, Class A, 1.93%, 2/17/32 (a)(b)		466	467,747
Series 2016-SFR1, Class A, 1.98%, 9/17/33 (a)(b)		470	475,108
SMB Private Education Loan Trust, Series 2015-C, Class A3, 2.46%, 8/16/32 (a)(b)		200	207,471
Tricon American Homes Trust, Series 2015-SFR1, Class A, 1.78%, 5/17/32 (a)(b)		199	198,717
Venture XVIII CLO Ltd., Series 2014-18A, Class A, 2.13%, 10/15/26 (a)(b)		400	399,634
Washington Mill CLO Ltd., Series 2014-1A, Class A1, 2.20%, 4/20/26 (a)(b)		500	500,150
Total Asset-Backed Securities — 6.5%			5,357,371

Foreign Agency Obligations — 0.0%
Petroleos Mexicanos, 4.63%, 9/21/23 (a)		10	10,014

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities — 2.5%
Banc of America Commercial Mortgage Trust, Series 2007-1, Class A4, 5.45%, 1/15/49	USD	346	$347,852
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 2.02%, 7/05/33 (a)(b)		700	697,921
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class AFL1, 1.81%, 12/15/34 (a)(b)		991	993,299

			2,039,072
Interest Only Commercial Mortgage-Backed Securities — 1.9%
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XA, 1.94%, 5/10/58 (b)		860	105,701
Commercial Mortgage Pass-Through Certificates:
Series 2014-CR14, Class XA, 0.99%, 2/10/47 (b)		1,399	49,919
Series 2015-CR22, Class XA, 1.16%, 3/10/48 (b)		2,375	136,596
Series 2015-CR24, Class XA, 1.03%, 8/10/48 (b)		1,186	68,994
Series 2015-CR25, Class XA, 1.12%, 8/10/48 (b)		2,282	145,449
Series 2015-LC21, Class XA, 1.02%, 7/10/48 (b)		6,926	329,891
Core Industrial Trust:
Series 2015-CALW, Class XA, 0.94%, 2/10/34 (a)(b)		3,895	152,516
Series 2015-TEXW, Class XA, 0.90%, 2/10/34 (a)(b)		3,300	123,437
Series 2015-WEST, Class XA, 1.08%, 2/10/37 (a)(b)		1,600	106,940
FREMF Mortgage Trust, Series 2015-K718, Class X2A, 0.10%, 2/25/22 (a)(b)		22,996	101,027
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class XA, 1.82%, 5/15/49 (b)		998	111,790
Wells Fargo Commercial Mortgage Trust:
Series 2015-C30, Class XA, 1.17%, 9/15/58 (b)		990	65,631
Series 2015-NXS4, Class XA, 1.10%, 12/15/48 (b)		1,493	96,410

			1,594,301
Total Non-Agency Mortgage-Backed Securities — 4.4%			3,633,373

Portfolio Abbreviations
AUD	Australian Dollar	INR	Indian Rupee	RUB	Russian Ruble
BRL	Brazilian Real	JPY	Japanese Yen	SAR	Saudi Arabian Riyal
CAD	Canadian Dollar	KRW	Korean Won	SEK	Swedish Krona
CLP	Chilean Peso	LIBOR	London Interbank Offered Rate	TBA	To-be-announced
CNH	Chinese Yuan Offshore	MXIBTIIE	Mexico Interbank TIIE 28 Day	TRY	Turkish Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwan Dollar
EUR	Euro	NOK	Norwegian Krone	USD	U.S. Dollar
GBP	British Pound	NZD	New Zealand Dollar	ZAR	South African Rand
HUF	Hungarian Forint	OTC	Over-the-counter

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund

U.S. Government Sponsored Agency Securities		Par (000)	Value
Agency Obligations — 0.7%
Federal Home Loan Bank, 4.00%, 4/10/28	USD	500	$588,511
Collateralized Mortgage Obligations — 3.4%
Fannie Mae:
Series 2016-40, Class MF, 1.03%, 7/25/46 (b)		787	786,073
Series 2016-49, Class EF, 0.93%, 8/25/46 (b)		726	725,662
Series 2016-49, Class MF, 1.08%, 8/25/46 (b)		1,017	1,014,987
Ginnie Mae, Series 2014-107, Class WX, 6.81%, 7/20/39 (b)		259	307,119

			2,833,841
Interest Only Commercial Mortgage-Backed Securities — 0.2%
Freddie Mac:
Series K043, Class X1, 0.68%, 12/25/24 (b)		3,187	123,790
Series K718, Class X1, 0.77%, 1/25/22 (b)		332	9,555
Ginnie Mae:
Series 2002-83, Class IO, 0.00%, 10/16/42 (b)		991	—
Series 2003-109, Class IO, 0.00%, 11/16/43 (b)		2,518	25
Series 2003-17, Class IO, 0.00%, 3/16/43 (b)		2,395	—

			133,370
Mortgage-Backed Securities — 73.1%
Fannie Mae Mortgage-Backed Securities:
2.50%, 4/01/30-10/01/31 (c)		646	670,248
2.81%, 3/01/41 (b)		73	76,825
2.95%, 3/01/41 (b)		42	44,036
3.00%, 4/01/29-10/01/46 (c)		5,983	6,262,805
3.38%, 6/01/41 (b)		70	73,430
3.50%, 7/01/26-10/01/46 (c)		8,770	9,312,377
3.54%, 9/01/41 (b)		75	79,389
4.00%, 9/01/25-10/01/46 (c)		11,868	12,806,737
4.50%, 5/01/24-10/01/46 (c)		3,730	4,094,434
5.00%, 6/01/39-10/01/46 (c)		1,928	2,154,576
5.50%, 5/01/34-9/01/39		373	423,574
6.00%, 4/01/35-10/01/46 (c)		553	640,772
6.50%, 5/01/40		94	108,925
Freddie Mac Mortgage-Backed Securities:
2.50%, 3/01/30-10/01/31 (c)		643	667,122
2.77%, 10/01/45 (b)		236	244,185
3.00%, 1/01/30-10/01/46 (c)		2,000	2,088,669
3.50%, 10/01/31-10/01/46 (c)		4,954	5,239,021
4.00%, 8/01/40-10/01/46 (c)		2,288	2,461,094
4.50%, 2/01/39-10/01/46 (c)		921	1,009,451
5.00%, 10/01/41-11/01/41		320	355,671
5.50%, 6/01/41		224	253,280
8.00%, 12/01/29-7/01/30		46	56,742
Ginnie Mae Mortgage-Backed Securities:
3.00%, 10/15/46 (c)		1,231	1,289,475
3.50%, 12/20/41-10/15/46 (c)		3,550	3,774,833
4.00%, 9/20/40-10/15/46 (c)		1,645	1,765,221
4.50%, 12/20/39-10/15/46 (c)		2,918	3,203,372
5.00%, 12/15/38-12/15/40		176	197,303
5.50%, 1/15/34		867	993,612

			60,347,179
Total U.S. Government Sponsored Agency Securities — 77.4%			63,902,901

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Bonds:
3.00%, 11/15/45	USD	1,833	$2,091,482
2.50%, 2/15/46-5/15/46		4,845	5,014,173
2.25%, 8/15/46		68	67,160
U.S. Treasury Inflation Indexed Notes:
0.13%, 4/15/21-7/15/26		2,255	2,297,926
0.63%, 1/15/26		913	959,720
U.S. Treasury Notes:
0.75%, 2/28/18-7/15/19		7,895	7,890,229
0.88%, 3/31/18		3,389	3,395,883
1.25%, 3/31/21-7/31/23		410	406,493
1.13%, 6/30/21-8/31/21		7,715	7,705,218
1.38%, 6/30/23		2,130	2,126,255
2.50%, 8/15/23		1,610	1,724,775
2.38%, 8/15/24 (d)		1,478	1,575,083
2.00%, 8/15/25		2,357	2,439,127
2.25%, 11/15/25		1,266	1,336,421
1.63%, 2/15/26-5/15/26		665	665,589
1.50%, 8/15/26		915	906,100
Total U.S. Treasury Obligations — 49.2%			40,601,634
Total Long-Term Investments (Cost — $112,066,603) — 137.5%			113,505,293

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements — 0.2%
Credit Suisse Securities (USA) LLC, 0.44%, Open (Purchased on 7/15/16 to be repurchased at $160,953, collateralized by U.S. Treasury Notes, 0.88% due at 5/31/18, par and fair value of USD 160,000 and $160,331, respectively)		161	160,800

Certificates of Deposit		Par (000)	Value
Yankee — 1.6%(e)
Bank of Tokyo-Mitsubishi UFJ Ltd., New York, 1.43%, 8/17/17 (b)		210	210,355
Cooperatieve Rabobank UA, New York, 1.31%, 8/16/17 (b)		220	220,123
Credit Industriel et Commercial, New York, 1.41%, 8/16/17 (b)		220	220,317
Credit Suisse AG, New York, 1.58%, 8/16/17 (b)		110	110,160
Credit Suisse AG, New York, 1.61%, 8/24/17 (b)		110	110,146
Skandinaviska Enskilda Banken AB, New York, 1.29%, 8/17/17 (b)		210	210,079
Sumitomo Mitsui Banking Corp., New York, 1.43%, 8/18/17 (b)		110	110,030
UBS AG, Stamford, 1.53%, 9/01/17		110	110,014
Total Certificates of Deposit — 1.6%			1,301,224

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund

Commercial Paper (f)		Par (000)	Value
BNP Paribas SA, (New York Branch), 1.53%, 8/17/17 (b)	USD	110	$110,108
Norinchukin Bank, (New York Branch), 1.20%, 2/22/17 (b)		110	110,054
Sumitomo Mitsui Trust Bank Ltd., (New York Branch), 1.53%, 8/16/17 (b)		220	220,132
Svenska Handelsbanken AB, (New York Branch), 1.20%, 2/27/17 (b)		110	110,052
Swedbank AB, (New York Branch), 1.38%, 8/18/17 (b)		110	110,138
Total Commercial Paper — 0.8%			660,484

		Shares	Value
Money Market Funds — 1.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.20% (g)(h)		879,329	879,329
Total Short-Term Securities (Cost — $3,000,129) — 3.6%			3,001,837

Options Purchased
(Cost — $95,391) — 0.1%			62,639
Total Investments Before Options Written, Borrowed Bonds and TBA Sale Commitments (Cost — $115,162,123*) — 141.2%			116,569,769

Options Written			Value
(Premiums Received — $ 94,628) — (0.1)%			(51,804)

Borrowed Bonds		Par (000)	Value
U.S. Treasury Obligations — (0.2)%
U.S. Treasury Notes, 0.88%, 5/31/18	USD	160	$(160,331)
Total Borrowed Bonds (Proceeds — $160,540) — (0.2)%			(160,331)

TBA Sale Commitments (c)		Par (000)	Value
Fannie Mae Mortgage-Backed Securities:
2.50%, 10/01/31		544	(563,449)
3.00%, 10/01/31-10/01/46		4,895	(5,092,667)
3.50%, 10/01/31-10/01/46		6,065	(6,398,199)
4.00%, 10/01/46		6,194	(6,650,909)
4.50%, 10/01/46		4,031	(4,412,921)
5.00%, 10/01/46		318	(353,210)
5.50%, 10/01/46		755	(850,791)
6.00%, 10/01/46		162	(185,639)
Freddie Mac Mortgage-Backed Securities:
3.50%, 10/01/46		2,351	(2,480,259)
4.00%, 10/01/46		892	(956,792)
4.50%, 10/01/46		329	(360,223)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 10/15/46		34	(35,618)
3.50%, 10/15/46		82	(87,106)
4.50%, 10/15/46		1,061	(1,144,694)
Total TBA Sale Commitments (Proceeds — $29,536,985) — (35.8)%			(29,572,477)
Total Investments Net of Options Written, Borrowed Bonds and TBA Sale Commitments — 105.1%			$86,785,157
Liabilities in Excess of Other Assets — (5.1)%			(4,212,647)

Net Assets — 100.0%			$82,572,510

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$115,329,074

Gross unrealized appreciation	$1,448,456
Gross unrealized depreciation	(207,761)

Net unrealized appreciation	$1,240,695

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	3

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund

(c)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$(3,067,417)	$(9,686)
BNP Paribas Securities Corp.	$146,800	$(62)
Citigroup Global Markets, Inc.	$(1,475,925)	$600
Credit Suisse Securities (USA) LLC	$2,672,736	$12,090
Deutsche Bank Securities, Inc.	-	$1,208
Goldman Sachs & Co.	$4,529,635	$12,575
J.P. Morgan Securities LLC	$(3,649,933)	$(4,741)
Jefferies LLC	$714,018	$697
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$(30,123)	$1,019
Morgan Stanley & Co. LLC	$624,867	$1,369
Nomura Securities International, Inc.	$737,120	$614
RBC Capital Markets, LLC	$(780,113)	$(1,845)
Wells Fargo Securities, LLC	$280,961	$(844)

(d)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(e)	Issuer is a U.S. branch of a foreign domiciled bank.

(f)	Rates are discount rates or a range of discount rates at the time of purchase.

(g)	During the period ended September 30, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2015	Net Activity	Shares Held at September 30, 2016	Value at September 30, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,354,283	(1,354,283)[1]	—	—	$6,960
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	879,329[2]	879,329	$879,329	125
Total				$879,329	$7,085

[1]	Represents net shares sold.

[2]	Represents net shares purchased.

(h)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
Credit Suisse International	0.41%	5/03/16	Open	$1,564,833	$1,567,506	U.S. Treasury Obligations	Open/Demand	[1]

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(3)	Long Gilt British	December 2016	USD	506,468	$ 503
(7)	U.S. Treasury Bonds (30 Year)	December 2016	USD	1,177,094	12,808
3	U.S. Treasury Notes (10 Year)	December 2016	USD	393,375	(520)
(91)	U.S. Treasury Notes (2 Year)	December 2016	USD	19,880,656	(5,253)
61	U.S. Treasury Notes (5 Year)	December 2016	USD	7,412,453	22,242
5	U.S. Ultra Treasury Bonds	December 2016	USD	919,375	(17,352)
(1)	Euro Dollar	December 2017	USD	247,338	(14)

Total					$ 12,414

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
COP	14,735,000	USD	5,000	Credit Suisse International	10/03/16	$ 107
COP	14,740,150	USD	5,000	Credit Suisse International	10/03/16	109
USD	10,000	COP	29,748,100	Credit Suisse International	10/03/16	(311)
BRL	32,110	USD	10,000	Bank of America N.A.	10/04/16	(138)
BRL	32,475	USD	10,000	Goldman Sachs International	10/04/16	(26)
BRL	41,298	USD	12,736	Goldman Sachs International	10/04/16	(52)
BRL	64,674	USD	20,000	Goldman Sachs International	10/04/16	(137)
BRL	243,662	USD	75,144	Goldman Sachs International	10/04/16	(309)
BRL	33,405	USD	10,000	Royal Bank of Scotland PLC	10/04/16	260
CAD	51,699	USD	40,000	Barclays Bank PLC	10/04/16	(593)
CAD	51,709	USD	40,000	Barclays Bank PLC	10/04/16	(585)
EUR	26,525	USD	30,000	Citibank N.A.	10/04/16	(198)
EUR	44,197	USD	50,000	Citibank N.A.	10/04/16	(341)
GBP	30,205	USD	40,000	Barclays Bank PLC	10/04/16	(847)
GBP	30,206	USD	40,000	JPMorgan Chase Bank N.A.	10/04/16	(846)
HUF	22,188,344	USD	80,000	Citibank N.A.	10/04/16	925
JPY	4,011,915	USD	40,000	Barclays Bank PLC	10/04/16	(430)
JPY	4,012,274	USD	40,000	Barclays Bank PLC	10/04/16	(426)
MXN	32,680	USD	1,667	Bank of America N.A.	10/04/16	18
MXN	77,882	USD	4,000	Bank of America N.A.	10/04/16	15
MXN	196,940	USD	10,000	Bank of America N.A.	10/04/16	152
MXN	32,521	USD	1,667	Citibank N.A.	10/04/16	10
MXN	32,524	USD	1,667	Citibank N.A.	10/04/16	10
MXN	32,710	USD	1,667	Citibank N.A.	10/04/16	19
MXN	193,029	USD	10,000	JPMorgan Chase Bank N.A.	10/04/16	(50)
MXN	32,545	USD	1,667	UBS AG	10/04/16	11
MXN	32,714	USD	1,667	UBS AG	10/04/16	20
RUB	5,108,000	USD	80,000	JPMorgan Chase Bank N.A.	10/04/16	1,264
SEK	335,184	USD	40,000	Goldman Sachs International	10/04/16	(921)
SEK	335,287	USD	40,000	Morgan Stanley & Co. International PLC	10/04/16	(909)
TRY	236,496	USD	80,000	Goldman Sachs International	10/04/16	(1,260)
USD	10,000	BRL	32,515	Goldman Sachs International	10/04/16	14
USD	10,000	BRL	33,205	Goldman Sachs International	10/04/16	(198)
USD	12,736	BRL	42,309	Goldman Sachs International	10/04/16	(258)
USD	20,000	BRL	64,940	Goldman Sachs International	10/04/16	55
USD	20,000	BRL	65,450	Goldman Sachs International	10/04/16	(101)
USD	45,144	BRL	146,176	Royal Bank of Scotland PLC	10/04/16	249
USD	20,000	BRL	67,500	UBS AG	10/04/16	(731)
USD	80,000	CAD	103,344	Goldman Sachs International	10/04/16	1,226
USD	80,000	EUR	71,362	Credit Suisse International	10/04/16	(180)
USD	80,000	GBP	61,824	Deutsche Bank AG	10/04/16	(140)
USD	80,000	HUF	21,809,200	Goldman Sachs International	10/04/16	458
USD	80,000	JPY	8,075,480	Goldman Sachs International	10/04/16	351
USD	10,000	MXN	196,883	Citibank N.A.	10/04/16	(149)
USD	40,000	RUB	2,635,200	BNP Paribas S.A.	10/04/16	(1,924)
USD	40,000	RUB	2,637,800	Morgan Stanley & Co. International PLC	10/04/16	(1,965)

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	5

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	80,000	SEK	684,676	Barclays Bank PLC	10/04/16	$ 173
USD	40,000	TRY	119,130	BNP Paribas S.A.	10/04/16	336
USD	40,000	TRY	119,110	Deutsche Bank AG	10/04/16	343
USD	40,000	ZAR	570,878	Bank of America N.A.	10/04/16	(1,569)
USD	40,000	ZAR	570,591	Credit Suisse International	10/04/16	(1,548)
ZAR	1,094,645	USD	80,000	Barclays Bank PLC	10/04/16	(293)
BRL	258,120	USD	80,000	Royal Bank of Scotland PLC	10/05/16	(748)
COP	87,405,000	USD	30,000	BNP Paribas S.A.	10/05/16	283
COP	72,625,000	USD	25,000	Royal Bank of Scotland PLC	10/05/16	162
COP	72,625,000	USD	25,000	Royal Bank of Scotland PLC	10/05/16	162
USD	40,000	BRL	130,520	Credit Suisse International	10/05/16	(74)
USD	40,000	BRL	130,560	Deutsche Bank AG	10/05/16	(87)
USD	50,000	COP	147,950,000	Royal Bank of Scotland PLC	10/05/16	(1,260)
USD	30,000	COP	88,815,000	Standard Chartered Bank	10/05/16	(772)
RUB	658,800	USD	10,000	Deutsche Bank AG	10/06/16	476
USD	10,000	RUB	653,600	BNP Paribas S.A.	10/06/16	(393)
RUB	3,711,844	USD	56,737	BNP Paribas S.A.	10/11/16	2,214
RUB	1,925,655	USD	30,000	JPMorgan Chase Bank N.A.	10/11/16	583
USD	18,737	RUB	1,229,489	Deutsche Bank AG	10/11/16	(790)
TWD	313,600	USD	10,000	Bank of America N.A.	10/12/16	8
TWD	622,800	USD	20,000	BNP Paribas S.A.	10/12/16	(125)
USD	10,000	TWD	313,400	Morgan Stanley & Co. International PLC	10/12/16	(2)
INR	2,400,480	USD	36,000	Royal Bank of Scotland PLC	10/13/16	(31)
TWD	316,900	USD	10,000	HSBC Bank USA N.A.	10/13/16	114
USD	10,000	TWD	316,600	HSBC Bank USA N.A.	10/13/16	(104)
USD	18,000	CLP	12,177,000	State Street Bank and Trust Co.	10/17/16	(489)
USD	14,000	COP	41,650,000	Royal Bank of Scotland PLC	10/18/16	(393)
USD	13,219	GBP	10,000	Morgan Stanley & Co. International PLC	10/19/16	252
KRW	15,813,000	USD	14,000	Morgan Stanley & Co. International PLC	10/20/16	356
RUB	741,684	USD	11,400	Deutsche Bank AG	10/20/16	353
USD	14,000	KRW	15,715,000	JPMorgan Chase Bank N.A.	10/20/16	(267)
USD	73	TWD	2,287	JPMorgan Chase Bank N.A.	10/21/16	—
USD	18,927	TWD	599,482	Morgan Stanley & Co. International PLC	10/21/16	(209)
MYR	81,900	USD	20,000	JPMorgan Chase Bank N.A.	10/24/16	(224)
JPY	1,917,499	USD	19,000	Royal Bank of Scotland PLC	10/26/16	(70)
USD	5,000	ZAR	68,431	Goldman Sachs International	10/26/16	39
USD	5,000	ZAR	68,386	Morgan Stanley & Co. International PLC	10/26/16	42
RUB	642,000	USD	10,000	BNP Paribas S.A.	10/27/16	156
KRW	1,725,161	USD	1,560	UBS AG	10/28/16	6
KRW	4,027,131	USD	3,640	UBS AG	10/28/16	16
USD	5,200	KRW	5,733,000	Standard Chartered Bank	10/28/16	(4)
BRL	9,320	USD	2,856	Royal Bank of Scotland PLC	11/03/16	(19)
BRL	147,377	USD	45,144	Royal Bank of Scotland PLC	11/03/16	(278)
MXN	468,048	USD	24,000	Royal Bank of Scotland PLC	11/04/16	38
USD	39,000	CNH	260,730	Morgan Stanley & Co. International PLC	11/07/16	35
USD	286,000	SAR	1,090,804	BNP Paribas S.A.	11/23/16	(4,347)
USD	213,000	SAR	809,507	Citibank N.A.	11/23/16	(2,472)
USD	290,000	SAR	1,105,480	Citibank N.A.	11/23/16	(4,253)
BRL	34,320	USD	10,000	BNP Paribas S.A.	12/21/16	297

6	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	19,784	USD	6,000	Goldman Sachs International	12/21/16	$ (64)
BRL	13,723	USD	4,000	JPMorgan Chase Bank N.A.	12/21/16	117
BRL	6,723	USD	2,000	Nomura International PLC	12/21/16	17
BRL	26,508	USD	8,000	Royal Bank of Scotland PLC	12/21/16	(47)
CAD	13,222	USD	10,000	BNP Paribas S.A.	12/21/16	84
CAD	5,218	USD	4,000	Royal Bank of Scotland PLC	12/21/16	(20)
EUR	6,000	RUB	447,600	BNP Paribas S.A.	12/21/16	(214)
EUR	10,080	RUB	758,182	Deutsche Bank AG	12/21/16	(453)
EUR	4,400	SEK	41,909	Citibank N.A.	12/21/16	56
EUR	100	SEK	955	Standard Chartered Bank	12/21/16	1
EUR	9,000	USD	10,110	BNP Paribas S.A.	12/21/16	40
EUR	1,600	USD	1,806	Royal Bank of Scotland PLC	12/21/16	(2)
EUR	18,400	USD	20,773	Royal Bank of Scotland PLC	12/21/16	(22)
EUR	2,000	USD	2,239	Standard Chartered Bank	12/21/16	17
GBP	14,000	USD	18,123	HSBC Bank PLC	12/21/16	56
GBP	5,200	USD	6,876	JPMorgan Chase Bank N.A.	12/21/16	(124)
GBP	10,000	USD	13,035	Royal Bank of Scotland PLC	12/21/16	(50)
JPY	809,504	USD	8,000	BNP Paribas S.A.	12/21/16	13
JPY	499,634	USD	4,900	HSBC Bank PLC	12/21/16	46
JPY	41,080,565	USD	410,000	Nomura International PLC	12/21/16	(3,334)
JPY	306,047	USD	3,000	Northern Trust Corp.	12/21/16	30
KRW	8,844,000	USD	8,000	BNP Paribas S.A.	12/21/16	27
KRW	8,844,800	USD	8,000	Citibank N.A.	12/21/16	27
KRW	4,396,520	USD	4,000	HSBC Bank PLC	12/21/16	(10)
KRW	8,845,200	USD	8,000	HSBC Bank PLC	12/21/16	28
KRW	8,942,400	USD	8,000	HSBC Bank PLC	12/21/16	116
KRW	22,743,584	USD	20,200	JPMorgan Chase Bank N.A.	12/21/16	442
MXN	122,549	USD	6,400	UBS AG	12/21/16	(138)
NOK	49,915	USD	6,000	BNP Paribas S.A.	12/21/16	245
NOK	121,329	USD	14,800	BNP Paribas S.A.	12/21/16	380
NOK	42,841	USD	5,200	Morgan Stanley & Co. International PLC	12/21/16	160
NOK	33,194	USD	4,000	Royal Bank of Scotland PLC	12/21/16	153
NZD	7,100	USD	5,155	Royal Bank of Scotland PLC	12/21/16	(1)
NZD	20,000	USD	14,472	Westpac Banking Corp.	12/21/16	45
RUB	89,833	EUR	1,200	JPMorgan Chase Bank N.A.	12/21/16	48
SEK	3,800	EUR	400	Goldman Sachs International	12/21/16	(6)
USD	3,013	AUD	4,000	Goldman Sachs International	12/21/16	(43)
USD	4,773	AUD	6,400	Goldman Sachs International	12/21/16	(116)
USD	15,288	AUD	20,000	Goldman Sachs International	12/21/16	9
USD	6,135	AUD	8,000	Royal Bank of Scotland PLC	12/21/16	24
USD	10,000	BRL	32,773	BNP Paribas S.A.	12/21/16	167
USD	10,000	BRL	32,907	Royal Bank of Scotland PLC	12/21/16	127
USD	4,800	CAD	6,325	Goldman Sachs International	12/21/16	(24)
USD	12,000	CAD	15,832	Royal Bank of Scotland PLC	12/21/16	(75)
USD	4,517	EUR	4,000	BNP Paribas S.A.	12/21/16	6
USD	5,642	EUR	5,000	BNP Paribas S.A.	12/21/16	3
USD	8,977	EUR	8,000	Royal Bank of Scotland PLC	12/21/16	(45)
USD	15,359	EUR	13,600	UBS AG	12/21/16	21
USD	13,233	GBP	10,000	Bank of America N.A.	12/21/16	248

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	7

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	20,415	GBP	15,400	Bank of America N.A.	12/21/16	$ 418
USD	5,238	GBP	4,000	Citibank N.A.	12/21/16	44
USD	5,218	GBP	4,000	HSBC Bank PLC	12/21/16	24
USD	15,625	GBP	12,000	HSBC Bank PLC	12/21/16	43
USD	7,852	GBP	6,000	JPMorgan Chase Bank N.A.	12/21/16	61
USD	400	JPY	40,491	Barclays Bank PLC	12/21/16	(1)
USD	5,200	KRW	5,672,160	BNP Paribas S.A.	12/21/16	52
USD	5,200	KRW	5,866,380	Deutsche Bank AG	12/21/16	(124)
USD	14,000	KRW	15,373,400	HSBC Bank PLC	12/21/16	47
USD	10,400	KRW	11,340,992	Standard Chartered Bank	12/21/16	107
USD	4,000	MXN	79,048	Citibank N.A.	12/21/16	(39)
USD	5,400	MXN	104,681	JPMorgan Chase Bank N.A.	12/21/16	51
USD	6,800	MXN	125,817	Royal Bank of Scotland PLC	12/21/16	371
USD	16,000	NOK	129,858	Citibank N.A.	12/21/16	(247)
USD	20,000	NOK	162,283	Citibank N.A.	12/21/16	(304)
USD	297	NZD	400	Credit Suisse International	12/21/16	7
USD	11,702	NZD	16,000	Westpac Banking Corp.	12/21/16	89
USD	8,000	ZAR	113,998	BNP Paribas S.A.	12/21/16	(173)
USD	10,000	ZAR	144,585	BNP Paribas S.A.	12/21/16	(366)
USD	8,000	ZAR	111,378	Goldman Sachs International	12/21/16	15
USD	4,700	ZAR	68,452	JPMorgan Chase Bank N.A.	12/21/16	(208)
ZAR	112,896	USD	8,000	BNP Paribas S.A.	12/21/16	94
ZAR	147,940	USD	10,000	HSBC Bank PLC	12/21/16	606
ZAR	70,895	USD	4,800	UBS AG	12/21/16	283
INR	1,357,400	USD	20,000	UBS AG	12/23/16	97
Total						$(24,217)

Exchange-Traded Options Purchased
Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
U.S. Treasury Notes (10 Year) Future	Put	10/21/16	USD	131.00	28	$12,688
Euro Dollar Futures	Put	12/16/16	USD	98.50	122	22,113
Total						$34,801

   OTC Barrier Options Purchased

Description	Put/ Call	Type of Option	Counterparty	Expiration Date	Strike Price		Barrier Price		Notional Amount (000)		Value
USD Currency	Call	One-Touch	Citibank N.A.	10/20/16	JPY	105.00	JPY	105.00	USD	22	$ 18
USD Currency	Call	One-Touch	Morgan Stanley & Co. International PLC	11/30/16	MXN	23.00	MXN	23.00	USD	1	108
Total											$126

8	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund

   OTC Options Purchased

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
USD Currency	Call	Goldman Sachs International	10/07/16	TWD	31.00	USD	20	$ 238
USD Currency	Call	Morgan Stanley & Co. International PLC	10/20/16	BRL	3.50	USD	10	11
USD Currency	Call	Goldman Sachs International	10/27/16	MXN	19.15	USD	40	960
USD Currency	Call	Goldman Sachs International	11/14/16	MXN	19.00	USD	30	1,113
USD Currency	Call	BNP Paribas S.A.	11/23/16	TWD	32.00	USD	20	81
USD Currency	Call	Deutsche Bank AG	11/23/16	MXN	19.90	USD	20	421
		Morgan Stanley & Co.
USD Currency	Put	International PLC	10/18/16	MXN	19.30	USD	20	281
USD Currency	Put	Goldman Sachs International	10/20/16	BRL	3.22	USD	10	99
		Morgan Stanley & Co.
USD Currency	Put	International PLC	11/10/16	INR	67.80	USD	40	665
		Morgan Stanley & Co.
USD Currency	Put	International PLC	11/23/16	BRL	3.30	USD	20	560
USD Currency	Put	Deutsche Bank AG	12/01/16	INR	67.50	USD	24	311
Total								$4,740

   OTC Interest Rate Swaptions Purchased

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
30-Year Interest Rate Swap	Bank of America N.A.	Put	2.05%	Pay	3-month LIBOR	11/18/16	USD	1,255	$6,233
5-Year Interest Rate Swap	Citibank N.A.	Put	1.35%	Pay	3-month LIBOR	1/09/17	USD	1,800	7,043
10-Year Interest Rate Swap	Citibank N.A.	Put	1.70%	Pay	3-month LIBOR	2/03/17	USD	1,150	9,696
Total									$22,972

   Exchange-Traded Options Written

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Euro Dollar Futures	Put	12/16/16	USD	98.00	122	$(2,288)

   OTC Barrier Options Written

Description	Put/ Call	Type of Options	Counterparty	Expiration Date	Strike Price		Barrier Price		Notional Amount (000)		Value
USD Currency	Call	One-Touch	Deutsche Bank AG	10/20/16	JPY	105.00	JPY	105.00	USD	22		$(19)

   OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount		Value
USD Currency	Call	Goldman Sachs International	10/20/16	BRL	3.50	USD	10	$ (11)
USD Currency	Call	Goldman Sachs International	10/27/16	MXN	20.00	USD	40	(285)
USD Currency	Call	Goldman Sachs International	11/08/16	MXN	20.00	USD	40	(484)
Total								$(780)

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	9

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund

   OTC Interest Rate Swaptions Written

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
10-Year Interest Rate Swap	Deutsche Bank AG	Call	1.50%	Pay	3-month LIBOR	2/09/18	USD	190	$(5,405)
2-Year Interest Rate Swap	Deutsche Bank AG	Call	0.90%	Pay	3-month LIBOR	4/05/18	USD	2,300	(8,351)
2-Year Interest Rate Swap	Deutsche Bank AG	Call	0.80%	Pay	3-month LIBOR	4/12/18	USD	5,650	(16,978)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	2.50%	Receive	3-month LIBOR	2/09/18	USD	190	(1,486)
2-Year Interest Rate Swap	Deutsche Bank AG	Put	1.90%	Receive	3-month LIBOR	4/05/18	USD	2,300	(4,104)
2-Year Interest Rate Swap	Deutsche Bank AG	Put	1.80%	Receive	3-month LIBOR	4/12/18	USD	5,650	(12,393)
Total									$(48,717)

   Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.26%[1]	3-month LIBOR	N/A	1/12/17	USD	4,812	$(11,630)
1.02%[2]	3-month LIBOR	1/05/17[3]	9/30/18	USD	12,292	(2,555)
1.37%[1]	3-month LIBOR	10/05/16[3]	11/30/20	USD	2,470	(23,937)
1.31%[1]	3-month LIBOR	12/30/16[3]	8/15/23	USD	1,658	227
3.26%[2]	3-month LIBOR	N/A	11/18/24	USD	700	19,415
2.13%[2]	3-month LIBOR	N/A	8/25/25	USD	15	942
1.75%[1]	3-month LIBOR	12/30/16[3]	2/15/36	USD	646	(1,741)
2.38%[1]	3-month LIBOR	N/A	4/24/45	USD	135	(20,396)
2.39%[1]	3-month LIBOR	N/A	4/24/45	USD	130	(19,976)
2.83%[2]	3-month LIBOR	N/A	7/10/45	USD	265	67,838
Total						$ 8,187

1	Fund pays the fixed rate and receives the floating rate.

2	Fund pays the floating rate and receives the fixed rate.

3	Forward swap.

   OTC Credit Default Swaps — Buy Protection

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Appreciation (Depreciation)
Republic of the Philippines	1.00%	Bank of America N.A.	12/20/21	USD	295	$2,197	$2,627	$(430)
Federation of Malaysia	1.00%	Barclays Bank PLC	12/20/21	USD	27	270	306	(36)
Republic of Colombia	1.00%	Barclays Bank PLC	12/20/21	USD	11	381	425	(44)
Republic of Colombia	1.00%	Barclays Bank PLC	12/20/21	USD	11	382	436	(54)
United Mexican States	1.00%	Barclays Bank PLC	12/20/21	USD	9	304	320	(16)
United Mexican States	1.00%	Barclays Bank PLC	12/20/21	USD	5	170	182	(12)
Republic of Colombia	1.00%	Citibank N.A.	12/20/21	USD	10	347	396	(49)
United Mexican States	1.00%	Citibank N.A.	12/20/21	USD	5	169	186	(17)
Republic of Colombia	1.00%	Morgan Stanley Capital Services LLC	12/20/21	USD	12	416	439	(23)
United Mexican States	1.00%	Morgan Stanley Capital Services LLC	12/20/21	USD	12	406	405	1
United Mexican States	1.00%	Morgan Stanley Capital Services LLC	12/20/21	USD	12	406	408	(2)
Total						$5,448	$6,130	$(682)

10	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund

      OTC Interest Rate Swaps

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
13.13%[1]	1-day BZDIOVER	Bank of America N.A.	7/03/17	BRL	177	$(68)	—	$ (68)
12.93%[1]	1-day BZDIOVER	Citibank N.A.	7/03/17	BRL	353	(30)	—	(30)
13.11%[1]	1-day BZDIOVER	Citibank N.A.	7/03/17	BRL	212	(72)	—	(72)
12.85%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	7/03/17	BRL	27	1	—	1
11.50%[2]	1-day BZDIOVER	Bank of America N.A.	1/02/19	BRL	939	(171)	—	(171)
12.03%[2]	1-day BZDIOVER	Bank of America N.A.	1/02/19	BRL	152	390	—	390
12.02%[2]	1-day BZDIOVER	Bank of America N.A.	1/02/19	BRL	148	370	—	370
11.68%[2]	1-day BZDIOVER	Bank of America N.A.	1/02/20	BRL	150	283	—	283
11.65%[2]	1-day BZDIOVER	Citibank N.A.	1/02/20	BRL	120	194	—	194
11.93%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/20	BRL	116	497	—	497
11.88%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/20	BRL	114	437	—	437
11.38%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/20	BRL	16	(6)	—	(6)
6.32%[2]	28-day MXIBTIIE	Goldman Sachs International	8/06/25	MXN	640	(16)	(3)	(13)
6.31%[1]	28-day MXIBTIIE	Deutsche Bank AG	8/11/25	MXN	810	70	4	66
Total						$1,879	$ 1	$1,878

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Fund pays the floating rate and receives the fixed rate.

      OTC Total Return — Volatility Swaps

Reference Entity	Volatility Strike Price[1]	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Depreciation
EUR Currency	9.20%	JPMorgan Chase Bank N.A.	10/13/16	EUR	620	$(2,314)	—	$(2,314)
EUR Currency	9.00%	BNP Paribas S.A.	12/13/16	EUR	625	(1,817)	156	(1,973)
EUR Currency	9.15%	BNP Paribas S.A.	12/13/16	EUR	619	(2,182)	—	(2,182)
EUR Currency	9.08%	Goldman Sachs International	12/13/16	EUR	618	(1,988)	—	(1,988)
Total						$(8,301)	156	$(8,457)

[1]	At expiration, the Fund receives the difference between the implied volatility and predefined volatility strike price multiplied by the notional amount.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	11

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$4,397,768	$959,603	$5,357,371
Foreign Agency Obligations	—	10,014	—	10,014
Non-Agency Mortgage-Backed Securities	—	3,633,373	—	3,633,373
U.S. Government Sponsored Agency Securities	—	63,902,901	—	63,902,901
U.S. Treasury Obligations	—	40,601,634	—	40,601,634
Short-Term Securities:
Borrowed Bond Agreements	—	160,800	—	160,800
Certificates of Deposit.	—	1,301,224	—	1,301,224
Commercial Paper	—	660,484	—	660,484
Money Market Funds	$879,329	—	—	879,329
Options Purchased:
Foreign currency exchange contracts	—	4,866	—	4,866
Interest rate contracts	34,801	22,972	—	57,773
Liabilities:
Investments:
Borrowed Bonds	—	(160,331)	—	(160,331)
TBA Sale Commitments	—	(29,572,477)	—	(29,572,477)

Total	$914,130	$84,963,228	$959,603	$86,836,961

Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$1	—	$1
Foreign currency exchange contracts	—	16,879	—	16,879
Interest rate contracts	$35,553	90,660	—	126,213
Liabilities:
Credit contracts	—	(683)	—	(683)
Foreign currency exchange contracts	—	(41,895)	—	(41,895)
Interest rate contracts	(25,427)	(137,769)	—	(163,196)
Total	$10,126	$(72,807)	—	$(62,681)

[1]

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$421,150	—	—	$421,150
Foreign currency at value	84,416	—	—	84,416
Cash pledged:
Futures contracts	28,710	—	—	28,710
Centrally cleared swaps	63,940	—	—	63,940
Liabilities:
Reverse repurchase agreements	—	$(1,567,506)	—	(1,567,506)

Total	$598,216	$(1,567,506)	—	$(969,290)

During the period ended September 30, 2016, there were no transfers between Level 1 and Level 2.

12	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016

Schedule of Investments (concluded)	BlackRock U.S. Government Bond V.I. Fund

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Non-Agency Mortgage-Backed Securities	Total
Assets:
Opening Balance, as of December 31, 2015	$1,483,775	$ 75,070	$1,558,845
Transfers into Level 3	—	—	—
Transfers out of Level 3[1]	(987,525)	(75,070)	(1,062,595)
Accrued discounts/premiums	42	—	42
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)[2]	3,776	—	3,776
Purchases	459,535	—	459,535
Sales	—	—	—

Closing Balance, as of September 30, 2016	$959,603	—	$959,603

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2016[2]	$3,776	—	$3,776

[1]

As of September 30, 2016, the Fund used significant unobservable inputs in determining the value of certain investments. As of September 30, 2016, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

[2]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	13

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock Value Opportunities V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 3.0%
Aerojet Rocketdyne Holdings, Inc. (a)(b)	110,100	$1,935,558
Cubic Corp.	57,700	2,700,937
KLX, Inc. (a)	43,900	1,545,280
Triumph Group, Inc. (b)	39,884	1,111,966

		7,293,741
Air Freight & Logistics — 1.8%
Forward Air Corp.	36,300	1,570,338
Hub Group, Inc., Class A (a)	70,125	2,858,295

		4,428,633
Auto Components — 0.5%
Dorman Products, Inc. (a)(b)	18,127	1,158,315
Banks — 8.2%
CenterState Banks, Inc. (b)	105,000	1,861,650
Green Bancorp, Inc. (a)(b)	135,613	1,482,250
IBERIABANK Corp.	25,900	1,738,408
NBT Bancorp, Inc.	72,700	2,389,649
OFG Bancorp	184,200	1,862,262
Opus Bank (b)	58,887	2,082,833
Texas Capital Bancshares, Inc. (a)	38,700	2,125,404
TriState Capital Holdings, Inc. (a)	176,800	2,855,320
UMB Financial Corp. (b)	57,900	3,442,155

		19,839,931
Beverages — 0.6%
Cott Corp.	106,352	1,515,516
Biotechnology — 0.0%
XOMA Corp. (a)(b)	306	141
Capital Markets — 0.4%
Piper Jaffray Cos. (a)	17,633	851,674
Chemicals — 1.1%
Kraton Performance Polymers, Inc. (a)	40,677	1,425,322
Stepan Co.	18,374	1,335,055

		2,760,377
Commercial Services & Supplies — 2.4%
ABM Industries, Inc.	39,523	1,569,063
Essendant, Inc.	113,800	2,335,176
Matthews International Corp., Class A	31,832	1,934,112

		5,838,351
Communications Equipment — 1.8%
Ciena Corp. (a)	87,700	1,911,860
NetScout Systems, Inc. (a)(b)	81,200	2,375,100

		4,286,960
Construction & Engineering — 0.8%
EMCOR Group, Inc.	12,100	721,402
KBR, Inc.	78,700	1,190,731

		1,912,133
Consumer Finance — 0.4%
Ezcorp, Inc., Class A	79,500	879,270
Electric Utilities — 2.0%
ALLETE, Inc.	47,800	2,849,836
El Paso Electric Co.	39,500	1,847,415

		4,697,251
Electrical Equipment — 0.4%
Generac Holdings, Inc. (a)(b)	26,300	954,690
Electronic Equipment, Instruments & Components — 2.1%
Anixter International, Inc. (a)	14,200	915,900
FARO Technologies, Inc. (a)	32,300	1,161,185

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components (continued)
InvenSense, Inc. (b)	93,800	$695,996
MTS Systems Corp. (b)	36,700	1,689,301
Sanmina Corp. (a)	23,200	660,504

		5,122,886
Energy Equipment & Services — 4.4%
CARBO Ceramics, Inc. (b)	97,400	1,065,556
Dril-Quip, Inc. (a)	23,500	1,309,890
Newpark Resources, Inc. (a)	396,800	2,920,448
Patterson-UTI Energy, Inc.	78,900	1,764,993
Superior Energy Services, Inc.	129,600	2,319,840
U.S. Silica Holdings, Inc. (b)	27,500	1,280,400

		10,661,127
Equity Real Estate Investment Trusts (REITs) — 4.8%
Cedar Realty Trust, Inc.	372,642	2,683,022
LTC Properties, Inc.	52,438	2,726,252
Pebblebrook Hotel Trust (b)	77,847	2,070,730
Pennsylvania Real Estate Investment Trust	180,149	4,148,832

		11,628,836
Food & Staples Retailing — 1.2%
Smart & Final Stores, Inc. (a)(b)	61,300	782,801
SUPERVALU, Inc. (a)	440,485	2,198,020

		2,980,821
Food Products — 0.5%
Pinnacle Foods, Inc.	24,943	1,251,390
Gas Utilities — 3.3%
Northwest Natural Gas Co.	31,900	1,917,509
South Jersey Industries, Inc.	89,800	2,653,590
Southwest Gas Corp.	10,449	729,967
Spire, Inc.	41,000	2,613,340

		7,914,406
Health Care Equipment & Supplies — 3.9%
Invacare Corp. (b)	165,037	1,843,463
Merit Medical Systems, Inc. (a)	149,895	3,640,950
OraSure Technologies, Inc. (a)	407,413	3,247,082
Tandem Diabetes Care, Inc. (a)(b)	92,027	704,927

		9,436,422
Health Care Providers & Services — 3.9%
Landauer, Inc.	78,318	3,483,585
LifePoint Hospitals, Inc. (a)	49,382	2,924,896
Owens & Minor, Inc. (b)	84,233	2,925,412

		9,333,893
Hotels, Restaurants & Leisure — 3.1%
Bloomin’ Brands, Inc. (b)	94,530	1,629,697
Bob Evans Farms, Inc.	60,910	2,332,853
Interval Leisure Group, Inc.	169,794	2,915,363
Papa John’s International, Inc.	7,034	554,631

		7,432,544
Household Durables — 0.5%
iRobot Corp. (a)(b)	6,300	277,074
Taylor Morrison Home Corp., Class A (a)	48,803	858,933

		1,136,007
Insurance — 2.6%
American Equity Investment Life Holding Co.	67,221	1,191,828
Heritage Insurance Holdings, Inc.	90,000	1,296,900
ProAssurance Corp.	42,500	2,230,400

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	BlackRock Value Opportunities V.I. Fund

Common Stocks	Shares	Value
Insurance (continued)
Selective Insurance Group, Inc.	40,400	$1,610,344

		6,329,472
Internet & Direct Marketing Retail — 0.6%
1-800-Flowers.com, Inc., Class A (a)(b)	155,793	1,428,622
Internet Software & Services — 0.9%
comScore, Inc. (a)(b)	32,300	990,318
Rackspace Hosting, Inc. (a)	35,300	1,118,657

		2,108,975
IT Services — 2.1%
CACI International, Inc., Class A (a)	36,200	3,652,580
CSG Systems International, Inc.	32,009	1,322,932

		4,975,512
Life Sciences Tools & Services — 1.1%
Albany Molecular Research, Inc. (a)	48,460	800,075
Pacific Biosciences of California, Inc. (a)(b)	209,126	1,873,769

		2,673,844
Machinery — 4.0%
Actuant Corp., Class A	108,000	2,509,920
Albany International Corp., Class A	39,700	1,682,486
Chart Industries, Inc. (a)	66,304	2,176,760
Franklin Electric Co., Inc.	51,800	2,108,778
Joy Global, Inc. (b)	4,300	119,282
Kennametal, Inc.	30,500	885,110
Titan International, Inc. (b)	12,500	126,500

		9,608,836
Marine — 0.3%
Scorpio Bulkers, Inc. (a)(b)	240,482	832,068
Media — 1.3%
Cable One, Inc.	5,534	3,231,856
Metals & Mining — 3.3%
AK Steel Holding Corp. (b)	145,300	701,799
Haynes International, Inc. (b)	80,147	2,974,255
Hecla Mining Co.	221,200	1,260,840
Materion Corp.	94,414	2,899,454

		7,836,348
Miscellaneous — 1.9%
Aegion Corp. (a)	45,300	863,871
Firstcash, Inc.	44,700	2,104,476
Hillenbrand, Inc.	17,913	566,767
Tivo Corp. (a)	53,000	1,032,440

		4,567,554
Multiline Retail — 0.7%
Dillard’s, Inc., Class A (b)	13,000	819,130
Fred’s, Inc., Class A	91,473	828,745

		1,647,875
Oil, Gas & Consumable Fuels — 1.9%
Eclipse Resources Corp. (a)	319,400	1,050,826
Energen Corp.	35,300	2,037,516
SM Energy Co.	19,100	736,878
Whiting Petroleum Corp. (a)(b)	88,100	769,994

		4,595,214
Paper & Forest Products — 2.0%
Clearwater Paper Corp. (a)	28,900	1,868,963
PH Glatfelter Co.	140,400	3,043,872

		4,912,835
Pharmaceuticals — 0.5%
Phibro Animal Health Corp., Class A	42,498	1,155,096

Common Stocks	Shares	Value
Professional Services — 1.0%
Huron Consulting Group, Inc. (a)	12,600	$752,976
TriNet Group, Inc. (a)	79,300	1,715,259

		2,468,235
Real Estate Management & Development — 1.1%
Marcus & Millichap, Inc. (a)	105,115	2,748,757
Road & Rail — 1.3%
ArcBest Corp.	69,220	1,316,564
Heartland Express, Inc. (b)	92,000	1,736,960

		3,053,524
Semiconductors & Semiconductor Equipment — 5.0%
DSP Group, Inc. (a)	75,667	908,761
Integrated Device Technology, Inc. (a)	102,700	2,372,370
Kulicke & Soffa Industries, Inc. (a)	151,200	1,955,016
Microsemi Corp. (a)	36,331	1,525,175
Rambus, Inc. (a)	120,400	1,505,000
Semtech Corp. (a)	8,700	241,251
Ultratech, Inc. (a)	89,800	2,072,584
Veeco Instruments, Inc. (a)	79,100	1,552,733

		12,132,890
Software — 3.6%
Bottomline Technologies, Inc. (a)	59,600	1,389,276
Mentor Graphics Corp. (b)	65,900	1,742,396
PTC, Inc. (a)	50,300	2,228,793
Verint Systems, Inc. (a)	57,500	2,163,725
Zynga, Inc., Class A (a)	404,200	1,176,222

		8,700,412
Specialty Retail — 4.3%
Abercrombie & Fitch Co., Class A	4,100	65,149
Buckle, Inc. (b)	39,400	946,782
Children’s Place, Inc.	11,244	898,058
DSW, Inc., Class A	10,140	207,667
Express, Inc. (a)	83,100	979,749
Five Below, Inc. (a)(b)	35,500	1,430,295
Genesco, Inc. (a)	3,488	189,957
GNC Holdings, Inc., Class A	51,200	1,045,504
Hibbett Sports, Inc. (a)(b)	40,700	1,623,930
Murphy USA, Inc. (a)	7,934	566,170
Party City Holdco, Inc. (a)(b)	75,960	1,300,435
Penske Automotive Group, Inc. (b)	24,031	1,157,814

		10,411,510
Technology Hardware, Storage & Peripherals — 0.5%
Diebold, Inc. (b)	46,900	1,162,651
Textiles, Apparel & Luxury Goods — 3.6%
Deckers Outdoor Corp. (a)	11,477	683,455
G-III Apparel Group Ltd. (a)	54,654	1,593,164
Oxford Industries, Inc.	23,500	1,590,950
Perry Ellis International, Inc. (a)	22,400	431,872
Skechers U.S.A., Inc., Class A (a)	15,700	359,530
Steven Madden Ltd. (a)	33,900	1,171,584
Vera Bradley, Inc. (a)	32,300	489,345
Wolverine World Wide, Inc. (b)	97,890	2,254,407

		8,574,307
Thrifts & Mortgage Finance — 2.5%
Essent Group Ltd. (a)	76,400	2,033,004
HomeStreet, Inc. (a)	47,900	1,200,374
Northwest Bancshares, Inc.	181,600	2,852,936

		6,086,314
Trading Companies & Distributors — 1.4%
Applied Industrial Technologies, Inc.	55,100	2,575,374

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Value Opportunities V.I. Fund

Common Stocks	Shares	Value
Trading Companies & Distributors (continued)
WESCO International, Inc. (a)(b)	13,600	$836,264

		3,411,638
Total Common Stocks — 98.6%		237,969,660

Warrants
Biotechnology — 0.0%
XOMA Corp. (Issued/exercisable 3/09/12, 0.50 Share for 1 Warrant, Expires 3/09/17, Strike Price $1.76)(a)	47,650	—
Total Long-Term Investments (Cost — $213,589,066) — 98.6%		237,969,660

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.20% (c)(d)	4,720,935	$4,720,935
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.51% (c)(d)(e)	$ 32,427	32,427,438
Total Short-Term Securities (Cost — $37,148,373) — 15.4%		37,148,373
Total Investments (Cost — $250,737,439*) — 114.0%		275,118,033
Liabilities in Excess of Other Assets — (14.0)%		(33,794,294)

Net Assets — 100.0%		$241,323,739

Notes to Schedule of Investments

*	As of September 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$251,344,018

Gross unrealized appreciation	$33,966,773
Gross unrealized depreciation	(10,192,758)

Net unrealized appreciation	$23,774,015

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2015	Net Activity	Shares/Beneficial Interest Held at September 30, 2016	Value at September 30, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,410,711	(1,410,711)	—	—	$4,190
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	4,720,935	4,720,935	$ 4,720,935	940
BlackRock Liquidity Series, LLC, Money Market Series	$24,589,615	$7,837,823	$32,427,438	32,427,438	103,855	[1]
Total				$37,148,373	$108,985

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016	3

Schedule of Investments (concluded)	BlackRock Value Opportunities V.I. Fund

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodolgies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$237,969,660	—	—	$237,969,660
Warrants[1]	—	—	—	—
Short-Term Securities	4,720,935	$32,427,438	—	37,148,373

Total	$242,690,595	$32,427,438	—	$275,118,033

1	See above Schedule of Investments for values in each industry.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, collateral on securities loaned at value of $32,427,438 is categorized as Level 2 within the disclosure hierarchy.

During the period ended September 30, 2016, there were no transfers between levels.

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Variable Series Funds, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Variable Series Funds, Inc.

Date: November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Variable Series Funds, Inc.

Date: November 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Variable Series Funds, Inc.

Date: November 22, 2016